UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-643-9691

Date of fiscal year end: October 31, 2010

Date of reporting period: April 30, 2011

ITEM 1. REPORT TO SHAREHOLDERS

Semi-Annual Report

April 30, 2011

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

■	Wells Fargo Advantage Asia Pacific Fund

■	Wells Fargo Advantage Disciplined Global Equity Fund

■	Wells Fargo Advantage Diversified International Fund

■	Wells Fargo Advantage Emerging Markets Equity Fund

■	Wells Fargo Advantage Global Opportunities Fund

■	Wells Fargo Advantage International Equity Fund

■	Wells Fargo Advantage Intrinsic World Equity Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery

The views expressed are as of April 30, 2011, and are those of the Fund managers. Any reference to a specific security in this report is not a recommendation to purchase or sell any specific security or adopt any investment strategy. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Advantage International Stock Funds.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM ).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus for Wells Fargo Advantage Funds containing this and other information, visit wellsfargo.com/advantagefunds. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

The “Dow Jones Target Date Indexes” are a product of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC (“CME”). “Dow Jones” and “Dow Jones Target Date Indexes” are service marks of Dow Jones Trademark Holdings, LLC, and have been licensed for use for certain purposes by CME and sublicensed for use by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME or Barclays Capital or any of their respective affiliates, and neither Dow Jones, CME nor Barclays Capital nor any of their respective affiliates makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy, and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, CME, BARCLAYS CAPITAL, OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, IN DIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 120 mutual funds across a wide range of asset classes, representing over $241 billion in assets under management, as of April 30, 2011.

Equity Funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Equity Value Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
Capital Growth Fund	Growth Fund	Small Cap Growth Fund
Classic Value Fund	Growth Opportunities Fund	Small Cap Opportunities Fund
Common Stock Fund	Health Care Fund	Small Cap Value Fund
Core Equity Fund	Index Fund	Small Company Growth Fund
Disciplined Global Equity Fund	International Equity Fund	Small Company Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small/Mid Cap Core Fund
Disciplined Value Fund	Intrinsic Small Cap Value Fund	Small/Mid Cap Value Fund
Discovery Fund†	Intrinsic Value Fund	Social Sustainability Fund†
Diversified Equity Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified International Fund	Large Cap Core Fund	Special Small Cap Value Fund
Diversified Small Cap Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Growth Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Emerging Markets Equity Fund	Mid Cap Growth Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Asset Allocation Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Conservative Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†
Money Market Funds
100% Treasury Money Market Fund	Minnesota Money Market Fund	New Jersey Municipal Money Market Fund
California Municipal Money Market Fund	Money Market Fund	New York Municipal Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Pennsylvania Municipal Money Market Fund
Government Money Market Fund	Municipal Money Market Fund	Prime Investment Money Market Fund
Heritage Money Market Fund†	National Tax-Free Money Market Fund	Treasury Plus Money Market Fund
Variable Trust Funds[1]
VT Core Equity Fund	VT Intrinsic Value Fund	VT Small Cap Value Fund
VT Discovery Fund†	VT Omega Growth Fund	VT Total Return Bond Fund
VT Index Asset Allocation Fund	VT Opportunity Fund†
VT International Equity Fund	VT Small Cap Growth Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage Social Sustainability FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM , Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM , Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM , Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage International Stock Funds	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

There certainly were a rash of geopolitical and geological issues that provided headwinds, but overall, many areas across both the global equity and bond markets showed resilience and posted solid annual returns.

Dear Valued Shareholder,

We are pleased to provide you with this semi-annual report for the Wells Fargo Advantage International Stock Funds for the six-month period that ended April 30, 2011. After a series of extraordinary financial and economic events that affected the financial markets in the United States and throughout the world—dating back to the beginning of the financial crisis in 2008—it seemed the global economy continued to move toward a more sustainable recovery throughout the period. There certainly were a rash of geopolitical and geological issues that provided headwinds, but overall, many areas across both the global equity and bond markets showed resilience and posted solid annual returns, suggesting that the most underlying fundamentals of the economy continue to strengthen.

The global economic recovery moved toward expansion.

The global economic recovery that began in mid-2009, especially within the developed countries, gained further momentum throughout the period, particularly toward the end of 2010. For example, within the U.S., gross domestic product (GDP) grew at an annualized rate of 3.1% in the fourth quarter of 2010—capping a streak of six consecutive quarters of positive GDP growth—and 2.8% for the full year. Although the path of recovery within the U.S. has been uneven at times and growth remains subpar compared with previous recoveries, the general consensus among economists is that the economy will likely continue to move toward a sustainable expansion.

Jobs and housing remained troublesome.

By the end of the reporting period, the unemployment rate in the U.S. stood at 9.0%, down from 9.8% a year earlier but still notably higher than historical averages. Unfortunately, the drop may be more attributable to a decline in the labor force than to a meaningful uptick in hiring. In fact, employers added just 1.1 million jobs during the entire 2010 calendar year, below the historical average of 1.4 million jobs created each year over the past 80 years, suggesting that the improving economy has yet to translate into widespread hiring. Meanwhile, the beleaguered housing market was an ongoing source of concern, despite some tentative late-year signs of stabilization. That said, persistent weakness in the labor and housing markets bears close watching in the months ahead.

Other economic data in the U.S. was more encouraging, reflecting greater confidence in the sustainability of the expansion on the part of both consumers and businesses. Retail sales came in strong at certain points during the period, including the critical holiday shopping season, and industrial production and new orders have picked up. Although still reluctant to hire, businesses have gradually increased spending in other areas, such as equipment and technology. Core inflation, which excludes volatile food and energy prices, remained benign.

The Federal Reserve continued to do its part.

With inflation subdued, the Federal Reserve (Fed) held its target range for the federal funds rate—a proxy for short-term interest rates—steady at 0.00% to 0.25%. On April 27, 2011, in its final statement of the six-month period, the Fed noted that economic recovery “is proceeding at a moderate pace,” while the employment situation is “improving gradually.” With regard to inflation, the Fed noted that the rate of inflation increased but that “longer-term inflation

Letter to Shareholders	Wells Fargo Advantage International Stock Funds	3

expectations have remained stable and measures of underlying inflation are still subdued.” As a result, the Fed indicated that it intends to keep short-term rates at historically low levels for as long as necessary to ensure a sustainable recovery and expansion.

The Fed also stated that “to promote a stronger pace of economic recovery,” it plans to proceed with other stimulus measures, including its second round of quantitative easing (QE2)—a plan to purchase $600 billion in long-term Treasury securities by mid-2011. The launch of QE2 in the third quarter of 2010 marked a turning point for the equity markets in that it ushered in a favorable shift in investor sentiment. Largely, investors interpreted the plan as further evidence of the Fed’s commitment to avoiding deflation and spurring economic growth.

Central banks focused on balancing the need for sustainable growth with ongoing sovereign debt concerns.

The coordinated efforts of the developed markets’ central banks to quell the worldwide financial crisis were effective in restoring order to the capital markets, and the stimulus packages provided a significant underpinning to economies, helping to restore them to growth. As a result, throughout the six-month period, stock markets in the United States and worldwide rebounded dramatically from their March 2009 lows.

While many emerging markets were not as affected by the same problems as the U.S. and eurozone economies, several emerging economies did face headwinds of their own, such as higher levels inflation and tightening monetary policies. This dynamic was most evident in China and India, which were among the poorer performing countries within the index. The best performing countries within the emerging markets index included Russia, which benefitted from rising energy prices; Taiwan and Korea, whose performance was driven by strong export activity; and South Africa, which was supported by rising commodity prices throughout the period.

After working through the eurozone sovereign debt crisis, equities rallied for the rest of 2010.

After the global equity markets stumbled during the late spring of 2010, primarily due to concerns that the global economic recovery would slide back into recession, but also in part due to the Greek sovereign debt crisis, the markets rebounded during the summer and fall of 2010. Part of the explanation for the rally lies in the precarious nature of the markets after the second quarter. By the start of the third quarter, investors had already priced in the potential effects of the sovereign debt crisis. The repricing reduced stock valuations to extremely attractive levels. When combined with earnings yields that were better than what investors were getting in the bond market, the lowered valuations were enough to convince many investors to add more risk to their portfolios. Stocks in the higher-yielding telecommunication services sector advanced due to their ability to balance risk and potential yield, driving investors back into the markets.

The coordinated efforts of the developed markets’ central banks to quell the worldwide financial crisis were effective in restoring order to the capital markets, and the stimulus packages provided a significant underpinning to economies, helping to restore them to growth.

4	Wells Fargo Advantage International Stock Funds	Letter to Shareholders

During the last three months of 2010, investors continued to struggle with a number of macroeconomic factors, most notably the continuing sovereign debt crisis in Europe and rising inflation in the emerging markets. On the plus side, the U.S. economy continued to show signs of improvement. The reaffirmation of quantitative easing by the Fed initially caused the value of the U.S. dollar to decline relative to other major currencies; however, it stabilized during the final month of the year.

Entering the new year, central banks attempted to balance growth with inflation pressures.

2011 began moderately well, building on the momentum established during the fourth quarter of 2010. Investors focused on signs of sustainable economic growth and low volatility in many countries. In step with stronger economic conditions, corporate earnings continued to improve, further bolstering investor confidence. However, during the period, investors shifted their focus away from these developments to the political unrest in the Middle East and the tragedy affecting Japan, which prompted concerns about the impact on oil prices and the supply chain. In response, investors began to rotate out of small-cap stocks and growth stocks and into larger-cap value stocks that they perceived as offering lower levels of risk.

In the developed markets, Europe and the U.S. are good examples of how many countries are attempting to balance the effects of higher inflation with the need to firmly establish sustainable economic expansion. These governments believe that this can best be achieved through an exceptionally accommodative monetary policy. In an effort to stave off the effects of rising inflation, China, India, and Brazil have already been tightening their monetary policies through rate increases and a more restrictive approach to money supply. It is possible that if the rate of inflation in those emerging markets countries begins to stabilize or even subside, particularly in China, these countries may be nearing the end of their monetary tightening cycle.

Concerns about sovereign debt re-emerged across the European peripheral countries, especially as Portugal became the third country to seek a bailout from the European Union and the International Monetary Fund. In addition, Ireland’s four largest banks failed another round of stress tests in March, forcing them to seek another 24 billion euros from public and private entities. Nevertheless, in spite of these renewed challenges, the peripheral countries, led by Greece, Italy, and Spain, had remarkable stock performance to start 2011. They outperformed their larger, more developed European neighbors, such as Germany and the United Kingdom. Last year, when the sovereign debt issue first came to the forefront, it brought along with it a high level of investor anxiety, which translated into higher volatility. However, after the bailouts of Greece and Ireland, investors may have become comfortable with how policymakers have been able to handle these problems and mitigate the risks of contagion.

A broadly diversified portfolio gives exposure to many areas of potential recovery.

As global economies continue to move toward more sustainable growth and manageable levels of inflation, there can still be moments of volatility. These periods can present both challenges and opportunities, and experience has

Letter to Shareholders	Wells Fargo Advantage International Stock Funds	5

taught us that maintaining a long-term investment strategy based on individual goals and risk tolerance can be an effective way to plan for the future.

The Wells Fargo Advantage International Stock Funds provide investment solutions across a broad range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk. And, in a potential upturn, diversification can give you exposure to many areas of economic recovery.

Thank you for choosing Wells Fargo Advantage Funds. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also visit our website at www.wellsfargo.com/advantagefunds.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

6	Wells Fargo Advantage International Stock Funds	Performance Highlights

Wells Fargo Advantage Asia Pacific Fund

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

Anthony L.T. Cragg

FUND INCEPTION

December 31, 1993

TEN LARGEST EQUITY HOLDINGS[1] (AS OF APRIL 30, 2011)
Newcrest Mining Limited	2.67%
Mitsubishi UFJ Financial Group Incorporated	2.01%
Industrial & Commercial Bank of China Class H	2.01%
Nippon Telegraph & Telephone Corporation	1.99%
Sumitomo Mitsui Financial Group Incorporated	1.98%
Toray Industries Incorporated	1.97%
China Construction Bank	1.97%
Mitsubishi Corporation	1.96%
Mitsubishi Electric Corporation	1.80%
Mitsui Fudosan Company Limited	1.73%

COUNTRY ALLOCATION[2] (AS OF APRIL 30, 2011)

1.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the dates specified.

2.	Country allocation is subject to change and is calculated based on the total investments of the Fund, excluding cash and cash equivalents.

Performance Highlights	Wells Fargo Advantage International Stock Funds	7

Wells Fargo Advantage Asia Pacific Fund (continued)

AVERAGE ANNUAL TOTAL RETURN3 (%) (AS OF APRIL 30, 2011)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[4]
	Inception Date	6-Months*	1-Year	5-Year	10-Year	6-Months*	1-Year	5-Year	10-Year	Gross	Net[5]
Class A (WFAAX)	07/31/2007	(0.49)	10.37	0.06	9.87	5.59	17.13	1.26	10.53	1.92%	1.62%
Class C (WFCAX)	07/31/2007	4.16	15.12	0.47	9.79	5.16	16.12	0.47	9.79	2.67%	2.37%
Administrator Class (WFADX)	07/30/2010					5.73	17.29	1.29	10.55	1.76%	1.42%
Institutional Class (WFPIX)	07/30/2010					5.77	17.33	1.29	10.56	1.49%	1.27%
Investor Class (SASPX)	12/31/1993					5.62	17.05	1.19	10.50	1.99%	1.67%
MSCI All Country Asia Pacific Net Index[6]						8.93	13.49	2.53	6.81

*	Returns for periods of less than one year are not annualized.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Fund’s Web site – www.wellsfargo.com/advantagefunds.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to regional risk, and smaller company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

3.	Historical performance shown for Class A shares prior to their inception reflects the performance of the Investor Class shares, and includes the higher expenses applicable to the Investor Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Class C shares prior to their inception reflects the performance of the Investor Class shares, adjusted to reflect the higher expenses applicable to Class C shares. Historical performance shown for the Administrator and Institutional Class shares prior to their inception reflects the performance of the Class A shares, and includes the higher expenses applicable to the Class A shares. If these expenses had not been included, returns would be higher.

4.	Reflects the expense ratios as stated in the most recent prospectuses.

5.	The Adviser has committed through February 29, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.60% for Class A, 2.35% for Class C, 1.40% for Administrator Class, 1.25% for Institutional Class and 1.65% for Investor Class. Without this cap, the Fund’s returns would have been lower.

6.	The Morgan Stanley Capital International All Country Asia Pacific (MSCI AC Asia Pacific) Net Index is a total return, capitalization-weighted index that measures the performance of stock markets in 15 Pacific region countries, including Australia, China, Hong Kong, India, Indonesia, Japan, Korea, Malaysia, New Zealand, Pakistan, the Philippines, Singapore, Sri Lanka, Taiwan and Thailand. You cannot invest directly in an index.

8	Wells Fargo Advantage International Stock Funds	Performance Highlights

Wells Fargo Advantage Disiplined Global Equity Fund

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

Amit Chandra PhD., CFA

(Effective March 1, 2011)

FUND INCEPTION

November 1, 1995

TEN LARGEST EQUITY HOLDINGS[1] (AS OF APRIL 30, 2011)
International Business Machines Corporation	1.53%
Exxon Mobil Corporation	1.52%
Chevron Corporation	1.45%
BHP Bilton plc	1.41%
Microsoft Corporation	1.30%
Oracle Corporation	1.15%
Vodafone Group plc	1.14%
Royal Dutch Shell plc Class B	1.11%
Sanofi-Aventis SA	1.00%
BASF SE	0.98%

COUNTRY ALLOCATION[2] (AS OF APRIL 30, 2011)

1.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the dates specified.

2.	Country allocation is subject to change and is calculated based on the total investments of the Fund, excluding cash and cash equivalents.

Performance Highlights	Wells Fargo Advantage International Stock Funds	9

Wells Fargo Advantage Disiplined Global Equity Fund (continued)

AVERAGE ANNUAL TOTAL RETURN3 (%) (AS OF APRIL 30, 2011)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[4]
	Inception Date	6-Months*	1-Year	5-Year	10-Year	6-Months*	1-Year	5-Year	10-Year	Gross	Net[5]
Class A (EAGLX)	06/03/1996	8.77	11.86	0.89	1.86	15.41	18.69	2.10	2.47	1.61%	1.40%
Class C (ECGLX)	06/03/1996	13.98	16.74	1.33	1.72	14.98	17.74	1.33	1.72	2.36%	2.15%
Administrator Class (EYGLX)	11/01/1995					15.52	18.97	2.36	2.74	1.45%	1.15%
Institutional Class (EIGLX)	07/30/2010					15.65	19.19	2.40	2.76	1.18%	0.95%
MSCI World Free Index (Net)[6]						14.75	18.25	2.32	3.90

*	Returns for periods of less than one year are not annualized.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Fund’s Web site – www.wellsfargo.com/advantagefunds.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to country concentration risk and smaller company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

3.	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for all classes of the Fund prior to July 19, 2010 is based on the performance of the Fund’s predecessor, Evergreen Global Large Cap Equity Fund.

4.	Reflects the expense ratios as stated in the most recent prospectuses.

5.	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. Without this cap, the Fund’s returns would have been lower.

6.	The Morgan Stanley Capital International World Free Index (Net) (MSCI World Free Index (Net)) is an unmanaged market capitalization index designed to measure the performance of securities within developed equity markets. You cannot invest directly in an index.

10	Wells Fargo Advantage International Stock Funds	Performance Highlights

Wells Fargo Advantage Diversified International Fund

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISERS

Artisan Partners Limited Partnership

LSV Asset Management

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Francis X. Claró, CFA

Josef Lakonishok

Puneet Mansharamani, CFA

Menno Vermeulen, CFA

Mark L. Yockey, CFA

FUND INCEPTION

September 24, 1997

TEN LARGEST EQUITY HOLDINGS[1] (AS OF APRIL 30, 2011)
Nestle SA	1.65%
Sands China Limited	1.48%
Bayer AG	1.47%
Daimler AG	1.29%
BASF SE	1.16%
Siemens AG	1.16%
Pernod-Ricard	1.10%
WPP plc	1.06%
Vodafone Group plc	1.04%
ING Group NV	1.04%

COUNTRY ALLOCATION[2] (AS OF APRIL 30, 2011)

1.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the dates specified

2.	Country allocation is subject to change and is calculated based on the total investments of the Fund, excluding cash and cash equivalents.

Performance Highlights	Wells Fargo Advantage International Stock Funds	11

Wells Fargo Advantage Diversified International Fund (continued)

AVERAGE ANNUAL TOTAL RETURN3 (%) (AS OF APRIL 30, 2011)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[4]
	Inception Date	6-Months*	1-Year	5-Year	10-Year	6-Months*	1-Year	5-Year	10-Year	Gross	Net[5]
Class A (SILAX)	09/24/1997	6.62	14.82	(0.90)	1.73	13.15	21.79	0.29	2.34	1.54%	1.41%
Class B (SILBX)**	09/24/1997	7.63	15.82	(0.86)	1.77	12.63	20.82	(0.44)	1.77	2.29%	2.16%
Class C (WFECX)	04/01/1998	11.67	19.86	(0.41)	1.57	12.67	20.86	(0.41)	1.57	2.29%	2.16%
Administrator Class (WFIEX)	11/08/1999					13.23	22.01	0.51	2.55	1.38%	1.25%
Institutional Class (WFISX)	08/31/2006					13.36	22.27	0.72	2.66	1.11%	0.99%
Investor Class (WIEVX)	07/18/2008					13.05	21.71	0.28	1.96	1.61%	1.46%
MSCI EAFE® Net Index[6]						12.71	19.18	1.54	5.29

*	Returns for periods of less than one year are not annualized.

**	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Fund’s Web site – www.wellsfargo.com/advantagefunds.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to smaller company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

3.	Historical performance shown for the Investor Class shares prior to their inception reflects the performance of Class A shares, adjusted to reflect the higher expenses applicable to the Investor Class shares. Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns would be higher.

4.	Reflects the expense ratios as stated in the most recent prospectuses.

5.	The Adviser has committed through February 29, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. Without this cap, the Fund’s returns would have been lower.

6.	The Morgan Stanley Capital International Europe, Australasia, and Far East (MSCI EAFE) Net Index is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia, and the Far East. You cannot invest directly in an index.

12	Wells Fargo Advantage International Stock Funds	Performance Highlights

Wells Fargo Advantage Emerging Markets Equity Fund

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

Yi (Jerry) Zhang, PhD, CFA

FUND INCEPTION

September 6, 1994

TEN LARGEST EQUITY HOLDINGS[1] (AS OF APRIL 30, 2011)
China Mobile Limited ADR	3.50%
Sina Corporation	3.41%
Petroleo Brasileiro SA ADR	3.28%
Samsung Electronics Company Limited	2.44%
Grupo Televisa SA ADR	2.15%
KT&G Corporation	2.10%
Taiwan Semiconductor Manufacturing Company Limited ADR	2.00%
KT Corporation ADR	1.99%
Banco Bradesco SA ADR	1.68%
ICICI Bank Limited ADR	1.47%

COUNTRY ALLOCATION[2] (AS OF APRIL 30, 2011)

1.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the dates specified

2.	Country allocation is subject to change and is calculated based on the total investments of the Fund, excluding cash and cash equivalents.

Performance Highlights	Wells Fargo Advantage International Stock Funds	13

Wells Fargo Advantage Emerging Markets Equity Fund (continued)

AVERAGE ANNUAL TOTAL RETURN3 (%) (AS OF APRIL 30, 2011)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[4]
	Inception Date	6-Months*	1-Year	5-Year	10-Year	6-Months*	1-Year	5-Year	10-Year	Gross	Net[5]
Class A (EMGAX)	09/06/1994	3.71	17.02	10.65	17.52	10.03	24.15	11.98	18.21	1.84%	1.82%
Class B (EMGBX)**	09/06/1994	4.62	18.24	10.89	17.65	9.62	23.24	11.15	17.65	2.59%	2.57%
Class C (EMGCX)	09/06/1994	8.64	22.23	11.14	17.36	9.64	23.23	11.14	17.36	2.59%	2.57%
Administrator Class (EMGYX)	09/06/1994					10.13	24.39	12.25	18.55	1.68%	1.61%
Institutional Class (EMGNX)	07/30/2010					10.28	24.73	12.31	18.58	1.41%	1.31%
MSCI Emerging Markets Net Index[6]						9.84	21.00	10.17	16.92

*	Returns for periods of less than one year are not annualized.

**	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Fund’s Web site – www.wellsfargo.com/advantagefunds.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to regional risk and smaller company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

3.	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for all classes of the Fund prior to July 19, 2010 is based on the performance of the Fund’s predecessor, Evergreen Emerging Markets Growth Fund.

4.	Reflects the expense ratios as stated in the most recent prospectuses.

5.	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.81% for Class A, 2.56% for Class B, 2.56% for Class C, 1.60% for Administrator Class and 1.30% for Institutional Class. Without this cap, the Fund’s returns would have been lower.

6.	The Morgan Stanley Capital International Emerging Markets (MSCI Emerging Markets) Net Index is a free float-adjusted market capitalization index designed to measure the equity market performance in the global emerging markets. The index is currently comprised of 25 emerging market country indices. You cannot invest directly in an index.

14	Wells Fargo Advantage International Stock Funds	Performance Highlights

Wells Fargo Advantage Global Opportunities Fund

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Francis X. Claró, CFA

James M. Tringas, CFA

FUND INCEPTION

March 16, 1988

TEN LARGEST EQUITY HOLDINGS[1] (AS OF APRIL 30, 2011)
51job Incorporated ADR	2.72%
Ashtead Group plc	2.48%
USG People NV	2.07%
Persimmon plc	1.63%
Bovis Homes Group plc	1.50%
Travis Perkins plc	1.38%
Isuzu Motors Limited	1.36%
Dice Holdings Incorporated	1.34%
Pandora AS	1.29%
Sumitomo Heavy Industries Limited	1.21%

COUNTRY ALLOCATION[2] (AS OF APRIL 30, 2011)

1.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the dates specified

2.	Country allocation is subject to change and is calculated based on the total investments of the Fund, excluding cash and cash equivalents.

Performance Highlights	Wells Fargo Advantage International Stock Funds	15

Wells Fargo Advantage Global Opportunities Fund (continued)

AVERAGE ANNUAL TOTAL RETURN3 (%) (AS OF APRIL 30, 2011)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[4]
	Inception Date	6-Months*	1-Year	5-Year	10-Year	6-Months*	1-Year	5-Year	10-Year	Gross	Net[5]
Class A (EKGAX)	03/16/1988	12.00	18.89	4.23	9.75	18.83	26.15	5.47	10.41	1.63%	1.59%
Class B (EKGBX)**	02/01/1993	13.36	20.17	4.35	9.84	18.36	25.17	4.68	9.84	2.38%	2.34%
Class C (EKGCX)	02/01/1993	17.38	24.15	4.69	9.60	18.38	25.15	4.69	9.60	2.38%	2.34%
Administrator Class (EKGYX)	01/13/1997					18.94	26.43	5.73	10.67	1.47%	1.41%
Institutional Class (EKGIX)	07/30/2010					19.07	26.68	5.78	10.70	1.20%	1.16%
S&P Developed SmallCap Index[6]						20.69	25.15	4.20	9.44

*	Returns for periods of less than one year are not annualized.

**	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Fund’s Web site – www.wellsfargo.com/advantagefunds.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A Fund’s performance, especially for very short time periods, should not be the sole factor in making your investment decision.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to country concentration risk, regional risk and smaller company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

3.	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for all classes of the Fund prior to July 19, 2010 is based on the performance of the Fund’s predecessor, Evergreen Global Opportunities Fund.

4.	Reflects the expense ratios as stated in the most recent prospectuses.

5.	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.58% for Class A, 2.33% for Class B, 2.33% for Class C, 1.40% for Administrator Class and 1.15% for Institutional Class. Without this cap, the Fund’s returns would have been lower.

6.	The S&P Developed SmallCap Index is a float-adjusted market capitalization index designed to measure the equity market performance of small capitalization companies located in developed markets. The index is comprised of companies within the bottom 15% of the cumulative market capitalization in developed markets. The index covers all publicly listed equities with float-adjusted market values of US $100 million or more and annual dollar value traded of at least US $50 million in all included countries. You cannot invest directly in an index.

16	Wells Fargo Advantage International Stock Funds	Performance Highlights

Wells Fargo Advantage International Equity Fund

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

Francis X. Claró, CFA

FUND INCEPTION

September 6, 1979

TEN LARGEST EQUITY HOLDINGS[1] (AS OF APRIL 30, 2011)
Sina Corporation	1.83%
Toyota Motor Corporation	1.82%
HSBC Holdings plc	1.77%
Nestle SA	1.77%
Vodafone Group plc	1.74%
BHP Billiton plc	1.67%
Randstad Holdings NV	1.59%
Royal Dutch Shell plc Class A	1.57%
Rio Tinto plc	1.57%
Repsol YPF SA	1.51%

COUNTRY ALLOCATION[2] (AS OF APRIL 30, 2011)

1.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the dates specified

2.	Country allocation is subject to change and is calculated based on the total investments of the Fund, excluding cash and cash equivalents.

Performance Highlights	Wells Fargo Advantage International Stock Funds	17

Wells Fargo Advantage International Equity Fund (continued)

AVERAGE ANNUAL TOTAL RETURN3 (%) (AS OF APRIL 30, 2011)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[4]
	Inception Date	6-Months*	1-Year	5-Year	10-Year	6-Months*	1-Year	5-Year	10-Year	Gross	Net[5]
Class A (WFEAX)	01/20/1998	7.93	15.26	(0.34)	5.01	14.56	22.28	0.85	5.63	1.51%	1.09%
Class B (WFEBX)**	09/06/1979	9.13	16.46	(0.20)	5.13	14.13	21.46	0.11	5.13	2.26%	1.84%
Class C (WFEFX)	03/06/1998	13.16	20.39	0.11	4.89	14.16	21.39	0.11	4.89	2.26%	1.84%
Class R (WFERX)	10/10/2003					14.42	22.02	0.58	5.37	1.76%	1.34%
Administrator Class (WFEDX)	07/16/2010					14.51	22.36	1.07	5.92	1.35%	1.09%
Institutional Class (WFENX)	03/09/1998					14.65	22.57	1.11	5.93	1.08%	0.84%
MSCI EAFE® Free Net Index[6]						12.71	19.18	1.54	5.29

*	Returns for periods of less than one year are not annualized.

**	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Fund’s Web site – www.wellsfargo.com/advantagefunds.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Class R, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to smaller company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

3.	Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect the higher expenses applicable to the Administrator Class shares. Historical performance shown for Class R shares prior to their inception reflects the performance of Class A shares, adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for all classes of the Fund prior to July 19, 2010 is based on the performance of the Fund’s predecessor, Evergreen International Equity Fund.

4.	Reflects the expense ratios as stated in the most recent prospectuses.

5.	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. Without this cap, the Fund’s returns would have been lower.

6.	The Morgan Stanley Capital International Europe, Australasia, and Far East Free (“MSCI EAFE Free”) Net Index is an unmanaged group of securities widely regarded by investors to be representative of the stock markets of Europe, Australasia, and the Far East. MSCI Free Indices are constructed to reflect investment opportunities for global investors to account for local market restrictions on stock ownership by international investors. You cannot invest directly in an index.

18	Wells Fargo Advantage International Stock Funds	Performance Highlights

Wells Fargo Advantage Intrinsic World Equity Fund

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Metropolitan West Capital Management, LLC

PORTFOLIO MANAGERS

David Graham

Gary Lisenbee

Jeffrey Peck

FUND INCEPTION

April 30, 1996

TEN LARGEST EQUITY HOLDINGS[1] (AS OF APRIL 30, 2011)
Apple Incorporated	3.43%
Oracle Corporation	3.26%
Enersis SA ADR	2.80%
Unilever NV	2.69%
Samsung Electronics Company Limited	2.66%
EMC Corporation	2.58%
UDR Incorporated	2.43%
Vodafone Group plc	2.43%
JPMorgan Chase & Company	2.40%
Baxter International Incorporated	2.35%

COUNTRY ALLOCATION[2] (AS OF APRIL 30, 2011)

1.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the dates specified

2.	Country allocation is subject to change and is calculated based on the total investments of the Fund, excluding cash and cash equivalents.

Performance Highlights	Wells Fargo Advantage International Stock Funds	19

Wells Fargo Advantage Intrinsic World Equity Fund (continued)

AVERAGE ANNUAL TOTAL RETURN3 (%) (AS OF APRIL 30, 2011)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[4]
	Inception Date	6-Months*	1-Year	5-Year	10-Year	6-Months*	1-Year	5-Year	10-Year	Gross	Net[5]
Class A (EWEAX)	04/30/1996	7.78	12.65	0.92	4.57	14.37	19.52	2.12	5.20	1.59%	1.40%
Class C (EWECX)	05/18/2007	12.97	17.65	1.36	4.42	13.97	18.65	1.36	4.42	2.34%	2.15%
Administrator Class (EWEIX)	05/18/2007					14.49	19.83	2.30	5.29	1.43%	1.15%
Institutional Class (EWENX)	07/30/2010					14.65	20.01	2.33	5.31	1.16%	0.95%
MSCI World Index (Net)[6]						14.75	18.25	2.32	3.90

*	Returns for periods of less than one year are not annualized.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Fund’s Web site – www.wellsfargo.com/advantagefunds.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to smaller company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

3.	Historical performance shown for Class C shares prior to their inception reflects the performance of Class A shares, adjusted to reflect the higher expenses applicable to Class C shares. Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of Class A shares, and includes the higher expenses applicable to Class A shares. If these expenses had not been included, returns would be higher. Historical performance shown for all classes of the Fund prior to July 19, 2010 is based on the performance of the Fund’s predecessor, Evergreen Intrinsic World Equity Fund.

4.	Reflects the expense ratios as stated in the most recent prospectuses.

5.	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. Without this cap, the Fund’s returns would have been lower.

6.	The Morgan Stanley Capital International World Index (the “MSCI World Index (Net)”) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. You cannot invest directly in an index.

20	Wells Fargo Advantage International Stock Funds	Fund Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is in tended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from November 1, 2010 to April 30, 2011.

Actual Expenses

The “Actual” line of the table below provides in formation about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetic al Example for Comparison Purposes

The “Hypothetical” line of the table below provides in formation about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Wells Fargo Advantage Asia Pacific Fund	Beginning Account Value 11-01-2010	Ending Account Value 04-30-2011	Expenses Paid During the Period[1]	Net Annual Expense Ratio
Class A
Actual	$1,000.00	$1,055.88	$8.16	1.60%
Hypothetical	$1,000.00	$1,016.86	$8.00	1.60%
Class C
Actual	$1,000.00	$1,051.58	$11.95	2.35%
Hypothetical	$1,000.00	$1,013.14	$11.73	2.35%
Administrator Class
Actual	$1,000.00	$1,057.33	$7.14	1.40%
Hypothetical	$1,000.00	$1,017.85	$7.00	1.40%
Institutional Class
Actual	$1,000.00	$1,057.68	$6.38	1.25%
Hypothetical	$1,000.00	$1,018.60	$6.26	1.25%
Investor Class
Actual	$1,000.00	$1,056.19	$8.41	1.65%
Hypothetical	$1,000.00	$1,016.61	$8.25	1.65%

Fund Expenses	Wells Fargo Advantage International Stock Funds	21

Wells Fargo Advantage Disciplined Global Equity Fund	Beginning Account Value 11-01-2010	Ending Account Value 04-30-2011	Expenses Paid During the Period[1]	Net Annual Expense Ratio
Class A
Actual	$1,000.00	$1,154.05	$7.48	1.40%
Hypothetical	$1,000.00	$1,017.85	$7.00	1.40%
Class C
Actual	$1,000.00	$1,149.76	$11.46	2.15%
Hypothetical	$1,000.00	$1,014.13	$10.74	2.15%
Administrator Class
Actual	$1,000.00	$1,155.25	$6.15	1.15%
Hypothetical	$1,000.00	$1,019.09	$5.76	1.15%
Institutional Class
Actual	$1,000.00	$1,156.52	$5.08	0.95%
Hypothetical	$1,000.00	$1,020.08	$4.76	0.95%
Wells Fargo Advantage Diversified International Fund
Class A
Actual	$1,000.00	$1,131.47	$7.45	1.41%
Hypothetical	$1,000.00	$1,017.80	$7.05	1.41%
Class B
Actual	$1,000.00	$1,126.28	$11.39	2.16%
Hypothetical	$1,000.00	$1,014.08	$10.79	2.16%
Class C
Actual	$1,000.00	$1,126.70	$11.39	2.16%
Hypothetical	$1,000.00	$1,014.08	$10.79	2.16%
Administrator Class
Actual	$1,000.00	$1,132.27	$6.61	1.25%
Hypothetical	$1,000.00	$1,018.60	$6.26	1.25%
Institutional Class
Actual	$1,000.00	$1,133.62	$5.24	0.99%
Hypothetical	$1,000.00	$1,019.89	$4.96	0.99%
Investor Class
Actual	$1,000.00	$1,130.51	$7.71	1.46%
Hypothetical	$1,000.00	$1,017.55	$7.30	1.46%
Wells Fargo Advantage Emerging Markets Equity Fund
Class A
Actual	$1,000.00	$1,100.32	$9.01	1.73%
Hypothetical	$1,000.00	$1,016.22	$8.65	1.73%
Class B
Actual	$1,000.00	$1,096.17	$12.89	2.48%
Hypothetical	$1,000.00	$1,012.50	$12.37	2.48%
Class C
Actual	$1,000.00	$1,096.36	$12.89	2.48%
Hypothetical	$1,000.00	$1,012.50	$12.37	2.48%
Administrator Class
Actual	$1,000.00	$1,101.31	$8.02	1.54%
Hypothetical	$1,000.00	$1,017.16	$7.70	1.54%
Institutional Class
Actual	$1,000.00	$1,102.84	$6.52	1.25%
Hypothetical	$1,000.00	$1,018.60	$6.26	1.25%

22	Wells Fargo Advantage International Stock Funds	Fund Expenses

Wells Fargo Advantage Global Opportunities Fund	Beginning Account Value 11-01-2010	Ending Account Value 04-30-2011	Expenses Paid During the Period[1]	Net Annual Expense Ratio
Class A
Actual	$1,000.00	$1,188.34	$8.52	1.57%
Hypothetical	$1,000.00	$1,017.01	$7.85	1.57%
Class B
Actual	$1,000.00	$1,183.64	$12.56	2.32%
Hypothetical	$1,000.00	$1,013.29	$11.58	2.32%
Class C
Actual	$1,000.00	$1,183.81	$12.56	2.32%
Hypothetical	$1,000.00	$1,013.29	$11.58	2.32%
Administrator Class
Actual	$1,000.00	$1,189.43	$7.55	1.39%
Hypothetical	$1,000.00	$1,017.90	$6.95	1.39%
Institutional Class
Actual	$1,000.00	$1,190.68	$5.92	1.09%
Hypothetical	$1,000.00	$1,019.39	$5.46	1.09%
Wells Fargo Advantage International Equity Fund
Class A
Actual	$1,000.00	$1,145.63	$5.80	1.09%
Hypothetical	$1,000.00	$1,019.39	$5.46	1.09%
Class B
Actual	$1,000.00	$1,141.30	$9.77	1.84%
Hypothetical	$1,000.00	$1,015.67	$9.20	1.84%
Class C
Actual	$1,000.00	$1,141.60	$9.77	1.84%
Hypothetical	$1,000.00	$1,015.67	$9.20	1.84%
Class R
Actual	$1,000.00	$1,144.23	$7.12	1.34%
Hypothetical	$1,000.00	$1,018.15	$6.71	1.34%
Administrator Class
Actual	$1,000.00	$1,145.11	$5.80	1.09%
Hypothetical	$1,000.00	$1,019.39	$5.46	1.09%
Institutional Class
Actual	$1,000.00	$1,146.45	$4.47	0.84%
Hypothetical	$1,000.00	$1,020.63	$4.21	0.84%
Wells Fargo Advantage Intrinsic World Equity Fund
Class A
Actual	$1,000.00	$1,143.66	$7.44	1.40%
Hypothetical	$1,000.00	$1,017.85	$7.00	1.40%
Class C
Actual	$1,000.00	$1,139.67	$11.41	2.15%
Hypothetical	$1,000.00	$1,014.13	$10.74	2.15%
Administrator Class
Actual	$1,000.00	$1,144.87	$6.12	1.15%
Hypothetical	$1,000.00	$1,019.09	$5.76	1.15%
Institutional Class
Actual	$1,000.00	$1,146.53	$5.06	0.95%
Hypothetical	$1,000.00	$1,020.08	$4.76	0.95%

1.	Expenses paid is equal to each class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period divided by 365 (to reflect the one-half year period).

Portfolio of Investments—April 30, 2011 (Unaudited)	Wells Fargo Advantage International Stock Funds	23

ASIA PACIFIC FUND

Security Name	Shares	Value

Common Stocks: 95.92%

Australia: 3.23%
Australia & New Zealand Banking Group Limited (Financials, Commercial Banks)	61,600	$1,636,003
Newcrest Mining Limited (Materials, Metals & Mining)	169,751	7,712,352
Santos Limited (Energy, Oil, Gas & Consumable Fuels)	1	17

		9,348,372

China: 12.53%
Air China (Industrials, Airlines)	1,400,000	1,421,010
Anton Oilfield Services Group Limited (Energy, Energy Equipment & Services)†	9,082,000	1,861,943
AviChina Industry & Technology Company (Industrials, Aerospace & Defense)	4,396,000	2,745,806
Bank of Communications Limited (Financials, Commercial Banks)	1,287,000	1,365,511
China Animal Healthcare Limited (Health Care, Pharmaceuticals)	5,424,000	1,339,709
China Construction Bank (Financials, Commercial Banks)	6,005,000	5,684,354
China Datang Corporation (Utilities, Electric Utilities)	4,722,000	1,374,115
China Petroleum & Chemical Corporation (Energy, Oil, Gas & Consumable Fuels)	1,412,000	1,414,393
China Shineway Pharmaceutical Group Limited (Health Care, Pharmaceuticals)	589,000	1,430,503
Chongqing Rural Commercial Bank (Financials, Commercial Banks)	2,084,000	1,446,356
Evergrande Real Estate (Financials, Real Estate Management & Development)	3,566,000	2,549,049
Goodbaby International Holdings Limited (Consumer Discretionary, Specialty Retail)	1,168,400	773,571
Industrial & Commercial Bank of China Class H (Financials, Commercial Banks)	6,844,000	5,798,843
MicroPort Scientific Corporation (Health Care, Health Care Equipment & Supplies)	1,849,000	1,360,666
PetroChina Company Limited (Energy, Oil, Gas & Consumable Fuels)	1,118,000	1,614,899
Xingda International Holdings Limited (Materials, Metals & Mining)	1,135,000	1,312,051
Zijin Mining Group Company Limited Class H (Materials, Metals & Mining)	3,472,000	2,740,009

		36,232,788

Hong Kong: 9.05%
BOC Hong Kong Holdings Limited (Financials, Commercial Banks)	889,000	2,796,436
Bosideng International Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	5,188,000	1,652,034
China Everbright Limited (Financials, Diversified Financial Services)	706,000	1,560,428
China Overseas Land & Investment Limited (Financials, Real Estate Management & Development)	716,000	1,382,097
CNPC (Hong Kong) Limited (Energy, Oil, Gas & Consumable Fuels)	1,048,000	1,859,636
CPMC Holdings Limited (Industrials, Industrial Conglomerates)	1,565,000	957,126
First Pacific Company Limited (Financials, Diversified Financial Services)	1,626,000	1,529,940
Guangdong Investment Limited (Financials, Real Estate Management & Development)	6,154,000	3,199,502
Haitong International Securities Company Limited (Financials, Diversified Financial Services)	1,882,000	1,237,952
Henderson Land Development Company Limited (Financials, Real Estate Management & Development)	111,000	762,105
Real Gold Mining Limited (Materials, Metals & Mining)«	935,000	1,327,070
Shun Tak Holdings Limited (Industrials, Marine)	4,894,000	3,060,091
Sparkle Roll Group Limited (Consumer Discretionary, Distributors)†	8,848,000	1,664,651
Television Broadcasts Limited (Consumer Discretionary, Media)	299,000	1,754,264
Welling Holding Limited (Consumer Discretionary, Household Durables)†	28,942,000	1,437,778

		26,181,110

India: 6.27%
Asian Paints Limited (Materials, Chemicals)†	27,900	1,750,794
Bharti Airtel Limited (Telecommunication Services, Wireless Telecommunication Services)†	347,100	2,983,498
Coromandel International Limited (Materials, Chemicals)	243,600	1,809,025
Cox & Kings Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	131,000	1,239,041
Future Mall Management Limited (Financials, Real Estate Management & Development)†(i)	85	112

24	Wells Fargo Advantage International Stock Funds	Portfolio of Investments—April 30, 2011 (Unaudited)

ASIA PACIFIC FUND

Security Name	Shares	Value

India (continued)
Infosys Technologies Limited (Information Technology, IT Services)	41,100	$2,701,501
Mundra Port & Special Economic Zone Limited (Industrials, Transportation Infrastructure)	642,300	2,098,388
Prestige Estates Projects Limited (Financials, Real Estate Management & Development)†	76,500	253,558
Reliance Industries Limited (Energy, Oil, Gas & Consumable Fuels)†	93,600	2,082,529
Shree Renuka Sugars Limited (Consumer Staples, Food Products)†	884,800	1,409,797
UTV Software Communications Limited (Consumer Discretionary, Media)†	124,000	1,814,357

		18,142,600

Indonesia: 2.88%
Indofood Sukses Makmur TBK PT (Consumer Staples, Food Products)	2,355,000	1,526,185
Lippo Karawaci TBK PT (Financials, Real Estate Management & Development)	31,763,000	2,892,940
Nippon Indosari Corpindo TBK PT (Consumer Staples, Food Products)	5,120,000	1,688,930
Telekomunikasi Indonesia TBK PT (Telecommunication Services, Diversified Telecommunication Services)	2,461,000	2,212,716

		8,320,771

Japan: 25.34%
Japan Tobacco Incorporated (Consumer Staples, Tobacco)	760	2,941,996
JS Group Corporation (Industrials, Building Products)	53,200	1,274,990
Kirin Brewery Company Limited (Consumer Staples, Beverages)	216,000	3,003,735
Marubeni Corporation (Industrials, Trading Companies & Distributors)	197,000	1,423,189
Mitsubishi Corporation (Industrials, Trading Companies & Distributors)	210,600	5,657,368
Mitsubishi Electric Corporation (Industrials, Electrical Equipment)	474,000	5,206,608
Mitsubishi Estate Company Limited (Financials, Real Estate Management & Development)	219,000	3,801,418
Mitsubishi UFJ Financial Group Incorporated (Financials, Commercial Banks)	1,216,100	5,802,018
Mitsui Fudosan Company Limited (Financials, Real Estate Management & Development)	293,000	5,002,835
Modec Incorporated (Energy, Energy Equipment & Services)	81,100	1,495,723
Mori Seiki Company Limited (Industrials, Machinery)«	242,000	3,102,755
Nabtesco Corporation (Industrials, Machinery)	65,000	1,637,921
Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	124,600	5,752,660
SMC Corporation (Industrials, Machinery)	16,300	2,964,002
Sony Corporation (Consumer Discretionary, Household Durables)	152,300	4,243,334
Sumitomo Mitsui Financial Group Incorporated (Financials, Commercial Banks)	186,300	5,730,364
THK Company Limited (Industrials, Machinery)	151,900	3,852,041
Toho Titanium Company Limited (Materials, Metals & Mining)†	70,000	1,958,947
Toray Industries Incorporated (Materials, Chemicals)	777,000	5,699,501
Yamada Denki Company Limited (Consumer Discretionary, Specialty Retail)	39,250	2,719,411

		73,270,816

Malaysia: 5.19%
Boustead Holdings Berhad (Industrials, Industrial Conglomerates)†	816,400	1,596,714
Eastern & Oriental Berhad (Financials, Real Estate Management & Development)†	2,865,600	1,378,110
Malayan Banking Berhad (Financials, Commercial Banks)	566,233	1,673,754
Mudajaya Group Berhad (Industrials, Construction & Engineering)	923,200	1,444,305
Petronas Chemicals Group Berhad (Materials, Chemicals)†	1,177,320	2,873,742
Selangor Properties Berhad (Financials, Real Estate Management & Development)	553,800	770,309
Supermax Corporation Berhad (Health Care, Health Care Equipment & Supplies)	2,753,400	3,846,494
UEM Land Holdings Berhad (Financials, Real Estate Management & Development)	1,578,600	1,436,771

		15,020,199

Portfolio of Investments—April 30, 2011 (Unaudited)	Wells Fargo Advantage International Stock Funds	25

ASIA PACIFIC FUND

Security Name	Shares	Value

Pagua New Guinea: 0.48%
Oil Search Limited (Energy, Oil, Gas & Consumable Fuels)	180,200	$1,392,496

Philippines: 3.90%
Alliance Global Group Incorporated (Consumer Staples, Food & Staples Retailing)	3,326,000	921,429
Ayala Corporation (Financials, Diversified Financial Services)	252,000	2,301,612
Metropolitan Bank & Trust Company (Financials, Commercial Banks)	1,153,470	1,849,701
Philippine Long Distance Telephone Company (Telecommunication Services, Wireless Telecommunication Services)	63,330	3,677,608
Robinsons Land Company (Financials, Real Estate Management & Development)†	8,159,250	2,534,876

		11,285,226

Singapore: 7.97%
Ascott Residence Trust (Financials, Real Estate Investment Trusts (REITs))	1,837,380	1,790,800
DBS Group Holdings Limited (Financials, Commercial Banks)	129,000	1,581,335
Ezra Holdings Limited (Energy, Energy Equipment & Services)	1,041,700	1,409,813
Goodpack Limited (Industrials, Air Freight & Logistics)	772,700	1,254,234
Hyflux Limited (Utilities, Water Utilities)	917,000	1,615,150
K-Green Trust (Financials, Diversified Financial Services)	121,800	103,609
Keppel Corporation Limited (Industrials, Industrial Conglomerates)	374,550	3,649,990
Kingsmen Creative Limited (Industrials, Commercial Services & Supplies)	2,055,100	968,279
Mapletree Commercial Trust (Financials, Real Estate Investment Trusts (REITs))†	457,700	329,052
SembCorp Marine Limited (Industrials, Machinery)	463,000	2,153,927
Singapore Airlines Limited (Industrials, Airlines)	130,000	1,498,419
Straits Asia Resources Limited (Energy, Oil, Gas & Consumable Fuels)	1,500,800	3,634,483
Venture Corporation Limited (Information Technology, Electronic Equipment & Instruments)†	202,000	1,595,891
Wing Tai Holdings Limited (Financials, Real Estate Management & Development)	1,133,000	1,467,815

		23,052,797

South Korea: 9.84%
Crucialtec Company Limited (Information Technology, Electronic Equipment & Instruments)†	62,900	1,341,170
KCC Corporation (Industrials, Building Products)	5,300	1,792,796
KT&G Corporation (Consumer Staples, Tobacco)	24,700	1,461,279
LG Electronics Incorporated (Consumer Discretionary, Household Durables)	15,100	1,451,313
LG Phillips LCD Company Limited (Information Technology, Electronic Equipment & Instruments)†	65,840	2,365,362
Lock & Lock Company Limited (Consumer Staples, Household Products)	81,700	2,984,701
Lotte Shopping Company Limited (Consumer Discretionary, Multiline Retail)†	8,800	4,011,384
Mando Corporation (Consumer Discretionary, Auto Components)	8,200	1,438,529
Poongsan Corporation (Materials, Metals & Mining)	37,000	1,405,216
POSCO (Materials, Metals & Mining)†	8,400	3,668,362
Samsung Electronics Company Limited (Consumer Discretionary, Specialty Retail)	5,800	4,833,108
Shinhan Financial Group Company Limited (Financials, Commercial Banks)†	34,550	1,692,600

		28,445,820

Taiwan: 4.13%
Hon Hai Precision Industry Company Limited (Information Technology, Computers & Peripherals)	384,000	1,458,910
Nan Ya Plastics Corporation (Materials, Chemicals)	575,000	1,762,176
Simplo Technology Company Limited (Information Technology, Computers & Peripherals)†	318,200	2,162,336
Taiwan Semiconductor Manufacturing Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	1,778,000	4,598,125

26	Wells Fargo Advantage International Stock Funds	Portfolio of Investments—April 30, 2011 (Unaudited)

ASIA PACIFIC FUND

Security Name			Shares	Value

Taiwan: (continued)
TPK Holding Company Limited (Information Technology, Electronic Equipment & Instruments)†			66,000	$1,976,132

				11,957,679

Thailand: 4.13%
Banpu PCL (Energy, Oil, Gas & Consumable Fuels)			99,250	2,482,115
Kasikornbank PCL (Financials, Commercial Banks)			399,300	1,741,395
PTT Chemical PCL ADR (Materials, Chemicals)			266,600	1,429,012
PTT PCL (Energy, Oil, Gas & Consumable Fuels)			329,100	4,134,422
Siam Cement PCL (Materials, Construction Materials)			155,100	2,151,026

				11,937,970

United Kingdom: 0.98%
HSBC Holdings plc (Financials, Commercial Banks)			258,800	2,823,556

Total Common Stocks (Cost $257,036,669)				277,412,200

Investment Companies: 2.46%

Hong Kong: 1.44%
iShares MSCI China Index ETF			2,411,900	4,161,527

Japan: 1.02%
iShares MSCI Japan Index ETF			281,000	2,958,930

Total Investment Companies (Cost $7,062,535)				7,120,457

		Expiration Date

Warrants: 0.41%

Thailand
Minor International PCL (Consumer Staples, Food Products)†		05/18/2013	753,090	72,155

United Kingdom
HSBC Bank plc (Financials, Commercial Banks)†(a)		08/11/2020	590,000	1,101,646

Total Warrants (Cost $1,001,565)				1,173,801

Short-Term Investments: 3.53%

	Yield

Investment Companies: 3.53%
Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)	0.09%		5,642,176	5,642,176
Wells Fargo Securities Lending Cash Investments, LLC(l)(v)(u)	0.20		4,571,856	4,571,856

Total Short-Term Investments (Cost $10,214,032)				10,214,032

Total Investments in Securities
(Cost $275,314,801)*	102.32%	295,920,490
Other Assets and Liabilities, Net	(2.32)	(6,714,018)

Total Net Assets	100.00%	$289,206,472

Portfolio of Investments—April 30, 2011 (Unaudited)	Wells Fargo Advantage International Stock Funds	27

ASIA PACIFIC FUND

«	All or a portion of this security is on loan.

†	Non-income earning securities.

(i)	Illiquid security.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(l)	Investment in an affiliate.

(v)	Security represents investment of cash collateral received from securities on loan.

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $275,503,848 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$25,276,454
Gross unrealized depreciation	(4,859,812)

Net unrealized appreciation	$20,416,642

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Advantage International Stock Funds	Portfolio of Investments—April 30, 2011 (Unaudited)

DISCIPLINED GLOBAL EQUITY FUND

Security Name	Shares	Value

Common Stocks: 97.86%

Australia: 3.03%
Australia & New Zealand Banking Group Limited (Financials, Commercial Banks)	20,176	$535,844
Bendigo Bank Limited (Financials, Commercial Banks)	27,784	284,441
Commonwealth Bank of Australia (Financials, Commercial Banks)	2,358	138,819
Fairfax Media Limited (Consumer Discretionary, Media)«	116,736	168,900
Goodman Fielder Limited (Consumer Staples, Food Products)	131,780	155,277
GPT Group (Financials, Real Estate Investment Trusts (REITs))	56,263	195,190
National Australia Bank Limited (Financials, Commercial Banks)	14,739	437,488
Tabcorp Holdings Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	31,730	265,366

		2,181,325

Austria: 0.86%
OMV AG (Energy, Oil, Gas & Consumable Fuels)	8,418	383,900
Voestalpine AG (Materials, Metals & Mining)	4,812	236,804

		620,704

Belgium: 0.54%
Delhaize Group (Consumer Staples, Food & Staples Retailing)	2,947	255,175
KBC Groep NV (Financials, Commercial Banks)	3,244	132,230

		387,405

Canada: 3.76%
Alimentation Couche-Tard Incorporated (Consumer Staples, Food & Staples Retailing)	9,500	249,511
Bank of Nova Scotia (Financials, Commercial Banks)«	7,180	437,789
Barrick Gold Corporation (Materials, Metals & Mining)	2,281	116,491
Bombardier Incorporated (Industrials, Aerospace & Defense)	42,000	312,952
CGI Group Incorporated (Information Technology, IT Services)†	8,948	195,766
Magna International Incorporated Class A (Consumer Discretionary, Auto Components)	4,627	237,769
National Bank of Canada (Financials, Commercial Banks)	4,010	332,023
Nexen Incorporated (Energy, Oil, Gas & Consumable Fuels)	11,376	300,947
Open Text Corporation (Information Technology, Internet Software & Services)†	2,046	125,335
Research in Motion Limited (Information Technology, Communications Equipment)†	8,124	395,746

		2,704,329

Finland: 1.18%
Stora Enso Oyj (Materials, Paper & Forest Products)«	19,772	238,236
UPM-Kymmene Oyj (Materials, Paper & Forest Products)	13,286	272,351
Wartsila Oyj (Industrials, Machinery)	8,550	336,098

		846,685

France: 5.40%
AXA SA (Financials, Insurance)«	11,794	264,651
BNP Paribas SA (Financials, Commercial Banks)	7,268	575,174
Christian Dior SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	1,816	291,436
CNP Assurances (Financials, Insurance)	10,668	244,835
Compagnie Generale Des Establissements Michelin (Consumer Discretionary, Auto Components)	2,831	283,750
M6 Metropole Television (Consumer Discretionary, Media)	10,569	280,603
Natixis (Financials, Commercial Banks)	32,627	187,600
Peugeot SA (Consumer Discretionary, Automobiles)	4,857	220,566
Renault SA (Consumer Discretionary, Automobiles)	1,152	70,197

Portfolio of Investments—April 30, 2011 (Unaudited)	Wells Fargo Advantage International Stock Funds	29

DISCIPLINED GLOBAL EQUITY FUND

Security Name	Shares	Value

France (continued)
Sanofi-Aventis SA (Health Care, Pharmaceuticals)«	9,107	$720,304
Vinci SA (Industrials, Construction & Engineering)	1,817	121,375
Vivendi SA (Consumer Discretionary, Media)«	19,838	622,480

		3,882,971

Germany: 5.15%
Allianz AG (Financials, Insurance)«	1,103	173,663
BASF SE (Materials, Chemicals)«	6,857	704,844
Bayerische Motoren Werke AG (Consumer Discretionary, Automobiles)«	6,540	616,754
Commerzbank AG (Financials, Commercial Banks)«	20,652	131,531
Deutsche Lufthansa AG (Industrials, Airlines)«	3,639	82,573
E.ON AG (Utilities, Electric Utilities)«	15,075	515,338
Fresenius SE (Health Care, Health Care Equipment & Supplies)	3,644	382,453
Hannover Rueckversicherung AG (Financials, Insurance)	2,435	147,258
Infineon Technologies AG (Information Technology, Semiconductors & Semiconductor Equipment)	18,504	210,049
Siemens AG (Industrials, Industrial Conglomerates)	3,365	489,535
Suedzucker AG (Consumer Staples, Food Products)	8,011	247,099

		3,701,097

Greece: 0.24%
Public Power Corporation SA (Utilities, Electric Utilities)	10,288	170,209

Hong Kong: 1.11%
Cathay Pacific Airways (Industrials, Airlines)	64,000	159,824
New World Development (Financials, Real Estate Management & Development)	88,000	154,610
Wharf Holdings Limited (Financials, Real Estate Management & Development)	37,000	271,378
Wheelock & Company (Financials, Real Estate Management & Development)	52,000	214,804

		800,616

Italy: 2.54%
Enel SpA (Energy, Oil, Gas & Consumable Fuels)	82,382	587,405
ENI SpA (Energy, Oil, Gas & Consumable Fuels)	25,680	686,549
Finmeccanica SpA (Industrials, Aerospace & Defense)	13,877	186,912
Pirelli & Company SpA (Consumer Discretionary, Auto Components)	9,975	103,390
Telecom Italia SpA (Telecommunication Services, Diversified Telecommunication Services)	174,676	263,120

		1,827,376

Japan: 9.80%
Aeon Company Limited (Consumer Staples, Food & Staples Retailing)	19,000	228,145
Aisin Seiki Company Limited (Consumer Discretionary, Auto Components)	3,900	136,980
Asahi Glass Company Limited (Industrials, Building Products)	11,000	139,136
Brother Industries Limited (Information Technology, Office Electronics)	6,000	91,426
Canon Incorporated (Information Technology, Office Electronics)	1,200	56,216
Central Japan Railway Company (Industrials, Road & Rail)	28	210,910
Coca-Cola West Japan Company Limited (Consumer Staples, Beverages)	10,000	206,250
Daito Trust Construction Company Limited (Financials, Real Estate Management & Development)	2,900	230,599
Hitachi Limited (Information Technology, Electronic Equipment & Instruments)	74,000	399,581
Itochu Corporation (Industrials, Trading Companies & Distributors)	34,000	351,674
Itochu Techno-Science Corporation (Information Technology, IT Services)	6,300	220,576
Japan Retail Fund Investment Corporation (Financials, Real Estate Investment Trusts (REITs))	60	96,825

30	Wells Fargo Advantage International Stock Funds	Portfolio of Investments—April 30, 2011 (Unaudited)

DISCIPLINED GLOBAL EQUITY FUND

Security Name	Shares	Value

Japan (continued)
JX Holdings Incorporated (Energy, Energy Equipment & Services)	37,000	$256,352
Kyushu Electric Power Company Incorporated (Utilities, Electric Utilities)	6,400	118,035
Meiji Holdings Company Limited (Consumer Staples, Food Products)	3,700	157,825
Millea Holdings Incorporated (Financials, Insurance)	4,300	119,222
Mitsubishi Chemical Holdings Corporation (Materials, Chemicals)	25,000	168,588
Mitsubishi UFJ Financial Group Incorporated (Financials, Commercial Banks)	55,000	262,405
Mitsui & Company Limited (Industrials, Trading Companies & Distributors)	28,000	494,311
Mizuho Financial Group Incorporated (Financials, Commercial Banks)	156,000	246,169
Nippon Meat Packers Incorporated (Consumer Staples, Food Products)	11,000	151,612
Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	9,700	447,839
Nissan Motor Company Limited (Consumer Discretionary, Automobiles)	12,000	114,504
Obic Company Limited (Information Technology, IT Services)	1,030	191,105
ORIX Corporation (Financials, Consumer Finance)	1,900	185,280
Sega Sammy Holdings Incorporated (Consumer Discretionary, Leisure Equipment & Products)	10,000	172,594
Seven & I Holdings Company Limited (Consumer Staples, Food & Staples Retailing)	11,000	274,339
Sumitomo Corporation (Industrials, Trading Companies & Distributors)	16,000	218,357
Sumitomo Mitsui Financial Group Incorporated (Financials, Commercial Banks)	8,300	255,298
Takeda Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	10,700	517,093
Tonengeneral Sekiyu KK (Energy, Oil, Gas & Consumable Fuels)	14,000	173,285
Tosoh Corporation (Materials, Chemicals)	40,000	153,856

		7,046,387

Netherlands: 1.07%
ASML Holding NV (Information Technology, Semiconductors & Semiconductor Equipment)	6,270	260,794
Delta Lloyd NV (Financials, Insurance)	6,097	160,473
Koninklijke DSM NV (Materials, Chemicals)	5,012	345,565

		766,832

New Zealand: 0.26%
Telecom Corporation of New Zealand Limited (Telecommunication Services, Diversified Telecommunication Services)	105,017	184,842

Norway: 0.60%
Statoil ASA (Energy, Oil, Gas & Consumable Fuels)	14,715	430,517

Portugal: 0.28%
Energias de Portugal SA (Utilities, Electric Utilities)	48,724	199,354

Singapore: 0.61%
Avago Technologies Limited (Information Technology, Semiconductors & Semiconductor Equipment)	7,171	239,942
United Overseas Land Limited (Financials, Real Estate Management & Development)	50,000	197,876

		437,818

Spain: 0.82%
Banco Santander Central Hispano SA (Financials, Commercial Banks)«	15,305	195,452
Repsol YPF SA (Energy, Oil, Gas & Consumable Fuels)	10,984	392,244

		587,696

Sweden: 1.44%
Boliden AB (Materials, Metals & Mining)«	11,456	258,224

Portfolio of Investments—April 30, 2011 (Unaudited)	Wells Fargo Advantage International Stock Funds	31

DISCIPLINED GLOBAL EQUITY FUND

Security Name	Shares	Value

Sweden (continued)
Kinnevik Investment AB (Financials, Diversified Financial Services)	8,234	$212,580
Nordea Bank AB (Financials, Commercial Banks)	20,176	230,227
Svenska Cellulosa AB Class B (Materials, Paper & Forest Products)	21,865	335,079

		1,036,110

Switzerland: 2.42%
ACE Limited (Financials, Insurance)	3,932	264,427
Aryzta AG (Consumer Staples, Food Products)	3,654	203,610
Lonza Group AG (Health Care, Life Sciences Tools & Services)	2,240	192,079
Nestle SA (Consumer Staples, Food Products)	4,027	250,000
Novartis AG (Health Care, Pharmaceuticals)	10,980	651,819
Zurich Financial Services AG (Financials, Insurance)	649	182,320

		1,744,255

United Kingdom: 9.30%
Associated British Foods plc (Consumer Staples, Food Products)	10,364	174,327
AstraZeneca plc (Health Care, Pharmaceuticals)	12,476	623,095
Aviva plc (Financials, Insurance)	36,973	275,934
BAE Systems plc (Industrials, Aerospace & Defense)	33,945	185,919
Barclays plc (Financials, Commercial Banks)	70,548	332,662
BHP Billiton plc (Materials, Metals & Mining)	24,102	1,016,333
BP plc (Energy, Oil, Gas & Consumable Fuels)	27,516	212,594
BT Group plc (Telecommunication Services, Diversified Telecommunication Services)	102,594	335,538
Home Retail Group (Consumer Discretionary, Internet & Catalog Retail)	52,700	193,572
HSBC Holdings plc (Financials, Commercial Banks)	43,284	473,850
Imperial Tobacco Group plc (Consumer Staples, Tobacco)	17,305	609,037
Old Mutual plc (Financials, Insurance)	123,488	286,713
Rio Tinto plc (Materials, Metals & Mining)	4,841	352,557
Royal Dutch Shell plc Class B (Energy, Oil, Gas & Consumable Fuels)	20,447	794,755
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)	285,729	818,991

		6,685,877

United States: 47.45%
Aetna Incorporated (Health Care, Health Care Providers & Services)«	4,399	182,031
Ameriprise Financial Incorporated (Financials, Capital Markets)	4,269	264,934
Annaly Capital Management Incorporated (Financials, Real Estate Investment Trusts (REITs))«	5,790	103,294
Apple Incorporated (Information Technology, Computers & Peripherals)†«	1,948	678,352
Applied Materials Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	16,325	256,139
Archer Daniels Midland Company (Consumer Staples, Food Products)	5,995	221,935
Arrow Electronics Incorporated (Information Technology, Electronic Equipment & Instruments)†	6,625	302,034
Assurant Incorporated (Financials, Insurance)	4,742	188,257
AT&T Incorporated (Telecommunication Services, Diversified Telecommunication Services)	21,072	655,761
AutoZone Incorporated (Consumer Discretionary, Specialty Retail)†	1,002	282,945
Bank of America Corporation (Financials, Diversified Financial Services)	13,334	163,742
Biogen Idec Incorporated (Health Care, Biotechnology)«†	3,864	376,160
Capital One Financial Corporation (Financials, Consumer Finance)	6,263	342,774
Cephalon Incorporated (Health Care, Biotechnology)«†	3,155	242,304
Chevron Corporation (Energy, Oil, Gas & Consumable Fuels)	9,555	1,045,699
Chubb Corporation (Financials, Insurance)«	502	32,725
Citigroup Incorporated (Financials, Diversified Financial Services)	68,085	312,510

32	Wells Fargo Advantage International Stock Funds	Portfolio of Investments—April 30, 2011 (Unaudited)

DISCIPLINED GLOBAL EQUITY FUND

Security Name	Shares	Value

United States (continued)
Coca-Cola Enterprises Incorporated (Consumer Staples, Beverages)	8,142	$231,314
Comcast Corporation Class A (Consumer Discretionary, Media)	10,716	281,188
Computer Sciences Corporation (Information Technology, IT Services)	5,207	265,453
ConocoPhillips (Energy, Oil, Gas & Consumable Fuels)	7,716	609,024
Constellation Brands Incorporated Class A (Consumer Staples, Beverages)†	7,317	163,828
CSX Corporation (Industrials, Road & Rail)	6,793	534,541
CVS Caremark Corporation (Consumer Staples, Food & Staples Retailing)	14,575	528,198
Darden Restaurants Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)«	1,673	78,581
Deere & Company (Industrials, Machinery)	4,373	426,368
Dell Incorporated (Information Technology, Computers & Peripherals)†	30,865	478,716
Devon Energy Corporation (Energy, Oil, Gas & Consumable Fuels)	4,297	389,531
Discover Financial Services (Financials, Consumer Finance)	8,462	210,196
Dish Network Corporation (Consumer Discretionary, Media)«†	9,194	230,218
E.I. du Pont de Nemours & Company (Materials, Chemicals)	3,430	194,790
Eaton Corporation (Industrials, Machinery)	385	20,609
Eli Lilly & Company (Health Care, Pharmaceuticals)	13,263	490,864
Energizer Holdings Incorporated (Consumer Staples, Household Products)†	2,245	169,565
Entergy Corporation (Utilities, Electric Utilities)	1,590	110,655
Exxon Mobil Corporation (Energy, Oil, Gas & Consumable Fuels)	12,410	1,092,080
FedEx Corporation (Industrials, Air Freight & Logistics)	4,005	383,158
Fifth Third Bancorp (Financials, Commercial Banks)	7,190	95,411
FirstEnergy Corporation (Utilities, Electric Utilities)	3,299	131,828
Ford Motor Company (Consumer Discretionary, Automobiles)†	35,207	544,652
Forest Laboratories Incorporated (Health Care, Pharmaceuticals)†	991	32,862
Freeport-McMoRan Copper & Gold Incorporated Class B (Materials, Metals & Mining)	8,942	492,078
GameStop Corporation Class A (Consumer Discretionary, Specialty Retail)«†	4,786	122,904
Gannett Company Incorporated (Consumer Discretionary, Media)	8,735	131,549
General Dynamics Corporation (Industrials, Aerospace & Defense)«	3,967	288,877
General Electric Company (Industrials, Industrial Conglomerates)	24,254	495,994
Goldman Sachs Group Incorporated (Financials, Capital Markets)	2,053	310,024
Google Incorporated Class A (Information Technology, Internet Software & Services)†	385	209,479
Hartford Financial Services Group Incorporated (Financials, Insurance)	5,266	152,556
Hess Corporation (Energy, Oil, Gas & Consumable Fuels)	3,342	287,278
Hewlett-Packard Company (Information Technology, Computers & Peripherals)	16,290	657,627
Hormel Foods Corporation (Consumer Staples, Food Products)	6,130	180,283
Humana Incorporated (Health Care, Health Care Providers & Services)«	5,020	382,122
Huntington Ingalls Industries Incorporated (Industrials, Aerospace & Defense)†	87	3,467
Intel Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	29,897	693,311
International Business Machines Corporation (Information Technology, IT Services)	6,440	1,098,535
International Paper Company (Materials, Paper & Forest Products)	10,780	332,886
Jabil Circuit Incorporated (Information Technology, Electronic Equipment & Instruments)	9,433	187,151
Johnson & Johnson (Health Care, Pharmaceuticals)	3,884	255,256
JPMorgan Chase & Company (Financials, Diversified Financial Services)	15,313	698,732
KBR Incorporated (Industrials, Construction & Engineering)	4,333	166,257
KeyCorp (Financials, Commercial Banks)	26,024	225,628
Kroger Company (Consumer Staples, Food & Staples Retailing)	10,831	263,302
L-3 Communications Holdings Incorporated (Industrials, Aerospace & Defense)	2,869	230,065
Lexmark International Incorporated (Information Technology, Computers & Peripherals)†	2,812	90,687
Lockheed Martin Corporation (Industrials, Aerospace & Defense)	3,240	256,770
Lorillard Incorporated (Consumer Staples, Tobacco)	1,976	210,444
Lubrizol Corporation (Materials, Chemicals)	2,514	338,183

Portfolio of Investments—April 30, 2011 (Unaudited)	Wells Fargo Advantage International Stock Funds	33

DISCIPLINED GLOBAL EQUITY FUND

Security Name		Shares	Value

United States (continued)
Macy’s Incorporated (Consumer Discretionary, Multiline Retail)		13,071	$312,528
Marathon Oil Corporation (Energy, Oil, Gas & Consumable Fuels)		10,335	558,503
McDonald’s Corporation (Consumer Discretionary, Hotels, Restaurants & Leisure)		1,666	130,464
McKesson Corporation (Health Care, Health Care Providers & Services)		3,369	279,661
Merck & Company Incorporated (Health Care, Pharmaceuticals)		19,494	700,809
Microsoft Corporation (Information Technology, Software)		36,062	938,333
National Oilwell Varco Incorporated (Energy, Energy Equipment & Services)		1,182	90,648
Nisource Incorporated (Utilities, Multi-Utilities)«		8,712	169,448
Northrop Grumman Corporation (Industrials, Aerospace & Defense)		5,836	371,228
Oracle Corporation (Information Technology, Software)		22,968	827,996
Parker Hannifin Corporation (Industrials, Machinery)		2,079	196,091
Pepco Holdings Incorporated (Utilities, Electric Utilities)		9,611	185,204
Pfizer Incorporated (Health Care, Pharmaceuticals)		14,784	309,873
Philip Morris International (Consumer Staples, Tobacco)		7,528	522,744
PNC Financial Services Group Incorporated (Financials, Commercial Banks)		4,997	311,513
PPG Industries Incorporated (Materials, Chemicals)		2,412	227,704
Procter & Gamble Company (Consumer Staples, Household Products)		3,022	196,128
Prudential Financial Incorporated (Financials, Insurance)		4,675	296,489
Raytheon Company (Industrials, Aerospace & Defense)		5,254	255,827
Ross Stores Incorporated (Consumer Discretionary, Specialty Retail)«		3,213	236,766
RR Donnelley & Sons Company (Industrials, Commercial Services & Supplies)«		9,380	176,907
Ryder System Incorporated (Industrials, Road & Rail)		3,689	197,362
Simon Property Group Incorporated (Financials, Real Estate Investment Trusts (REITs))		1,283	146,955
SLM Corporation (Financials, Consumer Finance)		17,357	287,953
Synthes Incorporated (Health Care, Health Care Equipment & Supplies)†		1,703	293,349
Target Corporation (Consumer Discretionary, Multiline Retail)		5,151	252,914
The Travelers Companies Incorporated (Financials, Insurance)		4,532	286,785
Thermo Fisher Scientific Incorporated (Health Care, Life Sciences Tools & Services)†		3,918	235,041
Time Warner Incorporated (Consumer Discretionary, Media)«		4,331	163,972
TJX Companies Incorporated (Consumer Discretionary, Specialty Retail)«		4,276	229,279
Tyson Foods Incorporated Class A (Consumer Staples, Food Products)		10,148	201,945
UnitedHealth Group Incorporated (Health Care, Health Care Providers & Services)		11,723	577,123
US Bancorp (Financials, Commercial Banks)		5,074	131,011
Valero Energy Corporation (Energy, Oil, Gas & Consumable Fuels)		11,431	323,497
Verizon Communications Incorporated (Telecommunication Services, Diversified Telecommunication Services)		5,545	209,490
Wal-Mart Stores Incorporated (Consumer Staples, Food & Staples Retailing)		12,510	687,800
WellPoint Incorporated (Health Care, Health Care Providers & Services)		5,273	404,913
Whirlpool Corporation (Consumer Discretionary, Household Durables)		1,003	86,443

			34,117,367

Total Common Stocks (Cost $56,737,379)			70,359,772

	Dividend Yield

Preferred Stocks: 1.09%

Germany: 1.09%
Henkel KGaA (Materials,Chemicals)±	1.49%	2,877	195,933

34	Wells Fargo Advantage International Stock Funds	Portfolio of Investments—April 30, 2011 (Unaudited)

DISCIPLINED GLOBAL EQUITY FUND

Security Name	Dividend Yield		Shares	Value

Germany (continued)
Volkswagen AG (Consumer Discretionary, Automobiles)±«	1.81%		2,978	$586,645

Total Preferred Stocks (Cost $548,722)				782,578

	Yield

Short-Term Investments: 13.00%

Investment Companies: 12.86%
Wells Fargo Advantage Cash Investment Money Market Fund (l)(u)	0.09%		413,618	413,618
Wells Fargo Securities Lending Cash Investments, LLC(l)(u)(v)	0.20		8,836,096	8,836,096

				9,249,714

	Yield	Maturity Date	Principal

US Treasury Bills: 0.14%
US Treasury Bill#^	0.02%	07/07/2011	$100,000	99,995

Total Short-Term Investments (Cost $9,349,698)				9,349,709

Total Investments in Securities
(Cost $66,635,799)*	111.95%	80,492,059
Other Assets and Liabilities, Net	(11.95)	(8,589,816)

Total Net Assets	100.00%	$71,902,243

#	All or a portion of this security is segregated as collateral for futures transactions.

«	All or a portion of this security is on loan.

^	Zero coupon security. Rate represents yield to maturity.

±	Variable rate investments.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

(v)	Security represents investment of cash collateral received from securities on loan.

†	Non-income earning securities.

*	Cost for federal income tax purposes is $66,690,991 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$15,257,315
Gross unrealized depreciation	(1,456,247)

Net unrealized appreciation	$13,801,068

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—April 30, 2011 (Unaudited)	Wells Fargo Advantage International Stock Funds	35

DIVERSIFIED INTERNATIONAL FUND

Security Name	Shares	Value

Common Stocks: 95.29%

Argentina: 0.17%
Irsa Inversiones y Representaciones SA ADR (Financials, Real Estate Management & Development)	74,840	$948,223

Australia: 3.58%
AMP Limited (Financials, Insurance)	119,232	716,182
Asciano Group (Industrials, Road & Rail)	1,170,944	2,117,727
Bendigo Bank Limited (Financials, Commercial Banks)	160,200	1,640,058
BlueScope Steel Limited (Industrials, Professional Services)	166,200	315,157
Challenger Financial Services Group Limited (Financials, Diversified Financial Services)	209,000	1,104,189
Coca-Cola Amatil Limited (Consumer Staples, Beverages)	25,462	333,232
Commonwealth Bank of Australia (Financials, Commercial Banks)	22,914	1,348,982
Downer EDI Limited (Industrials, Commercial Services & Supplies)	199,250	808,072
Foster’s Group Limited (Consumer Staples, Beverages)	459,195	2,828,677
Goodman Fielder Limited (Consumer Staples, Food Products)	739,500	871,358
Grain Corporation Limited (Consumer Staples, Food Products)	101,500	870,007
Macquarie Group Limited (Financials, Capital Markets)	20,402	786,270
Metcash Limited (Consumer Staples, Food & Staples Retailing)	202,900	902,938
Newcrest Mining Limited (Materials, Metals & Mining)	37,574	1,707,112
OneSteel Limited (Materials, Metals & Mining)	426,000	994,579
Perilya Limited (Industrials, Professional Services)	397,900	270,406
Telstra Corporation Limited (Telecommunication Services, Diversified Telecommunication Services)	402,500	1,283,834
Westpac Banking Corporation (Financials, Commercial Banks)	44,818	1,220,265

		20,119,045

Austria: 0.44%
OMV AG (Energy, Oil, Gas & Consumable Fuels)	38,100	1,737,536
Voestalpine AG (Materials, Metals & Mining)	14,300	703,720

		2,441,256

Belgium: 1.57%
Anheuser-Busch InBev NV (Consumer Staples, Beverages)«	82,536	5,262,785
Delhaize Group (Consumer Staples, Food & Staples Retailing)	19,500	1,688,467
Dexia (Financials, Commercial Banks)†	10,895	43,409
KBC Groep NV (Financials, Commercial Banks)	27,900	1,137,239
Tessenderlo Chemie NV (Materials, Chemicals)†	16,800	668,864

		8,800,764

Brazil: 0.88%
Banco Bradesco SA ADR (Financials, Commercial Banks)	38,746	783,832
Banco do Brasil SA (Financials, Commercial Banks)	63,900	1,177,511
Cia Saneamento Basico de Sau Paulo (Utilities, Water Utilities)	36,800	1,065,965
Petroleo Brasileiro SA ADR (Energy, Oil, Gas & Consumable Fuels)	51,540	1,923,988

		4,951,296

Canada: 2.96%
Brookfield Asset Management Incorporated (Financials, Real Estate Management & Development)	69,669	2,342,272
Canadian National Railway Company (Industrials, Road & Rail)«	12,223	946,427
Canadian Natural Resources Limited (Energy, Oil, Gas & Consumable Fuels)	46,721	2,197,909
Canadian Pacific Railway Limited (Industrials, Road & Rail)	76,765	5,084,914
EnCana Corporation (Energy, Oil, Gas & Consumable Fuels)	20,392	685,157

36	Wells Fargo Advantage International Stock Funds	Portfolio of Investments—April 30, 2011 (Unaudited)

DIVERSIFIED INTERNATIONAL FUND

Security Name	Shares	Value

Canada (continued)
Goldcorp Incorporated (Materials, Metals & Mining)	18,627	$1,041,254
Metro Incorporated (Consumer Staples, Food & Staples Retailing)	25,000	1,223,379
Suncor Energy Incorporated (Energy, Oil, Gas & Consumable Fuels)	32,415	1,494,074
Teck Cominco Incorporated Limited (Materials, Metals & Mining)	29,432	1,599,839

		16,615,225

China: 3.97%
Baidu.com Incorporated ADR (Information Technology, Internet Software & Services)†	35,685	5,299,936
China Construction Bank (Financials, Commercial Banks)	2,120,400	2,007,178
China Infrastructure Machinery Holdings Limited (Industrials, Machinery)	1,097,000	814,665
China Mobile Limited ADR (Telecommunication Services, Wireless Telecommunication Services)	13,191	607,973
China Petroleum & Chemical Corporation (Energy, Oil, Gas & Consumable Fuels)	2,102,000	2,105,563
China Railway Construction Corporation (Industrials, Construction & Engineering)	480,000	426,725
Ctrip.com International Limited ADR (Consumer Discretionary, Specialty Retail)†«	48,427	2,359,363
E-Commerce China Dangdang Incorporated ADR (Consumer Discretionary, Internet & Catalog Retail)†«	1,867	42,960
Netease.com Incorporated ADR (Information Technology, Internet Software & Services)†	18,036	888,814
Shanghai Electric Group company Limited (Industrials, Electrical Equipment)	2,002,000	998,244
SINA Corporation (Information Technology, Internet Software & Services)†«	31,801	4,285,185
Sinopharm Group Company Limited (Health Care, Health Care Providers & Services)	53,200	184,646
Tencent Holdings Limited (Information Technology, Internet Software & Services)	53,700	1,534,436
ZTE Corporation (Telecommunication Services, Wireless Telecommunication Services)	198,240	714,975

		22,270,663

Denmark: 0.55%
Carlsberg A/S (Consumer Staples, Beverages)	11,426	1,357,023
Danske Bank A/S (Financials, Commercial Banks)	16,000	384,501
H. Lundbeck A/S (Health Care, Pharmaceuticals)	55,400	1,330,234

		3,071,758

Finland: 0.36%
Nokia Oyj (Telecommunication Services, Diversified Telecommunication Services)	134,400	1,238,194
TietoEnator Oyj (Information Technology, IT Services)	43,100	794,778

		2,032,972

France: 10.07%
Alstom SA (Industrials, Machinery)	19,067	1,267,884
Arkema (Industrials, Professional Services)	910	94,821
AXA SA (Financials, Insurance)	26,100	585,669
BNP Paribas SA (Financials, Commercial Banks)	71,783	5,680,752
Carrefour SA (Consumer Staples, Food & Staples Retailing)	19,995	947,995
Casino Guichard Perrachon SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	10,600	1,115,813
Compagnie de Saint-Gobain (Industrials, Building Products)	34,965	2,415,153
Credit Agricole SA (Financials, Commercial Banks)	105,300	1,753,048
France Telecom SA (Telecommunication Services, Diversified Telecommunication Services)	107,050	2,510,752
Groupe Danone (Consumer Staples, Food Products)	23,400	1,714,056
LVMH Moet Hennessy Louis Vuitton SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	12,852	2,308,084
Natixis (Financials, Commercial Banks)	262,706	1,510,513
Pernod-Ricard (Consumer Staples, Beverages)	61,518	6,183,227
Peugeot SA (Consumer Discretionary, Automobiles)	20,473	929,721
Pinault-Printempts-Redoute SA (Consumer Discretionary, Multiline Retail)	10,130	1,811,739

Portfolio of Investments—April 30, 2011 (Unaudited)	Wells Fargo Advantage International Stock Funds	37

DIVERSIFIED INTERNATIONAL FUND

Security Name	Shares	Value

France (continued)
Publicis Groupe (Consumer Discretionary, Media)	41,340	$2,342,688
Rallye SA (Consumer Staples, Food & Staples Retailing)†	17,551	923,236
Sanofi-Aventis SA (Health Care, Pharmaceuticals)	58,085	4,594,142
Schneider Electric SA (Industrials, Electrical Equipment)	2,663	470,555
SCOR SE (Financials, Insurance)	50,500	1,542,710
Societe Generale (Financials, Commercial Banks)	6,800	454,843
Technip SA (Energy, Energy Equipment & Services)	16,503	1,861,611
Thales SA (Industrials, Aerospace & Defense)	15,000	662,630
Total SA (Energy, Oil, Gas & Consumable Fuels)	64,063	4,101,012
Unibail-Rodamco (Financials, Real Estate Management & Development)	15,550	3,637,886
Vinci SA (Industrials, Construction & Engineering)	43,317	2,893,570
Vivendi SA (Consumer Discretionary, Media)	71,400	2,240,401

		56,554,511

Germany: 10.45%
Allianz AG (Financials, Insurance)	31,605	4,976,089
BASF SE (Materials, Chemicals)«	63,392	6,516,180
Bayer AG (Health Care, Pharmaceuticals)«	93,875	8,252,201
Beiersdorf AG (Consumer Staples, Personal Products)«	27,942	1,819,755
Brenntag AG (Materials, Chemicals)	11,346	1,394,826
Daimler AG (Consumer Discretionary, Automobiles)	94,014	7,267,398
Deutsche Bank AG (Financials, Capital Markets)	23,800	1,554,586
Deutsche Boerse AG (Financials, Diversified Financial Services)	10,063	836,160
E.ON AG (Utilities, Electric Utilities)	26,500	905,901
Fresenius SE & Company KGa (Health Care, Health Care Equipment & Supplies)	24,722	2,594,680
Hannover Rueckversicherung AG (Financials, Insurance)	15,800	955,511
Heidelberger Druckmaschinen AG (Industrials, Professional Services)	17,000	75,866
Hochtief AG (Industrials, Construction & Engineering)	10,533	997,369
Linde AG (Materials, Chemicals)«	23,861	4,297,554
Metro AG (Consumer Staples, Food & Staples Retailing)	20,283	1,488,740
Muenchener Rueckversicherungs-Gesellschaft AG (Financials, Insurance)	17,624	2,909,268
Norddeutsche Affinerie AG (Materials, Metals & Mining)	11,400	673,716
RWE AG (Utilities, Multi-Utilities)	24,300	1,585,625
SAP AG (Information Technology, Software)	22,007	1,417,912
Siemens AG (Industrials, Industrial Conglomerates)	44,612	6,490,090
Thyssenkrupp AG (Materials, Metals & Mining)	36,500	1,679,435

		58,688,862

Hong Kong: 7.16%
AIA Group Limited (Financials, Insurance)†	1,139,600	3,844,978
Bank of East Asia Limited (Financials, Commercial Banks)	90,800	375,646
Beijing Enterprises Holdings Limited (Financials, Diversified Financial Services)	138,642	738,247
BOC Hong Kong Holdings Limited (Financials, Commercial Banks)	420,685	1,323,306
Cathay Pacific Airways Limited (Industrials, Airlines)	259,000	646,790
Chaoda Modern Agriculture Limited (Consumer Staples, Food Products)	1,024,000	639,201
Cheung Kong Holdings Limited (Financials, Real Estate Management & Development)	160,000	2,527,738
China Overseas Land & Investment Limited (Financials, Real Estate Management & Development)	266,602	514,623
China Resources Land Limited (Industrials, Machinery)	422,600	730,926
Galaxy Entertainment Group Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)†	337,318	609,230
Hang Seng Bank Limited (Financials, Commercial Banks)	97,431	1,524,012
Henderson Land Development Company Limited (Financials, Real Estate Management & Development)	254,400	1,746,661

38	Wells Fargo Advantage International Stock Funds	Portfolio of Investments—April 30, 2011 (Unaudited)

DIVERSIFIED INTERNATIONAL FUND

Security Name	Shares	Value

Hong Kong (continued)
Hong Kong Exchanges & Clearing Limited (Financials, Diversified Financial Services)	86,600	$1,979,611
Hong Kong Land Holdings Limited (Financials, Real Estate Management & Development)	119,058	894,222
Huabao International Holdings Limited (Materials, Chemicals)	1,342,221	1,990,972
Johnson Electric Holdings Limited (Industrials, Electrical Equipment)	542,500	333,550
Kingboard Laminates Holdings Limited (Information Technology, Electronic Equipment & Instruments)	589,500	523,100
NWS Holdings Limited (Industrials, Industrial Conglomerates)	690,530	1,017,179
Sands China Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	2,963,626	8,321,970
Sino Land Company (Financials, Real Estate Management & Development)	1,153,100	2,034,489
Sun Hung Kai Properties Limited (Financials, Real Estate Management & Development)	151,900	2,381,046
Wynn Macau Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	1,319,800	4,713,208
Yue Yuen Industrial Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	234,500	811,230

		40,221,935

India: 0.66%
Coal India Limited (Energy, Oil, Gas & Consumable Fuels)	22,049	189,772
Housing Development Finance Corporation (Industrials, Construction & Engineering)	119,773	1,914,634
Tata Motors Limited ADR (Consumer Discretionary, Auto Components)	31,800	872,592
Tata Steel Limited GDR (Industrials, Machinery)	52,700	738,854

		3,715,852

Ireland: 0.22%
Accenture plc (Information Technology, IT Services)«	20,219	1,155,111
Allied Irish Banks plc (Financials, Commercial Banks)†	36,500	12,206
Bank of Ireland plc (Financials, Commercial Banks)†	110,500	44,834
Connemara Gren Marble (Financials, Consumer Finance)(a)	254,000	0
Irish Life & Permanent Group Holdings plc (Financials, Insurance)	65,300	14,508

		1,226,659

Israel: 0.39%
Bank Hapoalim Limited (Financials, Commercial Banks)†	219,600	1,149,891
Teva Pharmaceutical Industries Limited ADR (Health Care, Pharmaceuticals)	22,898	1,047,126

		2,197,017

Italy: 1.76%
Benetton Group SpA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	57,500	466,710
Enel SpA (Utilities, Multi-Utilities)	366,600	2,613,952
ENI SpA (Energy, Oil, Gas & Consumable Fuels)	65,000	1,737,759
Fiat Industrial SpA (Consumer Discretionary, Auto Components)†	145,382	2,159,786
Intesa Sanpaolo (Financials, Commercial Banks)	874,514	2,904,033

		9,882,240

Japan: 13.14%
Adeka Corporation (Materials, Chemicals)	97,700	962,366
Alpine Electronics Incorporated (Information Technology, Electronic Equipment & Instruments)	18,500	231,036
Bridgestone Corporation (Consumer Discretionary, Auto Components)	71,600	1,562,374
Canon Incorporated (Information Technology, Office Electronics)	64,500	3,021,636
Comsys Holdings Corporation (Industrials, Construction & Engineering)	83,600	871,918
Edion Corporation (Consumer Discretionary, Specialty Retail)	65,500	563,632
Eizo Nanao Corporation (Information Technology, Computers & Peripherals)	26,100	580,143
Fuji Heavy Industries Limited (Consumer Discretionary, Automobiles)	96,000	712,470

Portfolio of Investments—April 30, 2011 (Unaudited)	Wells Fargo Advantage International Stock Funds	39

DIVERSIFIED INTERNATIONAL FUND

Security Name	Shares	Value

Japan (continued)
Fukuoka Financial Group Incorporated (Financials, Commercial Banks)	197,000	$811,169
Gree Incorporated (Information Technology, Internet Software & Services)	10,000	203,415
Hitachi Capital Corporation (Financials, Consumer Finance)	48,100	682,526
Honda Motor Company Limited (Consumer Discretionary, Automobiles)	99,200	3,901,227
Isuzu Motors Limited (Consumer Discretionary, Automobiles)	540,000	2,303,396
Itochu Corporation (Industrials, Trading Companies & Distributors)	104,000	1,075,707
Japan Tobacco Incorporated (Consumer Staples, Tobacco)	307	1,188,412
JFE Holdings Incorporated (Materials, Metals & Mining)	24,600	669,021
JX Holdings Incorporated (Energy, Energy Equipment & Services)	215,600	1,493,771
Kaneka Corporation (Industrials, Professional Services)	29,000	211,293
KDDI Corporation (Telecommunication Services, Wireless Telecommunication Services)	240	1,591,814
Komatsu Limited (Industrials, Machinery)	80,400	2,814,966
Kyorin Company Limited (Health Care, Pharmaceuticals)	58,000	1,033,224
Maeda Road Construction Company Limited (Industrials, Construction & Engineering)	88,000	832,103
Makita Corporation (Industrials, Machinery)	39,000	1,781,360
Marubeni Corporation (Industrials, Trading Companies & Distributors)	279,500	2,019,195
Miraca Holdings Incorporated (Health Care, Health Care Providers & Services)	25,700	972,681
Mitsubishi Corporation (Industrials, Trading Companies & Distributors)	80,900	2,173,225
Mitsubishi UFJ Financial Group Incorporated (Financials, Commercial Banks)	249,700	1,191,320
Mitsui & Company Limited (Industrials, Trading Companies & Distributors)	243,600	4,300,502
Mitsui Engineering & Shipbuilding Company Limited (Industrials, Machinery)	328,000	808,728
Mitsui Mining & Smelting Company Limited (Materials, Metals & Mining)	257,000	912,482
Mizuho Financial Group Incorporated (Financials, Commercial Banks)	938,700	1,481,275
Nihon Kohden Corporation (Health Care, Health Care Equipment & Supplies)	36,000	762,917
Nintendo Company Limited (Information Technology, Software)	4,700	1,110,756
Nippon Electric Glass Company Limited (Information Technology, Electronic Equipment & Instruments)	40,000	603,094
Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	35,700	1,648,234
Nissan Shatai Company Limited (Consumer Discretionary, Auto Components)	105,000	781,853
NKSJ Holdings Incorporated (Financials, Insurance)	102,000	651,372
Nomura Holdings Incorporated (Financials, Capital Markets)	169,000	858,386
NTT DoCoMo Incorporated (Telecommunication Services, Wireless Telecommunication Services)	600	1,104,358
Rengo Company Limited (Materials, Containers & Packaging)	135,000	803,859
Ryosan Company Limited (Information Technology, Electronic Equipment & Instruments)	13,000	300,660
Sankyu Incorporated (Industrials, Road & Rail)	189,000	864,439
Sanwa Shutter Corporation (Industrials, Building Products)	8,000	25,938
Sega Sammy Holdings Incorporated (Consumer Discretionary, Leisure Equipment & Products)	38,700	667,941
Seino Holdings Company Limited (Industrials, Transportation Infrastructure)	3,000	22,413
Softbank Corporation (Telecommunication Services, Wireless Telecommunication Services)	86,600	3,619,232
Sojitz Corporation (Industrials, Trading Companies & Distributors)	341,200	647,782
Sumitomo Corporation (Industrials, Trading Companies & Distributors)	154,800	2,112,601
Sumitomo Heavy Industries Limited (Industrials, Machinery)	402,000	2,616,729
Sumitomo Mitsui Financial Group Incorporated (Financials, Commercial Banks)	63,400	1,950,108
Sumitomo Mitsui Trust Holdings Incorporated (Financials, Commercial Banks)	141,000	479,763
Takeda Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	37,700	1,821,907
Tokyo Electron Limited (Information Technology, Semiconductors & Semiconductor Equipment)	12,100	695,882
Toshiba Corporation (Information Technology, Computers & Peripherals)	99,000	521,149
Toshiba TEC Corporation (Information Technology, Office Electronics)	146,000	669,568
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	82,500	3,285,151
Tsuruha Holdings Incorporated (Consumer Staples, Food & Staples Retailing)	18,900	890,070

40	Wells Fargo Advantage International Stock Funds	Portfolio of Investments—April 30, 2011 (Unaudited)

DIVERSIFIED INTERNATIONAL FUND

Security Name	Shares	Value

Japan (continued)
Yahoo! Japan Corporation (Information Technology, Internet Software & Services)	3,570	$1,302,303

		73,776,852

Liechtenstein: 0.09%
Verwaltungs-Und Privat-Bank AG (Financials, Capital Markets)	3,587	474,396

Luxembourg: 0.07%
ArcelorMittal (Materials, Metals & Mining)	11,242	413,613

Netherlands: 3.55%
Aegon NV (Financials, Insurance)	60,500	480,397
Akzo Nobel NV (Materials, Chemicals)«	32,633	2,534,655
ASML Holding NV (Information Technology, Semiconductors & Semiconductor Equipment)	23,913	990,131
ING Groep NV (Financials, Diversified Financial Services)	442,718	5,836,013
Koninklijke DSM NV (Consumer Staples, Food & Staples Retailing)	29,000	1,999,479
New World Resources NV (Materials, Metals & Mining)	66,302	1,125,195
Nielsen Holdings NV (Industrials, Professional Services)†«	9,000	269,010
Nutreco Holding NV (Consumer Staples, Food Products)	8,000	622,676
Randstad Holdings NV (Industrials, Commercial Services & Supplies)	50,653	2,849,438
Unilever NV (Consumer Staples, Food Products)	27,462	903,806
USG People NV (Industrials, Commercial Services & Supplies)	116,863	2,313,370

		19,924,170

Norway: 0.68%
Atea ASA (Information Technology, IT Services)†	93,700	1,035,833
DnB Nor ASA (Financials, Commercial Banks)	56,100	912,082
Statoil ASA (Energy, Oil, Gas & Consumable Fuels)	30,300	886,488
Telenor ASA (Telecommunication Services, Diversified Telecommunication Services)	55,297	955,414

		3,789,817

Portugal: 0.04%
Banco Espirito Santo SA (Financials, Commercial Banks)	51,000	214,832

Russia: 1.05%
Gazprom ADR (Energy, Oil, Gas & Consumable Fuels)	170,570	2,909,924
Gazprom Neft Sponsored ADR (Energy, Oil, Gas & Consumable Fuels)	38,000	959,500
Lukoil ADR (Energy, Oil, Gas & Consumable Fuels)	29,100	2,028,270
		5,897,694

Singapore: 0.40%
City Developments Limited (Financials, Real Estate Management & Development)	48,459	470,068
DBS Group Holdings Limited (Financials, Commercial Banks)	66,000	809,055
Mobilone Limited (Telecommunication Services, Wireless Telecommunication Services)	90	176
United Overseas Bank Limited (Financials, Commercial Banks)	61,000	979,404

		2,258,703

South Africa: 0.20%
Exxaro Resources Limited (Materials, Metals & Mining)	41,700	1,125,859

South Korea: 0.85%
Hyundai Motor Company Limited (Transportation Equipment, Automobiles)	7,221	1,660,968
NHN Corporation (Internet Software, Internet Software & Services)†	3,413	676,772

Portfolio of Investments—April 30, 2011 (Unaudited)	Wells Fargo Advantage International Stock Funds	41

DIVERSIFIED INTERNATIONAL FUND

Security Name	Shares	Value

South Korea (continued)
Samsung Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	1,501	$1,250,775
Woori Finance Holdings Company Limited (Financials, Commercial Banks)†	88,300	1,202,986

		4,791,501

Spain: 3.09%
Banco Bilbao Vizcaya Argentaria SA (Financials, Commercial Banks)	161,054	2,065,801
Banco Santander Central Hispano SA (Financials, Commercial Banks)	307,223	3,923,384
Industria de Diseno Textil SA (Consumer Discretionary, Specialty Retail)	34,874	3,127,110
International Consolidated Airlines Group SA (Industrials, Airlines)†	191,944	763,702
Repsol YPF SA (Energy, Oil, Gas & Consumable Fuels)	146,213	5,221,344
Telefonica SA (Telecommunication Services, Diversified Telecommunication Services)	83,197	2,236,575

		17,337,916

Sweden: 1.02%
Boliden AB (Materials, Metals & Mining)	87,500	1,972,296
Saab AB (Industrials, Aerospace & Defense)†	59,800	1,350,892
Sandvik AB (Industrials, Machinery)«	78,878	1,673,520
Svenska Cellulosa AB Class B (Materials, Paper & Forest Products)	48,700	746,323

		5,743,031

Switzerland: 8.11%
ABB Limited (Industrials, Electrical Equipment)	109,010	3,009,433
Adecco SA (Industrials, Professional Services)	50,610	3,612,910
Baloise Holding AG (Financials, Insurance)	13,300	1,470,688
Clariant AG (Materials, Chemicals)	40,872	848,153
Compagnie Financiere Richemont SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	32,103	2,074,633
Credit Suisse Group (Financials, Capital Markets)	70,448	3,201,515
Georg Fischer AG (Industrials, Machinery)	1,400	914,451
Nestle SA (Consumer Staples, Food Products)	149,463	9,278,801
Novartis AG (Health Care, Pharmaceuticals)	95,087	5,644,760
Roche Holdings AG (Health Care, Pharmaceuticals)	17,514	2,840,710
Swatch Group AG Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	11,826	5,817,299
Swiss Reinsurance (Financials, Insurance)	11,200	667,468
UBS AG (Financials, Capital Markets)	76,650	1,532,114
Valora Holding AG (Consumer Discretionary, Specialty Retail)	1,120	382,613
Zurich Financial Services AG (Financials, Insurance)	14,989	4,210,782

		45,506,330

United Kingdom: 17.81%
Amlin plc (Financials, Insurance)	101,100	705,886
Anglo American plc (Materials, Metals & Mining)	23,753	1,238,084
Antofagasta plc (Materials, Metals & Mining)	88,006	2,009,501
Ashtead Group plc (Industrials, Trading Companies & Distributors)	510,030	1,722,599
AstraZeneca plc (Health Care, Pharmaceuticals)	58,100	2,901,715
Aviva plc (Financials, Insurance)	93,600	698,548
BAE Systems plc (Industrials, Aerospace & Defense)	317,800	1,740,615
Barclays plc (Financials, Commercial Banks)	724,917	3,418,272
BG Group plc (Health Care, Health Care Providers & Services)	101,354	2,596,164
BHP Billiton plc (Materials, Metals & Mining)	71,608	3,019,565

42	Wells Fargo Advantage International Stock Funds	Portfolio of Investments—April 30, 2011 (Unaudited)

DIVERSIFIED INTERNATIONAL FUND

Security Name	Shares	Value

United Kingdom (continued)
BP plc (Energy, Oil, Gas & Consumable Fuels)	370,279	$2,860,851
BT Group plc (Telecommunication Services, Diversified Telecommunication Services)	811,900	2,655,355
Burberry Group plc (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	71,519	1,547,030
Cookson Group plc (Utilities, Multi-Utilities)	77,671	928,274
Diageo plc (Consumer Staples, Beverages)	83,572	1,700,261
DS Smith plc (Industrials, Professional Services)	253,300	917,703
Experian Group Limited (Financials, Diversified Financial Services)	306,586	4,130,134
Firstgroup plc (Industrials, Road & Rail)	145,100	786,968
Game Group plc (Consumer Discretionary, Specialty Retail)	838,220	738,564
Genting International plc (Consumer Staples, Hotels, Restaurants & Leisure)†	705,592	1,255,755
GlaxoSmithKline plc (Health Care, Pharmaceuticals)	188,018	4,099,999
Greene King plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	71,400	583,912
Hays plc (Industrials, Commercial Services & Supplies)	424,430	841,520
Home Retail Group (Consumer Discretionary, Internet & Catalog Retail)	208,100	764,372
HSBC Holdings plc (Financials, Commercial Banks)	289,401	3,168,209
Imperial Tobacco Group plc (Consumer Staples, Tobacco)	60,636	2,134,040
Intercontinental Hotels Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	44,514	974,780
Intertek Group plc (Industrials, Commercial Services & Supplies)	24,402	866,147
Johnson Matthey plc (Materials, Chemicals)	8,006	267,858
Kesa Electricals plc (Consumer Discretionary, Specialty Retail)	334,144	719,997
Kingfisher plc (Consumer Discretionary, Specialty Retail)	927,763	4,253,896
Lloyds TSB Group plc (Financials, Commercial Banks)†	1,408,802	1,394,266
LogicaCMG plc (Industrials, Professional Services)	465,700	1,048,585
Marston’s plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	317,490	574,866
Next plc (Consumer Discretionary, Multiline Retail)	17,900	668,846
Old Mutual plc (Financials, Insurance)	518,700	1,204,311
Pace plc (Consumer Discretionary, Household Durables)	190,500	512,623
Persimmon plc (Consumer Discretionary, Household Durables)	144,420	1,165,391
Rio Tinto plc (Materials, Metals & Mining)	37,073	2,699,925
Royal & Sun Alliance Insurance Group plc (Financials, Insurance)	162,400	373,260
Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels)	73,103	2,835,949
Royal Dutch Shell plc Class B (Energy, Oil, Gas & Consumable Fuels)	141,000	5,480,535
SABMiller plc (Consumer Staples, Beverages)	25,988	969,975
Standard Chartered plc (Financials, Commercial Banks)	76,850	2,129,598
Tesco plc (Consumer Staples, Food & Staples Retailing)	364,037	2,453,863
Thomas Cook Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	233,700	668,688
Travis Perkins plc (Industrials, Trading Companies & Distributors)	73,999	1,328,745
Tullett Prebon plc (Financials, Capital Markets)	137,500	965,775
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)	2,036,671	5,837,751
WH Smith Public Limited Corporation (Consumer Discretionary, Specialty Retail)	99,900	784,279
WPP plc (Consumer Discretionary, Media)	454,296	5,930,282
Xstrata plc (Materials, Metals & Mining)	186,433	4,738,069

		100,012,156

Total Common Stocks (Cost $450,048,854)		535,005,148

Portfolio of Investments—April 30, 2011 (Unaudited)	Wells Fargo Advantage International Stock Funds	43

DIVERSIFIED INTERNATIONAL FUND

Security Name	Yield	Shares	Value

Short-Term Investments: 15.41%

Investment Companies: 15.41%
Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)	0.09%	18,933,743	$18,933,743
Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)	0.20	67,556,672	67,556,672

Total Short-Term Investments (Cost $86,490,415)			86,490,415

Total Investments in Securities (Cost $536,539,269)*	110.70%	621,495,563
Other Assets and Liabilities, Net	(10.70)	(60,075,879)

Total Net Assets	100.00%	$561,419,684

†	Non-income earning securities.

(v)	Security represents investment of cash collateral received from securities on loan.

«	All or a portion of this security is on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $549,027,521 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$92,561,933
Gross unrealized depreciation	(20,093,891)

Net unrealized appreciation	$72,468,042

The accompanying notes are an integral part of these financial statements.

44	Wells Fargo Advantage International Stock Funds	Portfolio of Investments—April 30, 2011 (Unaudited)

EMERGING MARKETS EQUITY FUND

Security Name	Shares	Value

Common Stocks: 84.96%

Argentina: 0.09%
Irsa Inversiones y Representaciones SA ADR (Financials, Real Estate Management & Development)	148,500	$1,881,495

Brazil: 13.86%
All America Latina Logistica SA (Industrials, Road & Rail)	3,154,670	26,068,338
B2w Com Global do Varejo (Consumer Discretionary, Internet & Catalog Retail)	853,800	11,722,654
B2w Com Global do Varejo ADR (Consumer Discretionary, Internet & Catalog Retail)(a)†	358,090	5,000,786
Banco Bradesco SA ADR (Financials, Commercial Banks)«	1,710,235	34,598,054
Banco do Brasil SA (Financials, Commercial Banks)	1,482,100	27,311,263
Brookfield Incorporacoes SA (Financials, Real Estate Management & Development)†	2,612,456	14,530,250
Campanhia de Bebidas dos Americas ADR (Consumer Staples, Beverages)«	347,500	11,321,550
Cia de Concessoes Rodoviarias (Industrials, Transportation Infrastructure)	294,800	9,182,049
Cielo SA (Information Technology, IT Services)	1,326,000	12,263,730
Itau Unibanco Holding Preferred ADR (Financials, Commercial Banks)	90,000	2,137,500
Lojas Renner SA (Consumer Discretionary, Multiline Retail)†	370,200	13,660,126
Petroleo Brasileiro SA ADR (Energy, Oil, Gas & Consumable Fuels)	908,400	33,910,572
Petroleo Brasileiro SA ADR Class A (Energy, Oil, Gas & Consumable Fuels)«	1,009,635	33,691,520
Redecard SA (Information Technology, IT Services)	818,400	11,834,859
Sao Carlos Empreendimentos (Financials, Real Estate Management & Development)	258,900	3,620,519
Tim Participacoes SA (Telecommunication Services, Wireless Telecommunication Services)†	1,835,363	10,021,465
Vale SA ADR (Materials, Metals & Mining)«	743,236	24,824,082

		285,699,317

China: 11.27%
51job Incorporated ADR (Industrials, Commercial Services & Supplies)†	439,604	24,613,428
Bitauto Holdings Limited ADR (Information Technology, Internet Software & Services)«†	252,524	2,558,068
China Life Insurance Company Limited ADR (Financials, Insurance)«	279,500	15,006,355
China Telecom Corporation Limited (Telecommunication Services, Diversified Telecommunication Services)	29,108,000	16,791,095
Dalian Port Company Limited (Industrials, Transportation Infrastructure)	14,532,000	5,688,367
First Tractor Company (Industrials, Machinery)	5,144,000	7,087,179
Li Ning Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	3,897,000	6,683,565
New Oriental Education & Technology Group Incorporated (Consumer Discretionary, Diversified Consumer Services)†	166,200	20,715,168
NVC Lighting Holdings Limited (Consumer Discretionary, Household Durables)	12,823,000	6,826,109
PetroChina Company Limited ADR (Energy, Oil, Gas & Consumable Fuels)«	132,700	19,318,466
Sichuan Expressway Company (Industrials, Transportation Infrastructure)	21,374,000	12,935,175
SINA Corporation (Information Technology, Internet Software & Services)«†	521,050	70,211,488
Sinotrans Limited (Industrials, Air Freight & Logistics)	30,149,000	7,375,902
Tsingtao Brewery Company Limited (Consumer Staples, Beverages)	3,100,000	16,465,476

		232,275,841

Hong Kong: 5.75%
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	950,000	8,733,945
China Mobile Limited ADR (Telecommunication Services, Wireless Telecommunication Services)«	1,563,333	72,054,018
CNOOC Limited ADR (Energy, Oil, Gas & Consumable Fuels)«	72,900	18,184,905
Johnson Electric Holdings Limited (Industrials, Electrical Equipment)	9,800,000	6,025,428
Shangri-La Asia Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	1,995,500	5,577,286
Texwinca Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	6,992,000	7,896,553

		118,472,135

Portfolio of Investments—April 30, 2011 (Unaudited)	Wells Fargo Advantage International Stock Funds	45

EMERGING MARKETS EQUITY FUND

Security Name	Shares	Value

India: 5.22%
Bharti Airtel Limited (Telecommunication Services, Wireless Telecommunication Services)†	2,525,849	$21,710,933
Hindustan Unilever Limited (Consumer Staples, Household Products)†	1,140,200	7,354,632
ICICI Bank Limited ADR (Financials, Commercial Banks)«	599,795	30,229,668
Idea Cellular Limited (Telecommunication Services, Wireless Telecommunication Services)†	5,140,500	8,010,414
Infosys Technologies Limited ADR (Information Technology, IT Services)«	127,100	8,284,378
Oil & Natural Gas Corporation Limited (Energy, Oil, Gas & Consumable Fuels)	825,600	5,747,364
Reliance Industries Limited (Energy, Oil, Gas & Consumable Fuels)††	439,100	19,316,009
Ultra Tech Cement Limited (Materials, Construction Materials)†	286,000	7,045,050

		107,698,448

Indonesia: 1.24%
PT Astra Agro Lestari Tbk (Consumer Staples, Food Products)	2,477,000	6,695,767
PT Astra International Incorporated (Consumer Discretionary, Automobiles)	995,500	6,527,011
PT Gudang Garam Tbk (Consumer Staples, Tobacco)	1,000,000	4,740,775
Telekomunik Indonesia ADR (Telecommunication Services, Diversified Telecommunication Services)	210,664	7,613,397

		25,576,950

Israel: 1.36%
Israel Chemicals Limited (Materials, Chemicals)	1,334,600	23,531,443
Teva Pharmaceutical Industries Limited ADR (Health Care, Pharmaceuticals)	100,000	4,573,000

		28,104,443

Malaysia: 1.83%
Genting Berhad (Consumer Discretionary, Hotels, Restaurants & Leisure)	3,935,200	15,411,317
KLCC Property Holdings Berhad (Financials, Real Estate Management & Development)	3,387,900	3,763,062
Resorts World Berhad (Consumer Discretionary, Hotels, Restaurants & Leisure)†	7,645,600	9,498,922
Sime Darby Berhad (Industrials, Industrial Conglomerates)	2,969,437	9,042,647

		37,715,948

Mexico: 5.52%
America Movil SAB de CV ADR (Telecommunication Services, Wireless Telecommunication Services)	432,200	24,721,840
Cemex SA de CV (Materials, Construction Materials)«†	2,620,680	22,747,502
Fibra Uno Administracion SA (Financials, Real Estate Investment Trusts (REITs))†	2,184,945	3,720,121
Fomento Economico Mexicano SA de CV ADR (Consumer Staples, Beverages)«	196,900	12,385,010
Grupo Financiero Banorte SA de CV (Financials, Commercial Banks)	1,172,936	5,858,719
Grupo Televisa SA ADR (Consumer Discretionary, Media)«†	1,865,000	44,237,800
Promotora Ambiental SAB de CV (Industrials, Commercial Services & Supplies)(a)†	258,800	224,723

		113,895,715

Peru: 0.91%
Compania de Minas Buenaventura SA ADR (Materials, Metals & Mining)	448,100	18,672,327

Philippines: 0.63%
Ayala Corporation (Financials, Diversified Financial Services)	462,153	4,221,019
Metropolitan Bank & Trust Company (Financials, Commercial Banks)	2,669,903	4,281,449
SM Investments Corporation (Industrials, Industrial Conglomerates)	263,016	3,557,259
Universal Robina Corporation (Consumer Staples, Food Products)	1,000,000	871,292

		12,931,019

46	Wells Fargo Advantage International Stock Funds	Portfolio of Investments—April 30, 2011 (Unaudited)

EMERGING MARKETS EQUITY FUND

Security Name	Shares	Value

Poland: 0.40%
Telekomunikacja Polska SA (Telecommunication Services, Diversified Telecommunication Services)	1,251,897	$8,276,187

Russia: 4.16%
Gazprom ADR (Energy, Oil, Gas & Consumable Fuels)	1,375,796	23,209,679
Lukoil Oil Company ADR (Energy, Oil, Gas & Consumable Fuels)	303,430	20,997,356
Mobile Telesystems ADR (Telecommunication Services, Wireless Telecommunication Services)«	1,062,100	22,463,415
Sberbank of Russia (Financials, Commercial Banks)	5,217,377	19,069,513

		85,739,963

South Africa: 8.09%
Anglo Platinum Limited (Materials, Metals & Mining)	191,332	19,439,215
AngloGold Ashanti Limited ADR (Materials, Metals & Mining)«	421,800	21,503,364
Gold Fields Limited ADR (Materials, Metals & Mining)	522,700	9,324,968
Impala Platinum Holdings Limited (Materials, Metals & Mining)	680,758	21,260,596
MTN Group Limited (Telecommunication Services, Wireless Telecommunication Services)	1,220,776	27,147,157
Pretoria Portland Cement Company Limited (Materials, Construction Materials)	1,766,835	6,728,237
Sasol Limited ADR (Energy, Oil, Gas & Consumable Fuels)«	453,100	26,198,242
Standard Bank Group Limited (Financials, Commercial Banks)	977,174	15,335,604
Tiger Brands Limited (Consumer Staples, Food Products)	675,545	19,808,441

		166,745,824

South Korea: 11.13%
KB Financial Group Incorporated (Financials, Commercial Banks)	56,779	3,046,510
KB Financial Group Incorporated ADR (Financials, Commercial Banks)«	395,104	21,055,092
Korea Electric Power Corporation (Utilities, Electric Utilities)†	222,360	5,311,824
KT Corporation ADR (Telecommunication Services, Diversified Telecommunication Services)«	2,022,900	41,064,870
KT&G Corporation (Consumer Staples, Tobacco)	730,491	43,216,656
Lotte Chilsung Beverage Company Limited (Consumer Staples, Beverages)†	6,940	7,434,442
Lotte Confectionery Company Limited (Consumer Staples, Food Products)	7,366	10,915,138
Samsung Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	60,386	50,319,319
Samsung Life Insurance Company Limited (Financials, Insurance)	68,000	6,161,340
Shinhan Financial Group Company Limited (Financials, Commercial Banks)†	348,395	17,067,828
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)	23,720	3,596,790
SK Telecom Company Limited ADR (Telecommunication Services, Wireless Telecommunication Services)«	1,065,319	20,219,755

		229,409,564

Taiwan: 8.80%
104 Corporation (Industrials, Commercial Services & Supplies)†	1,455,000	5,436,213
Asustek Computer Incorporated (Information Technology, Computers & Peripherals)	504,220	4,542,443
Avermedia Technologies Incorporated (Information Technology, Computers & Peripherals)†	476,887	621,118
Cathay Financial Holding Company Limited (Financials, Insurance)	6,751,860	11,269,407
Chunghwa Telecom Limited ADR (Telecommunication Services, Diversified Telecommunication Services)«	129,534	4,086,798
Far Eastern Textile Company Limited (Industrials, Industrial Conglomerates)†	12,929,458	20,316,204
First Financial Holding Company Limited (Financials, Commercial Banks)†	23,673,023	21,946,637
Fuhwa Financial Holdings Company Limited (Financials, Capital Markets)†	32,855,240	22,830,081
Mediatek Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)†	501,881	5,546,566
Pegatron Corporation (Information Technology, Computers & Peripherals)	1,096,039	1,155,800

Portfolio of Investments—April 30, 2011 (Unaudited)	Wells Fargo Advantage International Stock Funds	47

EMERGING MARKETS EQUITY FUND

Security Name		Shares	Value

Taiwan (continued)
Realtek Semiconductor Corporation (Information Technology, Semiconductors & Semiconductor Equipment)†		2,771,372	$5,515,938
Siliconware Precision Industries Company (Information Technology, Semiconductors & Semiconductor Equipment)†		5,900,000	7,869,826
Taiwan Semiconductor Manufacturing Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)		3,068,224	7,842,380
Taiwan Semiconductor Manufacturing Company Limited ADR (Information Technology, Semiconductors & Semiconductor Equipment)«		3,050,952	41,187,852
United Microelectronics Corporation (Information Technology, Semiconductors & Semiconductor Equipment)		38,577,092	20,003,485
United Microelectronics Corporation ADR (Information Technology, Semiconductors & Semiconductor Equipment)«		463,700	1,316,908

			181,487,656

Thailand: 2.61%
Bangkok Bank PCL (Financials, Commercial Banks)		1,587,300	9,039,900
C.P. Seven Eleven PCL (Consumer Staples, Food & Staples Retailing)		6,213,200	9,002,375
PTT Exploration & Production PCL (Energy, Oil, Gas & Consumable Fuels)		1,831,300	11,411,116
PTT PCL (Energy, Oil, Gas & Consumable Fuels)		1,069,200	13,432,161
Thai Beverage PCL (Consumer Staples, Beverages)		46,792,000	10,894,751

			53,780,303

Turkey: 1.63%
Anadolu Efes Biracilik Ve Malt Sanayii AS (Consumer Staples, Beverages)		824,238	12,680,581
Turkcell Iletisim Hizmetleri AS ADR (Telecommunication Services, Wireless Telecommunication Services)«		1,419,700	21,011,560

			33,692,141

United Kingdom: 0.46%
African Barrick Gold Limited (Materials, Metals & Mining)		1,078,500	9,493,762

Total Common Stocks (Cost $1,301,632,763)			1,751,549,038

	Dividend Yield

Preferred Stocks: 3.32%

Brazil: 3.32%
Banco Estado Rio Grande Sul (Financials, Commercial Banks)	1.04%	818,100	9,828,432
Centrais Electricas Brasileiras SA (Utilities, Electric Utilities)	0.68	467,500	8,501,891
Lojas Americanas SA (Consumer Discretionary, Multiline Retail)	0.47	2,965,100	26,386,601
Vale SA ADR (Materials, Metals & Mining)«	1.29	790,100	23,623,990

Total Preferred Stocks (Cost $47,194,758)			68,340,914

48	Wells Fargo Advantage International Stock Funds	Portfolio of Investments—April 30, 2011 (Unaudited)

EMERGING MARKETS EQUITY FUND

Security Name	Interest Rate	Maturity Date	Principal	Value

Convertible Debentures: 0.01%

Brazil: 0.01%
Lupatech SA (Energy, Energy Equipment & Services)(a)	6.50%	04/15/2018	$ 303,000	$187,343

Total Convertible Debentures (Cost $160,691)				187,343

		Expiration Date	Shares

Rights: 0.00%

Brazil: 0.00%
Tim Participacoes SA (Telecommunication Services, Wireless Telecommunication Services)†		05/11/2011	1,534	585

Total Rights (Cost $0)				585

Short-Term Investments: 26.68%

	Yield

Investment Companies: 26.68%
Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)	0.09%		200,822,550	200,822,550
Wells Fargo Securities Lending Cash Investment, LLC(l)(u)(v)	0.20		349,220,149	349,220,149

Total Short-Term Investments (Cost $550,042,699)				550,042,699

Total Investments in Securities
(Cost $1,899,030,911)*	114.97%	2,370,120,579
Other Assets and Liabilities, Net	(14.97)	(308,559,986)

Total Net Assets	100.00%	$2,061,560,593

«	All or a portion of this security is on loan.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

†	Non-income earning securities.

(v)	Security represents investment of cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $1,902,209,555 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$486,478,591
Gross unrealized depreciation	(18,567,567)

Net unrealized appreciation	$467,911,024

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—April 30, 2011 (Unaudited)	Wells Fargo Advantage International Stock Funds	49

GLOBAL OPPORTUNITIES FUND

Security Name	Shares	Value

Common Stocks: 95.39%

Argentina: 0.60%
IRSA Inversiones y Representaciones SA ADR (Financials, Real Estate Management & Development)	194,132	$2,459,652

Belize: 0.18%
Embraer SA ADR (Industrials, Aerospace & Defense)	23,348	758,343

Bermuda: 3.67%
Arch Capital Group Limited (Financials, Insurance)«†	15,300	1,591,200
Catlin Group Limited (Financials, Insurance)	156,616	1,034,642
Everest Re Group Limited (Financials, Insurance)	31,800	2,897,616
Hiscox Limited (Financials, Insurance)	362,998	2,499,914
Lancashire Holdings plc (Financials, Insurance)	292,208	3,148,178
Nabors Industries Limited (Energy, Energy Equipment & Services)†	73,400	2,248,976
Validus Holdings Limited (Financials, Insurance)	50,039	1,628,269

		15,048,795

Canada: 3.04%
Agnico-Eagle Mines Limited (Materials, Metals & Mining)	33,259	2,314,161
Agrium Incorporated (Materials, Chemicals)	20,173	1,824,244
Eldorado Gold Corporation (Materials, Metals & Mining)	74,115	1,379,448
Kinross Gold Corporation (Materials, Metals & Mining)	90,968	1,440,933
Mercator Minerals Limited (Materials, Metals & Mining)†	489,324	1,815,280
Parex Resources Incorporated (Energy, Oil, Gas & Consumable Fuels)†	150,914	1,153,209
Quadra FNX Mining Limited (Materials, Metals & Mining)†	155,228	2,547,895

		12,475,170

China: 6.29%
51job Incorporated ADR (Industrials, Commercial Services & Supplies)†	199,386	11,163,622
First Tractor Company Limited (Industrials, Machinery)	3,006,000	4,155,546
Guangzhou Automobile Group H (Consumer Discretionary, Automobiles)	1,177,480	1,334,074
Netease.com Incorporated ADR (Information Technology, Internet Software & Services)†	31,755	1,564,886
SINA Corporation (Information Technology, Internet Software & Services)«†	32,093	4,324,532
Sinotrans Limited (Industrials, Air Freight & Logistics)	7,288,000	1,784,264
VanceInfo Technologies Incorporated (Information Technology, Software)†	45,898	1,476,080

		25,803,004

Denmark: 1.29%
Pandora AS (Consumer Discretionary, Specialty Retail)«	117,462	5,290,934

Finland: 0.36%
Outotec Oyj (Industrials, Construction & Engineering)	23,054	1,461,126

France: 5.30%
Alten Limited (Information Technology, IT Services)	47,316	1,940,924
Atos Origin SA (Information Technology, IT Services)	24,250	1,494,364
Eurofins Scientific (Health Care, Life Sciences Tools & Services)	22,196	2,392,029
Laurent Perrier Group (Consumer Staples, Beverages)	13,254	1,692,206
Mersen (Industrials, Electrical Equipment)	40,014	2,432,307
Pernod-Ricard SA (Consumer Staples, Beverages)	27,124	2,726,256
Peugeot SA (Consumer Discretionary, Automobiles)	64,511	2,929,578

50	Wells Fargo Advantage International Stock Funds	Portfolio of Investments—April 30, 2011 (Unaudited)

GLOBAL OPPORTUNITIES FUND

Security Name	Shares	Value

France (continued)
Scor SE (Financials, Insurance)	66,117	$2,019,790
Technip SA (Energy, Energy Equipment & Services)	36,323	4,097,394

		21,724,848

Germany: 3.14%
Amadeus Fire AG (Industrials, Commercial Services & Supplies)	56,624	2,752,569
Continental AG (Consumer Discretionary, Auto Components)	17,148	1,721,274
Fresenius SE (Health Care, Health Care Equipment & Supplies)	33,762	3,543,467
Kloeckner & Company SE (Industrials, Trading Companies & Distributors)	107,904	3,880,479
PATRIZIA Immobilien AG (Financials, Real Estate Management & Development)†	128,187	955,017

		12,852,806

Hong Kong: 1.61%
China Gas Holdings Limited (Utilities, Gas Utilities)	1,778,114	693,427
Emperor Watch & Jewellery Limited (Consumer Discretionary, Specialty Retail)	4,950,000	715,750
Geely Automobile Holdings Limited (Consumer Discretionary, Automobiles)	3,465,000	1,391,957
Shangri-La Asia Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	610,025	1,704,978
Techtronic Industries Company Limited (Consumer Discretionary, Household Durables)	1,541,000	2,107,994

		6,614,106

India: 0.18%
Jain Irrigation Systems Limited (Industrials, Machinery)	178,975	740,349

Iran: 0.44%
Charter International plc (Industrials, Machinery)	131,619	1,804,967

Ireland: 0.84%
CPL Resources plc (Industrials, Commercial Services & Supplies)	340,889	1,464,233
Kingspan Group plc (Industrials, Building Products)	69,788	674,466
Willis Group Holdings plc (Financials, Insurance)	31,300	1,293,316

		3,432,015

Israel: 0.55%
Bezeq the Israeli Telecom CP (Telecommunication Services, Diversified Telecommunication Services)	755,101	2,236,095

Italy: 0.93%
Davide Campari Milano SpA (Consumer Staples, Beverages)	311,562	2,243,668
Tod’s SpA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	11,447	1,553,901

		3,797,569

Japan: 6.85%
Amada Company Limited (Industrials, Machinery)	262,000	2,089,798
Central Japan Railway Company (Industrials, Road & Rail)	180	1,355,853
Hino Motors Limited (Industrials, Machinery)	177,000	831,375
Isuzu Motors Limited (Consumer Discretionary, Automobiles)	1,304,000	5,562,276
JFE Holdings Incorporated (Materials, Metals & Mining)	52,500	1,427,788
Keyence Corporation (Information Technology, Electronic Equipment & Instruments)	2,700	704,333
Makita Corporation (Industrials, Machinery)	60,100	2,745,121
OKUMA Corporation (Industrials, Machinery)	287,000	2,685,484
Sumitomo Heavy Industries Limited (Industrials, Machinery)	765,000	4,979,597

Portfolio of Investments—April 30, 2011 (Unaudited)	Wells Fargo Advantage International Stock Funds	51

GLOBAL OPPORTUNITIES FUND

Security Name	Shares	Value

Japan (continued)
Toshiba Machine Company Limited (Industrials, Machinery)	549,263	$2,898,164
Yahoo! Japan Corporation (Information Technology, Internet Software & Services)	7,696	2,807,429

		28,087,218

Luxembourg: 0.53%
Acergy SA (Energy, Energy Equipment & Services)	83,311	2,191,308

Netherlands: 5.19%
Delta Lloyd NV (Financials, Insurance)«	95,462	2,512,563
New World Resources NV Class A (Materials, Metals & Mining)	145,871	2,475,541
Nielsen Holdings NV (Industrials, Professional Services)«†	39,732	1,187,589
Nutreco Holding NV (Consumer Staples, Food Products)«	26,743	2,081,526
Randstad Holding NV (Industrials, Commercial Services & Supplies)	80,737	4,541,786
USG People NV (Industrials, Commercial Services & Supplies)	427,891	8,470,347

		21,269,352

Norway: 1.44%
BW Offshore Limited (Energy, Energy Equipment & Services)†	785,646	2,036,516
Petroleum Geo-Services (Energy, Energy Equipment & Services)†	140,385	2,216,845
TGS Nopec Geophysical Company ASA (Energy, Energy Equipment & Services)	62,601	1,647,772

		5,901,133

Russia: 1.34%
Mechel ADR (Materials, Metals & Mining)	49,003	1,400,016
Sollers OJSC (Consumer Discretionary, Automobiles)(a)	201,673	4,089,283

		5,489,299

Spain: 0.45%
International Consolidated Airlines (Industrials, Airlines)†	467,564	1,860,331

Switzerland: 2.67%
Allied World Assurance Company (Financials, Insurance)	13,300	864,101
Barry Callebaut AG (Consumer Staples, Food Products)	2,855	2,727,928
Compagnie Financiere Richemont SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	43,480	2,809,864
Givaudan SA (Materials, Chemicals)	2,154	2,395,547
Julius Baer Group Limited (Financials, Capital Markets)	46,036	2,151,185

		10,948,625

Taiwan: 0.44%
104 Corporation (Industrials, Commercial Services & Supplies)†	477,000	1,785,920

United Kingdom: 16.12%
Afren plc (Energy, Oil, Gas & Consumable Fuels)†	1,255,114	3,352,271
Antofagasta plc (Materials, Metals & Mining)	69,782	1,593,380
Ashtead Group plc (Industrials, Trading Companies & Distributors)	3,005,160	10,149,769
Bovis Homes Group plc (Consumer Discretionary, Household Durables)	835,438	6,140,084
Britvic plc (Consumer Staples, Beverages)	163,739	1,119,988
Cookson Group plc (Industrials, Industrial Conglomerates)	104,826	1,252,813
Debenhams plc (Consumer Discretionary, Multiline Retail)	1,103,586	1,255,338
ENSCO plc (Energy, Energy Equipment & Services)«	32,500	1,937,650

52	Wells Fargo Advantage International Stock Funds	Portfolio of Investments—April 30, 2011 (Unaudited)

GLOBAL OPPORTUNITIES FUND

Security Name	Shares	Value

United Kingdom (continued)

Fresnillo plc (Materials, Metals & Mining)	88,276	$2,419,684
Game Group plc (Consumer Discretionary, Specialty Retail)	5,311,259	4,679,801
Hays plc (Industrials, Commercial Services & Supplies)	1,320,080	2,617,329
ICAP plc (Financials, Capital Markets)	80,348	695,875
InterContinental Hotels Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	76,137	1,667,270
N. Brown Group plc (Consumer Discretionary, Internet & Catalog Retail)	270,221	1,369,437
Perform Group plc (Consumer Discretionary, Media)	72,619	277,775
Persimmon plc (Consumer Discretionary, Household Durables)	830,648	6,702,881
Premier Oil plc (Energy, Oil, Gas & Consumable Fuels)†	39,855	1,331,436
Robert Walters plc (Industrials, Commercial Services & Supplies)	163,052	838,850
Salamander Energy plc (Energy, Oil, Gas & Consumable Fuels)†	212,361	1,074,084
Savills plc (Financials, Real Estate Management & Development)	329,199	2,207,758
SIG plc (Industrials, Trading Companies & Distributors)	566,925	1,323,854
SuperGroup plc (Consumer Discretionary, Multiline Retail)†	72,103	1,910,134
Taylor Woodrow plc (Consumer Discretionary, Household Durables)†	6,951,526	4,518,027
Travis Perkins plc (Industrials, Trading Companies & Distributors)	314,682	5,650,512

		66,086,000

United States: 31.94%
Allegheny Technologies Incorporated (Materials, Metals & Mining)«	22,900	1,648,800
Allete Incorporated (Utilities, Electric Utilities)	17,700	716,673
Ameren Corporation (Utilities, Multi-Utilities)	50,400	1,477,224
ATMI Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)†	37,200	740,652
Atmos Energy Corporation (Utilities, Gas Utilities)«	26,400	921,096
Atwood Oceanics Incorporated (Energy, Energy Equipment & Services)†	12,900	579,597
BOK Financial Corporation (Financials, Commercial Banks)«	46,976	2,526,369
Brown & Brown Incorporated (Financials, Insurance)	43,900	1,134,815
CA Incoporated (Information Technology, Software)	122,700	3,017,193
Cimarex Energy Company (Energy, Oil, Gas & Consumable Fuels)	21,200	2,344,508
Comstock Resources Incorporated (Energy, Oil, Gas & Consumable Fuels)«†	40,300	1,292,018
Con-way Incorporated (Industrials, Road & Rail)«	71,400	2,778,888
DaVita Incorporated (Health Care, Health Care Providers & Services)†	19,900	1,752,991
Dice Holdings Incorporated (Information Technology, Internet Software & Services)†	300,157	5,501,878
Discover Financial Services (Financials, Consumer Finance)	57,200	1,420,848
Dun & Bradstreet Corporation (Industrials, Commercial Services & Supplies)«	11,700	961,506
EMCOR Group Incorporated (Industrials, Construction & Engineering)«†	93,000	2,880,210
Fidelity National Financial Incorporated (Financials, Insurance)	148,700	2,295,928
Fifth Third Bancorp (Financials, Commercial Banks)	127,808	1,696,012
First Citizens Bancshares Incorporated Class A (Financials, Commercial Banks)	12,227	2,445,522
FMC Corporation (Materials, Chemicals)	14,300	1,262,404
Forest Oil Corporation (Energy, Oil, Gas & Consumable Fuels)†	48,200	1,730,862
Global Payments Incorporated (Information Technology, IT Services)«	46,801	2,491,685
Heidrick & Struggles International Incorporated (Industrials, Commercial Services & Supplies)«	188,527	4,411,532
Hillenbrand Incorporated (Consumer Discretionary, Diversified Consumer Services)	42,925	983,841
Huntington Ingalls Industries Incorporated (Industrials, Aerospace & Defense)†	14,200	568,000
IAC/InterActiveCorporation (Information Technology, Internet Software & Services)†	50,400	1,819,944
Imation Corporation (Information Technology, Computers & Peripherals)†	152,902	1,570,304
Ingram Micro Incorporated Class A (Information Technology, Electronic Equipment & Instruments)†	90,400	1,693,192
ITT Corporation (Industrials, Aerospace & Defense)	41,800	2,415,622
Jarden Corporation (Consumer Discretionary, Household Durables)	48,900	1,779,471

Portfolio of Investments—April 30, 2011 (Unaudited)	Wells Fargo Advantage International Stock Funds	53

GLOBAL OPPORTUNITIES FUND

Security Name	Shares	Value

United States (continued)
Kirby Corporation (Industrials, Marine)«†	39,700	$2,254,166
Kroger Company (Consumer Staples, Food & Staples Retailing)	136,400	3,315,884
L-3 Communications Holdings Incorporated (Industrials, Aerospace & Defense)	27,400	2,197,206
Lear Corporation (Consumer Discretionary, Auto Components)	29,900	1,529,086
McKesson Corporation (Health Care, Health Care Providers & Services)	10,700	888,207
Mohawk Industries Incorporated (Consumer Discretionary, Household Durables)†	25,000	1,501,000
Molex Incorporated Class A (Information Technology, Electronic Equipment & Instruments)	79,300	1,785,836
Monster Worldwide Incorporated (Information Technology, Internet Software & Services)«†	139,336	2,286,504
Mueller Industries Incorporated (Industrials, Machinery)	42,802	1,674,414
Ocean Rig UDW Incorporated (Energy, Energy Equipment & Services)†	182,164	3,923,404
Olin Corporation (Materials, Chemicals)	29,500	759,330
Omnicare Incorporated (Health Care, Health Care Providers & Services)«	78,200	2,457,044
ON Semiconductor Corporation (Information Technology, Semiconductors & Semiconductor Equipment)†	67,400	708,374
Owens Corning (Industrials, Building Products)†	44,661	1,689,972
Owens-Illinois Incorporated (Materials, Containers & Packaging)†	102,100	3,029,307
People’s United Financial Incorporated (Financials, Thrifts & Mortgage Finance)«	194,100	2,657,229
Pharmaceutical Product Development Incorporated (Health Care, Life Sciences Tools & Services)«	63,000	1,943,550
Quad Graphics Incorporated (Industrials, Commercial Services & Supplies)†	26,900	1,077,614
Quest Diagnostics Incorporated (Health Care, Health Care Providers & Services)«	35,700	2,012,766
Ralcorp Holdings Incorporated (Consumer Staples, Food Products)«†	26,300	2,046,140
Regal-Beloit Corporation (Industrials, Electrical Equipment)	23,300	1,765,907
Rent-A-Center Incorporated (Consumer Discretionary, Diversified Consumer Services)	46,600	1,418,970
Rock-Tenn Company Class A (Materials, Containers & Packaging)«	9,000	621,630
Royal Gold Incorporated (Materials, Metals & Mining)	12,400	756,152
SAIC Incorporated (Information Technology, IT Services)«†	149,100	2,594,340
Silgan Holdings Incorporated (Materials, Containers & Packaging)	47,000	2,155,420
Sohu.com Incorporated (Information Technology, Internet Software & Services)«†	23,777	2,514,656
Southwestern Energy Company (Energy, Oil, Gas & Consumable Fuels)†	41,800	1,833,348
Stanley Black & Decker Incorporated (Consumer Discretionary, Household Durables)	21,800	1,583,770
Sysco Corporation (Consumer Staples, Food & Staples Retailing)«	86,000	2,486,260
Towers Watson & Company (Industrials, Commercial Services & Supplies)	26,300	1,508,568
Trinity Industries Incorporated (Industrials, Machinery)	14,000	506,800
UMB Financial Corporation (Financials, Commercial Banks)«	48,770	2,053,705
W.R. Berkley Corporation (Financials, Insurance)	46,400	1,513,104
Wendy’s Arby’s Group Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)	142,129	685,062
Westar Energy Incorporated (Utilities, Electric Utilities)«	77,200	2,100,612
Wisconsin Energy Corporation (Utilities, Electric Utilities)	40,400	1,260,884
WMS Industries Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)«†	20,200	662,560
Wolseley plc (Industrials, Trading Companies & Distributors)	75,111	2,720,008
Zimmer Holdings Incorporated (Health Care, Health Care Equipment & Supplies)†	24,800	1,618,200

		130,956,574

Total Common Stocks (Cost $289,162,579)		391,075,539

54	Wells Fargo Advantage International Stock Funds	Portfolio of Investments—April 30, 2011 (Unaudited)

GLOBAL OPPORTUNITIES FUND

Security Name	Yield	Shares	Value

Short-Term Investments: 14.55%

Investment Companies: 14.55%
Wells Fargo Advantage Cash Investment Money Market Fund (l)(u)	0.09%	16,020,017	$16,020,017
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(v)	0.20	43,644,285	43,644,285

Total Short-Term Investments (Cost $59,664,302)			59,664,302

Total Investments in Securities
(Cost $348,826,881)*	109.94%	450,739,841
Other Assets and Liabilities, Net	(9.94)	(40,765,472)

Total Net Assets	100.00%	$409,974,369

«	All or a portion of this security is on loan.

†	Non-income earning securities.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $350,643,052 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$104,899,174
Gross unrealized depreciation	(4,802,385)

Net unrealized appreciation	$100,096,789

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—April 30, 2011 (Unaudited)	Wells Fargo Advantage International Stock Funds	55

INTERNATIONAL EQUITY FUND

Security Name	Shares	Value

Common Stocks: 96.63%

Argentina: 0.51%
Irsa Inversiones y Representaciones SA ADR (Financials, Real Estate Management & Development)	252,259	$3,196,122

Australia: 3.07%
AMP Limited (Financials, Insurance)	392,082	2,355,089
Commonwealth Bank of Australia (Financials, Commercial Banks)	78,872	4,643,313
Macquarie Group Limited (Financials, Capital Markets)	71,768	2,765,857
Newcrest Mining Limited (Materials, Metals & Mining)	113,015	5,134,647
Westpac Banking Corporation (Financials, Commercial Banks)	154,271	4,200,353

		19,099,259

Belgium: 0.67%
Anheuser-Busch InBev NV (Consumer Staples, Beverages)«	65,643	4,185,628

Brazil: 0.43%
Banco Bradesco SA ADR (Financials, Commercial Banks)«	133,370	2,698,075

Canada: 4.93%
Brookfield Asset Management Incorporated (Financials, Real Estate Management & Development)«	221,332	7,441,182
Canadian Natural Resources Limited (Energy, Oil, Gas & Consumable Fuels)	154,367	7,261,930
EnCana Corporation (Energy, Oil, Gas & Consumable Fuels)	58,396	1,962,066
Goldcorp Incorporated (Materials, Metals & Mining)	63,844	3,568,894
Suncor Energy Incorporated (Energy, Oil, Gas & Consumable Fuels)	105,788	4,875,987
Teck Cominco Incorporated Limited (Materials, Metals & Mining)	101,308	5,506,812

		30,616,871

Cayman Islands: 2.30%
Netease.com Incorporated ADR (Information Technology, Internet Software & Services)«†	59,152	2,915,011
SINA Corporation (Information Technology, Internet Software & Services)«†	84,537	11,391,361

		14,306,372

China: 3.07%
Baidu.com Incorporated ADR (Information Technology, Internet Software & Services)†	21,526	3,197,042
China Infrastructure Machinery Holdings Limited (Industrials, Machinery)	3,664,000	2,720,997
China Mobile Limited ADR (Telecommunication Services, Wireless Telecommunication Services)«	45,406	2,092,763
Ctrip.com International Limited ADR (Consumer Discretionary, Specialty Retail)«†	43,988	2,143,095
Shanghai Electric Group company Limited (Industrials, Electrical Equipment)	6,960,000	3,470,418
Tencent Holdings Limited (Information Technology, Internet Software & Services)	104,500	2,986,005
ZTE Corporation (Telecommunication Services, Wireless Telecommunication Services)	682,080	2,459,999

		19,070,319

Denmark: 0.72%
Carlsberg A/S (Consumer Staples, Beverages)	37,468	4,449,934

France: 11.05%
Alstom RGPT (Industrials, Machinery)	65,689	4,368,071
BNP Paribas SA (Financials, Commercial Banks)	86,388	6,836,561
Carrefour SA (Consumer Staples, Food & Staples Retailing)	68,827	3,263,199
Compagnie de Saint-Gobain (Industrials, Building Products)	90,117	6,224,691
France Telecom SA (Telecommunication Services, Diversified Telecommunication Services)	225,977	5,300,067
Groupe Danone (Consumer Staples, Food Products)«	53,666	3,931,050

56	Wells Fargo Advantage International Stock Funds	Portfolio of Investments—April 30, 2011 (Unaudited)

INTERNATIONAL EQUITY FUND

Security Name	Shares	Value

France (continued)
LVMH Moet Hennessy Louis Vuitton SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	36,147	$6,491,620
Pernod-Ricard (Consumer Staples, Beverages)	58,951	5,925,215
Peugeot SA (Consumer Discretionary, Automobiles)	67,555	3,067,812
Pinault-Printempts-Redoute SA (Consumer Discretionary, Multiline Retail)	32,280	5,773,242
Publicis Groupe (Consumer Discretionary, Media)	55,344	3,136,278
Sanofi-Aventis SA (Health Care, Pharmaceuticals)«	51,236	4,052,430
Technip SA (Energy, Energy Equipment & Services)	56,854	6,413,381
Total SA (Energy, Oil, Gas & Consumable Fuels)	60,798	3,892,003

		68,675,620

Germany: 10.20%
Allianz AG (Financials, Insurance)«	47,069	7,410,838
BASF SE (Materials, Chemicals)	56,539	5,811,747
Bayer AG (Health Care, Pharmaceuticals)«	87,853	7,722,829
Daimler AG (Consumer Discretionary, Automobiles)	88,582	6,847,497
Deutsche Boerse AG (Financials, Diversified Financial Services)	34,639	2,878,242
Fresenius SE & Company KGa (Health Care, Health Care Equipment & Supplies)	81,078	8,509,485
Hochtief AG (Industrials, Construction & Engineering)	36,287	3,436,013
Metro AG (Consumer Staples, Food & Staples Retailing)	64,632	4,743,885
Muenchener Rueckversicherungs-Gesellschaft AG (Financials, Insurance)	25,554	4,218,306
SAP AG (Information Technology, Software)	75,753	4,880,768
Siemens AG (Industrials, Industrial Conglomerates)	47,616	6,927,107

		63,386,717

Israel: 0.54%
Teva Pharmaceutical Industries Limited ADR (Health Care, Pharmaceuticals)	73,022	3,339,296

Italy: 0.65%
Intesa Sanpaolo (Financials, Commercial Banks)	1,208,590	4,013,411

Japan: 11.69%
Canon Incorporated (Information Technology, Office Electronics)	88,900	4,164,704
Isuzu Motors Limited (Consumer Discretionary, Automobiles)	1,864,000	7,950,983
JFE Holdings Incorporated (Materials, Metals & Mining)	83,400	2,268,143
Komatsu Limited (Industrials, Machinery)	256,200	8,970,080
Makita Corporation (Industrials, Machinery)	127,900	5,841,947
Mitsubishi UFJ Financial Group Incorporated (Financials, Commercial Banks)	865,000	4,126,919
Nintendo Company Limited (Information Technology, Software)	14,900	3,521,334
NKSJ Holdings Incorporated (Financials, Insurance)	350,000	2,235,098
Nomura Holdings Incorporated (Financials, Capital Markets)	581,700	2,954,576
Sumitomo Heavy Industries Limited (Industrials, Machinery)	1,396,000	9,086,951
Sumitomo Mitsui Financial Group Incorporated (Financials, Commercial Banks)	49,400	1,519,485
Tokyo Electron Limited (Information Technology, Semiconductors & Semiconductor Equipment)	41,700	2,398,206
Toshiba Corporation (Information Technology, Computers & Peripherals)	340,000	1,789,805
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	284,700	11,336,756
Yahoo! Japan Corporation (Information Technology, Internet Software & Services)	12,288	4,482,548

		72,647,535

Luxembourg: 0.23%
ArcelorMittal (Materials, Metals & Mining)	38,696	1,423,694

Portfolio of Investments—April 30, 2011 (Unaudited)	Wells Fargo Advantage International Stock Funds	57

INTERNATIONAL EQUITY FUND

Security Name	Shares	Value

Netherlands: 5.46%
ASML Holding NV (Information Technology, Semiconductors & Semiconductor Equipment)«	82,311	$3,408,132
ING Groep NV (Financials, Diversified Financial Services)	369,605	4,872,220
New World Resources NV (Materials, Metals & Mining)	228,223	3,873,116
Nielsen Holdings NV (Industrials, Professional Services)«†	31,700	947,513
Randstad Holdings NV (Industrials, Commercial Services & Supplies)	175,628	9,879,792
Unilever NV (Consumer Staples, Food Products)	87,508	2,879,989
USG People NV (Industrials, Commercial Services & Supplies)	406,436	8,045,633

		33,906,395

Norway: 0.53%
Telenor ASA (Telecommunication Services, Diversified Telecommunication Services)	190,343	3,288,719

Singapore: 0.45%
DBS Group Holdings Limited (Financials, Commercial Banks)	227,000	2,782,660

South Korea: 1.60%
Hyundai Motor Company Limited (Consumer Discretionary, Automobiles)	24,625	5,664,221
Samsung Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	5,171	4,308,966

		9,973,187

Spain: 4.31%
Banco Bilbao Vizcaya Argentaria SA (Financials, Commercial Banks)	197,253	2,530,117
Banco Santander Central Hispano SA (Financials, Commercial Banks)«	299,991	3,831,028
Industria de Diseno Textil SA (Consumer Discretionary, Specialty Retail)	37,539	3,366,078
International Consolidated Airlines Group SA (Industrials, Airlines)†	660,703	2,628,787
Repsol YPF SA (Energy, Oil, Gas & Consumable Fuels)	262,461	9,372,621
Telefonica SA (Telecommunication Services, Diversified Telecommunication Services)	188,144	5,057,852

		26,786,483

Switzerland: 9.42%
ABB Limited (Industrials, Electrical Equipment)	121,677	3,359,129
Compagnie Financiere Richemont SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	102,295	6,610,740
Credit Suisse Group (Financials, Capital Markets)	142,728	6,486,286
Nestle SA (Consumer Staples, Food Products)	177,036	10,990,559
Novartis AG (Health Care, Pharmaceuticals)	150,004	8,904,862
Roche Holdings AG (Health Care, Pharmaceuticals)	24,309	3,942,835
Swatch Group AG Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	12,795	6,293,957
UBS AG (Financials, Capital Markets)	265,623	5,309,389
Zurich Financial Services AG (Financials, Insurance)	23,530	6,610,162

		58,507,919

United Kingdom: 24.80%
Anglo American plc (Materials, Metals & Mining)	84,545	4,406,761
Antofagasta plc (Materials, Metals & Mining)	309,548	7,068,120
Ashtead Group plc (Industrials, Trading Companies & Distributors)	1,659,066	5,603,408
Barclays plc (Financials, Commercial Banks)	1,546,768	7,293,626
BG Group plc (Health Care, Health Care Providers & Services)	231,122	5,920,147
BHP Billiton plc (Materials, Metals & Mining)	246,487	10,393,859

58	Wells Fargo Advantage International Stock Funds	Portfolio of Investments—April 30, 2011 (Unaudited)

INTERNATIONAL EQUITY FUND

Security Name			Shares	Value

United Kingdom (continued)
BP plc (Energy, Oil, Gas & Consumable Fuels)			470,868	$3,638,022
Burberry Group plc (Consumer Discretionary, Textiles, Apparel & Luxury Goods)			247,980	5,364,063
Cookson Group plc (Utilities, Multi-Utilities)			254,736	3,044,440
Diageo plc (Consumer Staples, Beverages)			266,303	5,417,897
Experian Group Limited (Financials, Diversified Financial Services)			217,780	2,933,795
Game Group plc (Consumer Discretionary, Specialty Retail)			2,885,289	2,542,256
GlaxoSmithKline plc (Health Care, Pharmaceuticals)			274,746	5,991,226
Hays plc (Industrials, Commercial Services & Supplies)			1,392,610	2,761,135
HSBC Holdings plc (Financials, Commercial Banks)			1,005,181	11,004,191
Intercontinental Hotels Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)			156,572	3,428,658
Intertek Group plc (Industrials, Commercial Services & Supplies)			83,996	2,981,432
Kingfisher plc (Consumer Discretionary, Specialty Retail)			506,913	2,324,252
Lloyds TSB Group plc (Financials, Commercial Banks)†			4,816,727	4,767,029
Persimmon plc (Consumer Discretionary, Household Durables)			495,866	4,001,371
Rio Tinto plc (Materials, Metals & Mining)			133,797	9,744,068
Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels)			251,633	9,761,819
SABMiller plc (Consumer Staples, Beverages)			82,875	3,093,224
Standard Chartered plc (Financials, Commercial Banks)			144,046	3,991,674
Travis Perkins plc (Industrials, Trading Companies & Distributors)			242,942	4,362,330
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)			3,780,961	10,837,445
WPP plc (Consumer Discretionary, Media)			263,010	3,433,276
Xstrata plc (Materials, Metals & Mining)			313,083	7,956,809

				154,066,333

Total Common Stocks (Cost $413,273,126)				600,420,549

Short-Term Investments: 13.12%

	Yield		Shares

Investment Companies: 12.91%
Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)	0.09%		21,159,393	21,159,393
Wells Fargo Securities Lending Cash Investments, LLC(l)(u)(v)	0.20		59,043,076	59,043,076

				80,202,469

		Maturity Date	Principal

US Treasury Bills: 0.21%
US Treasury Bill^#	0.02%	05/26/2011	$ 1,285,000	1,284,983

Total Short-Term Investments (Cost $81,487,370)				81,487,452

Total Investments in Securities
(Cost $494,760,496)*	109.75%	681,908,001
Other Assets and Liabilities, Net	(9.75)	(60,577,193)

Total Net Assets	100.00%	$621,330,808

Portfolio of Investments—April 30, 2011 (Unaudited)	Wells Fargo Advantage International Stock Funds	59

INTERNATIONAL EQUITY FUND

«	All or a portion of this security is on loan.

†	Non-income earning securities.

^	Zero coupon security. Rate represents yield to maturity.

#	All or a portion of this security is segregated as collateral for futures transactions.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

(v)	Security represents investment of cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $508,797,658 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$177,928,197
Gross unrealized depreciation	(4,817,854)

Net unrealized appreciation	$173,110,343

The accompanying notes are an integral part of these financial statements.

60	Wells Fargo Advantage International Stock Funds	Portfolio of Investments—April 30, 2011 (Unaudited)

INTRINSIC WORLD EQUITY FUND

Security Name	Shares	Value

Common Stocks: 98.25%

Bermuda: 2.16%
Bunge Limited (Consumer Staples, Food Products)«	30,500	$2,300,920

France: 5.51%
Carrefour SA (Consumer Staples, Food & Staples Retailing)	31,000	1,469,760
Total SA (Energy, Oil, Gas & Consumable Fuels)	30,000	1,920,459
Total SA ADR (Energy, Oil, Gas & Consumable Fuels)	7,000	449,610
Vivendi SA (Consumer Discretionary, Media)«	65,000	2,039,581

		5,879,410

Germany: 1.40%
Adidas-Salomon AG (Consumer Discretionary, Textiles, Apparel & Luxury Goods)«	20,000	1,488,852

Israel: 1.61%
Teva Pharmaceutical Industries Limited ADR (Health Care, Pharmaceuticals)	37,500	1,714,875

Italy: 1.14%
UniCredito Italiano SpA (Financials, Commercial Banks)	470,000	1,209,892

Japan: 14.06%
77 Bank Limited (Financials, Commercial Banks)	310,000	1,425,507
Aeon Company Limited (Consumer Staples, Food & Staples Retailing)	90,000	1,080,688
Kao Corporation (Consumer Staples, Personal Products)	70,000	1,746,656
Komatsu Limited (Industrials, Machinery)	62,000	2,170,745
ORIX Corporation (Financials, Consumer Finance)«	13,000	1,267,706
ORIX Corporation ADR (Financials, Consumer Finance)	10,000	491,700
Shionogi & Company Limited (Health Care, Pharmaceuticals)	57,000	921,950
Toray Industries Incorporated (Materials, Chemicals)	300,000	2,200,579
Toshiba Corporation (Information Technology, Computers & Peripherals)	330,000	1,737,163
TOTO Limited (Industrials, Building Products)	250,000	1,944,770

		14,987,464

Netherlands: 4.90%
European Aeronautic Defence & Space Company (Industrials, Aerospace & Defense)	76,000	2,351,533
Unilever NV (Consumer Staples, Food Products)«	87,000	2,871,000

		5,222,533

Netherlands Antilles: 1.81%
Schlumberger Limited (Energy, Energy Equipment & Services)	21,500	1,929,625

Singapore: 2.30%
DBS Group Holdings Limited (Financials, Commercial Banks)	199,911	2,450,592

South Korea: 2.66%
Samsung Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	3,400	2,833,201

Spain: 2.03%
Banco Santander Central Hispano SA ADR (Financials, Commercial Banks)«	174,828	2,167,867

Portfolio of Investments—April 30, 2011 (Unaudited)	Wells Fargo Advantage International Stock Funds	61

INTRINSIC WORLD EQUITY FUND

Security Name	Shares	Value

Switzerland: 2.29%
Transocean Limited (Energy, Energy Equipment & Services)«†	11,000	$800,250
Weatherford International Limited (Energy, Energy Equipment & Services)«†	76,000	1,640,080

		2,440,330

Taiwan: 3.18%
Cathay Financial Holding Company Limited (Financials, Insurance)	850,000	1,421,899
China Trust Financial Holding Company Limited (Financials, Commercial Banks)†	2,144,845	1,970,725

		3,392,624

United Kingdom: 9.03%
Diageo plc (Consumer Staples, Beverages)	115,364	2,347,064
Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels)	63,546	2,454,680
Standard Chartered plc (Financials, Commercial Banks)	80,772	2,238,281
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)	904,000	2,591,153

		9,631,178

United States: 44.17%
Abbott Laboratories (Health Care, Pharmaceuticals)	41,000	2,133,640
AMR Corporation (Industrials, Airlines)«†	111,000	651,570
Apple Incorporated (Information Technology, Computers & Peripherals)«†	10,500	3,656,415
Baxter International Incorporated (Health Care, Health Care Equipment & Supplies)	44,000	2,503,600
Boeing Company (Industrials, Aerospace & Defense)	22,000	1,755,160
Dow Chemical Company (Materials, Chemicals)«	57,000	2,336,430
Ebay Incorporated (Information Technology, Internet Software & Services)†	65,500	2,253,200
Eli Lilly & Company (Health Care, Pharmaceuticals)	40,000	1,480,400
EMC Corporation (Information Technology, Computers & Peripherals)†	97,000	2,748,980
Enersis SA ADR (Utilities, Electric Utilities)	140,000	2,990,400
Home Depot Incorporated (Consumer Discretionary, Specialty Retail)	62,000	2,302,680
Huntington Bancshares Incorporated (Industrials, Aerospace & Defense)†	3,500	140,000
JPMorgan Chase & Company (Financials, Diversified Financial Services)	56,000	2,555,280
Northrop Grumman Corporation (Industrials, Aerospace & Defense)	33,000	2,099,130
NVR Incorporated (Consumer Discretionary, Household Durables)«†	1,800	1,330,795
Oracle Corporation (Information Technology, Software)	96,500	3,478,827
Polo Ralph Lauren Corporation (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	12,500	1,634,625
QUALCOMM Incorporated (Information Technology, Communications Equipment)	33,000	1,875,720
SPX Corporation (Industrials, Machinery)	27,000	2,334,150
Texas Instruments Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	63,000	2,238,390
UDR Incorporated (Financials, Real Estate Investment Trusts (REITs))	100,000	2,589,000
Visa Incorporated Class A (Information Technology, IT Services)	19,000	1,484,280
Warner Music Group Corporation (Consumer Discretionary, Media)«†	70,000	522,900

		47,095,572

Total Common Stocks (Cost $92,577,580)		104,744,935

62	Wells Fargo Advantage International Stock Funds	Portfolio of Investments—April 30, 2011 (Unaudited)

INTRINSIC WORLD EQUITY FUND

Security Name	Yield	Shares	Value

Short-Term Investments: 16.49%

Investment Companies: 16.49%
Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)	0.09%	1,809,772	$1,809,772
Wells Fargo Securities Lending Cash Investments, LLC(l)(u)(v)	0.20	15,769,491	15,769,491

Total Short-Term Investments (Cost $17,579,263)			17,579,263

Total Investments in Securities
(Cost $110,156,843)*	114.73%	122,324,198
Other Assets and Liabilities, Net	(14.73)	(15,708,730)

Total Net Assets	100.00%	$106,615,468

«	All or a portion of this security is on loan.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

†	Non-income earning securities.

(v)	Security represents investment of cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $110,299,077 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$24,557,655
Gross unrealized depreciation	(12,532,534)

Net unrealized appreciation	$12,025,121

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

64	Wells Fargo Advantage International Stock Funds	Statements of Assets and Liabilities—April 30, 2011 (Unaudited)

	Asia Pacific Fund	Disciplined Global Equity Fund

Assets
Investments
In unaffiliated securities (including securities on loan), at value	$285,706,458	$71,242,345
In affiliated securities, at value	10,214,032	9,249,714

Total investments, at value (see cost below)	295,920,490	80,492,059
Foreign currency, at value (see cost below)	1,748,285	7,756
Receivable for investments sold	5,824,014	3,609,941
Receivable for Fund shares sold	210,731	0
Receivable for dividends	1,174,472	203,577
Receivable for daily variation margin on open futures contracts	0	739
Receivable for securities lending income	9,255	6,862
Unrealized gains on forward foreign currency exchange contracts	0	0
Prepaid expenses and other assets	60,583	35,702

Total assets	304,947,830	84,356,636

Liabilities
Payable for investments purchased	10,019,724	3,362,633
Payable for Fund shares redeemed	411,644	110,441
Unrealized losses on forward foreign currency exchange contracts	0	0
Payable upon receipt of securities loaned	4,571,856	8,836,096
Advisory fee payable	250,515	37,467
Distribution fees payable	895	5,271
Due to other related parties	86,393	18,590
Accrued expenses and other liabilities	400,331	83,895

Total liabilities	15,741,358	12,454,393

Total net assets	$289,206,472	$71,902,243

NET ASSETS CONSIST OF
Paid-in capital	$403,780,857	$65,458,085
Undistributed (overdistributed) net investment income (loss)	(1,227,109)	288,634
Accumulated net realized losses on investments	(133,954,956)	(7,727,272)
Net unrealized gains on investments	20,607,680	13,882,796

Total net assets	$289,206,472	$71,902,243

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$37,790,599	$60,828,380
Shares outstanding – Class A	3,540,024	4,094,001
Net asset value per share – Class A	$10.68	$14.86
Maximum offering price per share – Class A2	$11.33	$15.77
Net assets – Class B	NA	NA
Shares outstanding – Class B	NA	NA
Net asset value per share – Class B	NA	NA
Net assets – Class C	$1,383,167	$8,269,795
Shares outstanding – Class C	133,654	605,253
Net asset value per share – Class C	$10.35	$13.66
Net assets – Class R	NA	NA
Shares outstanding – Class R	NA	NA
Net asset value per share – Class R	NA	NA
Net assets – Administrator Class	$21,532,379	$2,086,823
Shares outstanding – Administrator Class	2,022,814	136,113
Net asset value per share – Administrator Class	$10.64	$15.33
Net assets – Institutional Class	$12,157	$717,245
Shares outstanding – Institutional Class	1,141	46,729
Net asset value per share – Institutional Class	$10.65	$15.35
Net assets – Investor Class	$228,488,170	NA
Shares outstanding – Investor Class	21,440,126	NA
Net asset value per share – Investor Class	$10.66	NA

Total investments, at cost	$275,314,801	$66,635,799

Securities on loan, at value	$4,346,393	$8,496,356

Foreign currency, at cost	$1,746,504	$7,718

1.	Each Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities—April 30, 2011 (Unaudited)	Wells Fargo Advantage International Stock Funds	65

Diversified International Fund	Emerging Markets Equity Fund	Global Opportunities Fund	International Equity Fund	Intrinsic World Equity Fund

$535,005,148	$1,820,077,880	$391,075,539	$601,705,532	$104,744,935
86,490,415	550,042,699	59,664,302	80,202,469	17,579,263

621,495,563	2,370,120,579	450,739,841	681,908,001	122,324,198
6,878,823	15,845,409	61,565	447,594	21,717
1,262,174	0	3,328,553	0	0
376,547	31,577,191	1,183,944	435,055	44,406
2,281,491	4,817,850	539,157	2,283,284	363,249
0	0	0	26,640	0
106,650	45,661	5,363	80,335	2,267
454,307	0	643,525	1,567,799	0
74,002	116,248	40,358	42,806	40,578

632,929,557	2,422,522,938	456,542,306	686,791,514	122,796,415

2,278,318	1,399,186	1,296,178	1,221,631	304
228,639	6,487,776	276,136	2,147,706	212,156
658,179	0	542,220	2,272,743	0
67,556,672	349,220,149	43,644,285	59,043,076	15,769,491
450,638	1,724,465	314,864	309,487	64,963
1,030	171,195	63,433	31,678	399
57,371	426,469	98,851	107,958	28,335
279,026	1,533,105	331,970	326,427	105,299

71,509,873	360,962,345	46,567,937	65,460,706	16,180,947

$561,419,684	$2,061,560,593	$409,974,369	$621,330,808	$106,615,468

$574,760,833	$1,603,174,652	$360,430,832	$560,512,375	$108,993,882
3,209,084	(1,451,001)	(714,073)	2,988,341	125,102
(101,715,010)	(11,455,896)	(51,771,194)	(130,221,987)	(14,698,981)
85,164,777	471,292,838	102,028,804	188,052,079	12,195,465

$561,419,684	$2,061,560,593	$409,974,369	$621,330,808	$106,615,468

$31,050,133	$1,033,103,110	$241,526,328	$221,957,606	$105,667,543
2,694,799	43,376,898	6,369,677	18,617,568	6,177,230
$11.52	$23.82	$37.92	$11.92	$17.11
$12.22	$25.27	$40.23	$12.65	$18.15
$830,130	$29,367,714	$39,021,878	$18,901,972	NA
75,635	1,423,416	1,271,617	1,637,068	NA
$10.98	$20.63	$30.69	$11.55	NA
$820,976	$238,220,733	$60,012,249	$30,888,721	$602,423
76,302	11,633,199	1,945,270	2,642,875	36,015
$10.76	$20.48	$30.85	$11.69	$16.73
NA	NA	NA	$3,898,650	NA
NA	NA	NA	327,646	NA
NA	NA	NA	$11.90	NA
$6,302,813	$408,680,293	$68,079,848	$4,488,733	$327,510
548,011	16,414,801	1,741,134	382,216	19,212
$11.50	$24.90	$39.10	$11.74	$17.05
$470,188,175	$352,188,743	$1,334,066	$341,195,126	$17,992
40,874,549	14,120,985	34,082	28,634,712	1,055
$11.50	$24.94	$39.14	$11.92	$17.05
$52,227,457	NA	NA	NA	NA
4,548,454	NA	NA	NA	NA
$11.48	NA	NA	NA	NA

$536,539,269	$1,899,030,911	$348,826,881	$494,760,496	$110,156,843

$64,724,867	$340,812,592	$42,540,956	$56,864,416	$15,316,763

$6,561,915	$15,678,661	$61,216	$443,849	$21,602

66	Wells Fargo Advantage International Stock Funds	Statements of Operations—Six Months Ended April 30, 2011 (Unaudited)

	Asia Pacific Fund	Disciplined Global Equity Fund

Investment income
Dividends*	$2,608,069	$810,334
Income from affiliated securities	6,655	457
Securities lending income, net	38,570	13,629

Total investment income	2,653,294	824,420

Expenses
Advisory fee	1,651,931	237,493
Administration fees
Fund level	75,088	16,964
Class A	54,667	75,472
Class B	NA	NA
Class C	1,871	10,261
Class R	NA	NA
Administrator Class	9,909	848
Institutional Class	5	84
Investor Class	391,101	NA
Shareholder servicing fees
Class A	52,564	71,698
Class B	NA	NA
Class C	1,800	9,866
Class R	NA	NA
Administrator Class	22,062	2,120
Investor Class	295,623	NA
Distribution fees
Class B	NA	NA
Class C	5,398	29,598
Class R	NA	NA
Custody and accounting fees	92,398	16,249
Professional fees	17,976	19,483
Registration fees	9,074	24,926
Shareholder report expenses	22,229	17,117
Trustees’ fees and expenses	5,274	5,811
Other fees and expenses	11,790	17,781

Total expenses	2,720,760	555,771
Less: Fee waivers and/or expense reimbursements	(272,419)	(53,781)

Net expenses	2,448,341	501,990

Net investment income (loss)	204,953	322,430

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	37,308,985	1,612,063
Futures transactions	0	55,829
Forward foreign currency contract transactions	0	0

Net realized gains (losses) on investments	37,308,985	1,667,892

Net change in unrealized gains (losses) on:
Unaffiliated securities	(21,222,673)	7,743,939
Futures transactions	0	19,602
Forward foreign currency contract transactions	0	0

Net change in unrealized gains (losses) on investments	(21,222,673)	7,763,541

Net realized and unrealized gains (losses) on investments	16,086,312	9,431,433

Net increase in net assets resulting from operations	$16,291,265	$9,753,863

* Net of foreign withholding taxes of	$241,857	$40,018

The accompanying notes are an integral part of these financial statements.

Statements of Operations—Six Months Ended April 30, 2011 (Unaudited)	Wells Fargo Advantage International Stock Funds	67

Diversified International Fund	Emerging Markets Equity Fund	Global Opportunities Fund	International Equity Fund	Intrinsic World Equity Fund

$5,999,251	$14,134,536	$2,508,773	$6,014,109	$832,076
11,924	142,401	10,852	11,277	1,161
190,540	237,562	73,340	184,850	18,831

6,201,715	14,514,499	2,592,965	6,210,236	852,068

2,168,340	9,010,896	1,714,082	2,601,000	414,225

127,781	431,855	95,227	154,771	25,889
38,677	1,171,700	292,843	280,138	133,429
1,243	39,151	50,121	25,153	NA
1,011	279,424	73,350	39,231	793
NA	NA	NA	4,809	NA
73,115	154,976	30,218	1,755	147
113,714	108,440	92	138,744	6
81,058	NA	NA	NA	NA

37,189	1,122,553	279,392	265,688	128,297
1,195	37,645	48,194	24,186	NA
972	268,677	70,529	37,723	762
NA	NA	NA	4,624	NA
182,786	347,587	71,206	3,325	369
61,170	NA	NA	NA	NA

3,584	112,934	144,581	72,557	NA
2,917	806,031	211,586	113,168	2,287
NA	NA	NA	4,624	NA
121,268	579,926	55,285	110,565	16,870
34,084	16,287	26,933	8,498	23,319
23,935	53,736	27,356	28,814	26,313
45,507	54,988	36,574	15,828	7,736
5,274	17,869	8,661	6,674	6,565
31,509	345,617	110,433	61,718	33,290

3,156,329	14,960,292	3,346,663	4,003,593	820,297
(248,089)	(57,223)	(56,968)	(869,382)	(93,516)

2,908,240	14,903,069	3,289,695	3,134,211	726,781

3,293,475	(388,570)	(696,730)	3,076,025	125,287

23,066,841	40,297,864	34,074,557	56,692,793	(54,978)
0	0	0	33,262	0
305,218	0	(90,618)	330	0

23,372,059	40,297,864	33,983,939	56,726,385	(54,978)

39,149,955	130,341,708	31,521,729	24,409,442	13,896,317
0	0	0	1,437,466	0
(203,872)	0	101,305	(758,107)	0

38,946,083	130,341,708	31,623,034	25,088,801	13,896,317

62,318,142	170,639,572	65,606,973	81,815,186	13,841,339

$65,611,617	$170,251,002	$64,910,243	$84,891,211	$13,966,626

$508,975	$1,491,380	$72,213	$106,196	$42,382

68	Wells Fargo Advantage International Stock Funds	Statements of Changes in Net Assets

	Asia Pacific Fund
	Six Months Ended April 30, 2011 (Unaudited)		Period Ended October 31, 2010[1]		Year Ended September 30, 2010

Operations
Net investment income (loss)		$204,953		$(255,354)			$1,405,890
Net realized gains on investments		37,308,985		9,269,508			14,751,069
Net change in unrealized gains (losses) on investments		(21,222,673)		2,942,160			19,892,099

Net increase in net assets resulting from operations		16,291,265		11,956,314			36,049,058

Distributions to shareholders from
Net investment income
Class A		(179,515)		0			(1,321,981)
Class C		(18,810)		0			(14,818)
Administrator Class		(201,125)		0			0 [2]
Institutional Class		(103)		0			0 [2]
Investor Class		(1,337,248)		0			(4,242,210)

Total distributions to shareholders		(1,736,801)		0			(5,579,009)

	Shares		Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	123,460	1,278,648	143,231	1,427,513	908,879		8,111,351
Class C	19,374	196,006	2,597	25,977	72,216		646,503
Administrator Class	2,659,882	27,179,113	0	0	1,131	[2]	10,000 [2]
Institutional Class	0	0	0	0	1,131	[2]	10,000 [2]
Investor Class	1,482,053	15,348,767	813,261	8,194,118	4,778,485		42,903,086

		44,002,534		9,647,608			51,680,940

Reinvestment of distributions
Class A	17,467	177,817	0	0	147,698		1,308,607
Class C	1,414	14,002	0	0	1,306		11,415
Administrator Class	18,442	187,182	0	0	0	[2]	0 [2]
Institutional Class	10	103	0	0	0	[2]	0 [2]
Investor Class	113,111	1,151,343	0	0	426,220		3,776,305

		1,530,447		0			5,096,327

Payment for shares redeemed
Class A	(2,881,767)	(29,567,963)	(282,241)	(2,843,005)	(4,294,688)		(38,401,391)
Class C	(38,493)	(389,650)	(2,418)	(23,855)	(50,562)		(440,343)
Administrator Class	(656,641)	(6,743,433)	0	0	0	[2]	0 [2]
Investor Class	(5,016,650)	(51,664,967)	(726,137)	(7,316,131)	(12,062,399)		(107,350,261)

		(88,366,013)		(10,182,991)			(146,191,995)

Net decrease in net assets resulting from capital share transactions		(42,833,032)		(535,383)			(89,414,728)

Total increase (decrease) in net assets		(28,278,568)		11,420,931			(58,944,679)

Net assets
Beginning of period		317,485,040		306,064,109			365,008,788

End of period		$289,206,472		$317,485,040			$306,064,109

Undistributed (overdistributed) net investment income (loss)		$(1,227,109)		$304,739			$627,857

1.	For the one month ended October 31, 2010. The Fund changed its fiscal year end from September 30 to October 31, effective October 31, 2010.

2.	Class commenced operations on July 30, 2010.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage International Stock Funds	69

	Disciplined Global Equity Fund
	Six Months Ended April 30, 2011 (Unaudited)		Year Ended October 31, 2010[1]

Operations
Net investment income		$322,430			$628,174
Net realized gains (losses) on investments		1,667,892			(2,869,342)
Net change in unrealized gains (losses) on investments		7,763,541			8,803,578

Net increase in net assets resulting from operations		9,753,863			6,562,410

Distributions to shareholders from
Net investment income
Class A		(630,407)			(857,264)
Class B		NA			(13,484)[2]
Class C		(25,641)			(69,020)
Administrator Class		(22,418)			(19,813)[4]
Institutional Class		(157)			0 [3]

Total distributions to shareholders		(678,623)			(959,581)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	20,716	290,386	212,265		2,469,706
Class B	NA	NA	3,281		37,047 [2]
Class C	4,195	53,446	27,160		294,391
Administrator Class	61,398	859,180	6,714	[4]	83,738 [4]
Institutional Class	46,509	678,053	812	[3]	10,000 [3]

		1,881,065			2,894,882

Reinvestment of distributions
Class A	44,636	592,323	68,661		814,325
Class B	NA	NA	1,060	[2]	11,748 [2]
Class C	1,879	23,005	5,708		62,384
Administrator Class	1,275	17,446	1,198	[4]	14,641 [4]
Institutional Class	11	157	0	[3]	0

		632,931			903,098

Payment for shares redeemed
Class A	(341,526)	(4,674,436)	(644,734)		(7,810,528)
Class B	NA	NA	(217,379)[2]		(2,345,033)[2]
Class C	(52,358)	(656,848)	(148,263)		(1,634,745)
Administrator Class	(10,442)	(148,012)	(15,960)[4]		(202,712)[4]
Institutional Class	(603)	(8,774)	0	[3]	0 [3]

		(5,488,070)			(11,993,018)

Net decrease in net assets resulting from capital share transactions		(2,974,074)			(8,195,038)
Net increase from regulatory settlement (Note 9)		0			2,080,711

Total increase (decrease) in net assets		6,101,166			(511,498)

Net assets
Beginning of period		65,801,077			66,312,575

End of period		$71,902,243			$65,801,077

Undistributed net investment income		$288,634			$644,827

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Global Large Cap Equity Fund which became the accounting and performance survivor in this transaction. The information for the period prior to July 19, 2010 is that of Evergreen Global Large Cap Equity Fund.

2.	Class B shares of the predecessor fund became Class A shares on July 19, 2010.

3.	Class commenced operations on July 30, 2010.

4.	Class I shares of the predecessor fund became Administrator Class shares on July 19, 2010.

The accompanying notes are an integral part of these financial statements.

70	Wells Fargo Advantage International Stock Funds	Statements of Changes in Net Assets

	Diversified International Fund
	Six Months Ended April 30, 2011 (Unaudited)		Period Ended October 31, 2010[1]		Year Ended September 30, 2010

Operations
Net investment income		$3,293,475		$331,866		$5,599,571
Net realized gains on investments		23,372,059		3,096,137		8,190,264
Net change in unrealized gains (losses) on investments		38,946,083		17,829,465		5,936,058

Net increase in net assets resulting from operations		65,611,617		21,257,468		19,725,893

Distributions to shareholders from
Net investment income
Class A		(311,102)		0		(405,812)
Class B		0		0		(12,664)
Class C		(3,178)		0		(6,723)
Administrator Class		(2,469,967)		0		(3,609,906)
Institutional Class		(3,000,704)		0		(1,123,456)
Investor Class		(499,616)		0		(615,428)

Total distributions to shareholders		(6,284,567)		0		(5,773,989)

	Shares		Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	38,016	408,976	2,039	20,635	115,441	1,017,274
Class B	0	0	495	4,758	3,133	28,444
Class C	6,814	68,090	36	340	14,472	129,501
Administrator Class	100,351	1,074,199	12,043	123,433	7,011,434	64,232,585
Institutional Class	22,702,754	246,899,756	211,610	2,168,301	13,163,872	117,799,331
Investor Class	288,208	3,066,596	19,428	199,095	356,882	3,427,956

		251,517,617		2,516,562		186,635,091

Reinvestment of distributions
Class A	28,499	295,248	0	0	41,062	388,860
Class B	0	0	0	0	1,302	11,744
Class C	277	2,687	0	0	622	5,521
Administrator Class	236,741	2,445,535	0	0	218,270	2,060,467
Institutional Class	124,751	1,287,429	0	0	118,932	1,121,530
Investor Class	47,692	492,178	0	0	64,136	605,441

		4,523,077		0		4,193,563

Payment for shares redeemed
Class A	(267,294)	(2,843,988)	(45,034)	(460,915)	(516,873)	(4,856,745)
Class B	(35,690)	(363,987)	(1,463)	(13,980)	(82,911)	(732,976)
Class C	(8,383)	(84,894)	(691)	(6,680)	(16,935)	(148,253)
Administrator Class	(19,461,490)	(212,681,367)	(35,918)	(368,537)	(142,736,780)	(132,845,046)
Institutional Class	(1,300,149)	(13,961,622)	(651,766)	(6,625,683)	(755,188)	(7,174,823)
Investor Class	(474,175)	(5,042,056)	(50,870)	(517,180)	(668,621)	(6,244,180)

		(234,977,914)		(7,992,975)		(152,002,023)

Net increase (decrease) in net assets resulting from capital share transactions		21,062,780		(5,476,413)		38,826,631

Total increase in net assets		80,389,830		15,781,055		52,778,535

Net assets
Beginning of period		481,029,854		465,248,799		412,470,264

End of period		$561,419,684		$481,029,854		$465,248,799

Undistributed net investment income		$3,209,084		$6,200,176		$5,856,470

1.	For the one month ended October 31, 2010. The Fund changed it fiscal year end from September 30 to October 31, effective October 31, 2010.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage International Stock Funds	71

	Emerging Markets Equity Fund
	Six Months Ended April 30, 2011 (Unaudited)		Year Ended October 31, 2010[1]

Operations
Net investment income (loss)		$(388,570)			$1,798,623
Net realized gains on investments		40,297,864			18,842,643
Net change in unrealized gains (losses) on investments		130,341,708			232,626,837

Net increase in net assets resulting from operations		170,251,002			253,268,103

Distributions to shareholders from
Net investment income
Class A		(69,199)			(347,684)
Administrator Class		(281,655)			(563,672)[3]
Institutional Class		(437,476)			0 [2]

Total distributions to shareholders		(788,330)			(911,356)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	12,572,152	284,214,288	18,870,247		360,329,766
Class B	50,848	991,993	114,030		1,897,374
Class C	2,490,206	48,343,170	3,998,877		66,192,554
Administrator Class	9,365,032	220,607,565	8,078,650	[3]	161,864,384 [3]
Institutional Class	6,387,271	151,511,412	8,793,612	[2]	196,182,260 [2]

		705,668,428			786,466,338

Reinvestment of distributions
Class A	2,877	63,964	16,438		305,753
Administrator Class	10,004	232,301	20,117	[3]	390,875 [3]
Institutional Class	8,289	192,648	0	[2]	0 [2]

		488,913			696,628

Payment for shares redeemed
Class A	(7,106,012)	(159,278,879)	(8,409,193)		(158,156,799)
Class B	(273,664)	(5,384,795)	(360,744)		(5,963,771)
Class C	(1,203,213)	(23,346,522)	(1,982,623)		(32,087,876)
Administrator Class	(3,941,366)	(93,607,185)	(8,149,164)[3]		(173,496,329)[3]
Institutional Class	(1,003,888)	(23,763,194)	(64,299)[2]		(1,454,590)[2]

		(305,380,575)			(371,159,365)

Net asset value of shares issued in acquisitions
Class A	0	0	6,401,149		117,055,258
Class B	0	0	178,594		2,845,791
Class C	0	0	120,371		1,903,695
Administrator Class	0	0	954,372	[3]	18,231,179 [3]

		0			140,035,923

Net increase in net assets resulting from capital share transactions		400,776,766			556,039,524

Total increase in net assets		570,239,438			808,396,271

Net assets
Beginning of period		1,491,321,155			682,924,884

End of period		$2,061,560,593			$1,491,321,155

Undistributed (accumulated) net investment income (loss)		$(1,451,001)			$(274,101)

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Emerging Markets Growth Fund and Wells Fargo Advantage Emerging Markets Equity Fund. Evergreen Emerging Markets Growth Fund became the accounting and performance survivor in this transaction. The information for the period prior to July 19, 2010 is that of Evergreen Emerging Markets Growth Fund.

2.	Class commenced operations on July 30, 2010.

3.	Class I shares of the predecessor fund became Administrator Class shares on July 19, 2010.

72	Wells Fargo Advantage International Stock Funds	Statements of Changes in Net Assets

	Global Opportunities Fund
	Six Months Ended April 30, 2011 (Unaudited)		Year Ended October 31, 2010[1]
Operations
Net investment income (loss)		$(696,730)			$274,181
Net realized gains on investments		33,983,939			34,651,215
Net change in unrealized gains (losses) on investments		31,623,034			46,767,894

Net increase in net assets resulting from operations		64,910,243			81,693,290

Distributions to shareholders from
Net investment income
Class A		0			(889,047)
Administrator Class		(68,006)			(270,699)[3]
Institutional Class		(26)			0 [2]

Total distributions to shareholders		(68,032)			(1,159,746)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	845,119	29,856,402	589,326		16,633,004
Class B	22,340	633,523	54,851		1,282,680
Class C	132,072	3,837,118	120,661		2,753,092
Administrator Class	642,813	22,824,554	356,487	[3]	10,390,858 [3]
Institutional Class	34,362	1,294,410	352	[2]	10,000 [2]

		58,446,007			31,069,634

Reinvestment of distributions
Class A	0	0	28,683		740,016
Administrator Class	1,774	62,456	10,170	[3]	269,912 [3]
Institutional Class	1	26	0	[2]	0 [2]

		62,482			1,009,928

Payment for shares redeemed
Class A	(1,142,495)	(39,564,316)	(1,873,988)		(51,686,259)
Class B	(207,397)	(5,900,761)	(316,554)		(7,119,320)
Class C	(216,319)	(6,212,982)	(547,857)		(12,414,766)
Administrator Class	(303,825)	(11,138,048)	(481,341)[3]		(13,778,190)[3]
Institutional Class	(633)	(24,103)	0	[2]	0 [2]

		(62,840,210)			(84,998,535)

Net decrease in net assets resulting from capital share transactions		(4,331,721)			(52,918,973)

Total increase in net assets		60,510,490			27,614,571

Net assets
Beginning of period		349,463,879			321,849,308

End of period		$409,974,369			$349,463,879

Accumulated (overdistributed) net investment income (loss)		$(714,073)			$50,689

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Global Opportunities Fund which became the accounting and performance survivor in this transaction. The information for the period prior to July 19, 2010 is that of Evergreen Global Opportunities Fund.

2.	Class commenced operations on July 30, 2010.

3.	Class I shares of the predecessor fund became Administrator Class shares on July 19, 2010.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage International Stock Funds	73

	International Equity Fund
	Six Months Ended April 30, 2011 (Unaudited)		Year Ended October 31, 2010[1]

Operations
Net investment income		$3,076,025		$8,041,021
Net realized gains on investments		56,726,385		62,425,153
Net change in unrealized gains (losses) on investments		25,088,801		51,836,107

Net increase in net assets resulting from operations		84,891,211		122,302,281

Distributions to shareholders from
Net investment income
Class A		(107,553)		(6,368,446)
Class B		0		(252,686)
Class C		0		(441,262)
Class R		0		(96,363)
Administrator Class		(11,170)		0 [2]
Institutional Class		(1,065,381)		(17,420,403)[3]

Total distributions to shareholders		(1,184,104)		(24,579,160)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	909,753	10,081,915	3,179,605	23,368,652
Class B	5,082	54,268	16,787	129,746
Class C	24,714	265,244	107,451	777,918
Class R	33,653	371,768	293,832	2,297,377
Administrator Class	434,228	4,586,943	1,142 [2]	11,280 [2]
Institutional Class	868,281	9,636,076	7,358,048 [3]	52,344,476 [3]

		24,996,214		78,929,449

Reinvestment of distributions
Class A	8,673	93,847	828,039	5,528,625
Class B	0	0	34,306	225,062
Class C	0	0	54,217	355,760
Class R	0	0	8,495	55,962
Administrator Class	691	7,364	0 [2]	0 [2]
Institutional Class	28,689	309,843	1,248,311 [3]	8,401,276 [3]

		411,054		14,566,685

Payment for shares redeemed
Class A	(3,059,121)	(33,630,530)	(13,157,399)	(99,165,719)
Class B	(389,694)	(4,177,908)	(824,060)	(5,894,008)
Class C	(354,786)	(3,827,456)	(1,621,044)	(12,046,511)
Class R	(97,049)	(1,029,054)	(317,968)	(2,644,362)
Administrator Class	(61,330)	(667,611)	(22)[2]	(200)[2]
Institutional Class	(8,084,791)	(88,790,103)	(57,993,602)[3]	(419,896,142)[3]

		(132,122,662)		(539,646,942)

Net asset value of shares issued in acquisition
Class A	0	0	0	2,399,642
Class B	0	0	0	699,581
Class C	0	0	0	280,009
Administrator Class	0	0	0	66,179

		0		3,445,411

Net decrease in net assets resulting from capital share transactions		(106,715,394)		(442,705,397)

Total decrease in net assets		(23,008,287)		(344,982,276)

Net assets
Beginning of period		644,339,095		989,321,371

End of period		$621,330,808		$644,339,095

Undistributed net investment income		$2,988,341		$1,096,420

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen International Equity Fund which became the accounting and performance survivor in the transaction. The information for the period prior to July 19, 2010 is that of Evergreen International Equity Fund.

2.	Class commenced operations on July 16, 2010.

3.	Class I shares of the predecessor fund became Institutional Class shares on July 19, 2010.

The accompanying notes are an integral part of these financial statements.

74	Wells Fargo Advantage International Stock Funds	Statements of Changes in Net Assets

	Intrinsic World Equity Fund
	Six Months Ended April 30, 2011 (Unaudited)		Year Ended October 31, 2010[1]

Operations
Net investment income		$125,287			$760,511
Net realized losses on investments		(54,978)			(1,312,960)
Net change in unrealized gains (losses) on investments		13,896,317			14,251,008

Net increase in net assets resulting from operations		13,966,626			13,698,559

Distributions to shareholders from
Net investment income
Class A		(725,935)			(877,846)
Class B		NA			(631)[2]
Class C		(373)			(1,414)
Administrator Class		(2,809)			(1,852)[4]
Institutional Class		(111)			0 [3]

Total distributions to shareholders		(729,228)			(881,743)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	45,266	730,792	155,259		2,168,313
Class B	NA	NA	5,253	[2]	71,708 [2]
Class C	46	687	23,175		321,754
Administrator Class	11,773	180,036	1,147	[4]	16,075 [4]
Institutional Class	323	5,326	725	[3]	10,000 [3]

		916,841			2,587,850

Reinvestment of distributions
Class A	45,264	697,063	62,022		851,565
Class B	NA	NA	45	[2]	609²
Class C	19	292	93		1,257
Administrator Class	178	2,730	135	[4]	1,847 [4]
Institutional Class	7	111	0	[3]	0 [3]

		700,196			855,278

Payment for shares redeemed
Class A	(584,072)	(9,339,913)	(1,384,199)		(19,300,751)
Class B	NA	NA	(21,760)[2]		(288,194)[2]
Class C	(4,083)	(65,187)	(16,153)		(212,500)
Administrator Class	(2,304)	(36,671)	(3,915)[4]		(52,386)[4]

		(9,441,771)			(19,853,831)

Net decrease in net assets resulting from capital share transactions		(7,824,734)			(16,410,703)

Total increase (decrease) in net assets		5,412,664			(3,593,887)

Net assets
Beginning of period		101,202,804			104,796,691

End of period		$106,615,468			$101,202,804

Undistributed net investment income		$125,102			$729,043

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Intrinsic World Equity Fund which became the accounting and performance survivor in the transaction. The information for the period prior to July 19, 2010 is that of Evergreen Intrinsic World Equity Fund.

2.	Class B shares of the predecessor fund became Class A shares on July 19, 2010.

3.	Class commenced operations on July 30, 2010.

4.	Class I shares of the predecessor fund became Administrator Class shares on July 19, 2010.

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

76	Wells Fargo Advantage International Stock Funds	Financial Highlights (Unaudited)

	Beginning Net Asset Value Per Share	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Distributions from Net Investment Income

Asia Pacific Fund
Class A
November 1, 2010 to April 30, 2011 (Unaudited)	$10.15	0.01	[2]	0.56	(0.04)
October 1, 2010 to October 31, 2010[4]	$9.77	(0.01)[2]		0.39	0.00
October 1, 2009 to September 30, 2010	$8.82	0.04	[2]	1.05	(0.14)
October 1, 2008 to September 30, 2009	$8.14	0.11	[2]	0.59	(0.02)
October 1, 2007 to September 30, 2008	$15.83	0.09	[2]	(5.20)	0.00
July 31, 2007[3] to September 30, 2007	$14.75	0.01		1.07	0.00
Class C
November 1, 2010 to April 30, 2011 (Unaudited)	$9.96	(0.03)[2]		0.55	(0.13)
October 1, 2010 to October 31, 2010[4]	$9.59	(0.01)[2]		0.38	0.00
October 1, 2009 to September 30, 2010	$8.67	(0.01)[2]		1.03	(0.10)
October 1, 2008 to September 30, 2009	$8.05	0.05	[2]	0.57	0.00
October 1, 2007 to September 30, 2008	$15.81	0.04	[2]	(5.22)	0.00
July 31, 2007[3] to September 30, 2007	$14.75	0.00		1.06	0.00
Administrator Class
November 1, 2010 to April 30, 2011 (Unaudited)	$10.15	0.02	[2]	0.56	(0.09)
October 1, 2010 to October 31, 2010[4]	$9.77	(0.00)[2]		0.38	0.00
July 30, 2010[3] to September 30, 2010	$8.84	0.03	[2]	0.90	0.00
Institutional Class
November 1, 2010 to April 30, 2011 (Unaudited)	$10.15	0.03		0.56	(0.09)
October 1, 2010 to October 31, 2010[4]	$9.77	(0.01)[2]		0.39	0.00
July 30, 2010[3] to September 30, 2010	$8.84	0.03	[2]	0.90	0.00
Investor Class
November 1, 2010 to April 30, 2011 (Unaudited)	$10.14	0.01	[2]	0.57	(0.06)
October 1, 2010 to October 31, 2010[4]	$9.76	(0.01)[2]		0.39	0.00
October 1, 2009 to September 30, 2010	$8.81	0.04	[2]	1.05	(0.14)
October 1, 2008 to September 30, 2009	$8.12	0.09	[2]	0.60	0.00
October 1, 2007 to September 30, 2008	$15.82	0.06	[2]	(5.18)	0.00
October 1, 2006 to September 30, 2007	$12.56	0.05		4.97	(0.03)
October 1, 2005 to September 30, 2006	$11.53	0.07		2.02	(0.06)

Disciplined Global Equity Fund[10]
Class A
November 1, 2010 to April 30, 2011 (Unaudited)	$13.02	0.07	[2]	1.92	(0.15)
November 1, 2009 to October 31, 2010	$11.57	0.13	[2]	1.12	(0.18)
November 1, 2008 to October 31, 2009	$10.44	0.16	[2]	1.43	(0.19)
November 1, 2007 to October 31, 2008	$21.46	0.21		(8.15)	(0.21)
November 1, 2006 to October 31, 2007	$19.18	0.19	[2]	3.57	(0.13)
November 1, 2005 to October 31, 2006	$16.07	0.13	[2]	3.10	(0.12)
Class C
November 1, 2010 to April 30, 2011 (Unaudited)	$11.92	0.02	[2]	1.76	(0.04)
November 1, 2009 to October 31, 2010	$10.61	0.04	[2]	0.98	(0.09)
November 1, 2008 to October 31, 2009	$9.54	0.08	[2]	1.32	(0.06)
November 1, 2007 to October 31, 2008	$19.87	0.10		(7.49)	(0.07)
November 1, 2006 to October 31, 2007	$17.86	0.05	[2]	3.31	0.00
November 1, 2005 to October 31, 2006	$14.96	0.00	[2]	2.90	0.00
Administrator Class
November 1, 2010 to April 30, 2011 (Unaudited)	$13.45	0.09	[2]	1.98	(0.19)
November 1, 2009 to October 31, 2010	$11.95	0.16	[2]	1.18	(0.22)
November 1, 2008 to October 31, 2009	$10.78	0.19	[2]	1.49	(0.24)
November 1, 2007 to October 31, 2008	$22.09	0.27	[2]	(8.44)	(0.27)
November 1, 2006 to October 31, 2007	$19.70	0.26	[2]	3.67	(0.19)
November 1, 2005 to October 31, 2006	$16.51	0.18	[2]	3.19	(0.18)

Please see footnotes on p. 84

The accompanying notes are an integral part of these financial statements.

Financial Highlights (Unaudited)	Wells Fargo Advantage International Stock Funds	77

Distributions from Net Realized Gains	Regulatory Settlement Proceeds	Ending Net Asset Value Per Share	Ratio to Average Net Assets (Annualized)			Total Return[1]	Portfolio Turnover Rate	Net Assets at End of Period (000’s omitted)
			Net Investment Income (Loss)	Gross Expenses	Net Expenses

0.00	0.00	$10.68	0.11%	1.77%	1.60%	5.59%	113%	$37,791
0.00	0.00	$10.15	(0.91)%	1.90%	1.60%	3.89%	11%	$63,741
0.00	0.00	$9.77	0.49%	1.90%	1.59%	12.58%	137%	$62,700
0.00	0.00	$8.82	1.56%	2.03%	1.60%	8.64%	185%	$85,156
(2.58)	0.00	$8.14	0.77%	1.99%	1.60%	(38.53)%	187%	$43,946
0.00	0.00	$15.83	0.93%	1.91%	1.50%	7.32%	184%	$431

0.00	0.00	$10.35	(0.59)%	2.52%	2.35%	5.16%	113%	$1,383
0.00	0.00	$9.96	(1.66)%	2.65%	2.35%	3.86%	11%	$1,507
0.00	0.00	$9.59	(0.13)%	2.65%	2.34%	11.84%	137%	$1,450
0.00	0.00	$8.67	0.73%	2.79%	2.35%	7.70%	185%	$1,112
(2.58)	0.00	$8.05	0.36%	2.71%	2.35%	(39.10)%	187%	$939
0.00	0.00	$15.81	0.08%	2.64%	2.25%	7.19%	184%	$44

0.00	0.00	$10.64	0.46%	1.56%	1.40%	5.73%	113%	$21,532
0.00	0.00	$10.15	(0.70)%	1.74%	1.40%	3.89%	11%	$11
0.00	0.00	$9.77	1.98%	1.80%	1.40%	10.52%	137%	$11

0.00	0.00	$10.65	0.56%	1.34%	1.25%	5.77%	113%	$12
0.00	0.00	$10.15	(0.57)%	1.47%	1.25%	3.89%	11%	$11
0.00	0.00	$9.77	2.11%	1.47%	1.25%	10.52%	137%	$11

0.00	0.00	$10.66	0.12%	1.84%	1.65%	5.62%	113%	$228,488
0.00	0.00	$10.14	(0.96)%	1.97%	1.65%	3.89%	11%	$252,214
0.00	0.00	$9.76	0.41%	1.99%	1.64%	12.51%	137%	$241,892
0.00	0.00	$8.81	1.36%	2.14%	1.65%	8.53%	185%	$278,741
(2.58)	0.00	$8.12	0.52%	2.01%	1.65%	(38.63)%	187%	$326,929
(1.73)	0.00	$15.82	0.34%	1.95%	1.65%	44.31%	184%	$583,810
(1.00)	0.00	$12.56	0.65%	1.96%	1.65%	19.38%	167%	$373,744

0.00	0.00	$14.86	1.03%	1.56%	1.40%	15.41%	24%	$60,828
0.00	0.38	$13.02	1.06%	1.92%	1.55%	14.27%[12]	58%	$56,894
(0.27)	0.00	$11.57	1.67%	2.10%	1.61%	16.38%	25%	$54,794
(2.87)	0.00	$10.44	1.45%	1.85%	1.61%	(42.61)%	25%	$53,600
(1.35)	0.00	$21.46	0.97%	1.82%	1.64%	20.89%	43%	$110,031
0.00	0.00	$19.18	0.73%	1.92%	1.83%	20.23%	43%	$100,122

0.00	0.00	$13.66	0.28%	2.31%	2.15%	14.98%	24%	$8,270
0.00	0.38	$11.92	0.32%	2.68%	2.31%	13.29%[12]	58%	$7,769
(0.27)	0.00	$10.61	0.93%	2.85%	2.36%	15.63%	25%	$8,134
(2.87)	0.00	$9.54	0.69%	2.58%	2.36%	(43.05)%	25%	$8,478
(1.35)	0.00	$19.87	0.25%	2.52%	2.36%	20.04%	43%	$17,676
0.00	0.00	$17.86	0.01%	2.62%	2.53%	19.39%	43%	$17,484

0.00	0.00	$15.33	1.28%	1.39%	1.15%	15.52%	24%	$2,087
0.00	0.38	$13.45	0.33%	1.70%	1.30%	14.54%[12]	58%	$1,128
(0.27)	0.00	$11.95	1.90%	1.85%	1.36%	16.69%	25%	$1,099
(2.87)	0.00	$10.78	1.66%	1.58%	1.36%	(42.49)%	25%	$1,097
(1.35)	0.00	$22.09	1.27%	1.52%	1.36%	21.26%	43%	$2,897
0.00	0.00	$19.70	1.02%	1.62%	1.53%	20.57%	43%	$3,112

78	Wells Fargo Advantage International Stock Funds	Financial Highlights (Unaudited)

	Beginning Net Asset Value Per Share	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Distributions from Net Investment Income

Disciplined Global Equity Fund[10] (continued)
Institutional Class (Unaudited)
November 1, 2010 to April 30, 2011	$13.46	0.14	[2]	1.94	(0.19)
July 30, 2010[3] to October 31, 2010	$12.32	0.04	[2]	1.10	0.00

Diversified International Fund
Class A
November 1, 2010 to April 30, 2011 (Unaudited)	$10.29	0.05		1.29	(0.11)
October 1, 2010 to October 31, 2010[4]	$9.84	0.00	[2]	0.45	0.00
October 1, 2009 to September 30, 2010	$9.62	0.09	[2]	0.26	(0.13)
October 1, 2008 to September 30, 2009	$11.68	0.14	[2]	(0.69)	(0.23)
October 1, 2007 to September 30, 2008	$19.49	0.31	[2]	(5.91)	(0.23)
October 1, 2006 to September 30, 2007	$15.91	0.24	[2]	3.51	(0.17)
October 1, 2005 to September 30, 2006	$13.69	0.17	[2]	2.20	(0.15)
Class B
November 1, 2010 to April 30, 2011 (Unaudited)	$9.74	0.01	[2]	1.23	0.00
October 1, 2010 to October 31, 2010[4]	$9.32	0.00	[2]	0.42	0.00
October 1, 2009 to September 30, 2010	$9.12	(0.05)[2]		0.32	(0.07)
October 1, 2008 to September 30, 2009	$11.07	0.07	[2]	(0.64)	(0.10)
October 1, 2007 to September 30, 2008	$18.52	0.16	[2]	(5.58)	(0.05)
October 1, 2006 to September 30, 2007	$15.13	0.07	[2]	3.36	(0.04)
October 1, 2005 to September 30, 2006	$13.03	0.07	[2]	2.08	(0.05)
Class C
November 1, 2010 to April 30, 2011 (Unaudited)	$9.59	0.01	[2]	1.20	(0.04)
October 1, 2010 to October 31, 2010[4]	$9.17	0.00	[2]	0.42	0.00
October 1, 2009 to September 30, 2010	$8.98	0.02	[2]	0.25	(0.08)
October 1, 2008 to September 30, 2009	$10.98	0.07	[2]	(0.65)	(0.14)
October 1, 2007 to September 30, 2008	$18.46	0.17	[2]	(5.56)	(0.11)
October 1, 2006 to September 30, 2007	$15.10	0.09	[2]	3.34	(0.07)
October 1, 2005 to September 30, 2006	$13.00	0.07	[2]	2.09	(0.06)
Administrator Class
November 1, 2010 to April 30, 2011 (Unaudited)	$10.28	0.02	[2]	1.33	(0.13)
October 1, 2010 to October 31, 2010[4]	$9.83	0.00	[2]	0.45	0.00
October 1, 2009 to September 30, 2010	$9.59	0.12	[2]	0.26	(0.14)
October 1, 2008 to September 30, 2009	$11.67	0.16	[2]	(0.65)	(0.26)
October 1, 2007 to September 30, 2008	$19.48	0.31	[2]	(5.87)	(0.27)
October 1, 2006 to September 30, 2007	$15.90	0.26	[2]	3.53	(0.21)
October 1, 2005 to September 30, 2006	$13.69	0.23	[2]	2.17	(0.19)
Institutional Class
November 1, 2010 to April 30, 2011 (Unaudited)	$10.29	0.11		1.25	(0.15)
October 1, 2010 to October 31, 2010[4]	$9.84	0.00	[2]	0.45	0.00
October 1, 2009 to September 30, 2010	$9.60	0.15	[2]	0.24	(0.15)
October 1, 2008 to September 30, 2009	$11.69	0.18	[2]	(0.70)	(0.29)
October 1, 2007 to September 30, 2008	$19.50	0.38	[2]	(5.90)	(0.31)
October 1, 2006 to September 30, 2007	$15.91	0.45	[2]	3.37	(0.23)
August 31, 2006[3] to September 30, 2006	$15.84	0.02	[2]	0.05	0.00
Investor Class
November 1, 2010 to April 30, 2011 (Unaudited)	$10.26	0.05	[2]	1.28	(0.11)
October 1, 2010 to October 31, 2010[4]	$9.81	0.00	[2]	0.45	0.00
October 1, 2009 to September 30, 2010	$9.58	0.11	[2]	0.24	(0.12)
October 1, 2008 to September 30, 2009	$11.68	0.14	[2]	0.70	(0.26)
July 18, 2008[3] to September 30, 2008	$14.27	0.04	[2]	(2.63)	0.00

Please see footnotes on p. 84

The accompanying notes are an integral part of these financial statements.

Financial Highlights (Unaudited)	Wells Fargo Advantage International Stock Funds	79

Distributions from Net Realized Gains	Ending Net Asset Value Per Share	Ratio to Average Net Assets (Annualized)			Total Return[1]	Portfolio Turnover Rate	Net Assets at End of Period (000’s omitted)
		Net Investment Income (Loss)	Gross Expenses	Net Expenses

0.00	$15.35	1.95%	1.07%	0.95%	15.65%	24%	$717
0.00	$13.46	1.31%	1.28%	0.96%	9.25%	58%	$11

0.00	$11.52	0.98%	1.51%	1.41%	13.15%	27%	$31,050
0.00	$10.29	0.59%	1.54%	1.41%	4.57%	5%	$29,804
0.00	$9.84	0.99%	1.64%	1.38%	3.64%	64%	$28,926
(1.28)	$9.62	1.76%	1.76%	1.41%	(0.78)%	123%	$31,742
(1.98)	$11.68	1.93%	1.67%	1.48%	(32.12)%	62%	$37,819
0.00	$19.49	1.32%	1.70%	1.50%	23.68%	49%	$62,693
0.00	$15.91	1.16%	1.67%	1.50%	17.50%	44%	$52,243

0.00	$10.98	0.11%	2.26%	2.16%	12.63%	27%	$830
0.00	$9.74	(0.16)%	2.28%	2.16%	4.51%	5%	$1,084
0.00	$9.32	(0.59)%	2.39%	2.13%	3.00%	64%	$1,046
(1.28)	$9.12	0.93%	2.51%	2.16%	(1.50)%	123%	$1,739
(1.98)	$11.07	1.03%	2.43%	2.23%	(32.61)%	62%	$3,213
0.00	$18.52	0.39%	2.45%	2.25%	22.73%	49%	$9,579
0.00	$15.13	0.49%	2.42%	2.25%	16.57%	44%	$15,385

0.00	$10.76	0.24%	2.26%	2.16%	12.67%	27%	$821
0.00	$9.59	(0.16)%	2.28%	2.16%	4.58%	5%	$744
0.00	$9.17	0.20%	2.39%	2.12%	3.07%	64%	$718
(1.28)	$8.98	0.92%	2.51%	2.16%	(1.47)%	123%	$719
(1.98)	$10.98	1.11%	2.42%	2.23%	(32.64)%	62%	$995
0.00	$18.46	0.54%	2.45%	2.25%	22.76%	49%	$1,961
0.00	$15.10	0.49%	2.42%	2.25%	16.65%	44%	$1,652

0.00	$11.50	0.38%	1.37%	1.25%	13.23%	27%	$6,303
0.00	$10.28	0.75%	1.38%	1.25%	4.58%	5%	$202,247
0.00	$9.83	1.31%	1.46%	1.22%	3.87%	64%	$193,626
(1.28)	$9.59	2.02%	1.58%	1.25%	(0.66)%	123%	$261,004
(1.98)	$11.67	1.92%	1.50%	1.25%	(31.98)%	62%	$293,831
0.00	$19.48	1.48%	1.52%	1.25%	24.00%	49%	$689,808
0.00	$15.90	1.52%	1.49%	1.25%	17.74%	44%	$698,778

0.00	$11.50	1.86%	1.07%	0.99%	13.36%	27%	$470,188
0.00	$10.29	1.00%	1.11%	0.99%	4.57%	5%	$199,081
0.00	$9.84	1.63%	1.19%	0.96%	4.13%	64%	$194,651
(1.28)	$9.60	2.30%	1.31%	0.99%	(0.41)%	123%	$69,698
(1.98)	$11.69	2.46%	1.23%	1.04%	(31.79)%	62%	$59,620
0.00	$19.50	2.43%	1.22%	1.05%	24.22%	49%	$69,756
0.00	$15.91	1.77%	1.29%	0.89%	0.44%	44%	$10

0.00	$11.48	0.94%	1.58%	1.46%	13.05%	27%	$52,227
0.00	$10.26	0.54%	1.61%	1.46%	4.59%	5%	$48,070
0.00	$9.81	1.18%	1.73%	1.43%	3.74%	64%	$46,282
(1.28)	$9.58	1.75%	1.87%	1.46%	(0.82)%	123%	$47,569
0.00	$11.68	1.60%	1.85%	1.46%	(18.15)%	62%	$47,062

80	Wells Fargo Advantage International Stock Funds	Financial Highlights (Unaudited)

	Beginning Net Asset Value Per Share	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Distributions from Net Investment Income

Emerging Markets Equity Fund[5]
Class A
November 1, 2010 to April 30, 2011 (Unaudited)	$21.65	(0.01)[2]	2.18	(0.00)[13]
November 1, 2009 to October 31, 2010	$16.99	0.04 [2]	4.63	(0.01)
November 1, 2008 to October 31, 2009	$12.90	0.04 [2]	5.98	(0.12)
November 1, 2007 to October 31, 2008	$30.53	0.16	(14.22)	(0.15)
November 1, 2006 to October 31, 2007	$21.97	0.19	12.04	(0.17)
November 1, 2005 to October 31, 2006	$16.48	0.14 [2]	7.01	(0.13)
Class B
November 1, 2010 to April 30, 2011 (Unaudited)	$18.82	(0.09)[2]	1.90	0.00
November 1, 2009 to October 31, 2010	$14.87	(0.09)[2]	4.04	0.00
November 1, 2008 to October 31, 2009	$11.51	(0.03)	5.20	0.00
November 1, 2007 to October 31, 2008	$27.69	(0.01)	(12.74)	(0.01)
November 1, 2006 to October 31, 2007	$20.34	(0.01)[2]	11.00	(0.14)
November 1, 2005 to October 31, 2006	$15.38	0.01 [2]	6.51	(0.03)
Class C
November 1, 2010 to April 30, 2011 (Unaudited)	$18.68	(0.08)[2]	1.88	0.00
November 1, 2009 to October 31, 2010	$14.77	(0.08)[2]	3.95	0.00
November 1, 2008 to October 31, 2009	$11.44	(0.05)	5.19	0.00
November 1, 2007 to October 31, 2008	$27.57	(0.02)	(12.66)	(0.03)
November 1, 2006 to October 31, 2007	$20.27	0.00 [2]	10.94	(0.14)
November 1, 2005 to October 31, 2006	$15.35	0.01 [2]	6.49	(0.05)
Administrator Class
November 1, 2010 to April 30, 2011 (Unaudited)	$22.63	0.02 [2]	2.27	(0.02)
November 1, 2009 to October 31, 2010	$17.75	0.09 [2]	4.83	(0.04)
November 1, 2008 to October 31, 2009	$13.42	0.08	6.25	(0.19)
November 1, 2007 to October 31, 2008	$31.59	0.22	(14.77)	0.20
November 1, 2006 to October 31, 2007	$22.59	0.20	12.48	(0.18)
November 1, 2005 to October 31, 2006	$16.90	0.19	7.22	(0.19)
Institutional Class
November 1, 2010 to April 30, 2011 (Unaudited)	$22.66	0.05 [2]	2.28	(0.05)
July 30, 2010[3] to October 31, 2010	$20.11	0.00 [2]	2.55	0.00

Global Opportunities Fund[6]
Class A
November 1, 2010 to April 30, 2011 (Unaudited)	$31.91	(0.04)[2]	6.05	0.00
November 1, 2009 to October 31, 2010	$24.96	0.07 [2]	6.99	(0.11)
November 1, 2008 to October 31, 2009	$21.20	0.10 [2]	3.74	(0.08)
November 1, 2007 to October 31, 2008	$40.22	0.04 [2]	(16.97)	0.00
November 1, 2006 to October 31, 2007	$32.61	(0.03)[2]	10.16	(0.04)
November 1, 2005 to October 31, 2006	$27.86	(0.02)[2]	7.02	0.00
Class B
November 1, 2010 to April 30, 2011 (Unaudited)	$25.92	(0.14)[2]	4.91	0.00
November 1, 2009 to October 31, 2010	$20.33	(0.11)[2]	5.70	0.00
November 1, 2008 to October 31, 2009	$17.34	(0.05)[2]	3.04	0.00
November 1, 2007 to October 31, 2008	$33.54	(0.16)[2]	(13.95)	0.00
November 1, 2006 to October 31, 2007	$27.73	(0.24)	8.53	0.00
November 1, 2005 to October 31, 2006	$24.16	(0.20)[2]	6.02	0.00
Class C
November 1, 2010 to April 30, 2011 (Unaudited)	$26.05	(0.14)[2]	4.94	0.00
November 1, 2009 to October 31, 2010	$20.44	(0.11)[2]	5.72	0.00
November 1, 2008 to October 31, 2009	$17.44	(0.05)[2]	3.05	0.00
November 1, 2007 to October 31, 2008	$33.72	(0.16)[2]	(14.03)	0.00
November 1, 2006 to October 31, 2007	$27.86	(0.24)[2]	8.58	0.00
November 1, 2005 to October 31, 2006	$24.27	(0.19)[2]	6.03	0.00

Please see footnotes on p. 84

The accompanying notes are an integral part of these financial statements.

Financial Highlights (Unaudited)	Wells Fargo Advantage International Stock Funds	81

Distributions from Net Realized Gains	Ending Net Asset Value Per Share	Ratio to Average Net Assets (Annualized)			Total Return[1]	Portfolio Turnover Rate	Net Assets at End of Period (000’s omitted)
		Net Investment Income (Loss)	Gross Expenses	Net Expenses

0.00	$23.82	(0.08)%	1.73%	1.73%	10.03%	4%	$1,033,103
0.00	$21.65	0.27%	1.91%	1.89%	27.51%	6%	$820,716
(1.81)	$16.99	0.29%	2.04%	2.03%	57.88%	23%	$357,354
(3.42)	$12.90	0.69%	1.88%	1.84%	(51.64)%	39%	$128,714
(3.50)	$30.53	0.72%	1.90%	1.87%	63.88%	58%	$305,698
(1.53)	$21.97	0.72%	2.06%	2.02%	47.34%	96%	$102,687

0.00	$20.63	(0.90)%	2.48%	2.48%	9.62%	4%	$29,368
0.00	$18.82	(0.54)%	2.66%	2.64%	26.56%	6%	$30,989
(1.81)	$14.87	(0.43)%	2.80%	2.79%	56.75%	23%	$25,499
(3.42)	$11.51	(0.08)%	2.61%	2.59%	(51.99)%	39%	$17,949
(3.50)	$27.69	(0.05)%	2.61%	2.60%	62.68%	58%	$42,477
(1.53)	$20.34	0.06%	2.76%	2.72%	46.29%	96%	$18,243

0.00	$20.48	(0.83)%	2.48%	2.48%	9.64%	4%	$238,221
0.00	$18.68	(0.50)%	2.66%	2.64%	26.47%	6%	$193,300
(1.81)	$14.77	(0.46)%	2.79%	2.78%	56.84%	23%	$121,216
(3.42)	$11.44	(0.07)%	2.61%	2.59%	(52.01)%	39%	$56,839
(3.50)	$27.57	0.01%	2.60%	2.59%	62.64%	58%	$134,342
(1.53)	$20.27	0.04%	2.76%	2.72%	46.29%	96%	$44,439

0.00	$24.90	0.20%	1.54%	1.54%	10.13%	4%	$408,680
0.00	$22.63	0.50%	1.69%	1.65%	27.78%	6%	$248,493
(1.81)	$17.75	0.54%	1.80%	1.79%	58.34%	23%	$178,856
(3.42)	$13.42	0.89%	1.61%	1.59%	(51.51)%	39%	$141,996
(3.50)	$31.59	0.84%	1.62%	1.61%	64.23%	58%	$364,958
1.53	$22.59	0.95%	1.75%	1.71%	47.81%	96%	$313,391

0.00	$24.94	0.50%	1.29%	1.25%	10.28%	4%	$352,189
0.00	$22.66	0.02%	1.48%	1.30%	12.68%	6%	$197,823

0.00	$37.92	(0.21)%	1.60%	1.57%	18.83%	29%	$241,526
0.00	$31.91	0.25%	1.66%	1.63%	28.41%	104%	$212,729
0.00	$24.96	0.45%	1.72%	1.72%	18.22%	170%	$197,721
(2.09)	$21.20	0.13%	1.54%	1.52%	(44.14)%	161%	$214,883
(2.48)	$40.22	(0.08)%	1.55%	1.53%	33.21%	71%	$474,252
(2.25)	$32.61	(0.05)%	1.67%	1.67%	26.78%	103%	$259,898

0.00	$30.69	(0.96)%	2.35%	2.32%	18.36%	29%	$39,022
0.00	$25.92	(0.49)%	2.41%	2.38%	27.43%	104%	$37,752
0.00	$20.33	(0.30)%	2.47%	2.47%	17.30%	170%	$34,934
(2.09)	$17.34	(0.62)%	2.27%	2.27%	(44.54)%	161%	$39,980
(2.48)	$33.54	(0.82)%	2.25%	2.25%	32.28%	71%	$87,408
(2.25)	$27.73	(0.75)%	2.36%	2.36%	25.92%	103%	$53,681

0.00	$30.85	(0.96)%	2.35%	2.32%	18.38%	29%	$60,012
0.00	$26.05	(0.50)%	2.41%	2.38%	27.43%	104%	$52,866
0.00	$20.44	(0.30)%	2.47%	2.47%	17.33%	170%	$50,218
(2.09)	$17.44	(0.61)%	2.27%	2.27%	(44.56)%	161%	$59,382
(2.48)	$33.72	(0.81)%	2.25%	2.25%	32.28%	71%	$124,831
(2.25)	$27.86	(0.73)%	2.37%	2.37%	25.88%	103%	$61,777

82	Wells Fargo Advantage International Stock Funds	Financial Highlights (Unaudited)

	Beginning Net Asset Value Per Share	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Distributions from Net Investment Income

Global Opportunities Fund[6] (continued)
Administrator Class
November 1, 2010 to April 30, 2011 (Unaudited)	$32.92	(0.01)[2]		6.23	(0.04)
November 1, 2009 to October 31, 2010	$25.73	0.14	[2]	7.23	(0.18)
November 1, 2008 to October 31, 2009	$21.91	0.16		3.85	(0.19)
November 1, 2007 to October 31, 2008	$41.42	0.15	[2]	(17.57)	0.00
November 1, 2006 to October 31, 2007	$33.46	0.07	[2]	10.49	(0.12)
November 1, 2005 to October 31, 2006	$28.46	0.09	[2]	7.16	0.00
Institutional Class
November 1, 2010 to April 30, 2011 (Unaudited)	$32.94	0.03	[2]	6.24	(0.07)
July 30, 2010[3] to October 31, 2010	$28.37	0.04	[2]	4.53	0.00

International Equity Fund[7]
Class A
November 1, 2010 to April 30, 2011 (Unaudited)	$10.41	0.05		1.47	(0.01)
November 1, 2009 to October 31, 2010	$9.14	0.09	[2]	1.42	(0.24)
November 1, 2008 to October 31, 2009	$8.54	0.17		0.69	(0.26)
November 1, 2007 to October 31, 2008	$17.72	0.31	[2]	(7.50)	(0.36)
November 1, 2006 to October 31, 2007	$15.51	0.24		3.79	(0.43)
November 1, 2005 to October 31, 2006	$13.42	0.32	[2]	2.68	(0.33)
Class B
November 1, 2010 to April 30, 2011 (Unaudited)	$10.12	0.01	[2]	1.42	0.00
November 1, 2009 to October 31, 2010	$8.81	0.01	[2]	1.41	(0.11)
November 1, 2008 to October 31, 2009	$8.18	0.11	[2]	0.66	(0.14)
November 1, 2007 to October 31, 2008	$17.02	0.21	[2]	(7.20)	(0.23)
November 1, 2006 to October 31, 2007	$14.95	0.15	[2]	3.62	(0.32)
November 1, 2005 to October 31, 2006	$12.96	0.22	[2]	2.58	(0.23)
Class C
November 1, 2010 to April 30, 2011 (Unaudited)	$10.24	0.01	[2]	1.45	0.00
November 1, 2009 to October 31, 2010	$8.93	0.01	[2]	1.41	(0.11)
November 1, 2008 to October 31, 2009	$8.27	0.07	[2]	0.72	(0.13)
November 1, 2007 to October 31, 2008	$17.22	0.21	[2]	(7.27)	(0.25)
November 1, 2006 to October 31, 2007	$15.14	0.15	[2]	3.67	(0.34)
November 1, 2005 to October 31, 2006	$13.14	0.22	[2]	2.61	(0.24)
Class R
November 1, 2010 to April 30, 2011 (Unaudited)	$10.40	0.04	[2]	1.46	0.00
November 1, 2009 to October 31, 2010	$9.13	0.06	[2]	1.42	(0.21)
November 1, 2008 to October 31, 2009	$8.51	0.14		0.71	(0.23)
November 1, 2007 to October 31, 2008	$17.70	0.27	[2]	(7.46)	(0.35)
November 1, 2006 to October 31, 2007	$15.55	0.21		3.77	(0.42)
November 1, 2005 to October 31, 2006	$13.50	0.30	[2]	2.68	(0.34)
Administrator Class
November 1, 2010 to April 30, 2011 (Unaudited)	$10.28	0.03		1.46	(0.03)
July 16, 2010[3] to October 31, 2010	$8.82	0.01		1.45	0.00
Institutional Class
November 1, 2010 to April 30, 2011 (Unaudited)	$10.42	0.08		1.45	(0.03)
November 1, 2009 to October 31, 2010	$9.17	0.11	[2]	1.43	(0.29)
November 1, 2008 to October 31, 2009	$8.59	0.21		0.67	(0.30)
November 1, 2007 to October 31, 2008	$17.82	0.32	[2]	(7.52)	(0.41)
November 1, 2006 to October 31, 2007	$15.57	0.32		3.78	(0.47)
November 1, 2005 to October 31, 2006	$13.47	0.36		2.68	(0.36)

Please see footnotes on p. 84

The accompanying notes are an integral part of these financial statements.

Financial Highlights (Unaudited)	Wells Fargo Advantage International Stock Funds	83

Distributions from Net Realized Gains	Ending Net Asset Value Per Share	Ratio to Average Net Assets (Annualized)			Total Return[1]	Portfolio Turnover Rate	Net Assets at End of Period (000’s omitted)
		Net Investment Income (Loss)	Gross Expenses	Net Expenses

0.00	$39.10	(0.03)%	1.43%	1.39%	18.94%	29%	$68,080
0.00	$32.92	0.49%	1.43%	1.40%	28.77%	104%	$46,106
0.00	$25.73	0.69%	1.47%	1.47%	18.45%	170%	$38,977
(2.09)	$21.91	0.46%	1.28%	1.28%	(43.98)%	161%	$36,027
(2.48)	$41.42	0.20%	1.25%	1.25%	33.57%	71%	$43,378
(2.25)	$33.46	0.28%	1.37%	1.37%	27.19%	103%	$14,931

0.00	$39.14	0.17%	1.09%	1.09%	19.07%	29%	$1,334
0.00	$32.94	0.53%	1.22%	1.15%	16.11%	104%	$12

0.00	$11.92	0.93%	1.47%	1.09%	14.56%	23%	$221,958
0.00	$10.41	0.91%	1.19%	1.07%	16.90%	42%	$216,096
0.00	$9.14	2.16%	1.08%	1.08%	10.55%	203%	$255,075
(1.63)	$8.54	2.30%	0.97%	0.95%	(45.46)%	111%	$298,809
(1.39)	$17.72	1.71%	0.97%	0.95%	28.72%	42%	$768,386
(0.58)	$15.51	2.23%	1.02%	1.02%	23.46%	80%	$615,351

0.00	$11.55	0.15%	2.23%	1.84%	14.13%	23%	$18,902
0.00	$10.12	0.15%	1.94%	1.82%	16.15%	42%	$20,450
0.00	$8.81	1.45%	1.83%	1.83%	9.64%	203%	$22,300
(1.62)	$8.18	1.59%	1.70%	1.70%	(45.86)%	111%	$29,756
(1.38)	$17.02	0.98%	1.67%	1.67%	27.77%	42%	$70,187
(0.58)	$14.95	1.54%	1.72%	1.72%	22.57%	80%	$69,621

0.00	$11.69	0.17%	2.23%	1.84%	14.16%	23%	$30,889
0.00	$10.24	0.16%	1.94%	1.82%	16.13%	42%	$30,439
0.00	$8.93	1.39%	1.83%	1.83%	9.62%	203%	$36,718
(1.64)	$8.27	1.61%	1.70%	1.70%	(45.85)%	111%	$47,114
(1.40)	$17.22	0.98%	1.67%	1.67%	27.76%	42%	$117,643
(0.59)	$15.14	1.55%	1.72%	1.72%	22.50%	80%	$99,371

0.00	$11.90	0.70%	1.73%	1.34%	14.42%	23%	$3,899
0.00	$10.40	0.66%	1.45%	1.33%	16.58%	42%	$4,066
0.00	$9.13	1.79%	1.33%	1.33%	10.13%	203%	$3,811
(1.65)	$8.51	2.03%	1.20%	1.20%	(45.52)%	111%	$3,603
(1.41)	$17.70	1.49%	1.16%	1.16%	28.40%	42%	$9,107
(0.59)	$15.55	2.02%	1.22%	1.22%	23.16%	80%	$4,694

0.00	$11.74	0.86%	1.25%	1.09%	14.51%	23%	$4,489
0.00	$10.28	0.32%	1.36%	1.09%	16.55%	42%	$89

0.00	$11.92	1.15%	1.05%	0.84%	14.65%	23%	$341,195
0.00	$10.42	1.15%	0.87%	0.82%	17.17%	42%	$373,200
0.00	$9.17	2.39%	0.83%	0.83%	10.73%	203%	$671,417
(1.62)	$8.59	2.34%	0.69%	0.69%	(45.26)%	111%	$795,416
(1.38)	$17.82	1.99%	0.67%	0.67%	29.09%	42%	$2,519,261
(0.58)	$15.57	2.52%	0.72%	0.72%	23.77%	80%	$2,403,053

84	Wells Fargo Advantage International Stock Funds	Financial Highlights (Unaudited)

	Beginning Net Asset Value Per Share	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Distributions from Net Investment Income

Intrinsic World Equity Fund[8]
Class A
November 1, 2010 to April 30, 2011 (Unaudited)	$15.06	0.03		2.13	(0.11)
November 1, 2009 to October 31, 2010	$13.27	0.12		1.78	(0.11)
November 1, 2008 to October 31, 2009	$13.76	0.09	[2]	1.89	(0.24)
November 1, 2007 to October 31, 2008	$24.23	0.29		(9.55)	(0.13)
January 1, 2007 to October 31, 2007[9,11]	$26.61	0.17	[2]	2.29	0.00
January 1, 2006 to December 31, 2006[11]	$23.65	0.17	[2]	3.62	(0.16)
January 1, 2005 to December 31, 2005[11]	$21.02	0.09	[2]	2.65	(0.11)
Class C
November 1, 2010 to April 30, 2011 (Unaudited)	$14.68	(0.04)[2]		2.10	(0.01)
November 1, 2009 to October 31, 2010	$12.96	0.07		1.69	(0.04)
November 1, 2008 to October 31, 2009	$13.58	(0.03)[2]		1.87	(0.23)
November 1, 2007 to October 31, 2008	$24.14	(0.03)[2]		(9.28)	(0.17)
May 18, 2007[3] to October 31, 2007	$28.59	(0.10)[2]		0.49	0.00
Administrator Class
November 1, 2010 to April 30, 2011 (Unaudited)	$15.02	0.03	[2]	2.14	(0.14)
November 1, 2009 to October 31, 2010	$13.23	0.15	[2]	1.78	(0.14)
November 1, 2008 to October 31, 2009	$13.76	0.15	[2]	1.85	(0.30)
November 1, 2007 to October 31, 2008	$24.26	0.38	[2]	(9.60)	(0.20)
May 18, 2007[3] to October 31, 2007	$28.59	0.01		0.50	0.00
Institutional Class
November 1, 2010 to April 30, 2011 (Unaudited)	$15.02	0.09		2.09	(0.15)
July 30, 2010[3] to October 31, 2010	$13.80	0.03	[2]	1.19	0.00

1.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

2.	Calculated based upon average shares outstanding

3.	Commencement of class operations.

4.	For the one month ended October 31, 2010. The Fund changed it fiscal year end from September 30 to October 31, effective October 31, 2010.

5.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Emerging Markets Growth Fund and Wells Fargo Advantage Emerging Markets Equity Fund. Evergreen Emerging Markets Growth Fund became the accounting and performance survivor in this transaction. The information for the periods prior to July 19, 2010 are those of Evergreen Emerging Markets Growth Fund.

6.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Global Opportunities Fund which became the accounting and performance survivor in this transaction. The information for the periods prior to July 19, 2010 are those of Evergreen Global Opportunities Fund.

7.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen International Equity Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 are those of Evergreen International Equity Fund. The per share information has been adjusted to give effect to this transaction.

8.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Intrinsic World Equity Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 are those of Evergreen Intrinsic World Equity Fund.

9.	For the ten months ended October 31, 2007. The Fund changed it fiscal year end from December 31 to October 31, effective October 31, 2007.

10.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Global Large Cap Equity Fund which became the accounting and performance survivor in this transaction. The information for the periods prior to July 19, 2010 are those of Evergreen Global Large Cap Equity Fund.

11.	On May 21, 2007, the predecessor fund acquired the net assets of Atlas Global Growth Fund (“Atlas Fund”). Atlas Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to May 21, 2007 are those of Atlas Fund.

12.	Amount includes the impact of proceeds from a regulatory settlement which was received by the Fund from an unaffiliated third party. Without the proceeds from the settlement, total return would have been 10.68%, 9.48% and 10.91% for Class A, Class C and Administrator Class, respectively.

13.	Amount represents less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

Financial Highlights (Unaudited)	Wells Fargo Advantage International Stock Funds	85

Distributions from Net Realized Gains	Ending Net Asset Value Per Share	Ratio to Average Net Assets (Annualized)			Total Return[1]	Portfolio Turnover Rate	Net Assets at End of Period (000’s omitted)
		Net Investment Income (Loss)	Gross Expenses	Net Expenses

0.00	$17.11	0.25%	1.58%	1.40%	14.37%	4%	$105,668
0.00	$15.06	0.75%	1.53%	1.46%	14.43%	11%	$100,460
(2.23)	$13.27	0.77%	1.57%	1.57%	20.29%	16%	$103,995
(1.08)	$13.76	1.04%	1.36%	1.36%	(40.11)%	44%	$107,210
(4.84)	$24.23	0.78%	1.24%	1.24%	10.42%	66%	$279,146
(0.67)	$26.61	0.66%	1.29%	1.29%	16.02%	21%	$457,035
0.00	$23.65	0.43%	1.31%	1.31%	13.02%	28%	$321,219

0.00	$16.73	(0.51)%	2.33%	2.15%	13.97%	4%	$602
0.00	$14.68	0.04%	2.28%	2.21%	13.58%	11%	$588
(2.23)	$12.96	(0.28)%	2.33%	2.33%	19.35%	16%	$427
(1.08)	$13.58	(0.19)%	2.21%	2.21%	(40.55)%	44%	$154
(4.84)	$24.14	(0.92)%	2.05%	2.05%	2.44%	66%	$14

0.00	$17.05	0.40%	1.42%	1.15%	14.49%	4%	$328
0.00	$15.02	1.06%	1.29%	1.21%	14.72%	11%	$144
(2.23)	$13.23	1.33%	1.31%	1.31%	20.60%	16%	$161
(1.08)	$13.76	1.70%	1.01%	1.01%	(40.01)%	44%	$1,567
(4.84)	$24.26	0.12%	1.05%	1.05%	2.89%	66%	$71,656

0.00	$17.05	0.74%	1.16%	0.95%	14.65%	4%	$18
0.00	$15.02	0.91%	1.23%	0.95%	8.84%	11%	$11

86	Wells Fargo Advantage International Stock Funds	Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the following funds: Wells Fargo Advantage Asia Pacific Fund (“Asia Pacific Fund”), Wells Fargo Advantage Disciplined Global Equity Fund (“Disciplined Global Equity Fund”), Wells Fargo Advantage Diversified International Fund (“Diversified International Fund”), Wells Fargo Advantage Emerging Markets Equity Fund (“Emerging Markets Equity Fund”), Wells Fargo Advantage Global Opportunities Fund (“Global Opportunities Fund”), Wells Fargo Advantage International Equity Fund (“International Equity Fund”) and Wells Fargo Advantage Intrinsic World Equity Fund (“Intrinsic World Equity Fund”) (each, a “Fund”, collectively, the “Funds”). Each Fund is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Funds’ Fair Value Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Foreign currency translation

The accounting records of the Funds are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage International Stock Funds	87

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Forward foreign currency contracts

Certain Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains or losses on the contracts. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty.

Security loans

The Funds may lend their securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. A Fund continues to receive interest or dividends on the securities loaned. A Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, a Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Funds lend their securities through an unaffiliated securities lending agent. Cash collateral received in connection with their securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statements of Operations.

Futures contracts

Certain Funds may be subject to equity price risk in the normal course of pursuing its investment objectives. The Funds may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

88	Wells Fargo Advantage International Stock Funds	Notes to Financial Statements (Unaudited)

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Each Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

At October 31, 2010, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were as follows:

	Expiration
	2016	2017	2018
Asia Pacific Fund	$90,181,236	$80,817,204	$0
Disciplined Global Equity Fund	0	8,548,169	737,120
Diversified International Fund	16,110,795	95,119,882	0
Emerging Markets Equity Fund	25,750,716	22,695,719	0
Global Opportunities Fund	0	$81,628,224	0
International Equity Fund	171,044,854	0	0
Intrinsic World Equity	0	13,228,770	1,273,005

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Class allocations

The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage International Stock Funds	89

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Each Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2011, the inputs used in valuing each Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asia Pacific Fund

Equity securities
Common stocks	$277,412,200	$0	$0	$277,412,200
Investment companies	7,120,457	0	0	7,120,457
Warrants	0	1,173,801	0	1,173,801

Short-term investments
Investment companies	5,642,176	4,571,856	0	10,214,032
	$290,174,833	$5,745,657	$0	$295,920,490
Disciplined Global Equity Fund

Equity securities
Common stocks	70,359,772	0	0	70,359,772
Preferred stocks	782,578	0	0	782,578

Short-term investments
Investment companies	413,618	8,836,096	0	9,249,714
U.S. Treasury obligations	99,995	0	0	99,995
	$71,655,963	$8,836,096	$0	$80,492,059
Diversified International Fund

Equity securities
Common stocks	$535,005,148	$0	$0	$535,005,148

Short-term investments
Investment companies	18,933,743	67,556,672	0	86,490,415
Total	$553,938,891	$67,556,672	$0	$621,495,563

90	Wells Fargo Advantage International Stock Funds	Notes to Financial Statements (Unaudited)

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Emerging Markets Equity Fund

Equity securities
Common stocks	$1,746,548,252	$5,000,786	$0	$1,751,549,038
Preferred stocks	68,340,914	0	0	68,340,914
Rights	0	585	0	585

Convertible debenture	0	0	187,343	187,343

Short-term investments
Investment companies	200,822,550	349,220,149	0	550,042,699
Total	$2,095,768,986	$274,164,250	$187,343	$2,370,120,579
Global Opportunities Fund

Equity securities
Common stocks	$386,986,256	$0	$4,089,283	$391,075,539

Short-term investments
Investment companies	16,020,017	43,644,285	0	59,664,302
Total	$403,006,273	$43,644,285	$4,089,283	$450,739,841
International Equity Fund

Equity securities
Common stocks	$600,420,549	$0	$0	$600,420,549

Short-term investments
Investment companies	21,159,393	59,043,076	0	80,202,469
U.S. Treasury obligations	0	1,284,983	0	1,284,983
	$621,579,942	$60,328,059	$0	$681,908,001
Intrinsic World Equity Fund

Equity securities
Common stocks	$104,744,935	$0	$0	$104,744,935

Short-term investments
Investment companies	1,809,772	15,769,491	0	17,579,263
	$106,554,707	$15,769,491	$0	$122,324,198

Further details on the majority security types listed above can be found on the Funds’ Portfolios of Investments.

As of April 30, 2011, the inputs used in valuing each Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts
Disciplined Global Equity Fund	$23,488	$0	$0	$23,488
International Equity Fund	1,437,466	0	0	1,437,466
Forward Foreign Currency Contracts
Diversified International Fund	$0	$(203,872)	$0	$(203,872)
Global Opportunities Fund	0	101,305	0	101,305
International Equity Fund	0	(704,944)	0	(704,944)

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage International Stock Funds	91

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended April 30, 2011, the Funds did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Diversified International Fund	Emerging Market Equity Fund	Global Opportunities Fund
	Common stocks	Convertible debentures	Common stocks
Balance as of October 31, 2010	$103,217	$189,530	$0
Accrued discounts (premiums)	0	0	0
Realized gains (losses)	0	0	0
Change in unrealized gains (losses)	(15,925)	(2,187)	0
Purchases	0	0	0
Sales	(87,292)	0	0
Transfers into Level 3	0	0	4,089,283
Transfers out of Level 3	0	0	0
Balance as of April 30, 2011	$0	$187,343	$4,089,283
Change in unrealized gains (losses) relating to securities still held at April 30, 2011	$0	$(2,187)	$0

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory Fees

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-advisers, who are responsible for day-to-day portfolio management of the Funds.

Pursuant to the contract, Funds Management is paid an annual advisory fee which is calculated based on the average daily net assets of each Fund as follows:

	Advisory Fee		Effective rate for six months ended April 30, 2011
	starting at	declining to
Asia Pacific Fund	1.10%	0.95%	1.10%
Disciplined Global Equity Fund	0.70	0.55	0.70
Diversified International Fund	0.85	0.70	0.85
Emerging Markets Equity Fund	1.10	0.95	1.04
Global Opportunities Fund	0.90	0.80	0.90
International Equity Fund	0.85	0.70	0.84
Intrinsic World Equity Fund	0.80	0.65	0.80

92	Wells Fargo Advantage International Stock Funds	Notes to Financial Statements (Unaudited)

Funds Management may retain the services of certain sub-advisers to provide daily portfolio management to the Funds. Funds Management has engaged Wells Capital Management, an affiliate of Funds Management, Metropolitan West Capital Management, LLC, a majority-owned subsidiary of Wells Fargo, Artisan Partners Limited Partnership and LSV Asset Management as sub-advisers. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. The sub-advisers are each paid an annual sub-advisory fee which is calculated based on the average daily net assets of each Fund as follows:

		Sub-advisory Fee
	Sub-adviser	starting at	declining to
Asia Pacific Fund	Wells Capital Management	0.65%	0.45%
Disciplined Global Equity Fund	Wells Capital Management	0.35	0.30
Diversified International Fund	Artisan Partners Limited Partnership	0.80	0.50
	Wells Capital Management	0.45	0.40
	LSV Asset Management	0.35	0.30
Emerging Markets Equity Fund	Wells Capital Management	0.65	0.45
Global Opportunities Fund	Wells Capital Management	0.55	0.40
International Equity Fund	Wells Capital Management	0.45	0.40
Intrinsic World Equity Fund	Metropolitan West Capital Management, LLC.	0.35	0.20

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from each Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of each Fund increase and a class level administration fee which is calculated based on the average daily net assets of each Fund as follows:

Class Level Administration Fee
Class A, Class B, Class C, and Class R	0.26%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.33

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Funds. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses.

Distribution fees

The Trust has adopted a Distribution Plan for Class B, Class C and Class R shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter of each Fund, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares and 0.25% of Class R shares.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage International Stock Funds	93

For the six months ended April 30, 2011, Wells Fargo Funds Distributor, LLC received the following amounts in front-end sales charges and contingent deferred sales charges.

	Front-end sales charges Class A	Contingent deferred sales charges
		Class A	Class B	Class C
Asia Pacific Fund	$1,905	$0	NA	$4
Disciplined Global Equity Fund	523	0	NA	64
Diversified International Fund	439	0	854	256
Emerging Markets Equity Fund	108,781	13,330	26,066	7,272
Global Opportunities Fund	19,080	251	36,268	328
International Equity Fund	2,031	70	16,072	596
Intrinsic World Equity Fund	569	0	NA	0

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Class R, Administrator Class and Investor Class of each applicable Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (securities with maturities of one year or less at purchase date), for the six months ended April 30, 2011 were as follows:

	Purchases at Cost	Sales Proceeds
Asia Pacific Fund	$325,100,470	$350,504,261
Disciplined Global Equity Fund	15,290,010	19,213,890
Diversified International Fund	142,312,444	135,037,800
Emerging Markets Equity Fund	336,312,529	68,816,916
Global Opportunities Fund	107,462,682	123,018,687
International Equity Fund	140,699,579	249,190,946
Intrinsic World Equity Fund	4,580,264	14,404,462

6. DERIVATIVE TRANSACTIONS

During the six months ended April 30, 2011, Disciplined Global Equity Fund and International Equity Fund entered into futures contracts for hedging purposes.

At April 30, 2011, Disciplined Global Equity Fund and International Equity Fund had long futures contracts outstanding as follows:

	Expiration Date	Contracts	Type	Initial Contract Amount	Value at April 30, 2011	Net Unrealized Gains (Losses)
Disciplined Global Equity Fund	June 2011	3 Long	FTSE 100 Index	$288,359	$302,317	$13,958
	June 2011	2 Long	Euro STOXX 50 Index	84,701	87,299	2,598
	June 2011	6 Long	S&P 500 Index	400,978	407,910	6,932
International Equity Fund	June 2011	144 Long	MSCI EAFE Index	11,502,374	12,939,840	1,437,466

Disciplined Global Equity Fund and International Equity Fund had average notional amounts of $647,881 and $10,625,674, respectively, in long futures contracts during the six months ended April 30, 2011.

94	Wells Fargo Advantage International Stock Funds	Notes to Financial Statements (Unaudited)

On April 30, 2011, the cumulative unrealized gains on futures contracts in the amounts of $23,488 and $1,437,466 are reflected in net unrealized gains on investments on the Statements of Assets and Liabilities for Disciplined Global Equity Fund and International Equity Fund, respectively. The receivable for daily variation margin on open futures contracts reflected in the Statements of Assets and Liabilities only represents the current day’s variation margin. The realized gains (losses) and change in unrealized gains (losses) on futures contracts are reflected in the Statements of Operations.

During the six months ended April 30, 2011, the Diversified International Fund, Global Opportunities Fund and International Equity Fund entered into forward foreign currency contracts for hedging purposes.

At April 30, 2011, Diversified International Fund, Global Opportunities Fund and International Equity Fund had forward foreign currency contracts outstanding as follows:

Forward Foreign Currency Contracts to Buy:

	Exchange Date	Counterparty	Contracts to Receive	U.S. Value at April 30, 2011	In Exchange for U.S. $	Net Unrealized Gains (Losses)
Diversified International Fund	05/09/2011	Barclays	4,185,000 EUR	$6,197,592	$6,028,911	$168,681
	05/09/2011	Barclays	2,741,700 GBP	4,579,311	4,418,935	160,376
Global Opportunities Fund	05/09/2011	Barclays	4,704,300 GBP	7,857,335	7,582,156	275,179
	05/09/2011	Barclays	4,704,300 GBP	7,857,335	7,649,968	207,367
International Equity Fund	05/09/2011	Barclays	14,455,600 EUR	21,407,386	20,824,739	582,647
	05/09/2011	Barclays	9,458,000 GBP	15,797,179	15,243,932	553,247

Forward Foreign Currency Contracts to Sell:

	Exchange Date	Counterparty	Contracts to Deliver	U.S. Value at April 30, 2011	In Exchange for U.S. $	Net Unrealized Gains (Losses)
Diversified International Fund	05/09/2011	Barclays	4,185,000 EUR	$6,197,592	$5,697,417	$(500,175)
	05/09/2011	Barclays	2,741,700 GBP	4,579,311	4,421,307	(158,004)
	06/20/2011	JPMorgan	355,418,000 JPY	4,382,556	4,507,806	125,250
Global Opportunities Fund	05/09/2011	Barclays	9,408,600 GBP	15,714,669	15,172,449	(542,220)
	06/20/2011	JPMorgan	456,804,000 JPY	5,632,717	5,793,696	160,979
International Equity Fund	05/09/2011	Barclays	14,455,600 EUR	21,407,386	19,679,709	(1,727,677)
	05/09/2011	Barclays	9,458,000 GBP	15,797,179	15,252,113	(545,066)
	06/20/2011	JPMorgan	1,225,600,000 JPY	15,112,518	15,544,423	431,905

The Funds had average market values in forward foreign currency contracts during the six months ended April 30, 2011 as follows.

	Forward Foreign Currency Exchange Contracts to Buy	Forward Foreign Currency Exchange Contracts to Sell
Diversified International Fund	$2,006,706	$6,107,609
Global Opportunities Fund	6,816,602	12,027,958
International Equity Fund	6,236,891	20,376,195

The fair value, realized gains or losses and change in unrealized gains or losses on derivative instruments are reflected in the appropriate financial statements.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage International Stock Funds	95

7. ACQUISITIONS

After the close of business on July 16, 2010, Emerging Markets Equity Fund (formerly Wells Fargo Advantage Emerging Markets Equity Fund II) acquired the net assets of Evergreen Emerging Markets Growth Fund and Wells Fargo Advantage Emerging Markets Equity Fund. The purpose of the transactions was to combine three funds with similar investment objectives and strategies. The acquisitions were accomplished by a tax-free exchange of all of the shares of Evergreen Emerging Markets Growth Fund and Wells Fargo Advantage Emerging Markets Equity Fund. Shareholders holding Class A, Class B and Class C shares of Evergreen Emerging Markets Growth Fund and Wells Fargo Advantage Emerging Markets Equity Fund received Class A, Class B and Class C shares, respectively, of Emerging Markets Equity Fund in the reorganizations. Class I shares of Evergreen Emerging Markets Growth Fund received Administrator Class shares of Emerging Markets Equity Fund. Administrator Class shares of Wells Fargo Advantage Emerging Markets Equity Fund received Administrator Class shares of Emerging Markets Equity Fund. The investment portfolio of Evergreen Emerging Markets Growth Fund and Wells Fargo Advantage Emerging Markets Equity Fund with fair values of $940,934,846 and $104,854,236, respectively, and identified costs of $794,372,539 and $105,814,107, respectively, at July 16, 2010, were the principal assets acquired by Emerging Markets Equity Fund. For financial reporting purposes, assets received and shares issued by Emerging Markets Equity Fund were recorded at fair value; however, the cost basis of the investments received from Evergreen Emerging Markets Growth Fund and Wells Fargo Advantage Emerging Markets Equity Fund were carried forward to align ongoing reporting of Emerging Markets Equity Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The value of net assets acquired, unrealized gains/losses acquired, exchange ratio and number of shares issued were as follows:

Acquired Fund	Value of Net Assets Acquired	Unrealized Gains (Losses)	Exchange Ratio	Number of Shares Issued
Evergreen Emerging Markets Growth Fund	$942,448,909	$146,562,307	1.00	28,326,028	Class A
			1.00	1,563,012	Class B
			1.00	9,580,034	Class C
			1.00	12,984,854	Administrator Class
Wells Fargo Advantage Emerging Markets Equity Fund	$140,035,923	$(959,871)	1.86	6,401,149	Class A
			2.04	178,594	Class B
			2.05	120,371	Class C
			1.78	954,372	Administrator Class

The aggregate net assets of Emerging Markets Equity Fund immediately after the acquisitions were $1,082,484,832.

Assuming the acquisitions had been completed November 1, 2009, the beginning of the annual reporting period for Emerging Markets Equity Fund, the pro forma results of operations for the year ended October 31, 2010 would have been

Net investment income (loss)	$1,886,861
Net realized and unrealized gains (losses) on investments	$253,695,622
Net increase (decrease) in net assets resulting from operations	$255,582,483

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Evergreen Emerging Markets Growth Fund and Wells Fargo Advantage Emerging Markets Equity Fund that have been included in Emerging Markets Equity Fund’s Statement of Operations since July 19, 2010.

Effective at the close of business on July 16, 2010, Wells Fargo Advantage International Core Fund acquired the net assets of Evergreen International Equity Fund. Wells Fargo Advantage International Core Fund was renamed Wells Fargo Advantage International Equity Fund after the reorganization and became the legal survivor in the transaction. Evergreen International Equity Fund became the accounting and performance survivor in the transaction. The purpose of the transaction was to combine 2 funds with similar investment objectives and strategies. The acquisition was accomplished by a tax-free exchange of all of the shares of Evergreen International Equity Fund. Shareholders holding Class A, Class B,

96	Wells Fargo Advantage International Stock Funds	Notes to Financial Statements (Unaudited)

Class C, Class I and Class R shares of Evergreen International Equity Fund received Class A, Class B, Class C, Institutional Class and Class R shares, respectively, of the International Equity Fund in the reorganization. The exchange ratio and number of shares issued to the Evergreen International Equity Fund were as follows:

Acquired Fund	Value of Net Assets Acquired	Unrealized Gains	Exchange Ratio	Number of Shares Issued
Evergreen International Equity Fund	$628,217,626	$3,445,411	0.72	23,466,321	Class A
			0.72	2,096,391	Class C
			0.71	3,385,599	Administrator Class
			0.72	41,069,005	Institutional Class
			0.71	444,042	Class R

The investment portfolio of the International Equity Fund with a fair value of $3,465,243, identified cost of $3,076,152 and unrealized appreciation of $389,091 at July 16, 2010 were the principal assets acquired by the accounting and performance survivor. The shares and net assets of the International Equity Fund immediately prior to the acquisition were 388,539 and $3,445,411, respectively. The aggregate net assets of Evergreen International Equity Fund immediately prior to the acquisition was $628,217,626. The aggregate net assets of the International Equity Fund immediately after the acquisition were $631,663,037. For financial reporting purposes, assets received and shares issued by International Equity Fund were recorded at fair value; however, the cost basis of the investments received from International Equity Fund was carried forward to align ongoing reporting of International Equity Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed November 1, 2009, the beginning of the annual reporting period for International Equity Fund, the pro forma results of operations for the year ended October 31, 2010 would have been:

Net investment income (loss)	$7,904,908
Net realized and unrealized gains (losses) on investments	$113,855,703
Net increase (decrease) in net assets resulting from operations	$121,760,611

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the International Equity Fund that have been included in the Statement of Operations since July 19, 2010.

8. BANK BORROWINGS

The Trust (excluding the money market funds) and Wells Fargo Variable Trust are parties to a $125,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to each Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, under the credit agreement, the Funds pay an annual commitment fee equal to 0.125% of the unused balance, which is allocated pro rata.

During the six months ended April 30, 2011, the Funds had the following borrowing activity:

	Average Borrowings Outstanding	Weighted Average Interest Rate (annualized)	Interest Paid
Asia Pacific Fund	$50,743	1.48%	$751
International Equity Fund	227,867	1.50	3,418

9. REGULATORY SETTLEMENT PROCEEDS

During the year ended October 31, 2010, Disciplined Global Equity received $2,080,711 due to the settlement of administrative proceedings against an unaffiliated third party involving findings by the Securities and Exchange Commission of market timing activity in certain mutual funds. The settlement proceeds received are recorded as an increase to paid-in capital in the financial statements of Disciplined Global Equity Fund contained herein.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage International Stock Funds	97

10. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

11. REORGANIZATION

At a regular meeting of the Board of Trustees held on May 18-19, 2011, the Trustees approved the reorganization of Disciplined Global Equity Fund into Intrinsic World Equity Fund. Under the reorganization, Intrinsic World Equity Fund will acquire the assets and assume the liabilities of Disciplined Global Equity Fund in exchange for shares of Intrinsic World Equity Fund.

A Special Meeting of Shareholders of Disciplined Global Equity Fund will be held in August 2011 to consider and vote on the reorganization. In July 2011, materials for this meeting will be mailed to shareholders of record on May 26, 2011.

98	Wells Fargo Advantage International Stock Funds	Other Information (Unaudited)

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Funds are publicly available on the Funds’ Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Funds’ Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, each Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

Other Information (Unaudited)	Wells Fargo Advantage International Stock Funds	99

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Wells Fargo Funds Trust (the “Trust”) and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 152 funds comprising the Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Chairman, President and CEO of Crystal Geyser. Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction), Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, In c. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 45 portfolios as of 12/31/10); Director, Diversapack Co. (packaging company); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Co-Director of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor and Chair of the Department of Insurance and Risk Management, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

100	Wells Fargo Advantage International Stock Funds	Other Information (Unaudited)

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Currently serves on the Investment Company Institute’s Board of Governors and Executive Committee as well the In dependent Director’s Counsel Board of Governors and Executive Committee. Former Chairman of the Independent Directors Counsel. Trustee of the Evergreen Funds from 1984 to 2010. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010.	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010. Vice President and Assistant Vice President of Evergreen Investment Services, Inc. from 1999 to 2006.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009 . Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Assistant Vice President, Evergreen Investment Services, Inc. from 2000 to 2004 and the head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds’ Web site at www.wellsfargo.com/advantagefunds.

Other Information (Unaudited)	Wells Fargo Advantage International Stock Funds	101

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Asia Pacific Fund, Disciplined Global Equity Fund, Diversified International Fund, Emerging Markets Equity Fund, Global Opportunities Fund, International Equity Fund and Intrinsic World Equity Fund

Each year, as required by Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), determines whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in person meeting held on March 24-25, 2011 (the “Meeting”), the Board reviewed and re-approved: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for each of the Asia Pacific Fund, Disciplined Global Equity Fund, Diversified International Fund, Emerging Markets Equity Fund, Global Opportunities Fund, International Equity Fund and Intrinsic World Equity Fund (collectively, the “Funds”); (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (“Wells Capital Management”) for each of the Asia Pacific Fund, Disciplined Global Equity Fund, Diversified International Fund, Emerging Markets Equity Fund, Global Opportunities Fund and International Equity Fund; (iii) an investment sub-advisory agreement with Artisan Partners Limited Partnership (“Artisan”) for the Diversified International Fund; (iv) an investment sub-advisory agreement with LSV Asset Management (“LSV”) for the Diversified International Fund; and (v) an investment sub-advisory agreement with Metropolitan West Capital Management, LLC (“MetWest”) for the Intrinsic World Equity Fund. The investment advisory agreements with Funds Management and the investment sub-advisory agreements with Wells Capital Management, Artisan, LSV and MetWest (the “Sub-Advisers”) are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Advisers and continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Funds by Funds Management and the Sub-Advisers under the Advisory Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees’ independent legal counsel on their behalf. The Board received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Funds.

The Board evaluated the ability of Funds Management and the Sub-Advisers, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Advisers. In addition, the Board took into account the administrative services provided to the Funds by Funds Management and its affiliates.

The Board’s decision to approve the continuation of the Advisory Agreements was based on a comprehensive evaluation of all of the information provided to it. In approving the continuation of the Advisory Agreements, the Board did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Board evaluated information provided to it both in terms of the Funds generally and with respect to each Fund specifically as it considered appropriate. Although the Board considered the continuation of the Advisory Agreements for each of the Funds as part of the larger process of considering the continuation of the Advisory Agreements for all of the Funds, its decision to continue the Advisory Agreements for each of the Funds was ultimately made on a fund-by-fund basis.

102	Wells Fargo Advantage International Stock Funds	Other Information (Unaudited)

In considering these matters, the Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Advisers about various topics, including Funds Management’s oversight of service providers. The above factors, together with those referenced below, are some of the most important, but not necessarily all, factors considered by the Board in concluding that it was satisfied with the nature, extent and quality of the investment advisory services provided to each Fund by Funds Management and the respective Sub-Adviser.

Fund performance and expenses

The Board considered the performance results for each of the Funds over various time periods ended December 31, 2010. The Board also considered these results in comparison to the median performance of a universe of relevant funds (the “Universe”) that were determined by Lipper Inc. (“Lipper”) to be similar to the Funds, and in comparison to each Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the Universe.

The Board noted that the performance of the Disciplined Global Equity Fund, the Emerging Markets Equity Fund, the Global Opportunities Fund and the Intrinsic World Equity Fund was generally higher than the median performance of the Universe. The Board also noted that the more recent performance of the Diversified International Fund and the International Equity Fund was higher than the median performance of the Universe and the longer-term performance was lower than the median performance of the Universe. The Board also noted that the longer-term performance of the Asia Pacific Fund was higher than the median performance of the Universe and the more recent performance was lower than the median performance of the Universe. Furthermore, the Board noted that performance of each of the Asia Pacific Fund, the Global Opportunities Fund, the International Equity Fund and the Intrinsic World Equity Fund warranted further discussion. As part of its further review, the Board received an analysis of, and discussed factors contributing to, the underperformance of the Asia Pacific Fund, the Global Opportunities Fund, the International Equity Fund and the Intrinsic World Equity Fund relative to the Universe. The Board noted (i) that the Asia Pacific Fund’s rolling one-year results have been in an upward trend since mid-2009; (ii) that the Global Opportunities Fund and the International Equity Fund outperformed their benchmarks for the most recent period under review; and (iii) that the Intrinsic World Equity Fund’s annualized three-year results were above its benchmark. The Board was satisfied that Funds Management and the Sub-Advisers were taking appropriate actions with respect to each of the Fund’s investment performance and requested continued reports on the performance of each of the Funds.

The Board received and considered information regarding each Fund’s contractual advisory fee and net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any), transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 fees, service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of an expense Universe and a narrower expense group of mutual funds (each, an “Expense Group”) that was determined by Lipper to be similar to each Fund. The Board received a description of the methodology used by Lipper to select the mutual funds in a Fund’s Expense Group. The Board noted that the net operating expense ratios of each of the Funds were in range of or lower than each Fund’s respective Expense Group’s median net operating expense ratio.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense structure of the Funds supported the re-approval of the Advisory Agreements for the Funds.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Funds to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Funds’ administration fee rates. The Board took into account the separate administrative and other services covered by the administration fee rates. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Advisers for investment sub-advisory services (the “Sub-Advisory Agreement Rates”). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the “Net Advisory Rates”).

The Board received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of other funds in each Fund’s Expense Group median. The Board noted that the Advisory Agreement Rates for

Other Information (Unaudited)	Wells Fargo Advantage International Stock Funds	103

Class A of each of the Funds were higher than the median rate of each Fund’s Expense Group, except for the International Equity Fund and the Intrinsic World Equity Fund. The Board also noted that the Advisory Agreement Rates for the Administrator Class and Institutional Class of each of the Funds, except for the Global Opportunities Fund (Administrator Class), were in range of or not appreciably higher the median rate of each Fund’s Expense Group. The Board noted that the Net Advisory Rates for each of the Funds were in range of or lower than the median rates of each Fund’s respective Expense Group, except for the Diversified International Fund (Class A), Emerging Markets Equity Fund (Class A) and the Global Opportunities Fund (Class A). The Board further noted that Funds Management had agreed to continue and, in certain instances, reduce contractual fee cap arrangements for the Funds designed to lower the Funds’ expenses.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Advisers to other types of clients. In this regard, the Board received information about differences between the services, and the compliance, reporting, and other legal burdens and risks of providing investment advice to mutual funds and those associated with providing advice to non-mutual fund clients such as collective funds or institutional separate accounts. In each case, the Board determined that the Advisory Agreement Rates for the Funds, both with and without administration fee rates and before and after waivers, were acceptable in light of the Funds’ Expense Group information, the net expense ratio commitments, the services covered by the Advisory Agreements and other information provided.

The Board also reviewed and considered the Sub-Advisory Agreement Rates and concluded that the Sub-Advisory Agreement Rates were acceptable in light of the services covered by the Sub-Advisory Agreement and other information provided.

Profitability

The Board received and considered a profitability analysis of Funds Management, as well as an analysis of the profitability to the collective Wells Fargo businesses that provide services to the Funds. It considered that the information provided to it was necessarily estimated, and that the profitability information provided to it, especially on a fund-by-fund basis, did not necessarily provide a precise tool for evaluating the appropriateness of each Fund’s Advisory Agreement Rates in isolation. It noted that the levels of profitability of the Funds to Funds Management varied widely, depending on, among other things, the size and type of fund. The Board concluded that the profitability to Funds Management of the services provided to any of the Funds, individually or in the aggregate, was not unreasonable.

The Board did not consider separate profitability information with respect to Wells Capital Management and MetWest, because, as affiliates of Funds Management, their profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management. The Board did not consider separate profitability information with respect to Artisan and LSV, which are not affiliated with Funds Management. The Board considered that the sub-advisory fees paid to Artisan and LSV had been negotiated by Funds Management on an arm’s-length basis and that their profitability from their relationships with the Diversified International Fund, was not a material factor in determining whether to renew the agreements.

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in each Fund’s advisory fee structure, which operate generally to reduce the effective Advisory Agreement Rates of the Funds (as a percentage of Fund assets) as the Funds grow in size. It considered that, as a fund shrinks in size, breakpoints conversely result in increasing fee levels. The Board noted that it would continue to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward sharing economies of scale with the Funds. However, the Board acknowledged the inherent limitations of any analysis of an investment adviser’s economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board’s understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Other benefits to Funds Management and the Sub-Advisers

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates and the Sub-Advisers as a result of their relationship with the Funds. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and the Sub-Advisers with the Funds and benefits potentially derived from an increase in Funds Management’s and each

104	Wells Fargo Advantage International Stock Funds	Other Information (Unaudited)

Sub-Adviser’s business as a result of their relationship with the Funds (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates or the Sub-Adviser and their affiliates).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Funds and receives certain compensation for those services. The Board noted that the Funds pay sub-transfer agency fees to various financial institutions, including affiliates of Funds Management that hold fund shares in omnibus accounts. It also considered that these entities may receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through them.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized and any benefits that may be realized by using an affiliated broker.

Other factors and broader review

The Board also considered the markets for distribution of the Funds’ shares, including the multiple channels through which the Funds’ shares are offered and sold. The Board noted that the Funds are part of one of the few fund families that have both direct-to-fund and intermediary distribution channels. As discussed above, the Board reviews detailed materials received from Funds Management and each Sub-Adviser annually as part of the re-approval process under Section 15 of the 1940 Act and also reviews and assesses information about the quality of the services that the Funds receive throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, portfolio reviews and performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Funds was in the best interest of the Funds and their shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

List of Abbreviations	Wells Fargo Advantage International Stock Funds	105

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG	— Association of Bay Area Governments
ACB	— Agricultural Credit Bank
ADR	— American Depositary Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
ARM	— Adjustable Rate Mortgages
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BART	— Bay Area Rapid Transit
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAD	— Canadian Dollar
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CDSC	— Contingent Deferred Sales Charge
CGIC	— Capital Guaranty Insurance Company
CGY	— Capital Guaranty Corporation
CHF	— Swiss Franc
CIFG	— CDC (Caisse des Dépôts et Consignations) IX IS Financial Guarantee
COP	— Certificate of Participation
CP	— Commercial Paper
CR	— Custody Receipts
CTF	— Common Trust Fund
DEM	— Deutsche Mark
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDFA	— Economic Development Finance Authority
ETET	— Eagle Tax-Exempt Trust
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHAG	— Federal Housing Agency
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FRF	— French Franc
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depositary Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUD	— Housing & Urban Development
HUF	— Hungarian Forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MFMR	— Multi-Family Mortgage Revenue
MMD	— Municipal Market Data
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NLG	— Netherlands Guilder
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PSFG	— Public School Fund Guaranty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SLMA	— Student Loan Marketing Association
SPDR	— Standard & Poor’s Depositary Receipts
STIT	— Short-Term Investment Trust
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
USD	— Unified School District
XLCA	— XL Capital Assurance
ZAR	— South African Rand

This page is intentionally left blank.

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Funds’ Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds Individual Investors: 1- 800-222-8222

Retail Investment Professionals: 1- 888-877-9275 Institutional Investment Professionals: 1- 866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Funds’ Web site at www.wellsfargo.com/advantagefunds. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2011 Wells Fargo Funds Management, LLC. All rights reserved.	www.wellsfargo.com/advantagefunds	202911 06-11 SINTLD/SAR108 04-11

Semi-Annual Report

April 30, 2011

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

■	Wells Fargo Advantage Intrinsic Small Cap Value Fund

■	Wells Fargo Advantage Small Cap Growth Fund

■	Wells Fargo Advantage Small Cap Opportunities Fund

■	Wells Fargo Advantage Small Cap Value Fund

■	Wells Fargo Advantage Small/Mid Cap Value Fund

■	Wells Fargo Advantage Special Small Cap Value Fund

■	Wells Fargo Advantage Traditional Small Cap Growth Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery

The views expressed are as of April 30, 2011, and are those of the Fund managers. Any reference to a specific security in this report is not a recommendation to purchase or sell any specific security or adopt any investment strategy. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Advantage Small and Mid Cap Stock Funds.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM ).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus for Wells Fargo Advantage Funds containing this and other information, visit wellsfargo.com/advantagefunds. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

The “Dow Jones Target Date Indexes” are a product of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC (“CME”). “Dow Jones” and “Dow Jones Target Date Indexes” are service marks of Dow Jones Trademark Holdings, LLC, and have been licensed for use for certain purposes by CME and sublicensed for use by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME or Barclays Capital or any of their respective affiliates, and neither Dow Jones, CME nor Barclays Capital nor any of their respective affiliates makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy, and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, CME, BARCLAYS CAPITAL, OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, IN DIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 120 mutual funds across a wide range of asset classes, representing over $241 billion in assets under management, as of April 30, 2011.

Equity Funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Equity Value Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
Capital Growth Fund	Growth Fund	Small Cap Growth Fund
Classic Value Fund	Growth Opportunities Fund	Small Cap Opportunities Fund
Common Stock Fund	Health Care Fund	Small Cap Value Fund
Core Equity Fund	Index Fund	Small Company Growth Fund
Disciplined Global Equity Fund	International Equity Fund	Small Company Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small/Mid Cap Core Fund
Disciplined Value Fund	Intrinsic Small Cap Value Fund	Small/Mid Cap Value Fund
Discovery Fund†	Intrinsic Value Fund	Social Sustainability Fund†
Diversified Equity Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified International Fund	Large Cap Core Fund	Special Small Cap Value Fund
Diversified Small Cap Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Growth Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Emerging Markets Equity Fund	Mid Cap Growth Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Asset Allocation Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Conservative Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†
Money Market Funds
100% Treasury Money Market Fund	Minnesota Money Market Fund	New Jersey Municipal Money Market Fund
California Municipal Money Market Fund	Money Market Fund	New York Municipal Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Pennsylvania Municipal Money Market Fund
Government Money Market Fund	Municipal Money Market Fund	Prime Investment Money Market Fund
Heritage Money Market Fund†	National Tax-Free Money Market Fund	Treasury Plus Money Market Fund
Variable Trust Funds[1]
VT Core Equity Fund	VT Intrinsic Value Fund	VT Small Cap Value Fund
VT Discovery Fund†	VT Omega Growth Fund	VT Total Return Bond Fund
VT Index Asset Allocation Fund	VT Opportunity Fund†
VT International Equity Fund	VT Small Cap Growth Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage Social Sustainability FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM , Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM , Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM , Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Small and Mid Cap Stock Funds	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

Interest rates rose for the period as investors demanded more yield to compensate for potentially higher inflation, with longer-term bonds showing the largest rate increases.

Dear Valued Shareholder,

We are pleased to provide you with this semi-annual report for the Wells Fargo Advantage Small and Mid Cap Stock Funds for the six-month period that ended April 30, 2011. The period was marked by growing optimism, as most economic data continued to point toward recovery—even as a sluggish employment market remained worrisome. Most major areas of the global stock market ended the period with double-digit gains, but persistently high prices for commodities such as oil, cotton, and corn led to increased fears of inflation and higher interest rates. As a result, most bond market sectors posted either modest gains or moderate losses.

Solid economic reports helped support a stock market rally.

Economic numbers throughout the reporting period supported the case for a gradual recovery. Reported real gross domestic product (GDP) grew by 3.1% in the fourth quarter of 2010. Although GDP growth slowed in the first quarter of 2011, it remained solidly positive at 1.8%, supporting consensus opinion that a double-dip recession was unlikely. The unemployment rate began the period at 9.7% in October 2010 and ended the period modestly lower at 9.0% in April 2011. This still stubbornly high unemployment rate was the main sour note and the primary reason why most analysts believed that an economic recovery would be gradual. Persistent weakness in the housing market remained another source of concern, and by the end of the period, higher prices for food and energy led to concerns about renewed inflation. Interest rates rose for the period as investors demanded more yield to compensate for potentially higher inflation, with longer-term bonds showing the largest rate increases.

Europe’s sovereign debt problems weighed on confidence.

Even before the period began, investors were concerned about the possibility that eurozone member Greece would default on its sovereign debt. Greece applied for a bailout from the European Union and the International Monetary Fund in April 2010, and Ireland followed in November. Portugal also requested a bailout in early April 2011. Concerns about default led to worries about the debt burdens of other member states such as Italy and Spain and about the effect of possible defaults on European banks and pension funds. Despite the debt worries, European stocks rallied during the period. The euro weakened in late 2010 but later recovered, and toward the end of the period, it was trading at levels last reached in late 2009.

Central banks continued to provide stimulus.

Throughout the reporting period, the Federal Open Market Committee (FOMC) kept its key interest rates at effectively zero in order to support the financial system. In November the Federal Reserve (Fed) announced a second round of monetary stimulus in which it planned to purchase $600 billion in long-term U.S. Treasuries by the end of the second quarter of 2011, as well as reinvest an additional $250 billion to $300 billion in Treasuries with the proceeds from earlier investments. At the beginning of the period, the European Central Bank (ECB) had a key rate of 1.00% but raised it to 1.25% in early April in an attempt to keep inflation in check. The ECB continued to provide unlimited liquidity for banks and, in December 2010, announced the purchase of Irish and Portuguese bonds in an attempt to reduce those countries’ borrowing costs.

Letter to Shareholders	Wells Fargo Advantage Small and Mid Cap Stock Funds	3

Global stock markets rallied, but bonds posted losses on fears of renewed inflation.

For the period, domestic small-cap stocks outperformed large-cap stocks as investors bid up shares in companies that stood to gain the most from resumed economic growth. Both developed and emerging markets stocks posted solid gains for the period, as measured by the MSCI indexes.

Within the fixed-income universe, higher interest rates put pressure on bond prices. Although high-grade corporate bonds eked out a modest gain for the period, intermediate and longer-term U.S. Treasury bonds posted losses. High-yield bonds continued to post gains on improved economic conditions and investors’ increased willingness to take on credit risk in exchange for higher yields.

Many variables are at work in the market.

The full effect of the credit crisis remains unknown. Elevated unemployment and debt defaults continue to pressure consumers and businesses alike.

Experience tells us that strict adherence to time-tested strategies has its rewards. As a whole, Wells Fargo Advantage Funds represents investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, it does provide you with one way of managing risk.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at www.wellsfargo.com/advantagefunds, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

For the period, domestic small-cap stocks outperformed large-cap stocks as investors bid up shares in companies that stood to gain the most from resumed economic growth.

4	Wells Fargo Advantage Small and Mid Cap Stock Funds	Performance Highlights

Wells Fargo Advantage Intrinsic Small Cap Value Fund

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Metropolitan West Capital Management, LLC

PORTFOLIO MANAGERS

Alex Alvarez, CFA

Samir Sikka

FUND INCEPTION

March 28, 2002

TEN LARGEST EQUITY HOLDINGS[1] (AS OF APRIL 30, 2011)
Entegris Incorporated	3.04%
Covance Incorporated	2.91%
Ralcorp Holdings Incorporated	2.43%
Cathay General Bancorp	2.20%
Electronics For Imaging Incorporated	2.17%
Landstar Systems Incorporated	2.15%
Jabil Circuit Incorporated	2.04%
Charles River Laboratories International Incorporated	2.04%
Steris Corporation	2.00%
Amedisys Incorporated	1.97%

SECTOR DISTRIBUTION[2] (AS OF APRIL 30, 2011)

1.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the dates specified.

2.	Sector distribution is subject to change and is calculated based on the total common stocks of the Fund.

Performance Highlights	Wells Fargo Advantage Small and Mid Cap Stock Funds	5

Wells Fargo Advantage Intrinsic Small Cap Value Fund (continued)

AVERAGE ANNUAL TOTAL RETURN3 (%) (AS OF APRIL 30, 2011)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[4]
	Inception Date	6-Months*	1-Year	5-Year	Life of Fund	6-Months*	1-Year	5-Year	Life of Fund	Gross	Net[5]
Class A (WFSMX)	03/31/2008	14.06	7.53	(0.16)	8.69	21.00	14.06	1.03	9.40	1.50%	1.46%
Class C (WSCDX)	03/31/2008	19.67	12.26	0.33	8.75	20.67	13.26	0.33	8.75	2.25%	2.21%
Administrator Class (WFSDX)	04/08/2005					21.21	14.38	1.33	9.62	1.34%	1.21%
Institutional Class (WFSSX)	04/08/2005					21.29	14.57	1.53	9.76	1.07%	1.01%
Investor Class (SCOVX)	03/28/2002					20.95	14.04	1.00	9.38	1.57%	1.50%
Russell 2000® Value Index[6]						20.31	14.57	2.50	7.60

*	Returns for periods of less than one year are not annualized.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Fund’s Web site – www.wellsfargo.com/advantagefunds.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

3.	Prior to June 1, 2010, the Fund was named Wells Fargo Advantage Small Cap Disciplined Fund. Metropolitan West Capital Management, LLC replaced Wells Capital Management as a sub-adviser for the Fund effective June 1, 2010. Accordingly, performance figures shown prior to June 1, 2010 do not reflect the principal investment strategies or performance of Metropolitan West Capital Management, LLC. Historical performance shown for Class A, the Administrator Class and the Institutional Class shares prior to their inception reflects the performance of the Investor Class shares, and includes the higher expenses applicable to the Investor Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Class C shares prior to their inception reflects the performance of the Investor Class shares, adjusted to reflect the higher expenses applicable to Class C shares.

4.	Reflects the expense ratios as stated in the most recent prospectuses.

5.	The Adviser has committed through February 29, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.45% for Class A, 2.20% for Class C, 1.20% for Administrator Class, 1.00% for Institutional Class and 1.49% for Investor Class. Without this cap, the Fund’s returns would have been lower.

6.	The Russell 2000® Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

6	Wells Fargo Advantage Small and Mid Cap Stock Funds	Performance Highlights

Wells Fargo Advantage Small Cap Growth Fund

The Fund is closed to new investors1.

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Joseph M. Eberhardy, CFA, CPA

Thomas C. Ognar, CFA

Bruce C. Olson, CFA

FUND INCEPTION

July 13, 1990

TEN LARGEST EQUITY HOLDINGS[2] (AS OF APRIL 30, 2011)
iShares Russell 2000 Growth Index Fund	4.90%
Polypore International Incorporated	2.30%
Northern Oil & Gas Incorporated	2.24%
HMS Holdings Corporation	2.11%
Aruba Networks Incorporated	2.00%
Microsemi Corporation	1.90%
Shutterfly Incorporated	1.79%
Gaylord Entertainment Company	1.78%
GSI Commerce Incorporated	1.72%
Life Time Fitness Incorporated	1.71%

SECTOR DISTRIBUTION[3] (AS OF APRIL 30, 2011)

1.	The Fund is closed to all new investors except those that invest through existing wrap programs and registered investment advisors (RIAs) that use the Fund in existing models. Please see the Statement of Additional Information for further details.

2.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the dates specified.

3.	Sector distribution is subject to change and is calculated based on the total common stocks of the Fund.

Performance Highlights	Wells Fargo Advantage Small and Mid Cap Stock Funds	7

Wells Fargo Advantage Small Cap Growth Fund (continued)

AVERAGE ANNUAL TOTAL RETURN4 (%) (AS OF APRIL 30, 2011)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[5]
	Inception Date	6-Months*	1-Year	5-Year	10-Year	6-Months*	1-Year	5-Year	10-Year	Gross	Net[6]
Class A (MNSCX)	07/13/1990	15.58	10.84	6.28	6.64	22.63	17.60	7.55	7.27	1.40%	1.40%
Class B (WMNBX)**	06/06/2003	17.20	11.75	6.40	6.71	22.20	16.75	6.71	6.71	2.15%	2.15%
Class C (WMNCX)	06/06/2003	21.25	15.80	6.72	6.47	22.25	16.80	6.72	6.47	2.15%	2.15%
Administrator Class (WMNIX)	06/06/2003					22.71	17.85	7.74	7.43	1.24%	1.21%
Institutional Class (WFSIX)	04/08/2005					22.99	18.20	8.08	7.63	0.97%	0.91%
Investor Class (WFSZX)	04/08/2005					22.60	17.53	7.40	7.11	1.47%	1.47%
Russell 2000® Growth Index[7]						27.07	30.29	5.14	5.59

*	Returns for periods of less than one year are not annualized.

**	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Fund’s Web site – www.wellsfargo.com/advantagefunds.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund’s prospectus for additional information on these and other risks.

4.	Historical performance shown for Class B, Class C and the Investor Class shares prior to their inception reflects the performance of Class A shares, adjusted to reflect the higher expenses applicable to Class B, Class C and the Investor Class shares. Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of Class A shares, and includes the higher expenses applicable to Class A shares. If these expenses had not been included, returns would be higher. Effective June 20, 2008, Class Z was renamed Investor Class and modified to assume the features and attributes of the Investor Class.

5.	Reflects the expense ratios as stated in the most recent prospectuses.

6.	The Adviser has committed through February 29, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.40% for Class A, 2.15% for Class B, 2.15% for Class C, 1.20% for Administrator Class, 0.90% for Institutional Class and 1.47% for Investor Class. Without this cap, the Fund’s returns would have been lower.

7.	The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

8	Wells Fargo Advantage Small and Mid Cap Stock Funds	Performance Highlights

Wells Fargo Advantage Small Cap Opportunities Fund

The Fund is closed to new investors1.

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Schroder Investment Management North America Inc.

PORTFOLIO MANAGER

Jenny B. Jones

FUND INCEPTION

August 1, 1993

TEN LARGEST EQUITY HOLDINGS[2] (AS OF APRIL 30, 2011)
iShares Russell 2000 Index Fund	2.93%
Helix Energy Solutions Group Incorporated	1.49%
Cooper Companies Incorporated	1.38%
Home Properties Incorporated	1.36%
Superior Energy Services Incorporated	1.24%
Parametric Technology Corporation	1.24%
Cleco Corporation	1.19%
AboveNet Incorporated	1.12%
SM Energy Company	1.11%
Ocwen Financial Corporation	1.06%

SECTOR DISTRIBUTION[3] (AS OF APRIL 30, 2011)

1.	Please see the Statement of Additional Information for further details.

2.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the dates specified.

3.	Sector distribution is subject to change and is calculated based on the total common stocks of the Fund.

Performance Highlights	Wells Fargo Advantage Small and Mid Cap Stock Funds	9

Wells Fargo Advantage Small Cap Opportunities Fund (continued)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF APRIL 30, 2011)

						Expense Ratios[4]
	Inception Date	6-Months*	1-Year	5-Year	10-Year	Gross	Net[5]
Administrator Class (NVSOX)	08/01/1993	18.83	20.45	6.98	10.26	1.25%	1.23%
Russell 2000® Index[6]		23.73	22.20	3.89	7.34

*	Returns for periods of less than one year are not annualized.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Fund’s Web site – www.wellsfargo.com/advantagefunds.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund's prospectus for additional information on these and other risks.

4.	Reflects the expense ratios as stated in the most recent prospectus.

5.	The Adviser has committed through February 29, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.20% for Administrator Class. Without this cap, the Fund’s returns would have been lower.

6.

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. You cannot investd directly in an index.

10	Wells Fargo Advantage Small and Mid Cap Stock Funds	Performance Highlights

Wells Fargo Advantage Small Cap Value Fund

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

I. Charles Rinaldi

FUND INCEPTION

December 31, 1997

TEN LARGEST EQUITY HOLDINGS[1] (AS OF APRIL 30, 2011)
Randgold Resources Limited ADR	6.15%
InterOil Corporation	5.95%
Chimera Investment Corporation	3.45%
McMoRan Exploration Company	2.60%
Range Resources Corporation	2.43%
Chicago Bridge & Iron Company NV	2.31%
United Continental Holdings Incorporated	1.84%
ION Geophysical Corporation	1.80%
Global Industries Limited	1.49%
Newpark Resources Incorporated	1.45%

SECTOR DISTRIBUTION[2] (AS OF APRIL 30, 2011)

1.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the dates specified.

2.	Sector distribution is subject to change and is calculated based on the total common stocks of the Fund.

Performance Highlights	Wells Fargo Advantage Small and Mid Cap Stock Funds	11

Wells Fargo Advantage Small Cap Value Fund (continued)

AVERAGE ANNUAL TOTAL RETURN3 (%) (AS OF APRIL 30, 2011)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[4]
	Inception Date	6-Months*	1-Year	5-Year	10-Year	6-Months*	1-Year	5-Year	10-Year	Gross	Net[5]
Class A (SMVAX)	11/30/2000	7.99	8.58	4.61	10.28	14.57	15.19	5.86	10.93	1.36%	1.32%
Class B (SMVBX)**	11/30/2000	9.14	9.31	4.73	10.35	14.14	14.31	5.06	10.35	2.11%	2.07%
Class C (SMVCX)	11/30/2000	13.14	13.35	5.07	10.11	14.14	14.35	5.07	10.11	2.11%	2.07%
Administrator Class (SMVDX)	07/30/2010					14.64	15.43	6.06	11.02	1.20%	1.12%
Institutional Class (WFSVX)	07/31/2007					14.80	15.68	6.25	11.21	0.93%	0.93%
Investor Class (SSMVX)	12/31/1997					14.55	15.20	5.92	11.04	1.43%	1.35%
Russell 2000® Value Index[6]						20.31	14.57	2.50	8.69

*	Returns for periods of less than one year are not annualized.

**	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Fund’s Web site – www.wellsfargo.com/advantagefunds.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

3.	Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect the higher expenses applicable to the Administrator Class shares. Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Investor Class shares, and includes the higher expenses applicable to the Investor Class shares. If these expenses had not been included, returns would be higher. Effective June 20, 2008, Class Z was renamed Investor Class and modified to assume the features and attributes of the Investor Class.

4.	Reflects the expense ratios as stated in the most recent prospectuses.

5.	The Adviser has committed through February 29, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.30% for Class A, 2.05% for Class B, 2.05% for Class C, 1.10% for Administrator Class, 0.95% for Institutional Class and 1.33% for Investor Class. Without this cap, the Fund’s returns would have been lower.

6.	The Russell 2000® Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

12	Wells Fargo Advantage Small and Mid Cap Stock Funds	Performance Highlights

Wells Fargo Advantage Small/Mid Cap Value Fund

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Erik C. Astheimer

I. Charles Rinaldi

Michael Schneider, CFA

FUND INCEPTION

March 28, 2002

TEN LARGEST EQUITY HOLDINGS[1] (AS OF APRIL 30, 2011)
InterOil Corporation	4.98%
Randgold Resources Limited ADR	4.84%
Chimera Investment Corporation	3.10%
McMoRan Exploration Company	2.53%
Minera Andes Incorporated	1.96%
Trilogy Energy Corporation	1.94%
Primoris Services Corporation	1.92%
Range Resources Corporation	1.89%
Sandvine Corporation	1.78%
Newpark Resources Incorporated	1.62%

SECTOR DISTRIBUTION[2] (AS OF APRIL 30, 2011)

1.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the dates specified.

2.	Sector distribution is subject to change and is calculated based on the total common stocks of the Fund.

Performance Highlights	Wells Fargo Advantage Small and Mid Cap Stock Funds	13

Wells Fargo Advantage Small/Mid Cap Value Fund (continued)

AVERAGE ANNUAL TOTAL RETURN3 (%) (AS OF APRIL 30, 2011)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[4]
	Inception Date	6-Months*	1-Year	5-Year	Life of Fund	6-Months*	1-Year	5-Year	Life of Fund	Gross	Net[5]
Class A (WFVAX)	07/31/2007	10.21	7.94	1.39	7.67	16.90	14.50	2.60	8.37	1.39%	1.39%
Class C (WFCVX)	07/31/2007	15.54	12.64	1.89	7.80	16.54	13.64	1.89	7.80	2.14%	2.14%
Administrator Class (WWMDX)	04/08/2005					17.11	14.83	2.89	8.60	1.23%	1.16%
Institutional Class (WWMSX)	08/31/2006					17.22	15.02	3.07	8.70	0.96%	0.96%
Investor Class (SSMVX)	03/28/2002					16.88	14.41	2.53	8.33	1.46%	1.46%
Russell 2500™ Value Index[6]						20.73	18.63	3.71	8.50

*	Returns for periods of less than one year are not annualized.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Fund’s Web site – www.wellsfargo.com/advantagefunds.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

3.	Historical performance shown for Class A and the Administrator Class shares prior to their inception reflects the performance of the Investor Class shares, and includes the higher expenses applicable to the Investor Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Class C shares prior to their inception reflects the performance of the Investor Class shares, adjusted to reflect the higher expenses applicable to Class C shares. Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns would be higher.

4.	Reflects the expense ratios as stated in the most recent prospectuses.

5.	The Adviser has committed through February 29, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.40% for Class A, 2.15% for Class C, 1.15% for Administrator Class, 0.95% for Institutional Class and 1.47% for Investor Class. Without this cap, the Fund’s returns would have been lower.

6.	The Russell 2500TM Value Index measures the performance of those Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

14	Wells Fargo Advantage Small and Mid Cap Stock Funds	Performance Highlights

Wells Fargo Advantage Special Small Cap Value Fund

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

James M. Tringas, CFA, CPA

Robert Rifkin, CFA

FUND INCEPTION

May 7, 1993

TEN LARGEST EQUITY HOLDINGS[1] (AS OF APRIL 30, 2011)
Mueller Industries Incorporated	5.00%
First Citizens BancShares Incorporated	4.21%
ALLETE Incorporated	3.49%
UMB Financial Corporation	3.22%
Kadant Incorporated	2.49%
Imation Corporation	2.38%
Blyth Incorporated	2.22%
Quanex Building Products Corporation	1.91%
Neenah Paper Incorporated	1.91%
Modine Manufacturing Company	1.73%

SECTOR DISTRIBUTION[2] (AS OF APRIL 30, 2011)

1	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the dates specified.

2.	Sector distribution is subject to change and is calculated based on the total common stocks of the Fund.

Performance Highlights	Wells Fargo Advantage Small and Mid Cap Stock Funds	15

Wells Fargo Advantage Special Small Cap Value Fund (continued)

AVERAGE ANNUAL TOTAL RETURN3 (%) (AS OF APRIL 30, 2011)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[4]
	Inception Date	6-Months*	1-Year	5-Year	10-Year	6-Months*	1-Year	5-Year	10-Year	Gross	Net[5]
Class A (ESPAX)	05/07/1993	11.77	5.11	1.76	8.52	18.60	11.50	2.97	9.17	1.47%	1.35%
Class B (ESPBX)**	03/26/1999	13.12	5.62	1.91	8.60	18.12	10.62	2.19	8.60	2.22%	2.10%
Class C (ESPCX)	12/12/2000	17.11	9.63	2.21	8.36	18.11	10.63	2.21	8.36	2.22%	2.10%
Administrator Class (ESPIX)	07/23/1996					18.69	11.75	3.23	9.45	1.31%	1.10%
Institutional Class (ESPNX)	07/30/2010					18.79	11.84	3.25	9.46	1.04%	0.95%
Russell 2000® Value Index[6]						20.31	14.57	2.50	8.69

*	Returns for periods of less than one year are not annualized.

**	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Fund’s Web site – www.wellsfargo.com/advantagefunds.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund’s prospectus for additional information on these and other risks.

3.	Historical performance shown for the Institutional Class shares prior to their inception, reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for all classes of the Fund prior to July 19, 2010 is based on the performance of the fund’s predecessor, Evergreen Special Values Fund.

4.	Reflects the expense ratios as stated in the most recent prospectuses.

5.	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.34% for Class A, 2.09% for Class B, 2.09% for Class C, 1.09% for Administrator Class and 0.94% for Administrator Class. Without this cap, the Fund’s returns would have been lower.

6.	The Russell 2000® Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

16	Wells Fargo Advantage Small and Mid Cap Stock Funds	Performance Highlights

Wells Fargo Advantage Traditional Small Cap Growth Fund

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Paul Carder

Jeffrey. S. Drummond

Linda Freeman

Jeffrey Harrison

FUND INCEPTION

April 15, 1985

TEN LARGEST EQUITY HOLDINGS[1] (AS OF APRIL 30, 2011)
Taleo Corporation Class A	1.76%
Hexcel Corporation	1.67%
World Fuel Services Corporation	1.63%
Dollar Financial Corporation	1.56%
Equinix Incorporated	1.56%
MSC Industrial Direct Company	1.53%
Goodrich Petroleum Corporation	1.53%
ComScore Incorporated	1.50%
Portfolio Recovery Associates Incorporated	1.47%
Ciena Corporation	1.45%

SECTOR DISTRIBUTION[2] (AS OF APRIL 30, 2011)

1.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the dates specified.

2.	Sector distribution is subject to change and is calculated based on the total common stocks of the Fund.

Performance Highlights	Wells Fargo Advantage Small and Mid Cap Stock Funds	17

Wells Fargo Advantage Traditional Small Cap Growth Fund (continued)

AVERAGE ANNUAL TOTAL RETURN3 (%) (AS OF APRIL 30, 2011)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[4]
	Inception Date	6-Months*	1-Year	5-Year	10-Year	6-Months*	1-Year	5-Year	10-Year	Gross	Net[5]
Class A (EGWAX)	06/05/1995	21.28	21.84	3.91	5.46	28.65	29.28	5.14	6.09	1.48%	1.34%
Class C (EGWCX)	07/30/2010	27.13	27.34	4.36	5.30	28.13	28.34	4.36	5.30	2.23%	2.09%
Administrator Class (EGWDX)	07/30/2010					28.69	29.39	5.19	6.15	1.32%	1.21%
Institutional Class (EGRYX)	11/19/1997					28.78	29.73	5.43	6.39	1.05%	0.99%
Russell 2000™ Growth Index[6]						27.07	30.29	5.14	5.59

*	Returns for periods of less than one year are not annualized.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Fund’s Web site – www.wellsfargo.com/advantagefunds.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund’s prospectus for additional information on these and other risks.

3.	Historical performance shown for Class C shares prior to their inception reflects the performance of Class A shares, adjusted to reflect the higher expenses applicable to Class C shares. Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect the higher expenses applicable to the Administrator Class shares. Historical performance shown for all classes of the Fund prior to July 19, 2010 is based on the performance of the Fund’s predecessor, Evergreen Growth Fund.

4.	Reflects the expense ratios as stated in the most recent prospectuses.

5.	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.33% for Class A, 2.08% for Class C, 1.20% for Administrator Class and 0.98% for Institutional Class. Without this cap, the Fund’s returns would have been lower.

6.	The Russell 2000TM Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

18	Wells Fargo Advantage Small and Mid Cap Stock Funds	Fund Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from November 1, 2010 to April 30, 2011.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Wells Fargo Advantage Intrinsic Small Cap Value Fund	Beginning Account Value 11-01-2010	Ending Account Value 04-30-2011	Expenses Paid During the Period[1]	Net Annual Expense Ratio
Class A
Actual	$1,000.00	$1,209.99	$7.78	1.42%
Hypothetical	$1,000.00	$1,017.75	$7.10	1.42%
Class C
Actual	$1,000.00	$1,206.69	$11.87	2.17%
Hypothetical	$1,000.00	$1,014.03	$10.84	2.17%
Administrator Class
Actual	$1,000.00	$1,212.08	$6.58	1.20%
Hypothetical	$1,000.00	$1,018.84	$6.01	1.20%
Institutional Class
Actual	$1,000.00	$1,212.86	$5.38	0.98%
Hypothetical	$1,000.00	$1,019.93	$4.91	0.98%
Investor Class
Actual	$1,000.00	$1,209.49	$8.11	1.48%
Hypothetical	$1,000.00	$1,017.46	$7.40	1.48%

Fund Expenses	Wells Fargo Advantage Small and Mid Cap Stock Funds	19

Wells Fargo Advantage Small Cap Growth Fund	Beginning Account Value 11-01-2010	Ending Account Value 04-30-2011	Expenses Paid During the Period[1]	Net Annual Expense Ratio
Class A
Actual	$1,000.00	$1,226.30	$7.51	1.36%
Hypothetical	$1,000.00	$1,018.05	$6.80	1.36%
Class B
Actual	$1,000.00	$1,222.04	$11.68	2.12%
Hypothetical	$1,000.00	$1,014.28	$10.59	2.12%
Class C
Actual	$1,000.00	$1,222.50	$11.68	2.12%
Hypothetical	$1,000.00	$1,014.28	$10.59	2.12%
Administrator Class
Actual	$1,000.00	$1,227.12	$6.63	1.20%
Hypothetical	$1,000.00	$1,018.84	$6.01	1.20%
Institutional Class
Actual	$1,000.00	$1,229.89	$4.98	0.90%
Hypothetical	$1,000.00	$1,020.33	$4.51	0.90%
Investor Class
Actual	$1,000.00	$1,226.04	$7.95	1.44%
Hypothetical	$1,000.00	$1,017.65	$7.20	1.44%
Wells Fargo Advantage Small Cap Opportunities Fund
Administrator Class
Actual	$1,000.00	$1,188.32	$6.51	1.20%
Hypothetical	$1,000.00	$1,018.84	$6.01	1.20%
Wells Fargo Advantage Small Cap Value Fund
Class A
Actual	$1,000.00	$1,145.73	$6.92	1.30%
Hypothetical	$1,000.00	$1,018.35	$6.51	1.30%
Class B
Actual	$1,000.00	$1,141.38	$10.83	2.04%
Hypothetical	$1,000.00	$1,014.68	$10.19	2.04%
Class C
Actual	$1,000.00	$1,141.43	$10.88	2.05%
Hypothetical	$1,000.00	$1,014.63	$10.24	2.05%
Administrator Class
Actual	$1,000.00	$1,146.42	$5.85	1.10%
Hypothetical	$1,000.00	$1,019.34	$5.51	1.10%
Institutional Class
Actual	$1,000.00	$1,148.02	$4.74	0.89%
Hypothetical	$1,000.00	$1,020.38	$4.46	0.89%
Investor Class
Actual	$1,000.00	$1,145.49	$7.08	1.33%
Hypothetical	$1,000.00	$1,018.20	$6.66	1.33%

20	Wells Fargo Advantage Small and Mid Cap Stock Funds	Fund Expenses

Wells Fargo Advantage Small/Mid Cap Value Fund	Beginning Account Value 11-01-2010	Ending Account Value 04-30-2011	Expenses Paid During the Period[1]	Net Annual Expense Ratio
Class A
Actual	$1,000.00	$1,168.97	$7.48	1.39%
Hypothetical	$1,000.00	$1,017.90	$6.95	1.39%
Class C
Actual	$1,000.00	$1,165.44	$11.49	2.14%
Hypothetical	$1,000.00	$1,014.18	$10.69	2.14%
Administrator Class
Actual	$1,000.00	$1,171.09	$6.19	1.15%
Hypothetical	$1,000.00	$1,019.09	$5.76	1.15%
Institutional Class
Actual	$1,000.00	$1,172.20	$5.12	0.95%
Hypothetical	$1,000.00	$1,020.08	$4.76	0.95%
Investor Class
Actual	$1,000.00	$1,168.78	$7.85	1.46%
Hypothetical	$1,000.00	$1,017.55	$7.30	1.46%
Wells Fargo Advantage Special Small Cap Value Fund
Class A
Actual	$1,000.00	$1,186.05	$7.26	1.34%
Hypothetical	$1,000.00	$1,018.15	$6.71	1.34%
Class B
Actual	$1,000.00	$1,181.24	$11.30	2.09%
Hypothetical	$1,000.00	$1,014.43	$10.44	2.09%
Class C
Actual	$1,000.00	$1,181.10	$11.30	2.09%
Hypothetical	$1,000.00	$1,014.43	$10.44	2.09%
Administrator Class
Actual	$1,000.00	$1,186.87	$5.91	1.09%
Hypothetical	$1,000.00	$1,019.39	$5.46	1.09%
Institutional Class
Actual	$1,000.00	$1,187.88	$5.05	0.93%
Hypothetical	$1,000.00	$1,020.18	$4.66	0.93%
Wells Fargo Advantage Traditional Small Cap Growth Fund
Class A
Actual	$1,000.00	$1,286.51	$7.54	1.33%
Hypothetical	$1,000.00	$1,018.20	$6.66	1.33%
Class C
Actual	$1,000.00	$1,281.32	$11.77	2.08%
Hypothetical	$1,000.00	$1,014.48	$10.39	2.08%
Administrator Class
Actual	$1,000.00	$1,286.86	$6.80	1.20%
Hypothetical	$1,000.00	$1,018.84	$6.01	1.20%
Institutional Class
Actual	$1,000.00	$1,287.81	$5.56	0.98%
Hypothetical	$1,000.00	$1,019.93	$4.91	0.98%

1.	Expenses paid is equal to each class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period divided by 365 (to reflect the one-half year period).

Portfolio of Investments—April 30, 2011 (Unaudited)	Wells Fargo Advantage Small and Mid Cap Stock Funds	21

INTRINSIC SMALL CAP VALUE FUND

Security Name	Shares	Value

Common Stocks: 96.34%

Consumer Discretionary: 19.20%

Automobiles: 1.40%
Thor Industries Incorporated«	63,500	$1,969,135

Hotels, Restaurants & Leisure: 4.00%
CEC Entertainment Incorporated	44,500	1,683,435
P.F. Chang’s China Bistro Incorporated	49,500	1,984,950
Papa Johns International Incorporated†«	65,500	1,968,930

		5,637,315

Household Durables: 3.10%
Ethan Allen Interiors Incorporated	76,500	1,842,885
MDC Holdings Incorporated«	86,500	2,524,935

		4,367,820

Specialty Retail: 6.15%
Aeropostale Incorporated†«	76,500	1,953,045
Group 1 Automotive Incorporated«	35,000	1,506,400
Jo S.A. Bank Clothiers Incorporated†	48,500	2,542,370
OfficeMax Incorporated†«	268,000	2,669,280

		8,671,095

Textiles, Apparel & Luxury Goods: 4.55%
Carter Incorporated†	66,500	2,056,180
Jones Group Incorporated	153,500	2,092,205
Volcom Incorporated«	114,500	2,259,085

		6,407,470

Consumer Staples: 4.83%

Food Products: 4.83%
Flowers Foods Incorporated«	65,500	2,001,680
J&J Snack Foods Corporation	27,000	1,372,140
Ralcorp Holdings Incorporated†«	44,000	3,423,200

		6,797,020

Energy: 2.75%

Energy Equipment & Services: 2.75%
Oceaneering International Incorporated†	22,500	1,966,950
Tetra Technologies Incorporated†	129,000	1,905,330

		3,872,280

Financials: 15.89%

Commercial Banks: 10.74%
Associated Banc-Corporation«	158,000	2,306,800
Cathay General Bancorporation«	182,000	3,103,100
CVB Financial Corporation	270,500	2,634,670
First Midwest Bancorp Incorporated	168,000	2,200,800
Glacier Bancorp Incorporated«	145,500	2,186,865

22	Wells Fargo Advantage Small and Mid Cap Stock Funds	Portfolio of Investments—April 30, 2011 (Unaudited)

INTRINSIC SMALL CAP VALUE FUND

Security Name	Shares	Value

Commercial Banks (continued)
Zions Bancorporation«	110,500	$2,701,725

		15,133,960

Insurance: 5.15%
Horace Mann Educators Corporation	118,000	2,109,840
Selective Insurance Group Incorporated	150,000	2,646,000
Stancorp Financial Group Incorporated«	58,000	2,499,800

		7,255,640

Health Care: 13.68%

Health Care Equipment & Supplies: 2.18%
ICU Medical Incorporated†	5,820	262,540
Steris Corporation	78,000	2,811,120

		3,073,660

Health Care Providers & Services: 4.69%
Amedisys Incorporated†«	83,500	2,782,220
AMN Healthcare Services Incorporated†«	241,500	2,084,145
Chemed Corporation	25,000	1,740,750

		6,607,115

Life Sciences Tools & Services: 6.81%
Bio-Rad Laboratories Incorporated†«	21,000	2,627,520
Charles River Laboratories International Incorporated†	68,000	2,868,920
Covance Incorporated†«	65,500	4,100,300

		9,596,740

Industrials: 20.08%

Air Freight & Logistics: 1.70%
Forward Air Corporation«	71,000	2,387,020

Commercial Services & Supplies: 11.08%
Copart Incorporated†	50,000	2,268,500
FTI Consulting Incorporated†«	35,500	1,416,450
Heidrick & Struggles International Incorporated	53,950	1,262,430
Kar Auction Services Incorporated†	99,700	1,944,150
Resources Connection Incorporated	170,500	2,521,695
Schawk Incorporated«	98,000	1,848,280
School Specialty Incorporated†	162,500	2,406,625
United Stationers Incorporated	27,000	1,945,620

		15,613,750

Construction & Engineering: 1.35%
Pike Electric Corporation†	187,000	1,899,920

Machinery: 3.80%
Trinity Industries Incorporated	75,500	2,733,100
Wabtec Corporation	29,000	2,070,020
Watts Water Technologies Incorporated	14,300	553,410

		5,356,530

Portfolio of Investments—April 30, 2011 (Unaudited)	Wells Fargo Advantage Small and Mid Cap Stock Funds	23

INTRINSIC SMALL CAP VALUE FUND

Security Name	Shares	Value

Road & Rail: 2.15%
Landstar System Incorporated	64,000	$3,033,600

Information Technology: 16.32%

Communications Equipment: 3.32%
Brocade Communications Systems Incorporated†	419,000	2,618,750
Plantronics Incorporated	55,500	2,057,385

		4,676,135

Computers & Peripherals: 3.79%
Avid Technology Incorporated†«	122,800	2,281,624
Electronics for Imaging Incorporated†	170,500	3,062,180

		5,343,804

Electronic Equipment & Instruments: 2.53%
Ingenico ADR	69,300	688,946
Jabil Circuit Incorporated«	145,000	2,876,800

		3,565,746

Internet Software & Services: 1.40%
DealerTrack Holdings Incorporated†	87,550	1,966,373

Semiconductors & Semiconductor Equipment: 5.28%
ATMI Incorporated†«	84,500	1,682,395
Entegris Incorporated†	496,500	4,284,795
Varian Semiconductor Equipment Associates Incorporated†	35,000	1,467,550

		7,434,740

Materials: 1.17%

Paper & Forest Products: 1.17%
P.H Glatfelter Company«	121,500	1,652,400

Telecommunication Services: 0.96%

Diversified Telecommunication Services: 0.96%
General Communication Incorporated Class A†	118,000	1,357,000

Utilities: 1.46%

Electric Utilities: 1.46%
Westar Energy Incorporated«	75,500	2,054,355

Total Common Stocks (Cost $110,474,740)		135,730,623

24	Wells Fargo Advantage Small and Mid Cap Stock Funds	Portfolio of Investments—April 30, 2011 (Unaudited)

INTRINSIC SMALL CAP VALUE FUND

Security Name	Interest Rate	Maturity Date	Principal	Value

Short-Term Investments: 26.21%

Corporate Bonds and Notes: 0.72%
Gryphon Funding Limited(a)(i)(v)	0.00%	08/05/2011	$890,194	$383,318
VFNC Corporation(a)††(i)(v)±	0.25	09/29/2011	1,073,565	633,403

				1,016,721

	Yield		Shares

Investment Companies: 25.49%
Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)	0.09		7,505,010	7,505,010
Wells Fargo Securities Lending Cash Investment, LLC(v)(l)(u)	0.20		28,398,654	28,398,654

				35,903,664

Total Short-Term Investments (Cost $36,408,805)				36,920,385

Total Investments in Securities (Cost $146,883,545)*	122.55%	172,651,008
Other Assets and Liabilities, Net	(22.55)	(31,773,383)

Total Net Assets	100.00%	$140,877,625

†	Non-income earning security.

«	All or a portion of this security is on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(i)	Illiquid security

(v)	Security represents investment of cash collateral received from securities on loan.
(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

±	Variable rate investments.

*	Cost for federal income tax purposes is $149,087,488 and net unrealized appreciation (depreciation) consist of:

Gross unrealized appreciation	$24,998,159
Gross unrealized depreciation	(1,434,639)

Net unrealized appreciation	$23,563,520

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—April 30, 2011 (Unaudited)	Wells Fargo Advantage Small and Mid Cap Stock Funds	25

SMALL CAP GROWTH FUND

Security Name	Shares	Value

Common Stocks: 91.84%

Consumer Discretionary: 15.65%

Diversified Consumer Services: 0.89%
Bridgepoint Education Incorporated†	432,205	$7,585,198
Coinstar Incorporated†	45,900	2,477,682
Grand Canyon Education Incorporated†	154,564	2,234,995

		12,297,875

Hotels, Restaurants & Leisure: 7.12%
BJ’s Restaurants Incorporated†«	345,560	16,224,042
Bravo Brio Restaurant Group Incorporated†	304,178	6,278,234
Gaylord Entertainment Company†«	685,700	24,596,059
Life Time Fitness Incorporated†«	603,700	23,616,744
Scientific Games Corporation Class A†	2,197,430	23,116,964
Shuffle Master Incorporated†	419,407	4,584,119

		98,416,162

Internet & Catalog Retail: 1.79%
Shutterfly Incorporated†	401,929	24,742,749

Media: 2.12%
IMAX Corporation†	231,300	8,114,004
Live Nation Incorporated†«	1,056,105	11,712,204
Reachlocal Incorporated†	406,852	9,455,240

		29,281,448

Specialty Retail: 2.50%
Hibbett Sports Incorporated†«	200,200	7,563,556
Tractor Supply Company«	108,600	6,719,082
Ulta Salon Cosmetics & Fragrance Incorporated†«	73,800	3,925,422
Vitamin Shoppe Incorporated†	420,000	16,388,400

		34,596,460

Textiles, Apparel & Luxury Goods: 1.23%
Vera Bradley Incorporated†	192,963	9,385,720
Warnaco Group Incorporated†«	119,100	7,665,276

		17,050,996

Energy: 5.85%

Oil, Gas & Consumable Fuels: 5.85%
Approach Resources Incorporated†	495,000	14,572,800
Brigham Exploration Company†«	495,450	16,612,439
Carrizo Oil & Gas Incorporated†«	92,625	3,690,180
Kodiak Oil & Gas Corporation†«	375,900	2,638,818
Northern Oil & Gas Incorporated†«	1,306,200	31,035,312
Oasis Petroleum Incorporated†	400,000	12,292,000

		80,841,549

26	Wells Fargo Advantage Small and Mid Cap Stock Funds	Portfolio of Investments—April 30, 2011 (Unaudited)

SMALL CAP GROWTH FUND

Security Name	Shares	Value

Financials: 0.21%

Capital Markets: 0.15%
Financial Engines Incorporated†	71,100	$2,021,373

Commercial Banks: 0.06%
Park Sterling Corporation†	173,015	826,147

Health Care: 14.71%

Biotechnology: 0.15%
Exact Sciences Corporation†«	264,620	2,119,606

Health Care Equipment & Supplies: 6.23%
DexCom Incorporated†	335,900	5,592,735
Greatbatch Incorporated†	132,379	3,583,500
Masimo Corporation	116,620	4,057,210
NxStage Medical Incorporated†«	556,300	13,707,232
Sirona Dental Systems Incorporated†	50,610	2,888,313
SonoSite Incorporated†	533,542	18,513,907
Volcano Corporation†	805,000	21,461,300
Zoll Medical Corporation†«	287,600	16,301,168

		86,105,365

Health Care Providers & Services: 3.93%
Catalyst Health Solutions Incorporated†	210,745	12,551,972
Centene Corporation†«	238,900	8,655,347
ePocrates Incorporated†«	172,252	4,030,697
HMS Holdings Corporation†«	370,390	29,153,397

		54,391,413

Health Care Technology: 1.28%
Quality Systems Incorporated	77,726	6,973,577
SXC Health Solutions Corporation†	194,270	10,715,933

		17,689,510

Life Sciences Tools & Services: 0.61%
Luminex Corporation†	434,639	8,427,650

Pharmaceuticals: 2.51%
Akorn Incorporated†«	1,086,686	7,193,861
Auxilium Pharmaceuticals Incorporated†	179,900	4,382,364
Impax Laboratories Incorporated†	364,700	9,985,486
Jazz Pharmaceuticals Incorporated†«	409,500	13,067,145

		34,628,856

Industrials: 18.38%

Aerospace & Defense: 0.69%
Esterline Technologies Corporation†	132,108	9,485,354

Air Freight & Logistics: 0.06%
UTI Worldwide Incorporated	36,190	811,018

Portfolio of Investments—April 30, 2011 (Unaudited)	Wells Fargo Advantage Small and Mid Cap Stock Funds	27

SMALL CAP GROWTH FUND

Security Name	Shares	Value

Commercial Services & Supplies: 5.60%
Clean Harbors Incorporated†	54,519	$5,370,122
Corporate Executive Board Company	539,751	21,509,077
ICF International Incorporated†	97,926	2,385,477
InnerWorkings Incorporated†	2,056,151	18,443,674
Kforce Incorporated†	120,252	1,881,944
On Assignment Incorporated†	1,188,277	13,035,399
Sykes Enterprises Incorporated†«	607,136	12,160,934
United Stationers Incorporated	36,700	2,644,602

		77,431,229

Electrical Equipment: 3.48%
Altra Holdings Incorporated†«	643,310	16,333,641
Polypore International Incorporated†«	514,800	31,799,196

		48,132,837

Machinery: 4.23%
Chart Industries Incorporated†	329,895	16,036,196
Circor International Incorporated	58,569	2,660,790
Robbins & Myers Incorporated«	423,000	18,387,810
The Middleby Corporation†«	121,200	10,868,004
Trimas Corporation†	456,587	10,597,384

		58,550,184

Road & Rail: 2.70%
Genesee & Wyoming Incorporated†	337,400	20,912,052
Greenbrier Companies Incorporated†«	605,500	16,390,885

		37,302,937

Trading Companies & Distributors: 1.62%
DXP Enterprises Incorporated†	234,998	6,168,698
Titan Machinery Incorporated†«	278,800	8,771,048
Wesco International Incorporated†«	121,300	7,514,535

		22,454,281

Information Technology: 34.93%

Communications Equipment: 3.81%
Aruba Networks Incorporated†«	769,200	27,637,356
Blue Coat Systems Incorporated†«	189,900	5,469,120
Ixia†«	924,126	15,100,219
ShoreTel Incorporated†	432,500	4,519,625

		52,726,320

Electronic Equipment & Instruments: 0.94%
Rofin-Sinar Technologies Incorporated†	299,600	12,975,676

Internet Software & Services: 9.91%
Constant Contact Incorporrated†«	176,100	4,879,731
DealerTrack Holdings Incorporated†«	119,000	2,672,740

28	Wells Fargo Advantage Small and Mid Cap Stock Funds	Portfolio of Investments—April 30, 2011 (Unaudited)

SMALL CAP GROWTH FUND

Security Name	Shares	Value

Internet Software & Services (continued)
Demand Media Incorporated†«	121,300	$2,009,941
Envestnet Incorporated†	434,911	5,762,571
GSI Commerce Incorporated†	814,226	23,832,395
Liveperson Incorporated†«	65,000	868,400
LogMeIn Incorporated†«	292,300	12,589,361
LoopNet Incorporated†	593,663	11,030,259
Marchex Incorporated Class B	970,447	6,851,356
Mercadolibre Incorporated«	78,000	7,129,200
Move Incorporated†	3,617,702	8,646,308
Perficient Incorporated†	220,000	2,747,800
Quinstreet Incorporated†	810,562	14,654,961
SciQuest Incorporated†	487,005	6,944,691
Support.com Incorporated†	818,840	4,691,953
VistaPrint NV†	399,022	21,706,797

		137,018,464

IT Services: 3.70%
Gartner Incorporated†	223,058	9,571,419
Sapient Corporation†«	1,189,149	15,013,006
Syntel Incorporated«	136,800	7,480,224
Wright Express Corporation†	337,591	19,016,501

		51,081,150

Semiconductors & Semiconductor Equipment: 7.30%
Cavium Networks Incorporated†«	304,100	14,359,602
Entegris Incorporated†	977,600	8,436,688
EZchip Semiconductor Limited†	316,838	10,135,648
Microsemi Corporation†	1,111,159	26,223,352
Monolithic Power Systems Incorporated†	170,768	2,899,641
NetLogic Microsystems Incorporated†	425,400	18,347,502
PMC-Sierra Incorporated†	2,565,350	20,574,107

		100,976,540

Software: 9.27%
Allot Communications Limited†«	452,040	7,390,854
Blackboard Incorporated†	182,600	8,784,886
ChinaCache International Holdings Limited ADR†«	527,800	8,872,318
Fortinet Incorporated†	161,500	7,865,050
Radiant Systems Incorporated†«	368,700	7,344,504
Realpage Incorporated†	266,400	8,498,160
SuccessFactors Incorporated†	479,040	16,608,317
Synchronoss Technologies Incorporated†	646,661	20,861,284
Taleo Corporation Class A†«	357,557	12,968,592
Ultimate Software Group Incorporated†«	173,200	9,699,200
VanceInfo Technologies Incorporated ADR†«	569,700	18,321,552
Velti plc†	50,000	921,000

		128,135,717

Portfolio of Investments—April 30, 2011 (Unaudited)	Wells Fargo Advantage Small and Mid Cap Stock Funds	29

SMALL CAP GROWTH FUND

Security Name			Shares	Value

Materials: 1.02%

Chemicals: 1.02%
Solutia Incorporated†			536,900	$14,147,315

Telecommunication Services: 1.09%

Diversified Telecommunication Services: 1.09%
Cbeyond Incorporated†			1,182,483	15,088,483

Total Common Stocks (Cost $1,059,531,515)				1,269,754,664

Investment Companies: 4.90%
iShares Russell 2000 Growth Index Fund«			686,409	67,796,616

Total Investment Companies (Cost $63,829,641)				67,796,616

	Interest Rate	Maturity Date	Principal

Short-Term Investments: 20.91%

Corporate Bonds and Notes: 0.36%
Gryphon Funding Limited(a)(i)(v)	0.00%	08/05/2011	$4,350,670	1,873,398
VFNC Corporation(a)††(i)(v)±	0.25	09/29/2011	5,246,861	3,095,648

				4,969,046

	Yield		Shares

Investment Companies: 20.55%
Wells Fargo Advantage Cash Investment Money Market Fund (l)(u)	0.09		35,472,049	35,472,049
Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)	0.20		248,728,380	248,728,380

				284,200,429

Total Short-Term Investments (Cost $286,669,220)				289,169,475

Total Investments in Securities
(Cost $1,410,030,376)*	117.65%	1,626,720,755
Other Assets and Liabilities, Net	(17.65)	(244,073,000)

Total Net Assets	100.00%	$1,382,647,755

†	Non-income earning security.

«	All or a portion of this security is on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(i)	Illiquid security

(v)	Security represents investment of cash collateral received from securities on loan.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

±	Variable rate investments.

*	Cost for federal income tax purposes is $1,417,149,493 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$229,267,480
Gross unrealized depreciation	(19,696,218)

Net unrealized appreciation	$209,571,262

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Advantage Small and Mid Cap Stock Funds	Portfolio of Investments—April 30, 2011 (Unaudited)

SMALL CAP OPPORTUNITIES FUND

Security Name	Shares	Value

Common Stocks: 86.00%

Consumer Discretionary: 12.75%

Auto Components: 0.33%
BorgWarner Incorporated†	35,300	$2,726,572

Distributors: 0.67%
LKQ Corporation†	218,900	5,520,658

Diversified Consumer Services: 0.58%
Capella Education Company†«	43,500	2,157,600
Matthews International Corporation	65,800	2,641,212

		4,798,812

Hotels, Restaurants & Leisure: 3.02%
Ambassadors Group Incorporated(i)	428,900	4,323,312
Bally Technologies Incorporated	168,300	6,562,017
Home Inns & Hotels Management ADR†«	45,900	1,984,257
Life Time Fitness Incorporated†	64,200	2,511,504
Pinnacle Entertainment Incorporated†«	333,900	4,634,532
Scientific Games Corporation Class A†«	205,400	2,160,808
Wendy’s Arby’s Group Incorporated	563,700	2,717,034

		24,893,464

Household Durables: 1.60%
American Greetings Corporation Class A«	85,200	2,095,920
Harman International Industries Incorporated	141,300	6,857,289
Jarden Corporation	114,900	4,181,211

		13,134,420

Media: 2.62%
Arbitron Incorporated	205,500	7,948,740
Clear Channel Outdoor Holdings Incorporated†	384,300	5,287,968
DreamWorks Animation SKG Incorporated†«	102,100	2,704,629
Lamar Advertising Company Class A†	53,600	1,743,072
Meredith Corporation«	58,600	1,958,412
Valassis Communications Incorporated†	65,700	1,897,429

		21,540,250

Specialty Retail: 3.59%
Children’s Place Retail Stores Incorporated†«	75,800	4,030,286
Citi Trends Incorporated†	84,700	1,885,422
Collective Brands Incorporated†«	231,200	4,855,200
Lithia Motors Incorporated Class A	139,800	2,542,962
Men’s Wearhouse Incorporated«	287,100	8,007,219
Rent-A-Center Incorporated	268,800	8,184,960

		29,506,049

Textiles, Apparel & Luxury Goods: 0.34%
Volcom Incorporated«	140,600	2,774,038

Portfolio of Investments—April 30, 2011 (Unaudited)	Wells Fargo Advantage Small and Mid Cap Stock Funds	31

SMALL CAP OPPORTUNITIES FUND

Security Name	Shares	Value

Consumer Staples: 1.63%

Food & Staples Retailing: 0.85%
Nash Finch Company	188,100	$7,001,082

Food Products: 0.78%
Diamond Foods Incorporated«	32,600	2,138,560
Sanderson Farms Incorporated«	88,900	4,231,640

		6,370,200

Energy: 5.52%

Energy Equipment & Services: 2.83%
Helix Energy Solutions Group Incorporated†«	647,200	12,251,496
Ram Power Corporation	1,080,900	799,693
Superior Energy Services Incorporated†	265,900	10,215,878

		23,267,067

Oil, Gas & Consumable Fuels: 2.69%
Approach Resources Incorporated†	103,200	3,038,208
Carrizo Oil & Gas Incorporated†«	169,200	6,740,928
Penn Virginia Corporation«	207,800	3,212,588
SM Energy Company	120,300	9,125,958

		22,117,682

Financials: 13.55%

Capital Markets: 1.82%
Apollo Global Management†	287,300	5,194,384
Knight Capital Group Incorporated Class A†«	315,800	4,332,776
Lazard Limited	132,600	5,436,600

		14,963,760

Commercial Banks: 3.98%
Bank of Hawaii Corporation«	50,300	2,454,137
CVB Financial Corporation	389,810	3,796,749
IBERIABANK Corporation	71,300	4,278,713
MB Financial Incorporated	93,300	1,930,377
Old National Bancorp«	260,100	2,692,035
Simmons First National Corporation	126,000	3,325,140
SVB Financial Group†«	100,100	6,050,044
Texas Capital Bancshares Incorporated†«	126,100	3,253,380
Westamerica Bancorporation«	97,300	4,941,867

		32,722,442

Consumer Finance: 0.22%
Cash America International Incorporated«	38,700	1,836,315

Diversified Financial Services: 0.45%
Compass Diversified Holdings	221,700	3,715,692

32	Wells Fargo Advantage Small and Mid Cap Stock Funds	Portfolio of Investments—April 30, 2011 (Unaudited)

SMALL CAP OPPORTUNITIES FUND

Security Name	Shares	Value

Insurance: 2.45%
Brown & Brown Incorporated	134,100	$3,466,485
Employers Holdings Incorporated«	112,400	2,265,984
Infinity Property & Casualty Corporation	34,200	2,021,220
Primerica Incorporated	76,500	1,768,680
Reinsurance Group of America Incorporated	97,200	6,152,760
RLI Corporation«	46,500	2,754,660
Stancorp Financial Group Incorporated«	39,800	1,715,380

		20,145,169

Real Estate Investment Trusts (REITs): 3.16%
Colonial Properties Trust	194,700	4,119,852
Home Properties Incorporated«	176,100	11,164,740
Investors Real Estate Trust«	51,800	487,438
Pebblebrook Hotel Trust	203,000	4,354,350
Redwood Trust Incorporated«	290,900	4,604,947
Sabra Health Care REIT Incorporated	76,100	1,280,002

		26,011,329

Real Estate Management & Development: 0.41%
Altisource Portfolio Solutions†	104,700	3,400,656

Thrifts & Mortgage Finance: 1.06%
Ocwen Financial Corporation†«	725,700	8,686,629

Health Care: 14.16%

Biotechnology: 1.37%
Cepheid Incorporated†«	100,900	3,260,079
Lexicon Genetics Incorporated†«	1,028,600	1,728,048
Onyx Pharmaceuticals Incorporated†	73,700	2,768,909
Seattle Genetics Incorporated†«	213,400	3,544,574

		11,301,610

Health Care Equipment & Supplies: 4.91%
Cooper Companies Incorporated	151,500	11,347,350
Haemonetics Corporation†«	108,600	7,623,720
Masimo Corporation«	223,900	7,789,481
Orthofix International NV†	22,600	769,982
Sirona Dental Systems Incorporated†	55,400	3,161,678
Volcano Corporation†«	87,000	2,319,420
West Pharmaceutical Services Incorporated«	155,900	7,364,716

		40,376,347

Health Care Providers & Services: 6.14%
Amedisys Incorporated†«	53,800	1,792,616
AMERIGROUP Corporation†«	111,100	7,588,130
Brookdale Senior Living Incorporated†	190,400	5,186,496
Centene Corporation†	218,800	7,927,124
Emergency Medical Services Corporation†	124,200	7,923,960
HMS Holdings Corporation†«	23,900	1,881,169
IPA The Hospitalist Company†«	90,900	4,714,074
Kindred Healthcare Incorporated†«	82,600	2,083,172

Portfolio of Investments—April 30, 2011 (Unaudited)	Wells Fargo Advantage Small and Mid Cap Stock Funds	33

SMALL CAP OPPORTUNITIES FUND

Security Name	Shares	Value

Health Care Providers & Services (continued)
RehabCare Group Incorporated†	173,700	$6,525,909
Team Health Holdings LLC†	147,900	2,940,252
VCA Antech Incorporated†«	77,900	1,916,340

		50,479,242

Life Sciences Tools & Services: 1.04%
Fluidigm Corporation†«	46,300	766,265
Parexel International Corporation†«	184,600	5,124,496
TECHNE Corporation	34,200	2,657,682

		8,548,443

Pharmaceuticals: 0.70%
Medicis Pharmaceutical Corporation Class A	57,100	2,024,766
Salix Pharmaceuticals Limited†	95,300	3,744,337

		5,769,103

Industrials: 11.63%

Aerospace & Defense: 0.24%
Kratos Defense & Security Solutions Incorporated†	142,700	1,950,709

Air Freight & Logistics: 0.34%
Atlas Air Worldwide Holdings Incorporated†	41,100	2,832,201

Airlines: 0.70%
Allegiant Travel Company«	41,200	1,848,644
Hawaiian Holdings Incorporated†	669,300	3,915,405

		5,764,049

Commercial Services & Supplies: 4.39%
FTI Consulting Incorporated†«	152,100	6,068,790
Healthcare Services Group«	240,300	4,267,728
IESI-BFC Limited	261,800	6,634,012
Standard Parking Corporation†(i)	290,861	5,087,159
Stantec Incorporated†	111,894	3,526,586
Towers Watson & Company	93,400	5,357,424
Waste Connections Incorporated	168,425	5,182,437

		36,124,136

Construction & Engineering: 1.91%
Dycom Industries Incorporated	235,000	3,492,100
Michael Baker Corporation†«	69,900	1,722,336
Orion Marine Group Incorporated†	192,600	1,989,558
Pike Electric Corporation†(i)	449,100	4,562,856
Shaw Group Incorporated†	101,800	3,960,020

		15,726,870

Electrical Equipment: 0.95%
GrafTech International Limited†«	337,800	7,836,960

34	Wells Fargo Advantage Small and Mid Cap Stock Funds	Portfolio of Investments—April 30, 2011 (Unaudited)

SMALL CAP OPPORTUNITIES FUND

Security Name	Shares	Value

Machinery: 2.26%
Columbus Mckinnon Corporation†«	84,000	$1,680,000
Enpro Industries Incorporated†«	174,100	6,977,928
ESCO Technologies Incorporated	30,900	1,133,412
IDEX Corporation	110,100	5,165,892
Wabash National Corporation†«	327,600	3,613,428

		18,570,660

Road & Rail: 0.24%
Genesee & Wyoming Incorporated†	32,100	1,989,558

Trading Companies & Distributors: 0.60%
Applied Industrial Technologies Incorporated	139,800	4,929,348

Information Technology: 15.18%

Communications Equipment: 0.68%
EXFO Incorporated†	337,100	3,172,111
Mitel Networks Corporation†(i)	464,694	2,458,231

		5,630,342

Computers & Peripherals: 0.40%
QLogic Corporation†«	181,500	3,263,370

Electronic Equipment & Instruments: 1.93%
Aeroflex Holding Corporation†	174,700	3,092,190
Methode Electronics Incorporated	216,000	2,669,760
Power One Incorporated†«	352,800	2,914,128
Rofin-Sinar Technologies Incorporated†	100,300	4,343,993
ScanSource Incorporated«	80,100	2,865,177

		15,885,248

Internet Software & Services: 2.13%
ComScore Incorporated†«	238,300	7,103,723
Digital River Incorporated†	202,400	6,586,096
Monster Worldwide Incorporated†«	235,200	3,859,632

		17,549,451

IT Services: 1.74%
Forrester Research Incorporated	195,000	7,704,450
Gartner Incorporated†	45,600	1,956,696
Genpact Limited†	125,300	2,016,077
TNS Incorporated†	158,145	2,598,322

		14,275,545

Semiconductors & Semiconductor Equipment: 2.92%
Anadigics Incorporated†	432,700	1,691,857
Atmel Corporation†	388,300	5,940,990
FEI Company†	102,100	3,314,166
Integrated Device Technology Incorporated†	874,400	7,113,244
Standard Microsystems Corporation†	220,300	5,981,145

		24,041,402

Portfolio of Investments—April 30, 2011 (Unaudited)	Wells Fargo Advantage Small and Mid Cap Stock Funds	35

SMALL CAP OPPORTUNITIES FUND

Security Name	Shares	Value

Software: 5.38%
Ariba Incorporated†«	152,300	$5,295,471
Cadence Design Systems Incorporated†«	563,300	5,847,054
Informatica Corporation†	38,300	2,145,183
Kenexa Corporation†«	254,100	7,475,622
Netscout Systems Incorporated†	332,600	8,511,234
Parametric Technology Corporation†	418,800	10,164,276
Progress Software Corporation†	41,850	1,240,853
Websense Incorporated†	138,500	3,571,915

		44,251,608

Materials: 7.54%

Chemicals: 3.23%
Cabot Corporation	167,000	7,489,950
Cytec Industries Incorporated	58,200	3,415,176
Innophos Holdings Incorporated	154,100	7,140,994
Olin Corporation	184,200	4,741,308
STR Holdings Incorporated†«	227,900	3,753,513

		26,540,941

Containers & Packaging: 0.58%
Graham Packaging Corporation†«	208,300	4,790,900

Metals & Mining: 2.72%
AMCOL International Corporation«	174,200	6,483,724
Jaguar Mining Incorporated†«	267,500	1,495,325
Kaiser Aluminum Corporation«	65,400	3,277,194
Stillwater Mining Company	297,200	6,779,132
Taseko Mines Limited†	825,000	4,353,641

		22,389,016

Paper & Forest Products: 1.01%
Kapstone Paper & Packaging Corporation†	479,500	8,333,710

Telecommunication Services: 1.12%

Diversified Telecommunication Services: 1.12%
AboveNet Incorporated	138,500	9,244,875

Utilities: 2.92%

Electric Utilities: 2.13%
Cleco Corporation«	279,000	9,792,900
UniSource Energy Corporation«	209,200	7,767,598

		17,560,498

Multi-Utilities: 0.79%
Northwestern Corporation	198,300	6,454,665

Total Common Stocks (Cost $543,217,614)		707,543,093

36	Wells Fargo Advantage Small and Mid Cap Stock Funds	Portfolio of Investments—April 30, 2011 (Unaudited)

SMALL CAP OPPORTUNITIES FUND

Security Name			Shares	Value

Investment Companies: 2.93%
iShares Russell 2000 Index ETF«			279,100	$24,105,867

Total Investment Companies (Cost $22,406,188)				24,105,867

	Interest Rate	Maturity Date	Principal

Short-Term Investments: 31.15%

Corporate Bonds and Notes: 0.37%
Gryphon Funding Limited(a)(i)(v)	0.00%	08/05/2011	$3,220,049	1,899,829
VFNC Corporation(a)††(i)(v)±	0.25	09/29/2011	2,670,048	1,149,722

				3,049,551

	Yield		Shares

Investment Companies: 30.78%
Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)	0.09		92,799,933	92,799,933
Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)	0.20		160,472,968	160,472,968

				253,272,901

Total Short-Term Investments (Cost $254,788,021)				256,322,452

Total Investments in Securities (Cost $820,411,823)*	120.08%	987,971,412
Other Assets and Liabilities, Net	(20.08)	(165,197,721)

Total Net Assets	100.00%	$822,773,691

†	Non-income earning security.

«	All or a portion of this security is on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(i)	Illiquid security

(v)	Security represents investment of cash collateral received from securities on loan.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

±	Variable rate investments.

*	Cost for federal income tax purposes is $824,140,813 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$182,061,012
Gross unrealized depreciation	(18,230,413)

Net unrealized appreciation	$163,830,599

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—April 30, 2011 (Unaudited)	Wells Fargo Advantage Small and Mid Cap Stock Funds	37

SMALL CAP VALUE FUND

Security Name	Shares	Value

Common Stocks: 91.98%

Consumer Discretionary: 5.63%

Diversified Consumer Services: 0.36%
Cambium Learning Group Incorporated†	1,345,400	$4,628,176
Corinthian Colleges Incorporated†	2,654,100	11,810,745
Voyager Expanded Learning Corporation(a)(i)	1,649,100	2

		16,438,923

Hotels, Restaurants & Leisure: 1.33%
Denny’s Corporation†	2,595,400	10,615,186
Scientific Games Corporation Class A†	2,291,400	24,105,528
Wendy’s Arby’s Group Incorporated	5,416,000	26,105,120

		60,825,834

Household Durables: 0.80%
Cavco Industries Incorporated**†(l)	360,000	16,732,800
KB Home Incorporated	644,400	7,610,364
Skyline Corporation**(l)	638,700	12,524,907

		36,868,071

Internet & Catalog Retail: 0.07%
dELiA*s Incorporated**†(l)	1,862,800	3,297,156

Media: 0.59%
Discovery Communications Incorporated†	683,500	26,970,910

Multiline Retail: 0.20%
Saks Incorporated†	756,267	9,044,953

Specialty Retail: 2.28%
Collective Brands Incorporated†	2,299,000	48,279,000
Foot Locker Incorporated#	402,500	8,661,800
GameStop Corporation Class A†	437,700	11,240,136
rue21 Incorporated†	336,400	10,132,368
Talbots Incorporated†	2,528,700	13,604,406
Vitamin Shoppe Incorporated†	323,300	12,615,166

		104,532,876

Consumer Staples: 0.60%

Personal Products: 0.60%
Prestige Brands Holdings Incorporated†	2,362,900	27,291,495

Energy: 24.95%

Energy Equipment & Services: 10.40%
Global Industries Limited**†(l)#	6,920,600	68,237,116
Helix Energy Solutions Group Incorporated†	1,232,100	23,323,653
Helmerich & Payne Incorporated#	866,300	57,470,342
ION Geophysical Corporation†	6,513,600	82,331,904
Key Energy Services Incorporated†#	2,634,100	47,940,620
Newpark Resources Incorporated**†(l)	7,371,000	66,560,130

38	Wells Fargo Advantage Small and Mid Cap Stock Funds	Portfolio of Investments—April 30, 2011 (Unaudited)

SMALL CAP VALUE FUND

Security Name	Shares	Value

Energy Equipment & Services (continued)
Oceaneering International Incorporated†#	540,900	$47,285,478
Parker Drilling Company†	2,199,900	15,685,287
PHI Incorporated (non-voting)**†(l)	833,800	18,660,444
PHI Incorporated (voting)†	126,792	2,770,405
Pride International Incorporated†#	401,400	17,625,474
Vantage Drilling Company†	3,548,800	6,316,864
Willbros Group Incorporated†	2,046,000	21,994,500

		476,202,217

Oil, Gas & Consumable Fuels: 14.55%
Forest Oil Corporation†	1,000,300	35,920,773
InterOil Corporation**†(l)#	4,279,600	272,182,560
McMoRan Exploration Company†	6,496,300	118,947,253
Newfield Exploration Company†#	246,200	17,430,960
Petrohawk Energy Corporation	862,500	23,296,125
PetroQuest Energy Incorporated†	905,300	7,930,428
Pioneer Natural Resources Company	145,200	14,843,796
Plains Exploration & Product Company†	286,600	10,902,264
Range Resources Corporation	1,968,800	111,138,760
Trilogy Energy Corporation	2,209,400	53,218,016

		665,810,935

Financials: 17.10%

Commercial Banks: 3.86%
Ameris Bancorp	336,600	3,345,804
Associated Banc-Corporation	652,100	9,520,660
Bancorp Incorporated†	1,337,955	13,098,579
Center Financial Corporation†	1,546,719	11,275,582
CenterState Banks Incorporated	1,265,950	7,874,209
City National Corporation	433,600	24,762,896
First Horizon National Corporation	1,198,000	13,118,100
IBERIABANK Corporation	445,396	26,728,214
Park Sterling Corporation†	985,600	4,706,240
Sandy Spring Bancorp Incorporated	363,100	6,488,597
SVB Financial Group†	276,900	16,735,836
Western Liberty Bancorp**†(l)	815,562	3,042,046
Whitney Holding Corporation	2,239,900	30,328,246
Wilmington Trust Corporation	1,239,500	5,590,145

		176,615,154

Diversified Financial Services: 0.23%
NBH Holdings Corporation(a)††	597,606	10,637,387

Insurance: 2.31%
Argo Group International Holdings Limited**(l)	1,801,500	56,585,115
Hilltop Holdings Incorporated†	1,768,900	17,158,330
Mercury General Corporation	514,208	20,434,626
OneBeacon Insurance Group Limited	835,700	11,741,585

		105,919,656

Portfolio of Investments—April 30, 2011 (Unaudited)	Wells Fargo Advantage Small and Mid Cap Stock Funds	39

SMALL CAP VALUE FUND

Security Name	Shares	Value

Real Estate Investment Trusts (REITs): 10.34%
Anworth Mortgage Asset Corporation	2,951,400	$21,191,052
Armour Residential Incorporated**(l)	327,688	2,434,722
Capstead Mortgage Corporation**(l)	4,242,300	56,168,052
Chimera Investment Corporation	38,976,000	157,852,800
Crexus Investment Corporation**(l)	4,207,900	49,064,114
Hatteras Financial Corporation	1,113,300	31,628,853
Invesco Mortgage Capital	2,520,600	57,318,444
MFA Mortgage Investments Incorporated	5,278,300	42,120,834
Redwood Trust Incorporated	1,733,600	27,442,888
Sun Communities Incorporated	735,881	28,316,701

		473,538,460

Thrifts & Mortgage Finance: 0.36%
First Niagara Financial Group Incorporated	760,100	10,945,440
Northwest Bancshares Incorporated	419,500	5,281,505

		16,226,945

Health Care: 7.54%

Health Care Equipment & Supplies: 3.24%
Gen-Probe Incorporated†#	204,129	16,926,377
Hologic Incorporated†#	871,600	19,192,632
Invacare Corporation	251,600	8,277,640
Orasure Technologies Incorporated**†(l)#	5,537,000	48,780,970
Steris Corporation#	385,400	13,889,816
Symmetry Medical Incorporated†	1,144,400	11,386,780
Thoratec Corporation†	435,100	13,357,570
Varian Medical Systems Incorporated†	232,900	16,349,580

		148,161,365

Health Care Providers & Services: 2.70%
Amedisys Incorporated†#	1,044,300	34,796,076
Community Health Systems Incorporated†#	469,900	14,440,027
Cross Country Healthcare Incorporated**†(l)	2,330,100	17,289,342
Gentiva Health Services Incorporated†	1,395,300	39,068,400
Healthways Incorporated†	552,400	9,346,608
Omnicare Incorporated#	274,500	8,624,790

		123,565,243

Health Care Technology: 0.22%
Medidata Solutions Incorporated†	392,900	10,085,743

Life Sciences Tools & Services: 1.38%
Accelrys Incorporated†	1,760,500	13,326,985
Life Technologies Corporation†	234,900	12,966,480
Nordion Incorporated	1,409,300	16,516,996
Parexel International Corporation†	735,300	20,411,928

		63,222,389

40	Wells Fargo Advantage Small and Mid Cap Stock Funds	Portfolio of Investments—April 30, 2011 (Unaudited)

SMALL CAP VALUE FUND

Security Name	Shares	Value

Industrials: 12.24%

Aerospace & Defense: 0.02%
Ascent Solar Technologies Incorporated†	453,600	$730,296

Airlines: 4.01%
Alaska Air Group Incorporated†#	656,300	43,230,481
Delta Air Lines Incorporated†	4,361,200	45,269,256
LAN Airlines SA ADR	391,600	10,941,304
United Continental Holdings Incorporated†	3,684,100	84,071,162

		183,512,203

Commercial Services & Supplies: 4.17%
ABM Industries Incorporated	1,857,500	45,174,400
ACCO Brands Corporation**†(l)	2,904,100	28,198,811
GEO Group Incorporated	2,432,600	64,901,768
Healthcare Services Group	1,145,700	20,347,632
Hill International Incorporated**†(l)	2,413,839	12,238,164
Kforce Incorporated†	516,400	8,081,660
Verisk Analytics Incorporated Class A†	365,800	12,034,820

		190,977,255

Construction & Engineering: 2.53%
Chicago Bridge & Iron Company NV#	2,606,700	105,675,618
Primoris Services Corporation	854,700	10,068,366

		115,743,984

Electrical Equipment: 0.94%
GrafTech International Limited†	1,848,100	42,875,920

Road & Rail: 0.27%
Covenant Transport Incorporated Class A**†(l)	1,320,000	12,592,800

Trading Companies & Distributors: 0.30%
Air Lease Corporation†	178,908	4,937,861
Applied Industrial Technologies Incorporated#	254,100	8,959,566

		13,897,427

Information Technology: 8.14%

Communications Equipment: 2.08%
Brocade Communications Systems Incorporated†	4,502,600	28,141,250
China GrenTech Corporation Limited ADR**†(l)	2,120,000	6,423,600
Harmonic Incorporated†	2,634,800	21,816,144
InterDigital Incorporated	402,700	18,640,983
MRV Communications Incorporated**†(l)	13,386,300	20,481,039

		95,503,016

Computers & Peripherals: 1.76%
Cray Incorporated**†(l)	4,055,700	27,254,304
Intermec Incorporated**†(l)	3,523,900	40,454,372
Quantum Corporation†	4,043,300	12,857,694

		80,566,370

Portfolio of Investments—April 30, 2011 (Unaudited)	Wells Fargo Advantage Small and Mid Cap Stock Funds	41

SMALL CAP VALUE FUND

Security Name	Shares	Value

Electronic Equipment & Instruments: 3.86%
Checkpoint Systems Incorporated†	636,600	$13,406,796
Cognex Corporation	886,200	27,720,336
Coherent Incorporated†#	903,100	56,452,781
Itron Incorporated†#	153,000	8,327,790
OSI Systems Incorporated**†(l)	1,042,800	40,033,092
Power One Incorporated†	3,715,300	30,688,378

		176,629,173

Internet Software & Services: 0.34%
Monster Worldwide Incorporated†	937,900	15,390,939

Office Electronics: 0.10%
Zebra Technologies Corporation†	119,400	4,691,226

Materials: 15.12%

Chemicals: 0.52%
Calgon Carbon Corporation†#	1,379,600	23,673,936

Containers & Packaging: 0.25%
Intertape Polymer Group Incorporated**†(l)	7,509,224	11,714,389

Metals & Mining: 14.09%
Agnico-Eagle Mines Limited#	757,900	52,734,682
Carpenter Technology Corporation#	1,095,297	56,144,924
Eldorado Gold Corporation	1,576,800	29,296,944
Great Basin Gold Limited†	4,518,500	12,019,210
Harry Winston Diamond Corporation†	561,000	9,570,660
Jaguar Mining Incorporated†	3,784,600	21,155,914
Petaquilla Minerals Limited†	2,160,400	2,009,172
Randgold Resources Limited ADR#	3,253,700	281,672,809
Royal Gold Incorporated#	778,189	47,453,965
Sandstorm Gold Limited†(i)	12,409,548	13,771,628
Silver Standard Resources Incorporated†	717,100	24,912,054
Steel Dynamics Incorporated	2,365,300	43,024,807
United States Steel Corporation#	458,000	21,851,180
Webco Industries Incorporated**†(a)(l)(i)	89,257	9,818,270
Yamana Gold Incorporated	1,543,000	19,611,530

		645,047,749

Paper & Forest Products: 0.26%
Wausau Paper Corporation	1,740,500	11,748,375

Telecommunication Services: 0.66%

Diversified Telecommunication Services: 0.66%
Cincinnati Bell Incorporated**†(l)	10,186,600	30,457,934

Total Common Stocks (Cost $3,090,475,870)		4,211,008,704

Investment Companies: 1.33%
KBW Regional Banking ETF	600,600	16,036,020
Market Vectors Gold Miners ETF	720,100	44,761,416

Total Investment Companies (Cost $38,007,341)		60,797,436

42	Wells Fargo Advantage Small and Mid Cap Stock Funds	Portfolio of Investments—April 30, 2011 (Unaudited)

SMALL CAP VALUE FUND

Security Name	Expiration Date	Shares	Value

Warrants: 0.00%

Financials: 0.00%

Real Estate Investment Trusts (REITs): 0.00%
Armour Residential Incorporated†(a)	11/07/2011	314,556	$22,019

Materials: 0.00%

Metals & Mining: 0.00%
Sandstorm Gold Limited†(i)	10/19/2015	470,263	198,811

Total Warrants (Cost $0)			220,830

	Yield

Short-Term Investments: 6.94%

Investment Companies: 6.94%
Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)	0.09%	317,489,043	317,489,043

Total Short-Term Investments (Cost $317,489,043)			317,489,043

Total Investments in Securities
(Cost $3,445,972,254)*	100.25%	4,589,516,013
Other Assets and Liabilities, Net	(0.25)	(11,531,719)

Total Net Assets	100.00%	$4,577,984,294

#	All or a portion of this security is segregated as collateral for derivative investments.

**	Represents an affiliate of the Fund under section 2(a)(2) and 2(a)(3) of the Investment Company Act of 1940, as the Fund holds 5% or more of the issuer’s outstanding voting shares.

†	Non-income earning security.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(i)	Illiquid security

(l)	Investment in an affiliate.The total cost of affiliated investments is $1,234,932,014.

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $3,473,286,663 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,395,049,160
Gross unrealized depreciation	(278,819,810)

Net unrealized appreciation	$1,116,229,350

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—April 30, 2011 (Unaudited)	Wells Fargo Advantage Small and Mid Cap Stock Funds	43

SMALL/MID CAP VALUE FUND

Security Name	Shares	Value

Common Stocks: 98.37%

Consumer Discretionary: 6.49%

Auto Components: 0.85%
Gentex Corporation	76,700	$2,404,545

Hotels, Restaurants & Leisure: 0.88%
Century Casinos Incorporated†	714,220	2,149,802
Empire Resorts Incorporated	540,000	361,800

		2,511,602

Household Durables: 1.23%
Cavco Industries Incorporated†	75,485	3,508,543

Leisure Equipment & Products: 0.58%
Black Diamond Incorporated†	239,400	1,637,496

Media: 2.48%
Entravision Communications Corporation Class A†	628,243	1,482,653
Interpublic Group of Companies Incorporated	91,100	1,070,425
Outdoor Channel Holdings Incorporated	169,931	1,215,007
Regal Entertainment Group Class A	131,405	1,810,761
Scripps Networks Interactive Incorporated	28,740	1,477,811

		7,056,657

Specialty Retail: 0.47%
Bakers Footwear Group Incorporated†**(l)	498,335	573,085
Vitamin Shoppe Incorporated†	19,325	754,062

		1,327,147

Consumer Staples: 0.60%

Household Products: 0.60%
WD-40 Company	40,850	1,695,275

Energy: 22.08%

Energy Equipment & Services: 6.10%
Global Industries Limited†	354,025	3,490,687
Helix Energy Solutions Group Incorporated†	146,550	2,774,192
Helmerich & Payne Incorporated	20,095	1,333,102
Key Energy Services Incorporated†	117,180	2,132,676
Newpark Resources Incorporated†	509,276	4,598,762
Pride International Incorporated†	26,325	1,155,931
Willbros Group Incorporated†	171,700	1,845,775

		17,331,125

Oil, Gas & Consumable Fuels: 15.98%
Canadian Natural Resources Limited	78,500	3,686,360
El Paso Corporation	50,535	980,884
Energy XXI Bermuda Limited†	56,522	2,048,923
InterOil Corporation†	222,699	14,163,656
James River Coal Company†	63,815	1,488,166

44	Wells Fargo Advantage Small and Mid Cap Stock Funds	Portfolio of Investments—April 30, 2011 (Unaudited)

SMALL/MID CAP VALUE FUND

Security Name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Marathon Oil Corporation	15,000	$810,600
McMoRan Exploration Company†	392,835	7,192,809
Penn West Petroleum Limited	32,435	830,660
Pioneer Natural Resources Company	10,520	1,075,460
Plains Exploration & Product Company†	30,700	1,167,828
Range Resources Corporation	95,100	5,368,395
Triangle Petroleum Corporation†	136,549	1,077,372
Trilogy Energy Corporation	228,600	5,506,309

		45,397,422

Financials: 17.74%

Capital Markets: 0.49%
Artio Global Investos Incorporated	84,200	1,383,406

Commercial Banks: 4.71%
1st United Bancorp Incorporated†	207,394	1,445,536
American River Holdings†	184,000	1,150,000
Bancorp Incorporated†	86,922	850,966
Center Financial Corporation†	98,870	720,762
Iberiabank Corporation	28,298	1,698,163
Midsouth Bancorp Incorporated	71,625	1,014,210
Pacific Premier Bancorp Incorporated†	265,535	1,858,745
Sierra Bancorp	130,295	1,452,789
Sterling Bancorp	76,850	795,398
Univest Corporation of Pennsylvania	41,023	690,007
Washington Banking Company	66,750	933,833
Western Liberty Bancorp†	71,795	267,795
Wilmington Trust Corporation	114,678	517,198

		13,395,402

Consumer Finance: 0.60%
Western Union Company	79,970	1,699,363

Insurance: 2.36%
Argo Group International Holdings Limited	103,744	3,258,599
First Acceptance Corporation†	676,060	1,223,669
Hilltop Holdings Incorporated†	111,686	1,083,354
Mercury General Corporation	28,525	1,133,584

		6,699,206

Real Estate Investment Trusts (REITs): 8.70%
Annaly Capital Management Incorporated	63,888	1,139,762
Anworth Mortgage Asset Corporation	157,695	1,132,250
Capstead Mortgage Corporation	195,525	2,588,751
Chimera Investment Corporation	2,175,716	8,811,650
Hatteras Financial Corporation	63,115	1,793,097
MFA Mortgage Investments Incorporated	129,165	1,030,737
Origen Financial Incorporated	781,700	1,407,060
Redwood Trust Incorporated	105,000	1,662,150
Sun Communities Incorporated	59,345	2,283,596

Portfolio of Investments—April 30, 2011 (Unaudited)	Wells Fargo Advantage Small and Mid Cap Stock Funds	45

SMALL/MID CAP VALUE FUND

Security Name	Shares	Value

Real Estate Investment Trusts (REITs) (continued)
UMH Properties Incorporated	276,400	$2,857,976

		24,707,029

Real Estate Management & Development: 0.51%
Kennedy Wilson Holdings Incorporated†	127,850	1,463,883

Thrifts & Mortgage Finance: 0.37%
First Niagara Financial Group Incorporated	48,345	696,168
Northwest Bancshares Incorporated	29,415	370,335

		1,066,503

Health Care: 7.18%

Health Care Equipment & Supplies: 3.73%
Allied Healthcare Products Incorporated†	377,247	1,588,210
EnteroMedics Incorporated†**(l)	524,500	1,442,375
Haemonetics Corporation†	12,105	849,771
Orasure Technologies Incorporated†	465,800	4,103,698
Stryker Corporation	16,990	1,002,410
Wright Medical Group Incorporated†	65,525	1,083,128
Zoll Medical Corporation†	9,540	540,727

		10,610,319

Health Care Providers & Services: 0.87%
Cross Country Healthcare Incorporated†	136,744	1,014,640
Ensign Group Incorporated	32,700	904,482
PharMerica Corporation†	42,400	557,984

		2,477,106

Health Care Technology: 2.10%
Computer Programs & Systems Incorporated	24,525	1,441,825
Merge Healthcare Incorporated†	297,605	1,467,193
Omnicell Incorporated†	124,500	1,914,810
Transcend Services Incorporated†	47,145	1,137,609

		5,961,437

Life Sciences Tools & Services: 0.48%
Accelrys Incorporated†	179,565	1,359,307

Industrials: 13.28%

Aerospace & Defense: 1.46%
Alliant Techsystems Incorporated	15,600	1,102,140
Orbital Sciences Corporation†	160,925	3,030,218

		4,132,358

Airlines: 0.61%
JetBlue Airways Corporation†	307,600	1,741,016

Building Products: 0.61%
Patrick Industries Incorporated†	300,277	714,659

46	Wells Fargo Advantage Small and Mid Cap Stock Funds	Portfolio of Investments—April 30, 2011 (Unaudited)

SMALL/MID CAP VALUE FUND

Security Name	Shares	Value

Building Products (continued)
U.S. Home Systems Incorporated†	194,700	$1,002,705

		1,717,364

Commercial Services & Supplies: 5.23%
ABM Industries Incorporated	86,905	2,113,530
ACCO Brands Corporation†	150,945	1,465,676
Avery Dennison Corporation	54,400	2,270,656
Cintas Corporation	42,100	1,307,205
Corrections Corporation of America†	11,300	281,257
GEO Group Incorporated	148,462	3,960,966
Healthcare Services Group	71,323	1,266,696
Standard Parking Corporation†	84,997	1,486,598
Verisk Analytics Incorporated Class A†	21,725	714,753

		14,867,337

Construction & Engineering: 2.15%
Integrated Electrical Services Incorporated†	192,300	649,974
Primoris Services Corporation	463,830	5,463,917

		6,113,891

Machinery: 1.50%
Actuant Corporation Class A	77,645	2,155,425
Kaydon Corporation	35,690	1,381,203
Kennametal Incorporated	17,400	734,628

		4,271,256

Marine: 0.41%
Star Bulk Carriers Corporation	488,490	1,147,952

Professional Services: 1.31%
Hill International Incorporated†	735,790	3,730,455

Information Technology: 13.61%

Communications Equipment: 4.86%
Bigband Networks Incorporated†	378,800	969,728
Brocade Communications Systems Incorporated†	294,720	1,842,000
China GrenTech Corporation Limited ADR†	408,804	1,238,676
InterDigital Incorporated	24,655	1,141,280
MRV Communications Incorporated†	2,324,035	3,555,774
Sandvine Corporation†	1,978,945	5,057,194

		13,804,652

Computers & Peripherals: 1.59%
Cray Incorporated†	278,730	1,873,066
Intermec Incorporated†	230,340	2,644,303

		4,517,369

Electronic Equipment & Instruments: 1.68%
Evans & Sutherland Computer Corporation†	511,952	261,096
GSI Group Incorporated†	89,200	1,012,420

Portfolio of Investments—April 30, 2011 (Unaudited)	Wells Fargo Advantage Small and Mid Cap Stock Funds	47

SMALL/MID CAP VALUE FUND

Security Name	Shares	Value

Electronic Equipment & Instruments (continued)
OSI Systems Incorporated†	39,111	$1,501,471
Power One Incorporated†	243,725	2,013,169

		4,788,156

IT Services: 1.21%
Tier Technologies Incorporated Class B†	615,679	3,441,646

Semiconductors & Semiconductor Equipment: 3.97%
Advanced Micro Devices Incorporated†	125,200	1,139,320
FormFactor Incorporated†	221,445	2,296,385
MEMC Electronic Materials Incorporated†	214,360	2,535,879
Micron Technology Incorporated†	361,150	4,077,384
Trident Microsystems Incorporated†	1,214,626	1,226,772

		11,275,740

Software: 0.30%
Henry Jack & Associates Incorporated	25,120	853,326

Materials: 16.74%

Chemicals: 0.38%
International Flavors & Fragrances Incorporated	16,905	1,073,806

Containers & Packaging: 0.40%
Intertape Polymer Group Incorporated†	729,751	1,138,412

Metals & Mining: 15.96%
Agnico-Eagle Mines Limited	36,450	2,536,191
Endeavour Mining Corporation†	535,944	1,353,809
Goldcorp Incorporated	42,400	2,367,192
Goldgroup Mining Incorporated - Legend Shares†	1,041,000	1,639,370
Goldgroup Mining Incorporated†	148,800	234,331
Lucara Diamond Corporation†	1,082,660	1,533,696
Minera Andes Incorporated†	1,883,400	5,574,864
Newmont Mining Corporation	44,455	2,605,508
Petaquilla Minerals Limited†	583,300	542,469
Randgold Resources Limited ADR	158,700	13,738,659
Rockwell Diamonds Incorporated†	2,992,475	134,661
Rockwell Diamonds Incorporated - Toronto Exchange†	12,881,250	680,719
Royal Gold Incorporated	54,755	3,338,960
San Gold Corporation†	567,020	1,719,318
Sandstorm Gold Limited†	3,101,385	3,441,795
Sandstorm Metals & Energy Limited†	346,933	190,673
Silver Standard Resources Incorporated†	43,668	1,517,026
United States Steel Corporation	24,985	1,192,034
Yamana Gold Incorporated	78,740	1,000,779

		45,342,054

48	Wells Fargo Advantage Small and Mid Cap Stock Funds	Portfolio of Investments—April 30, 2011 (Unaudited)

SMALL/MID CAP VALUE FUND

Security Name			Shares	Value

Telecommunication Services: 0.65%

Diversified Telecommunication Services: 0.65%
Cincinnati Bell Incorporated†			616,420	$1,843,096

Total Common Stocks (Cost $207,266,759)				279,492,659

		Expiration Date

Rights: 0.00%

Consumer Discretionary: 0.00%

Hotels, Restaurants & Leisure: 0.00%
Empire Resorts Incorporated(a)†		05/20/2011	540,000	0

Total Rights (Cost $0)				0

Warrants: 0.43%

Health Care: 0.24%

Health Care Equipment & Supplies: 0.24%
EnteroMedics Incorporated(a)†(i)		05/14/2016	270,908	690,815

Materials: 0.19%

Metals & Mining: 0.19%
Sandstorm Gold Limited†		04/23/2014	904,067	525,537

Total Warrants (Cost $15,995)				1,216,352

Investment Companies: 1.17%
Market Vectors Junior Gold Miners ETF			50,359	2,097,452
SPDR KBW Regional Banking ETF			45,980	1,227,666

Total Investment Companies (Cost $2,318,777)				3,325,118

	Yield

Short-Term Investments: 0.03%

Investment Companies: 0.03%
Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)	0.09%		94,766	94,766

Total Short-Term Investments (Cost $94,766)				94,766

Total Investments in Securities
(Cost $209,696,297)*	100.00%	284,128,895
Other Assets and Liabilities, Net	0.00	(1,255)

Total Net Assets	100.00%	$284,127,640

Portfolio of Investments—April 30, 2011 (Unaudited)	Wells Fargo Advantage Small and Mid Cap Stock Funds	49

SMALL/MID CAP VALUE FUND

†	Non-income earning security.

**	Represents an affiliate of the Fund under Section 2(a)(2) and 2(a)(3) of the Investment Company Act of 1940, as the Fund holds 5% or more of the issuer’s outstanding voting shares.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security

(l)	Investment in an affiliate. The total cost of affiliated investments is $1,721,836.

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $218,863,612 and net unrealized appreciation (depreciation) consist of:

Gross unrealized appreciation	$79,623,642
Gross unrealized depreciation	(14,358,359)

Net unrealized appreciation	$65,265,283

The accompanying notes are an integral part of these financial statements.

50	Wells Fargo Advantage Small and Mid Cap Stock Funds	Portfolio of Investments—April 30, 2011 (Unaudited)

SPECIAL SMALL CAP VALUE FUND

Security Name	Shares	Value

Common Stocks: 96.84%

Consumer Discretionary: 16.67%

Auto Components: 1.73%
Modine Manufacturing Company†	908,325	$16,177,265

Automobiles: 0.17%
Thor Industries Incorporated	50,700	1,572,207

Diversified Consumer Services: 3.00%
Hillenbrand Incorporated	696,302	15,959,242
Matthews International Corporation Class A«	299,447	12,019,803

		27,979,045

Hotels, Restaurants & Leisure: 1.97%
Dennys Corporation†«	2,731,044	11,169,970
Ruby Tuesday Incorporated†	126,000	1,324,260
Wendy’s Arby’s Group Incorporated	1,225,377	5,906,317

		18,400,547

Household Durables: 4.78%
Blyth Incorporated**(l)	438,460	20,669,004
Cavco Industries Incorporated†	190,648	8,861,319
Dixie Group Incorporated**†(l)	698,377	3,003,021
Furniture Brands International Incorporated†«	498,562	2,413,040
La-Z-Boy Incorporated†«	817,112	9,609,237

		44,555,621

Media: 0.92%
AH Belo Corporation«	947,960	7,887,027
Dex One Corporation†«	161,693	679,111

		8,566,138

Specialty Retail: 2.41%
AC Moore Arts & Crafts Incorporated†	204,098	555,147
Christopher & Banks Corporation	434,945	2,674,912
Genesco Incorporated†«	297,168	11,999,644
Men’s Wearhouse Incorporated«	234,437	6,538,448
Zale Corporation†«	197,537	726,936

		22,495,087

Textiles, Apparel & Luxury Goods: 1.69%
Delta Apparel Incorporated†«	256,239	4,532,868
Kenneth Cole Productions Incorporated Class A**†(l)	661,368	8,908,627
Skechers USA Incorporated Class A†«	121,000	2,305,050

		15,746,545

Consumer Staples: 4.91%

Food & Staples Retailing: 1.52%
Casey’s General Stores Incorporated«	244,909	9,558,798

Portfolio of Investments—April 30, 2011 (Unaudited)	Wells Fargo Advantage Small and Mid Cap Stock Funds	51

SPECIAL SMALL CAP VALUE FUND

Security Name	Shares	Value

Food & Staples Retailing (continued)
Winn-Dixie Stores Incorporated†«	650,332	$4,610,854

		14,169,652

Food Products: 0.74%
Seneca Foods Corporation Class A†«	89,952	2,515,058
Snyders Lance Incorporated	222,000	4,384,500

		6,899,558

Household Products: 1.85%
Central Garden & Pet Company†	186,192	1,819,096
Central Garden & Pet Company Class A†	300,002	3,006,020
Spectrum Brands Holdings Incorporated†«	131,349	4,268,843
WD-40 Company«	198,236	8,226,794

		17,320,753

Personal Products: 0.80%
Medifast Incorporated†«	80,800	1,595,800
Prestige Brands Holdings Incorporated†	506,842	5,854,025

		7,449,825

Energy: 7.70%

Energy Equipment & Services: 2.49%
Atwood Oceanics Incorporated†	212,232	9,535,584
Cal Dive International Incorporated†	1,160,217	9,119,306
Complete Production Services Incorporated†«	72,600	2,464,044
Willbros Group Incorporated†	195,654	2,103,281

		23,222,215

Oil, Gas & Consumable Fuels: 5.21%
Bill Barrett Corporation†«	132,600	5,533,398
Biofuel Energy Corporation†«	3,095,764	2,259,908
Comstock Resources Incorporated†«	413,425	13,254,406
Energy XXI Bermuda Limited†	86,100	3,121,125
Northern Oil & Gas Incorporated†«	103,000	2,447,280
Stone Energy Corporation†	400,135	14,148,774
Swift Energy Company†	87,647	3,434,886
Tidewater Incorporated«	75,100	4,469,201

		48,668,978

Financials: 15.91%

Capital Markets: 3.49%
CIFC Deerfield Corporation†	253,585	1,584,906
Investment Technology Group Incorporated†«	604,651	10,345,579
Knight Capital Group Incorporated Class A†«	701,500	9,624,580
Kohlberg Capital Corporation	566,066	4,234,174
Westwood Holdings Group Incorporated	181,012	6,815,102

		32,604,341

52	Wells Fargo Advantage Small and Mid Cap Stock Funds	Portfolio of Investments—April 30, 2011 (Unaudited)

SPECIAL SMALL CAP VALUE FUND

Security Name	Shares	Value

Commercial Banks: 9.77%
BOK Financial Corporation	55,500	$2,984,790
First Citizens BancShares Incorporated	196,556	39,313,166
First Commonwealth Financial Corporation«	852,050	5,282,710
IBERIABANK Corporation«	122,009	7,321,760
Old National Bancorp«	592,087	6,128,100
UMB Financial Corporation	714,761	30,098,586

		91,129,112

Insurance: 2.40%
Endurance Specialty Holdings Limited	31,300	1,399,442
Fortegra Financial Corporation†	240,430	2,632,709
Stewart Information Services Corporation**«(l)	964,018	9,775,143
Validus Holdings Limited	263,861	8,586,037

		22,393,331

Thrifts & Mortgage Finance: 0.25%
Provident New York Bancorp	244,716	2,295,436

Health Care: 3.47%

Health Care Equipment & Supplies: 1.29%
Haemonetics Corporation†«	20,300	1,425,060
ICU Medical Incorporated†	79,703	3,595,402
Immucor Incorporated†«	159,400	3,479,702
West Pharmaceutical Services Incorporated«	75,500	3,566,620

		12,066,784

Health Care Providers & Services: 0.93%
AMN Healthcare Services Incorporated†«	675,845	5,832,542
Pharmerica Corporation†«	212,240	2,793,078

		8,625,620

Life Sciences Tools & Services: 0.56%
Cambrex Corporation†«	995,127	5,234,368

Pharmaceuticals: 0.69%
Lannett Company Incorporated†	601,045	3,468,030
Par Pharmaceutical Companies Incorporated†	85,600	2,948,064

		6,416,094

Industrials: 18.93%

Aerospace & Defense: 0.40%
GenCorp Incorporated†	572,370	3,737,576

Building Products: 3.15%
Builders FirstSource Incorporated†«	573,206	1,518,996
Griffon Corporation†«	113,100	1,440,894
Quanex Building Products Corporation	851,915	17,856,138
Simpson Manufacturing Company Incorporated«	305,700	8,535,144

		29,351,172

Portfolio of Investments—April 30, 2011 (Unaudited)	Wells Fargo Advantage Small and Mid Cap Stock Funds	53

SPECIAL SMALL CAP VALUE FUND

Security Name	Shares	Value

Commercial Services & Supplies: 2.91%
ACCO Brands Corporation†«	1,056,563	$10,259,227
Cenveo Incorporated†«	164,662	1,067,010
Courier Corporation	401,399	5,499,166
Viad Corporation	414,791	10,290,965

		27,116,368

Electrical Equipment: 0.92%
Franklin Electric Company Incorporated	190,291	8,584,027

Industrial Conglomerates: 0.56%
Tredegar Corporation	239,395	5,237,963

Machinery: 8.58%
Commercial Vehicle Group Incorporated†	192,970	3,330,662
Douglas Dynamics Incorporated	358,648	5,555,458
John Bean Technologies Corporation	57,700	1,166,117
Kadant Incorporated**†(l)	754,129	23,264,880
Mueller Industries Incorporated	1,193,569	46,692,419

		80,009,536

Marine: 0.09%
Horizon Lines Incorporated«	488,120	863,972

Professional Services: 1.46%
Heidrick & Struggles International Incorporated	583,086	13,644,212

Road & Rail: 0.86%
Arkansas Best Corporation«	350,328	8,061,047

Information Technology: 16.43%

Communications Equipment: 0.25%
Aviat Networks Incorporated†	454,047	2,324,721

Computers & Peripherals: 4.77%
ADPT Corporation†	3,542,998	10,132,974
Imation Corporation**†(l)	2,163,321	22,217,307
Quantum Corporation†«	3,811,745	12,121,349

		44,471,630

Electronic Equipment & Instruments: 4.04%
AVX Corporation	709,348	11,569,466
Benchmark Electronics Incorporated†	224,227	3,789,436
Insight Enterprises Incorporated†	101,200	1,736,592
Orbotech Limited†	877,555	11,250,255
Pulse Electronics Corporation«	1,561,202	9,335,988

		37,681,737

Internet Software & Services: 0.82%
EarthLink Incorporated«	929,700	7,642,134

54	Wells Fargo Advantage Small and Mid Cap Stock Funds	Portfolio of Investments—April 30, 2011 (Unaudited)

SPECIAL SMALL CAP VALUE FUND

Security Name	Shares	Value

IT Services: 0.71%
Corelogic Incorporated	128,300	$2,362,003
TNS Incorporated†«	261,774	4,300,947

		6,662,950

Semiconductors & Semiconductor Equipment: 4.05%
ATMI Incorporated†«	704,745	14,031,473
DSP Group Incorporated†	825,064	6,666,517
Exar Corporation†	1,375,316	8,403,181
Lattice Semiconductor Corporation†	1,049,581	7,126,655
Spansion Incorporated Class A†	81,131	1,598,281

		37,826,107

Software: 1.79%
ACI Worldwide Incorporated†	311,132	10,279,801
S1 Corporation†	932,160	6,403,939

		16,683,740

Materials: 8.22%

Chemicals: 1.65%
A. Schulman Incorporated«	419,405	10,619,335
American Pacific Corporation**†(l)	402,733	2,484,863
Arch Chemicals Incorporated«	58,405	2,258,521

		15,362,719

Containers & Packaging: 0.14%
Plastec Technologies Limited†«(a)	145,800	1,348,096

Metals & Mining: 1.91%
Aurizon Mines Limited†	771,660	5,231,855
Royal Gold Incorporated«	205,598	12,537,366

		17,769,221

Paper & Forest Products: 4.52%
Clearwater Paper Corporation†«	84,047	6,596,009
Glatfelter Corporation«	386,080	5,250,688
Neenah Paper Incorporated**«(l)	764,134	17,827,246
Rock-Tenn Company Class A«	50,900	3,515,663
Schweitzer Manduit International Incorporated	116,512	6,039,982
Wausau Paper Corporation«	438,800	2,961,900

		42,191,488

Utilities: 4.60%

Electric Utilities: 4.30%
ALLETE Incorporated«	803,573	32,536,671
El Paso Electric Company«	60,286	1,867,660
MGE Energy Incorporated	92,041	3,866,642
Portland General Electric Company	75,002	1,872,050

		40,143,023

Portfolio of Investments—April 30, 2011 (Unaudited)	Wells Fargo Advantage Small and Mid Cap Stock Funds	55

SPECIAL SMALL CAP VALUE FUND

Security Name			Shares	Value

Multi-Utilities: 0.30%
Northwestern Corporation			86,700	$2,822,083

Total Common Stocks (Cost $845,109,674)				903,524,044

	Interest Rate	Maturity Date	Principal

Convertible Debenture: 0.08%

Information Technology: 0.08%

Computers & Peripherals: 0.08%
Quantum Corporation	3.50%	11/15/2015	$697,000	742,305

Total Convertible Debentures (Cost $697,000)				742,305

		Expiration Date	Shares

Warrants: 0.01%

Materials: 0.01%

Containers & Packaging: 0.01%
Plastec Technologies Limited†(a)		11/18/2014	145,800	58,320

Total Warrants (Cost $0)				58,320

	Interest Rate	Maturity Date	Principal

Short-Term Investments: 20.04%

Corporate Bonds and Notes: 0.44%
Gryphon Funding Limited(a)(i)	0.00%	08/05/2011	$9,534,969	4,105,758

	Yield		Shares

Investment Companies: 19.60%
Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)	0.09		24,792,600	24,792,600
Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)	0.20		158,135,459	158,135,459

				182,928,059

Total Short-Term Investments (Cost $187,011,273)				187,033,817

Total Investments in Securities
(Cost $1,032,817,947)*	116.97%	1,091,358,486
Other Assets and Liabilities, Net	(16.97)	(158,325,115)

Total Net Assets	100.00%	$933,033,371

56	Wells Fargo Advantage Small and Mid Cap Stock Funds	Portfolio of Investments—April 30, 2011 (Unaudited)

SPECIAL SMALL CAP VALUE FUND

**	Represents an affiliate of the Fund under section 2(a)(2) and 2(a)(3) of the Investment Company Act of 1940, as the Fund holds 5% or more of the issuer’s outstanding voting shares.

†	Non-income earning security.

«	All or a portion of this security is on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security

(v)	Security represents investment of cash collateral received from securities on loan.

(l)	Investment in an affiliate. The total cost of affiliated investments is $352,950,815.

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $1,046,817,682 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$192,487,972
Gross unrealized depreciation	(147,947,168)

Net unrealized appreciation	$44,540,804

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—April 30, 2011 (Unaudited)	Wells Fargo Advantage Small and Mid Cap Stock Funds	57

TRADITIONAL SMALL CAP GROWTH FUND

Security Name	Shares	Value

Common Stocks: 97.97%

Consumer Discretionary: 17.29%

Diversified Consumer Services: 3.11%
Coinstar Incorporated†«	42,800	$2,310,344
K12 Incorporated†«	85,700	3,374,009
Steiner Leisure Limited†«	58,174	2,823,766

		8,508,119

Hotels, Restaurants & Leisure: 3.73%
Gaylord Entertainment Company†	75,000	2,690,250
Pinnacle Entertainment Incorporated†«	208,400	2,892,592
Shuffle Master Incorporated†	233,100	2,547,783
Texas Roadhouse Incorporated Class A	128,500	2,090,695

		10,221,320

Household Durables: 0.72%
Sodastream International Limited†«	42,900	1,962,246

Media: 2.63%
IMAX Corporation†	88,200	3,094,056
Knology Incorporated†	88,197	1,345,004
National CineMedia Incorporated	149,326	2,604,245
ReachLocal Incorporated†	7,400	171,976

		7,215,281

Specialty Retail: 4.20%
Children’s Place Retail Stores Incorporated†	43,000	2,286,310
DSW Incorporated Class A†«	42,900	2,036,892
Hibbett Sports Incorporated†«	57,900	2,187,462
Ulta Salon Cosmetics & Fragrance Incorporated†«	39,200	2,085,048
Vitamin Shoppe Incorporated†	74,338	2,900,669

		11,496,381

Textiles, Apparel & Luxury Goods: 2.90%
Deckers Outdoor Corporation†«	31,100	2,639,146
Iconix Brand Group Incorporated†«	122,400	2,997,576
Warnaco Group Incorporated†«	35,800	2,304,088

		7,940,810

Consumer Staples: 2.53%

Food Products: 1.34%
Diamond Foods Incorporated«	56,100	3,680,160

Personal Products: 1.19%
Elizabeth Arden Incorporated†	108,200	3,252,492

Energy: 5.94%

Energy Equipment & Services: 0.99%
Matrix Service Company†	187,338	2,708,907

58	Wells Fargo Advantage Small and Mid Cap Stock Funds	Portfolio of Investments—April 30, 2011 (Unaudited)

TRADITIONAL SMALL CAP GROWTH FUND

Security Name	Shares	Value

Oil, Gas & Consumable Fuels: 4.95%
Georesources Incorporated†«	75,300	$2,185,206
Goodrich Petroleum Corporation†«	186,400	4,188,408
Petrohawk Energy Corporation	100,900	2,725,309
World Fuel Services Corporation«	112,580	4,455,916

		13,554,839

Financials: 6.08%

Capital Markets: 1.87%
Evercore Partners Incorporated Class A	84,500	2,948,205
Stifel Financial Corporation†	47,397	2,165,095

		5,113,300

Consumer Finance: 1.56%
Dollar Financial Corporation†	186,301	4,283,060

Diversified Financial Services: 2.65%
Higher One Holding Incorporated†«	82,200	1,158,198
MarketAxess Holdings Incorporated	85,200	2,074,620
Portfolio Recovery Associates Incorporated†	44,500	4,016,570

		7,249,388

Health Care: 16.74%

Biotechnology: 3.40%
Alexion Pharmaceuticals Incorporated†	22,700	2,199,403
Cubist Pharmaceuticals Incorporated†	23,700	802,245
Exact Sciences Corporation†«	257,600	2,063,376
Incyte Corporation†«	117,200	2,165,856
Pharmasset Incorporated†	20,400	2,069,988

		9,300,868

Health Care Equipment & Supplies: 7.67%
DexCom Incorporated†	223,988	3,729,400
Merit Medical Systems Incorporated†	148,600	3,465,352
Natus Medical Incorporated†	158,091	2,682,804
NuVasive Incorporated†«	108,400	3,348,476
SonoSite Incorporated†	75,900	2,633,730
Volcano Corporation†	104,200	2,777,972
Zoll Medical Corporation†«	41,900	2,374,892

		21,012,626

Health Care Providers & Services: 4.45%
HMS Holdings Corporation†«	37,600	2,959,496
IPC The Hospitalist Company†	76,078	3,945,405
PSS World Medical Incorporated†	70,800	2,036,208
Team Health Holdings LLC†	82,500	1,640,100
U.S. Physical Therapy Incorporated	66,000	1,607,100

		12,188,309

Portfolio of Investments—April 30, 2011 (Unaudited)	Wells Fargo Advantage Small and Mid Cap Stock Funds	59

TRADITIONAL SMALL CAP GROWTH FUND

Security Name	Shares	Value

Health Care Technology: 1.22%
SXC Health Solutions Corporation†	60,600	$3,342,696

Industrials: 15.22%

Aerospace & Defense: 2.27%
Hexcel Corporation†	211,943	4,563,133
KEYW Holding Corporation†	149,296	1,670,622

		6,233,755

Air Freight & Logistics: 0.89%
Forward Air Corporation	72,261	2,429,415

Commercial Services & Supplies: 2.03%
Consolidated Graphics Incorporated†	49,500	2,779,425
InnerWorkings Incorporated†«	309,236	2,773,847

		5,553,272

Electrical Equipment: 2.80%
EnerSys Company†	104,000	3,940,560
Polypore International Incorporated†«	60,237	3,720,839

		7,661,399

Machinery: 3.92%
Barnes Group Incorporated«	137,300	3,396,802
RBC Bearings Incorporated†«	89,347	3,507,763
Tennant Company	34,100	1,398,782
Titan International Incorporated«	78,700	2,431,043

		10,734,390

Road & Rail: 0.98%
Knight Transportation Incorporated	149,300	2,688,893

Trading Companies & Distributors: 2.33%
Interline Brands Incorporated†	103,523	2,186,406
MSC Industrial Direct Company«	58,600	4,195,174

		6,381,580

Information Technology: 29.22%

Communications Equipment: 2.03%
Finisar Corporation†«	102,500	2,879,225
Shoretel Incorporated†	256,300	2,678,335

		5,557,560

Electronic Equipment & Instruments: 2.26%
Ciena Corporation†«	140,300	3,962,072
DTS Incorporated†	50,700	2,233,842

		6,195,914

Internet Software & Services: 10.79%
Cogent Communications Group Incorporated†	201,900	2,929,569

60	Wells Fargo Advantage Small and Mid Cap Stock Funds	Portfolio of Investments—April 30, 2011 (Unaudited)

TRADITIONAL SMALL CAP GROWTH FUND

Security Name	Shares	Value

Internet Software & Services (continued)
ComScore Incorporated†	137,936	$4,111,872
Constant Contact Incorporated†«	65,218	1,807,191
Dice Holdings Incorporated†	110,000	2,016,300
Equinix Incorporated†	42,454	4,273,420
LivePerson Incorporated†	176,442	2,357,265
LogMeIn Incorporated†«	53,900	2,321,473
NIC Incorporated	204,216	2,625,197
SPS Commerce Incorporated†	91,635	1,503,730
Support.com Incorporated†	419,482	2,403,632
Vocus Incorporated†	107,708	3,191,388

		29,541,037

IT Services: 0.40%
Lionbridge Technologies Incorporated†	328,400	1,106,708

Semiconductors & Semiconductor Equipment: 6.14%
Cavium Networks Incorporated†	50,300	2,375,166
Inphi Corporation†	108,516	2,341,775
Mellanox Technologies†«	69,784	2,061,419
NetLogic Microsystems Incorporated†	60,300	2,600,739
Power Integrations Incorporated	77,400	3,122,316
Silicon Image Incorporated†	158,900	1,322,048
Volterra Semiconductor Corporation†«	113,900	2,994,431

		16,817,894

Software: 7.60%
Concur Technologies Incorporated†«	61,478	3,557,732
Radiant Systems Incorporated†	121,200	2,414,304
Reald Incorporated†«	95,000	2,762,600
Realpage Incorporated†	51,395	1,639,501
Sourcefire Incorporated†«	94,800	2,523,576
Taleo Corporation Class A†	133,100	4,827,537
Ultimate Software Group Incorporated†	55,274	3,095,344

		20,820,594

Materials: 4.95%

Chemicals: 3.67%
Cytec Industries Incorporated	59,900	3,514,932
Intrepid Potash Incorporated†«	75,838	2,598,210
Rockwood Holdings Incorporated†«	69,752	3,957,730

		10,070,872

Metals & Mining: 1.28%
Materion Corporation†	83,797	3,499,363

Total Common Stocks (Cost $180,647,692)		268,323,448

Portfolio of Investments—April 30, 2011 (Unaudited)	Wells Fargo Advantage Small and Mid Cap Stock Funds	61

TRADITIONAL SMALL CAP GROWTH FUND

Security Name	Yield	Shares	Value

Short-Term Investments: 27.34%

Investment Companies: 27.34%
Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)	0.09%	7,148,532	$7,148,532
Wells Fargo Securities Lending Cash Investments, LLC(l)(u)(v)	0.20	67,744,654	67,744,654

Total Short-Term Investments (Cost $74,893,186)			74,893,186

Total Investments in Securities
(Cost $255,540,878)*	125.31%	343,216,634
Other Assets and Liabilities, Net	(25.31)	(69,319,217)

Total Net Assets	100.00%	$273,897,417

†	Non-income earning security.

«	All or a portion of this security is on loan.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

(v)	Security represents investment of cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $259,483,044 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$84,617,800
Gross unrealized depreciation	(884,210)

Net unrealized appreciation	$83,733,590

The accompanying notes are an integral part of these financial statements.

62	Wells Fargo Advantage Small and Mid Cap Stock Funds	Statement of Assets and Liabilities—April 30, 2011 (Unaudited)

	Intrinsic Small Cap Value Fund	Small Cap Growth Fund

Assets
Investments
In unaffiliated securities (including securities on loan), at value	$136,747,344	$1,342,520,326
In affiliated securities, at value	35,903,664	284,200,429

Total investments, at value (see cost below)	172,651,008	1,626,720,755
Foreign currency, at value (see cost below)	0	0
Receivable for investments sold	615,761	60,867,421
Receivable for Fund shares sold	143,888	2,202,517
Receivable for dividends	11,745	19,402
Receivable for securities lending income	4,805	67,450
Prepaid expenses and other assets	73,732	52,606

Total assets	173,500,939	1,689,930,151

Liabilities
Payable for investments purchased	3,154,564	53,480,797
Payable for Fund shares redeemed	238,579	1,289,139
Payable upon receipt of securities loaned	28,903,795	251,197,171
Written options, at value	0	0
Advisory fee payable	98,254	862,159
Distribution fees payable	80	5,828
Due to other related parties	21,310	184,158
Shareholder servicing fees payable	16,009	125,860
Accrued expenses and other liabilities	190,723	137,284

Total liabilities	32,623,314	307,282,396

Total net assets	$140,877,625	$1,382,647,755

NET ASSETS CONSIST OF
Paid-in capital	$209,289,131	$1,035,993,981
Undistributed (overdistributed) net investment income (loss)	(203,070)	(4,885,728)
Accumulated net realized gains (losses) on investments	(93,975,899)	134,849,123
Net unrealized gains on investments	25,767,463	216,690,379

Total net assets	$140,877,625	$1,382,647,755

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$251,116	$167,303,616
Shares outstanding – Class A	15,025	11,394,125
Net asset value per share – Class A	$16.71	$14.68
Maximum offering price per share – Class A2	$17.73	$15.58
Net assets – Class B	NA	$3,333,320
Shares outstanding – Class B	NA	245,169
Net asset value per share – Class B	NA	$13.60
Net assets – Class C	$133,272	$6,087,855
Shares outstanding – Class C	8,213	446,930
Net asset value per share – Class C	$16.23	$13.62
Net assets – Administrator Class	$15,254,077	$425,697,337
Shares outstanding – Administrator Class	904,596	28,444,563
Net asset value per share – Administrator Class	$16.86	$14.97
Net assets – Institutional Class	$56,493,917	$745,623,898
Shares outstanding – Institutional Class	3,327,037	48,757,615
Net asset value per share – Institutional Class	$16.98	$15.29
Net assets – Investor Class	$68,745,243	$34,601,729
Shares outstanding – Investor Class	4,147,988	2,381,018
Net asset value per share – Investor Class	$16.57	$14.53

Total investments, at cost	$146,883,545	$1,410,030,376

Securities on loan, at value	$28,217,780	$245,290,484

Foreign currency, at cost	$0	$0

Written options, premiums received	$0	$0

1.	Each Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities—April 30, 2011 (Unaudited)	Wells Fargo Advantage Small and Mid Cap Stock Funds	63

Small Cap Opportunities Fund	Small Cap Value Fund	Small/Mid Cap Value Fund	Special Small Cap Value Fund	Traditional Small Cap Growth Fund

$734,698,511	$3,340,800,721	$282,018,669	$800,280,336	$268,323,448
253,272,901	1,248,715,292	2,110,226	291,078,150	74,893,186

987,971,412	4,589,516,013	284,128,895	1,091,358,486	343,216,634
872,277	1,024,521	0	0	0
10,195,007	2,411,935	732,614	6,071,820	3,962,950
741,540	10,729,217	161,062	384,569	66,367
101,873	802,764	40,918	268,522	3,342
42,692	0	0	3,330	18,628
25,717	118,463	51,457	31,280	32,032

999,950,518	4,604,602,913	285,114,946	1,098,118,007	347,299,953

11,152,089	1,348,406	194,763	3,468,479	4,938,061
3,109,896	17,868,536	473,370	2,058,551	375,642
161,988,088	0	0	158,135,459	67,744,654
0	2,564,136	0	0	0
575,730	2,716,321	173,598	600,270	172,814
0	83,205	9,309	49,770	218
100,320	1,043,849	62,219	200,894	54,300
167,200	652,544	53,076	185,997	34,712
83,504	341,622	20,971	385,216	82,135

177,176,827	26,618,619	987,306	165,084,636	73,402,536

$822,773,691	$4,577,984,294	$284,127,640	$933,033,371	$273,897,417

$626,655,994	$3,268,428,661	$242,309,239	$1,002,617,378	$224,061,903
703,853	9,237,929	(205,046)	(1,055,639)	(1,025,679)
27,801,371	157,015,621	(32,409,102)	(127,068,907)	(36,814,563)
167,612,473	1,143,302,083	74,432,549	58,540,539	87,675,756

$822,773,691	$4,577,984,294	$284,127,640	$933,033,371	$273,897,417

NA	$767,576,479	$49,766,066	$507,750,482	$160,477,519
NA	22,692,164	2,994,829	21,646,509	8,717,417
NA	$33.83	$16.62	$23.46	$18.41
NA	$35.89	$17.63	$24.89	$19.53
NA	$11,704,743	NA	$32,249,297	NA
NA	379,569	NA	1,446,860	NA
NA	$30.84	NA	$22.29	NA
NA	$121,815,348	$14,858,456	$44,065,297	$116,698
NA	3,940,251	906,235	1,970,017	6,374
NA	$30.92	$16.40	$22.37	$18.31
$822,773,691	$469,892,033	$88,188,907	$319,378,102	$3,932,653
22,101,869	13,650,320	5,213,223	13,481,741	203,836
$37.23	$34.42	$16.92	$23.69	$19.29
NA	$1,173,666,701	$29,409,724	$29,590,193	$109,370,547
NA	34,032,264	1,731,209	1,248,053	5,658,035
NA	$34.49	$16.99	$23.71	$19.33
NA	$2,033,328,990	$101,904,487	NA	NA
NA	59,150,848	6,106,747	NA	NA
NA	$34.38	$16.69	NA	NA

$820,411,823	$3,445,972,254	$209,696,297	$1,032,817,947	$255,540,878

$157,997,360	$0	$0	$153,363,485	$66,132,619

$819,393	$1,018,332	$0	$0	$0

$0	$2,315,905	$0	$0	$0

64	Wells Fargo Advantage Small and Mid Cap Stock Funds	Statement of Operations—Six Months Ended April 30, 2011 (Unaudited)

	Intrinsic Small Cap Value Fund	Small Cap Growth Fund

Investment income
Dividends*	$681,608	$1,675,641
Interest	0	0
Income from affiliated securities	6,406	45,489
Securities lending income, net	33,299	280,163

Total investment income	721,313	2,001,293

Expenses
Advisory fee	596,136	4,981,227
Administration fees
Fund level	37,258	319,616
Class A	366	227,474
Class B	NA	4,384
Class C	188	7,569
Administrator Class	6,987	194,761
Institutional Class	25,650	268,920
Investor Class	116,339	53,569
Shareholder servicing fees
Class A	352	214,479
Class B	NA	4,215
Class C	180	7,278
Administrator Class	12,515	475,429
Investor Class	86,618	40,115
Distribution fees
Class B	NA	12,645
Class C	541	21,833
Custody and accounting fees	6,636	40,311
Professional fees	11,857	16,870
Registration fees	16,417	33,756
Shareholder report expenses	31,068	97,234
Trustees’ fees and expenses	5,274	5,274
Other fees and expenses	5,862	7,119

Total expenses	960,244	7,034,078
Less: Fee waivers and/or expense reimbursements	(35,861)	(147,057)

Net expenses	924,383	6,887,021

Net investment income (loss)	(203,070)	(4,885,728)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	12,069,964	156,866,318
Affiliated securities	0	0
Written options	0	0

Net realized gains on investments	12,069,964	156,866,318

Net change in unrealized gains (losses) on:
Unaffiliated securities	17,553,575	105,370,589
Affiliated securities	0	0
Written options	0	0

Net change in unrealized gains (losses) on investments	17,553,575	105,370,589

Net realized and unrealized gains (losses) on investments	29,623,539	262,236,907

Net increase in net assets resulting from operations	$29,420,469	$257,351,179

* Net of foreign withholding taxes of	$0	$0

The accompanying notes are an integral part of these financial statements.

Statement of Operations—Six Months Ended April 30, 2011 (Unaudited)	Wells Fargo Advantage Small and Mid Cap Stock Funds	65

Small Cap Opportunities Fund	Small Cap Value Fund	Small/Mid Cap Value Fund	Special Small Cap Value Fund	Traditional Small Cap Growth Fund

5,036,863	30,664,150	2,492,817	4,829,581	406,041
0	0	0	34,288	0
81,632	4,944,621	2,487	632,292	5,112
232,302	0	0	118,195	107,254

5,350,797	35,608,771	2,495,304	5,614,356	518,407

3,063,480	15,671,097	1,002,619	3,627,010	1,031,335

193,623	1,061,487	66,841	229,979	64,458
NA	945,159	60,495	650,043	190,355
NA	24,813	NA	45,204	NA
NA	144,386	17,866	55,420	137
387,245	82,743	40,816	160,332	1,531
NA	472,547	9,803	8,727	43,296
NA	3,369,133	166,565	NA	NA

NA	894,508	58,168	606,784	180,777
NA	23,572	NA	43,466	NA
NA	138,833	17,179	53,289	132
968,113	196,644	99,453	391,522	3,328
NA	2,515,767	125,756	NA	NA

NA	71,577	NA	130,397	NA
NA	416,497	51,537	159,865	395
24,881	114,994	31,951	34,071	12,154
19,192	30,736	17,128	18,429	22,277
5,984	32,411	29,917	19,329	12,912
30,915	198,884	22,439	33,725	19,252
5,274	5,274	5,274	10,761	10,156
9,355	40,299	3,904	87,196	2,000

4,708,062	26,451,361	1,827,711	6,365,549	1,594,495
(61,118)	(659,481)	(33,452)	(357,079)	(73,757)

4,646,944	25,791,880	1,794,259	6,008,470	1,520,738

703,853	9,816,891	701,045	(394,114)	(1,002,331)

67,381,655	226,755,520	2,372,765	36,136,030	40,475,388
0	45,764,174	(2,085)	(3,375,818)	0
0	(1,637,928)	53,498	0	0

67,381,655	270,881,766	2,424,178	32,760,212	40,475,388

64,122,981	353,067,238	37,711,237	96,592,667	25,489,493
0	(44,642,747)	388,390	28,429,845	0
0	(42,579)	0	0	0

64,122,981	308,381,912	38,099,627	125,022,512	25,489,493

131,504,636	579,263,678	40,523,805	157,782,724	65,964,881

132,208,489	589,080,569	41,224,850	157,388,610	64,962,550

$5,636	$204,389	$15,899	$0	$0

66	Wells Fargo Advantage Small and Mid Cap Stock Funds	Statements of Changes in Net Assets

	Intrinsic Small Cap Value Fund
	Six Months Ended April 30, 2011 (Unaudited)		Year Ended October 31, 2010

Operations
Net investment income (loss)		$(203,070)		$(821,870)
Net realized gains (loss) on investments		12,069,964		(9,453,633)
Net change in unrealized gains (losses) on investments		17,553,575		46,501,202

Net increase in net assets resulting from operations		29,420,469		36,225,699

Distributions to shareholders from
Net realized gains
Class A		0		0
Class B		NA		NA
Class C		0		0
Administrator Class		0		0
Institutional Class		0		0
Investor Class		0		0

Total distributions to shareholders		0		0

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	2,655	41,446	15,776	204,434
Class B	NA	NA	NA	NA
Class C	2,397	37,744	1,800	24,769
Administrator Class	960,748	14,201,857	108,637	1,415,320
Institutional Class	223,577	3,481,834	588,714	7,777,802
Investor Class	117,233	1,816,009	1,018,026	13,060,377

		19,578,890		22,482,702

Reinvestment of distributions
Class A	0	0	0	0
Class B	NA	NA	NA	NA
Class C	0	0	0	0
Administrator Class	0	0	0	0
Institutional Class	0	0	0	0
Investor Class	0	0	0	0

		0		0

Payment for shares redeemed
Class A	(13,246)	(201,408)	(15,336)	(193,486)
Class B	NA	NA	NA	NA
Class C	(4,724)	(72,106)	(2,903)	(35,895)
Administrator Class	(471,285)	(7,215,437)	(188,383)	(2,456,938)
Institutional Class	(2,054,283)	(32,382,758)	(1,021,167)	(13,279,134)
Investor Class	(1,747,196)	(25,852,789)	(10,988,353)	(136,366,356)

		(65,724,498)		(152,331,809)

Net increase (decrease) in net assets resulting from capital share transactions		(46,145,608)		(129,849,107)

Total increase (decrease) in net assets		(16,725,139)		(93,623,408)

Net assets
Beginning of period		157,602,764		251,226,172

End of period		$140,877,625		$157,602,764

Undistributed net investment income (loss)		$(203,070)		$0

Please see footnotes on page 72

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Small and Mid Cap Stock Funds	67

Small Cap Growth Fund				Small Cap Opportunities Fund
Six Months Ended April 30, 2011 (Unaudited)		Year Ended October 31, 2010		Six Months Ended April 30, 2011 (Unaudited)		Year Ended October 31, 2010

	$(4,885,728)		$(7,212,470)		$703,853		$(1,353,940)
	156,866,318		114,530,031		67,381,655		70,698,464
	105,370,589		99,730,490		64,122,981		55,657,152

	257,351,179		207,048,051		132,208,489		125,001,676

	(9,033,514)		0		NA		NA
	(191,258)		0		NA		NA
	(327,883)		0		NA		NA
	(19,911,813)		0		0		0
	(32,747,371)		0		NA		NA
	(1,702,524)		0		NA		NA

	(63,914,363)		0		0		0

Shares		Shares		Shares		Shares

1,365,939	18,714,605	4,266,265	50,476,661	NA	NA	NA	NA
7,097	90,218	4,040	48,404	NA	NA	NA	NA
7,264	91,660	7,655	83,474	NA	NA	NA	NA
6,095,816	85,277,050	7,997,587	98,610,395	1,833,437	63,714,015	2,085,857	61,033,972
6,398,997	90,876,467	20,560,823	249,326,976	NA	NA	NA	NA
74,458	1,012,264	155,921	1,831,264	NA	NA	NA	NA

	196,062,264		400,377,174		63,714,015		61,033,972

650,579	8,750,287	0	0	NA	NA	NA	NA
14,813	185,015	0	0	NA	NA	NA	NA
21,086	263,994	0	0	NA	NA	NA	NA
1,249,349	17,116,077	0	0	0	0	0	0
2,310,723	32,327,018	0	0	NA	NA	NA	NA
123,734	1,648,137	0	0	NA	NA	NA	NA

	60,290,528		0		0		0

(4,888,108)	(67,202,207)	(6,092,122)	(73,513,935)	NA	NA	NA	NA
(57,569)	(733,825)	(158,029)	(1,719,313)	NA	NA	NA	NA
(35,526)	(459,317)	(98,601)	(1,083,889)	NA	NA	NA	NA
(4,048,219)	(56,366,935)	(5,990,184)	(71,308,218)	(2,326,101)	(81,106,556)	(3,145,084)	(90,187,639)
(4,790,259)	(68,038,617)	(15,425,742)	(187,160,977)	NA	NA	NA	NA
(197,161)	(2,648,783)	(378,909)	(4,367,056)	NA	NA	NA	NA

	(195,449,684)		(339,153,388)		(81,106,556)		(90,187,639)

	60,903,108		61,223,786		(17,392,541)		(29,153,667)

	254,339,924		268,271,837		114,815,948		95,848,009

	1,128,307,831		860,035,994		707,957,743		612,109,734

	$1,382,647,755		$1,128,307,831		$822,773,691		$707,957,743

	$(4,885,728)		$0		$703,853		$0

68	Wells Fargo Advantage Small and Mid Cap Stock Funds	Statements of Changes in Net Assets

	Small Cap Value Fund
	Six Months Ended April 30, 2011 (Unaudited)		Year Ended October 31, 2010

Operations
Net investment income		$9,816,891		$32,353,442
Net realized gains (losses) on investments		270,881,766		123,590,495
Net change in unrealized gains (losses) on investments		308,381,912		671,127,923

Net increase in net assets resulting from operations		589,080,569		827,071,860

Distributions to shareholders from
Net investment income
Class A		(4,396,555)		(2,300,935)
Class C		(83,480)		0
Administrator Class		(531,686)		0 [1]
Institutional Class		(13,357,649)		(8,020,614)
Investor Class		(11,250,575)		(8,550,957)

Total distributions to shareholders		(29,619,945)		(18,872,506)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	4,375,177	139,670,441	7,352,697	205,305,892
Class B	11,408	334,543	16,458	408,266
Class C	570,189	16,704,764	810,271	20,900,709
Administrator Class	14,035,608	457,444,817	293,096 [1]	8,751,407 [1]
Institutional Class	9,279,837	303,974,218	11,306,842	320,492,637
Investor Class	5,655,345	184,236,327	14,625,960	414,414,308

		1,102,365,110		970,273,219

Reinvestment of distributions
Class A	135,471	4,274,122	86,806	2,251,740
Class C	2,516	72,756	0	0
Administrator Class	13,805	442,990	0 [1]	0 [1]
Institutional Class	403,997	12,976,398	300,086	7,916,268
Investor Class	345,521	11,080,846	319,963	8,431,013

		28,847,112		18,599,021

Payment for shares redeemed
Class A	(3,542,407)	(113,535,964)	(4,525,953)	(123,963,621)
Class B	(980,087)	(28,502,156)	(838,314)	(21,019,777)
Class C	(235,708)	(6,941,144)	(513,039)	(12,870,302)
Administrator Class	(690,684)	(22,820,507)	(1,505)[1]	(45,492)[1]
Institutional Class	(17,829,657)	(583,000,456)	(4,882,349)	(136,197,206)
Investor Class	(12,088,237)	(394,013,919)	(14,008,359)	(389,717,612)

		(1,148,814,146)		(683,814,010)

Net increase (decrease) in net assets resulting from capital share transactions		(17,601,924)		305,058,230

Total increase in net assets		541,858,700		1,113,257,584

Net assets
Beginning of period		4,036,125,594		2,922,868,010

End of period		$4,577,984,294		$4,036,125,594

Undistributed (overdistributed) net investment income		$9,237,929		$29,040,983

Please see footnotes on page 72

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Small and Mid Cap Stock Funds	69

Small/Mid Cap Value Fund
Six Months Ended April 30, 2011 (Unaudited)		Year Ended October 31, 2010

	$701,045		$1,791,343
	2,424,178		(1,615,073)
	38,099,627		43,829,760

	41,224,850		44,006,030

	(383,440)		(229,084)
	(26,770)		(23,540)
	(831,378)		(516,883)
	(245,567)		(124,564)
	(705,992)		(607,038)

	(2,193,147)		(1,501,109)

Shares		Shares

429,731	6,712,324	1,160,932	15,591,911
NA	NA	NA	NA
64,211	991,897	175,615	2,307,636
750,856	11,858,744	1,169,903	16,405,268
498,718	7,991,487	511,614	7,026,403
281,827	4,411,389	993,998	13,435,960

	31,965,841		54,767,178

24,476	374,730	17,533	223,551
1,059	16,044	1,123	14,179
46,488	723,817	34,793	450,909
2,541	39,719	1,693	22,007
44,502	684,436	44,856	574,160

	1,838,746		1,284,806

(353,782)	(5,554,010)	(606,554)	(8,163,876)
NA	NA	NA	NA
(36,741)	(565,102)	(77,855)	(1,035,038)
(463,037)	(7,406,142)	(951,079)	(13,004,355)
(65,201)	(1,041,808)	(39,688)	(551,999)
(1,134,882)	(17,687,431)	(2,141,737)	(28,762,565)

	(32,254,493)		(51,517,833)

	1,550,094		4,534,151

	40,581,797		47,039,072

	243,545,843		196,506,771

	$284,127,640		$243,545,843

	$(205,046)		$1,287,056

70	Wells Fargo Advantage Small and Mid Cap Stock Funds	Statements of Changes in Net Assets

	Special Small Cap Value Fund
	Six Months Ended April 30, 2011 (Unaudited)		Period Ended October 31, 2010[3]		Year Ended July 31, 2010[2]

Operations
Net investment loss		$(394,114)		$(351,182)			$(219,955)
Net realized gains (losses) on investments		32,760,212		(3,159,846)			60,548,206
Net change in unrealized gains (losses) on investments		125,022,512		61,205,076			124,279,447

Net increase in net assets resulting from operations		157,388,610		57,694,048			184,607,698

Distribution to shareholders from
Net investment income
Class A		0		0			(160,174)
Class R		NA		NA			(498)[4]
Administrator Class		0		0			(155,625)[13]
Institutional Class		0		0			0 [1]
Tax basis return of capital
Class A		0		0			(1,601,895)
Class R		NA		NA			(4,983)[4]
Administrator Class		0		0			(1,556,395)[13]

Total distributions to shareholders		0		0			(3,479,570)

	Shares		Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	1,579,117	34,333,235	572,045	10,578,712	4,024,494		72,865,099
Class B	5,022	105,246	1,939	35,417	27,827		513,465
Class C	57,046	1,193,892	13,815	248,918	138,443		2,433,750
Class R	NA	NA	NA	NA	70,560	[4]	1,311,195 [4]
Administrator Class	775,456	16,889,389	310,206	5,783,749	2,680,413	[13]	48,815,052 [13]
Institutional Class	1,177,829	25,169,987	155,100	3,091,150	536	[1]	10,000 [1]

		77,691,749		19,737,946			125,948,561

Reinvestment of distributions
Class A	0	0	0	0	96,500		1,659,805
Class R	NA	NA	NA	NA	259	[4]	4,418 [4]
Administrator Class	0	0	0	0	82,232	[13]	1,423,440 [13]
Institutional Class	0	0	0	0	0	[1]	0 [1]

		0		0			3,087,663

Payment for shares redeemed
Class A	(4,048,278)	(88,556,794)	(2,013,218)	(37,272,786)	(7,637,254)		(137,812,855)
Class B	(514,930)	(10,687,128)	(118,120)	(2,103,766)	(877,766)		(14,825,372)
Class C	(244,352)	(5,074,288)	(165,257)	(2,906,308)	(608,350)		(10,506,226)
Class R	NA	NA	NA	NA	(307,089)[4]		(5,403,377)[4]
Administrator Class	(4,119,834)	(89,551,866)	(682,921)	(12,775,162)	(20,343,660)[13]		(357,876,240)[13]
Institutional Class	(85,379)	(1,899,195)	(33)	(665)	0	[1]	0 [1]

		(195,769,271)		(55,058,687)			(526,426,070)

Please see footnotes on page 72

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Small and Mid Cap Stock Funds	71

Traditional Small Cap Growth Fund
Six Months Ended April 30, 2011 (Unaudited)		Period Ended October 31, 2010[6]		Year Ended September 30, 2010[5]

	$(1,002,331)		$(99,640)			$(2,365,842)
	40,475,388		5,519,378			75,168,601
	25,489,493		3,956,067			(45,508,254)

	64,962,550		9,375,805			27,294,505

	0		0			0
	NA		NA			NA
	0		0			0	[1]
	0		0			(40,111)[14]

	0		0			0
	NA		NA			NA
	0		0			0	[1]

	0		0			(40,111)

Shares		Shares		Shares

264,955	4,344,693	22,304	314,821	7,193,261	[9]	90,203,235	[10]
NA	NA	NA	NA	18,881	[7]	196,355	[7]
2,141	34,923	6,596	91,175	759	[1]	10,000	[1]
NA	NA	NA	NA	NA		NA
236,590	3,727,359	0	0	725	[1]	10,000	[1]
177,045	3,040,447	70,081	1,041,993	1,904,800	[14]	24,579,833	[14]

	11,147,422		1,447,989			114,999,423

0	0	0	0	0		0
NA	NA	NA	NA	NA		NA
0	0	0	0	0	[1]	0	[1]
0	0	0	0	1,136	[14]	14,115	[14]

	0		0			14,115

(1,071,477)	(17,110,613)	(172,259)	(2,426,788)	(9,748,106)[11]		(105,655,406)[12]
NA	NA	NA	NA	(521,262)[7]		(5,375,679)[7]
(2,673)	(43,577)	(449)	(6,388)	0	[1]	0	[1]
NA	NA	NA	NA	NA		NA
(33,479)	(585,180)	0	0	0	[1]	0	[1]
(1,548,219)	(26,389,603)	(146,368)	(2,160,333)	(21,713,838)[14]		(277,885,539)[14]

	(44,128,973)		(4,593,509)			(388,916,624)

72	Wells Fargo Advantage Small and Mid Cap Stock Funds	Statements of Changes in Net Assets

	Special Small Cap Value Fund
	Six Months Ended April 30, 2011 (Unaudited)		Period Ended October 31, 2010[3]		Year Ended July 31, 2010[2]

	Shares		Shares		Shares

Capital share transactions (continued)
Net asset value of shares issued in acquisition
Class A	0	$0	0	$0	520,841	$9,190,148
Class B	0	0	0	0	167,510	2,825,351
Class C	0	0	0	0	183,875	3,111,534
Administrator Class	0	0	0	0	1,139,052	20,258,550

		0		0		35,385,583

Net decrease in net assets resulting from capital share transactions		(118,077,522)		(35,320,741)		(362,002,263)

Total increase (decrease) in net assets		39,311,088		22,373,307		(180,874,135)

Net assets
Beginning of period		893,722,283		871,348,976		1,052,223,111

End of period		$933,033,371		$893,722,283		$871,348,976

Undistributed (overdistributed) net investment loss		$(1,055,639)		$(661,525)		$(268,406)

1.	Class commenced operation on July 30, 2010.

2.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Special Values Fund and Evergreen Small Cap Value Fund. Evergreen Special Values Fund became the accounting and performance survivor in this transaction. The information for the period prior to July 19, 2010 is that of Evergreen Special Values Fund.

3.	For the three months ended October 31, 2010. The Fund changed its fiscal year end from July 31 to October 31, effective October 31, 2010.
4.	Class R shares of the predecessor fund became Class A share on July 19, 2010.

5.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Growth Fund, which became the accounting and performance survivor in this transaction. The information for the period prior to July 19, 2010 is that of Evergreen Growth Fund.

6.	For the one month ended October 31, 2010. The Fund changed its fiscal year end from September 30 to October 31, effective October 31, 2010.

7.	Class B shares of the predecessor fund became Class A shares on July 19, 2010.

8.	Class C shares of the predecessor fund became Class A shares on July 19, 2010.

9.	Amount includes 6,177,555 shares of Class C shares of the predecessor fund which became Class A shares on July 19, 2010.

10.	Amount includes $77,317,477 of Class C shares of the predecessor fund which became Class A shares on July 19, 2010.

11.	Amount includes 8,329,992 shares of Class C shares of the predecessor fund which became Class A shares on July 19, 2010.

12.	Amount includes $87,460,732 of Class C shares of the predecessor fund which became Class A shares on July 19, 2010.
13.	Class I shares of the predecessor fund became Administrator Class shares on July 19, 2010.
14.	Class I shares of the predecessor fund became Institutional Class shares on July 19, 2010.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Small and Mid Cap Stock Funds	73

Traditional Small Cap Growth Fund
Six Months Ended April 30, 2011 (Unaudited)		Period Ended October 31, 2010[6]		Year Ended September 30, 2010[5]

Shares		Shares		Shares

0	$0	0	$0	0	$0
NA	NA	NA	NA	0	0
0	0	0	0	0	0
0	0	0	0	0	0

	0		0		0

	(32,981,551)		(3,145,520)		(273,903,086)

	31,980,999		6,230,285		(246,648,692)

	241,916,418		235,686,133		482,334,825

	$273,897,417		$241,916,418		$235,686,133

	$(1,025,679)		$(23,348)		$(22,844)

74	Wells Fargo Advantage Small and Mid Cap Stock Funds	Financial Highlights

	Beginning Net Asset Value Per Share	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Distributions from Net Investment Income	Distributions from Net Realized Gains

Intrinsic Small Cap Value Fund
Class A
November 1, 2010 to April 30, 2011 (Unaudited)	$13.81	(0.03)[2]	2.93	0.00	0.00
November 1, 2009 to October 31, 2010	$11.52	(0.06)	2.35	0.00	0.00
November 1, 2008 to October 31, 2009	$11.08	(0.02)[2]	0.47	0.00	0.00
March 31, 2008[3] to October 31, 2008	$13.72	0.00 [2]	(2.64)	0.00	0.00
Class C
November 1, 2010 to April 30, 2011 (Unaudited)	$13.45	(0.09)[2]	2.87	0.00	0.00
November 1, 2009 to October 31, 2010	$11.31	(0.18)	2.32	0.00	0.00
November 1, 2008 to October 31, 2009	$10.95	(0.09)[2]	0.45	0.00	0.00
March 31, 2008[3] October 31, 2008	$13.61	(0.06)[2]	(2.60)	0.00	0.00
Administrator Class
November 1, 2010 to April 30, 2011 (Unaudited)	$13.91	(0.03)[2]	2.98	0.00	0.00
November 1, 2009 to October 31, 2010	$11.58	(0.02)	2.35	0.00	0.00
November 1, 2008 to October 31, 2009	$11.10	0.02 [2]	0.46	0.00	0.00
November 1, 2007 to October 31, 2008	$18.10	0.06 [2]	(5.70)	(0.22)	(1.14)
November 1, 2006 to October 31, 2007	$18.11	0.11 [2]	0.75	0.00	(0.87)
November 1, 2005 to October 31, 2006	$16.07	0.01 [2]	2.81	0.00	(0.78)
Institutional Class
November 1, 2010 to April 30, 2011 (Unaudited)	$14.00	0.00 [2]	2.98	0.00	0.00
November 1, 2009 to October 31, 2010	$11.63	0.00 [2]	2.37	0.00	0.00
November 1, 2008 to October 31, 2009	$11.15	0.04 [2]	0.47	0.00	0.00
November 1, 2007 to October 31, 2008	$18.19	0.09 [2]	(5.73)	(0.26)	(1.14)
November 1, 2006 to October 31, 2007	$18.16	0.15 [2]	0.75	0.00	(0.87)
November 1, 2005 to October 31, 2006	$16.09	0.03 [2]	2.82	0.00	(0.78)
Investor Class
November 1, 2010 to April 30, 2011 (Unaudited)	$13.70	(0.04)[2]	2.91	0.00	0.00
November 1, 2009 to October 31, 2010	$11.43	(0.06)[2]	2.33	0.00	0.00
November 1, 2008 to October 31, 2009	$10.99	(0.01)[2]	0.45	0.00	0.00
November 1, 2007 to October 31, 2008	$17.92	0.02 [2]	(5.65)	(0.16)	(1.14)
November 1, 2006 to October 31, 2007	$18.00	0.05 [2]	0.74	0.00	(0.87)
November 1, 2005 to October 31, 2006	$16.04	(0.06)[2]	2.80	0.00	(0.78)

Small Cap Growth Fund
Class A
November 1, 2010 to April 30, 2011 (Unaudited)	$12.62	(0.07)[2]	2.86	0.00	(0.73)
November 1, 2009 to October 31, 2010	$10.23	(0.11)[2]	2.50	0.00	0.00
November 1, 2008 to October 31, 2009	$7.58	(0.08)[2]	2.73	0.00	0.00
November 1, 2007 to October 31, 2008	$16.02	(0.10)	(6.04)	0.00	(2.30)
November 1, 2006 to October 31, 2007	$14.03	(0.13)[2]	3.66	0.00	(1.54)
November 1, 2005 to October 31, 2006	$12.19	(0.16)	2.93	0.00	(0.93)
Class B
November 1, 2010 to April 30, 2011 (Unaudited)	$11.78	(0.11)[2]	2.66	0.00	(0.73)
November 1, 2009 to October 31, 2010	$9.62	(0.19)[2]	2.35	0.00	0.00
November 1, 2008 to October 31, 2009	$7.18	(0.13)[2]	2.57	0.00	0.00
November 1, 2007 to October 31, 2008	$15.41	(0.18)[2]	(5.75)	0.00	(2.30)
November 1, 2006 to October 31, 2007	$13.65	(0.23)[2]	3.53	0.00	(1.54)
November 1, 2005 to October 31, 2006	$11.97	(0.28)	2.89	0.00	(0.93)
Class C
November 1, 2010 to April 30, 2011 (Unaudited)	$11.80	(0.13)	2.68	0.00	(0.73)
November 1, 2009 to October 31, 2010	$9.64	(0.19)[2]	2.35	0.00	0.00
November 1, 2008 to October 31, 2009	$7.19	(0.13)[2]	2.58	0.00	0.00
November 1, 2007 to October 31, 2008	$15.43	(0.18)[2]	(5.76)	0.00	(2.30)
November 1, 2006 to October 31, 2007	$13.66	(0.23)[2]	3.54	0.00	(1.54)
November 1, 2005 to October 31, 2006	$11.98	(0.25)	2.86	0.00	(0.93)

Please see footnotes on page 82

Financial Highlights	Wells Fargo Advantage Small and Mid Cap Stock Funds	75

Distributions from Tax Basis Return of capital	Ending Net Asset Value Per Share	Ratio to Average Net Assets (Annualized)			Total Return[1]	Portfolio Turnover Rate	Net Assets at End of Period (000’s omitted)
		Net Investment Income (Loss)	Gross Expenses	Net Expenses

0.00	$16.71	(0.42)%	1.47%	1.42%	21.00%	24%	$251
0.00	$13.81	(0.49)%	1.54%	1.45%	19.88%	147%	$354
(0.01)	$11.52	(0.17)%	1.57%	1.45%	4.09%	64%	$290
0.00	$11.08	0.01%	1.55%	1.45%	(19.24)%	77%	$29

0.00	$16.23	(1.23)%	2.21%	2.17%	20.67%	24%	$133
0.00	$13.45	(1.24)%	2.30%	2.20%	18.92%	147%	$142
0.00	$11.31	(0.90)%	2.31%	2.20%	3.29%	64%	$132
0.00	$10.95	(0.76)%	2.33%	2.20%	(19.54)%	77%	$26

0.00	$16.86	(0.40)%	1.22%	1.20%	21.21%	24%	$15,254
0.00	$13.91	(0.23)%	1.37%	1.20%	20.12%	147%	$5,774
0.00	$11.58	0.18%	1.38%	1.20%	4.32%	64%	$5,730
0.00	$11.10	0.41%	1.38%	1.20%	(33.26)%	77%	$6,447
0.00	$18.10	0.58%	1.39%	1.20%	4.84%	97%	$12,548
0.00	$18.11	0.08%	1.39%	1.20%	18.17%	100%	$5,999

0.00	$16.98	0.00%	1.04%	0.98%	21.29%	24%	$56,494
0.00	$14.00	(0.03)%	1.10%	1.00%	20.38%	147%	$72,200
(0.03)	$11.63	0.36%	1.11%	1.00%	4.61%	64%	$65,014
0.00	$11.15	0.60%	1.11%	1.00%	(33.17)%	77%	$64,444
0.00	$18.19	0.84%	1.12%	1.00%	5.05%	97%	$114,345
0.00	$18.16	0.20%	1.11%	1.00%	18.34%	100%	$63,905

0.00	$16.57	(0.50)%	1.53%	1.48%	20.95%	24%	$68,745
0.00	$13.70	(0.47)%	1.63%	1.49%	19.86%	147%	$79,132
0.00	$11.43	(0.12)%	1.67%	1.49%	4.00%	64%	$180,060
0.00	$10.99	0.11%	1.70%	1.49%	(33.46)%	77%	$213,243
0.00	$17.92	0.26%	1.74%	1.53%	4.46%	97%	$384,047
0.00	$18.00	(0.37)%	1.73%	1.61%	(2.71)%	100%	$172,013

0.00	$14.68	(1.05)%	1.36%	1.36%	22.63%	73%	$167,304
0.00	$12.62	(0.97)%	1.43%	1.40%	23.36%	69%	$180,062
0.00	$10.23	(0.93)%	1.51%	1.40%	34.96%	76%	$164,636
0.00	$7.58	(0.91)%	1.54%	1.40%	(43.80)%	82%	$115,579
0.00	$16.02	(0.91)%	1.55%	1.40%	27.63%	122%	$199,396
0.00	$14.03	(1.15)%	1.61%	1.40%	23.82%	142%	$110,813

0.00	$13.60	(1.80)%	2.12%	2.12%	22.20%	73%	$3,333
0.00	$11.78	(1.71)%	2.18%	2.15%	22.35%	69%	$3,307
0.00	$9.62	(1.67)%	2.26%	2.15%	33.98%	76%	$4,182
0.00	$7.18	(1.67)%	2.29%	2.15%	(44.24)%	82%	$4,648
0.00	$15.41	(1.70)%	2.30%	2.15%	26.62%	122%	$14,311
0.00	$13.65	(1.90)%	2.36%	2.15%	22.86%	142%	$20,226

0.00	$13.62	(1.81)%	2.12%	2.12%	22.25%	73%	$6,088
0.00	$11.80	(1.72)%	2.18%	2.15%	22.30%	69%	$5,357
0.00	$9.64	(1.67)%	2.26%	2.15%	34.08%	76%	$5,252
0.00	$7.19	(1.67)%	2.27%	2.15%	(44.25)%	82%	$4,519
0.00	$15.43	(1.66)%	2.30%	2.15%	26.68%	122%	$10,187
0.00	$13.66	(1.90)%	2.36%	2.15%	22.84%	142%	$6,543

76	Wells Fargo Advantage Small and Mid Cap Stock Funds	Financial Highlights

	Beginning Net Asset Value Per Share	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Distributions from Net Investment Income	Distributions from Net Realized Gains

Small Cap Growth Fund (continued)
Administrator Class
November 1, 2010 to April 30, 2011 (Unaudited)	$12.84	(0.06)	2.92	0.00	(0.73)
November 1, 2009 to October 31, 2010	$10.39	(0.09)[2]	2.54	0.00	0.00
November 1, 2008 to October 31, 2009	$7.68	(0.06)[2]	2.77	0.00	0.00
November 1, 2007 to October 31, 2008	$16.17	(0.08)[2]	(6.11)	0.00	(2.30)
November 1, 2006 to October 31, 2007	$14.12	(0.10)[2]	3.69	0.00	(1.54)
November 1, 2005 to October 31, 2006	$12.24	(0.13)	2.94	0.00	(0.93)
Institutional Class
November 1, 2010 to April 30, 2011 (Unaudited)	$13.09	(0.05)	2.98	0.00	(0.73)
November 1, 2009 to October 31, 2010	$10.56	(0.06)[2]	2.59	0.00	0.00
November 1, 2008 to October 31, 2009	$7.78	(0.04)[2]	2.82	0.00	0.00
November 1, 2007 to October 31, 2008	$16.30	(0.04)[2]	(6.18)	0.00	(2.30)
November 1, 2006 to October 31, 2007	$14.19	(0.06)[2]	3.71	0.00	(1.54)
November 1, 2005 to October 31, 2006	$12.26	(0.11)	2.97	0.00	(0.93)
Investor Class
November 1, 2010 to April 30, 2011 (Unaudited)	$12.50	(0.08)	2.84	0.00	(0.73)
November 1, 2009 to October 31, 2010	$10.14	(0.12)[2]	2.48	0.00	0.00
November 1, 2008 to October 31, 2009	$7.52	(0.08)[2]	2.70	0.00	0.00
November 1, 2007 to October 31, 2008[7]	$15.93	(0.12)[2]	(5.99)	0.00	(2.30)
November 1, 2006 to October 31, 2007	$13.99	(0.16)[2]	3.64	0.00	(1.54)
November 1, 2005 to October 31, 2006	$12.18	(0.19)	2.93	0.00	(0.93)

Small Cap Opportunities Fund
Administrator Class
November 1, 2010 to April 30, 2011 (Unaudited)	$31.33	0.03	5.87	0.00	0.00
November 1, 2009 to October 31, 2010	$25.88	(0.06)	5.51	0.00	0.00
November 1, 2008 to October 31, 2009	$23.47	(0.02)	3.38	0.00	(0.93)
November 1, 2007 to October 31, 2008	$39.68	0.01	(11.23)	(0.10)	(4.89)
November 1, 2006 to October 31, 2007	$38.56	0.11	6.99	0.00	(5.98)
November 1, 2005 to October 31, 2006	$33.97	(0.04)	7.30	0.00	(2.67)

Small Cap Value Fund
Class A
November 1, 2010 to April 30, 2011 (Unaudited)	$29.71	0.05	4.27	(0.20)	0.00
November 1, 2009 to October 31, 2010	$23.32	0.22 [2]	6.29	(0.12)	0.00
November 1, 2008 to October 31, 2009	$18.22	0.15 [2]	4.95	0.00	0.00
November 1, 2007 to October 31, 2008	$36.28	(0.02)[2]	(13.25)	(0.01)	(4.78)
November 1, 2006 to October 31, 2007	$32.63	(0.15)[2]	6.76	0.00	(2.96)
November 1, 2005 to October 31, 2006	$31.17	(0.04)	4.61	0.00	(3.11)
Class B
November 1, 2010 to April 30, 2011 (Unaudited)	$27.02	(0.10)[2]	3.92	0.00	0.00
November 1, 2009 to October 31, 2010	$21.28	0.00 [2]	5.74	0.00	0.00
November 1, 2008 to October 31, 2009	$16.75	0.01 [2]	4.52	0.00	0.00
November 1, 2007 to October 31, 2008	$33.98	(0.22)[2]	(12.23)	0.00	(4.78)
November 1, 2006 to October 31, 2007	$30.96	(0.38)[2]	6.36	0.00	(2.96)
November 1, 2005 to October 31, 2006	$29.92	(0.35)	4.50	0.00	(3.11)
Class C
November 1, 2010 to April 30, 2011 (Unaudited)	$27.11	(0.06)[2]	3.89	(0.02)	0.00
November 1, 2009 to October 31, 2010	$21.34	0.01 [2]	5.76	0.00	0.00
November 1, 2008 to October 31, 2009	$16.80	0.01 [2]	4.53	0.00	0.00
November 1, 2007 to October 31, 2008	$34.07	(0.22)[2]	(12.27)	0.00	(4.78)
November 1, 2006 to October 31, 2007	$31.03	(0.38)[2]	6.38	0.00	(2.96)
November 1, 2005 to October 31, 2006	$29.99	(0.34)	4.49	0.00	(3.11)

Please see footnotes on page 82

Financial Highlights	Wells Fargo Advantage Small and Mid Cap Stock Funds	77

Distributions from Tax Basis Return of capital	Ending Net Asset Value Per Share	Ratio to Average Net Assets (Annualized)			Total Return[1]	Portfolio Turnover Rate	Net Assets at End of Period (000’s omitted)
		Net Investment Income (Loss)	Gross Expenses	Net Expenses

0.00	$14.97	(0.89)%	1.20%	1.20%	22.71%	73%	$425,697
0.00	$12.84	(0.79)%	1.26%	1.20%	23.58%	69%	$322,945
0.00	$10.39	(0.73)%	1.32%	1.20%	35.29%	76%	$240,411
0.00	$7.68	(0.70)%	1.36%	1.20%	(43.69)%	82%	$148,493
0.00	$16.17	(0.71)%	1.37%	1.20%	27.90%	122%	$110,917
0.00	$14.12	(0.95)%	1.43%	1.20%	24.07%	142%	$62,302

0.00	$15.29	(0.59)%	0.94%	0.90%	22.99%	73%	$745,624
0.00	$13.09	(0.49)%	0.99%	0.90%	23.86%	69%	$586,879
0.00	$10.56	(0.43)%	1.07%	0.90%	35.73%	76%	$419,154
0.00	$7.78	(0.40)%	1.09%	0.90%	(43.50)%	82%	$197,150
0.00	$16.30	(0.41)%	1.10%	0.90%	28.22%	122%	$85,664
0.00	$14.19	(0.64)%	1.16%	0.90%	24.46%	142%	$55,921

0.00	$14.53	(1.12)%	1.44%	1.44%	22.60%	73%	$34,602
0.00	$12.50	(1.06)%	1.52%	1.48%	23.27%	69%	$29,757
0.00	$10.14	(1.02)%	1.62%	1.49%	34.84%	76%	$26,402
0.00	$7.52	(1.05)%	1.71%	1.55%	(43.87)%	82%	$19,322
0.00	$15.93	(1.09)%	1.72%	1.57%	27.32%	122%	$43,069
0.00	$13.99	(1.32)%	1.78%	1.57%	23.59%	142%	$37,082

0.00	$37.23	0.18%	1.22%	1.20%	18.83%	45%	$822,774
0.00	$31.33	(0.20)%	1.25%	1.20%	21.06%	66%	$707,958
(0.02)	$25.88	(0.07)%	1.31%	1.20%	15.44%	68%	$612,110
0.00	$23.47	0.08%	1.28%	1.20%	(31.65)%	72%	$541,369
0.00	$39.68	0.29%	1.33%	1.20%	20.94%	65%	$910,162
0.00	$38.56	(0.11)%	1.34%	1.20%	22.57%	79%	$800,078

0.00	$33.83	0.34%	1.31%	1.30%	14.57%	7%	$767,576
0.00	$29.71	0.79%	1.38%	1.37%	28.01%	21%	$645,371
0.00	$23.32	0.79%	1.44%	1.44%	27.99%	27%	$438,744
0.00	$18.22	(0.08)%	1.44%	1.44%	(41.27)%	27%	$382,412
0.00	$36.28	(0.45)%	1.44%	1.44%	21.87%	48%	$715,334
0.00	$32.63	(0.15)%	1.44%	1.43%	15.44%	33%	$656,151

0.00	$30.84	(0.72)%	2.06%	2.04%	14.14%	7%	$11,705
0.00	$27.02	0.00%	2.13%	2.13%	26.97%	21%	$36,436
0.00	$21.28	0.03%	2.19%	2.19%	27.04%	27%	$46,175
0.00	$16.75	(0.87)%	2.19%	2.19%	(41.68)%	27%	$53,515
0.00	$33.98	(1.20)%	2.19%	2.19%	20.94%	48%	$123,492
0.00	$30.96	(0.91)%	2.19%	2.18%	14.61%	33%	$128,970

0.00	$30.92	(0.41)%	2.07%	2.05%	14.14%	7%	$121,815
0.00	$27.11	0.04%	2.13%	2.12%	27.04%	21%	$97,675
0.00	$21.34	0.03%	2.19%	2.19%	27.02%	27%	$70,558
0.00	$16.80	(0.85)%	2.19%	2.19%	(41.69)%	27%	$69,952
0.00	$34.07	(1.20)%	2.19%	2.19%	20.96%	48%	$146,997
0.00	$31.03	(0.91)%	2.19%	2.18%	14.57%	33%	$143,872

78	Wells Fargo Advantage Small and Mid Cap Stock Funds	Financial Highlights

	Beginning Net Asset Value Per Share	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Distributions from Net Investment Income	Distributions from Net Realized Gains

Small Cap Value Fund (continued)
Administrator Class
November 1, 2010 to April 30, 2011 (Unaudited)	$30.32	0.17	[2]	4.25	(0.32)	0.00
July 30, 2010[3] to October 31, 2010	$28.12	0.05	[2]	2.15	0.00	0.00
Institutional Class
November 1, 2010 to April 30, 2011 (Unaudited)	$30.33	0.16		4.31	(0.31)	0.00
November 1, 2009 to October 31, 2010	$23.80	0.34	[2]	6.42	(0.23)	0.00
November 1, 2008 to October 31, 2009	$18.50	0.25	[2]	5.05	0.00	0.00
November 1, 2007 to October 31, 2008	$36.77	0.13	[2]	(13.45)	(0.17)	(4.78)
July 31, 2007[3] to October 31, 2007	$34.30	0.01	[2]	2.46	0.00	0.00
Investor Class
November 1, 2010 to April 30, 2011 (Unaudited)	$30.18	0.05	[2]	4.33	(0.18)	0.00
November 1, 2009 to October 31, 2010	$23.70	0.22	[2]	6.39	(0.13)	0.00
November 1, 2008 to October 31, 2009	$18.50	0.17	[2]	5.03	0.00	0.00
November 1, 2007 to October 31, 2008	$36.73	(0.01)[2]		(13.43)	(0.01)	(4.78)
November 1, 2006 to October 31, 2007	$32.98	(0.13)[2]		6.84	0.00	(2.96)
November 1, 2005 to October 31, 2006	$31.45	(0.02)		4.66	0.00	(3.11)

Small/Mid Cap Value Fund
Class A
November 1, 2010 to April 30, 2011 (Unaudited)	$14.33	0.04		2.38	(0.13)	0.00
November 1, 2009 to October 31, 2010	$11.78	0.08		2.56	(0.09)	0.00
November 1, 2008 to October 31, 2009	$8.78	0.11	[2]	2.89	0.00	0.00
November 1, 2007 to October 31, 2008	$18.19	0.11	[2]	(7.84)	(0.09)	(1.59)
July 31, 2007[3] to October 31, 2007	$17.09	(0.02)[2]		1.12	0.00	0.00
Class C
November 1, 2010 to April 30, 2011 (Unaudited)	$14.10	(0.02)		2.35	(0.03)	0.00
November 1, 2009 to October 31, 2010	$11.62	0.00		2.51	(0.03)	0.00
November 1, 2008 to October 31, 2009	$8.72	0.04	[2]	2.86	0.00	0.00
November 1, 2007 to October 31, 2008	$18.15	0.02	[2]	(7.81)	(0.05)	(1.59)
July 31, 2007[3] to October 31, 2007	$17.09	(0.06)[2]		1.12	0.00	0.00
Administrator Class
November 1, 2010 to April 30, 2011 (Unaudited)	$14.60	0.05		2.43	(0.16)	0.00
November 1, 2009 to October 31, 2010	$11.99	0.13		2.59	(0.11)	0.00
November 1, 2008 to October 31, 2009	$8.92	0.13	[2]	2.94	0.00	0.00
November 1, 2007 to October 31, 2008	$18.37	0.12	[2]	(7.91)	(0.07)	(1.59)
November 1, 2006 to October 31, 2007	$16.45	(0.05)[2]		2.20	0.00	(0.23)
November 1, 2005 to October 31, 2006	$14.65	0.00		2.12	0.00	(0.32)
Institutional Class
November 1, 2010 to April 30, 2011 (Unaudited)	$14.67	0.06		2.45	(0.19)	0.00
November 1, 2009 to October 31, 2010	$12.04	0.17	[2]	2.59	(0.13)	0.00
November 1, 2008 to October 31, 2009	$8.93	0.15	[2]	2.96	0.00	0.00
November 1, 2007 to October 31, 2008	$18.40	0.15	[2]	(7.93)	(0.10)	(1.59)
November 1, 2006 to October 31, 2007	$16.45	(0.03)[2]		2.21	0.00	(0.23)
November 1, 2005 to October 31, 2006	$16.01	0.01		0.43	0.00	0.00
Investor Class
November 1, 2010 to April 30, 2011 (Unaudited)	$14.38	0.02		2.40	(0.11)	0.00
November 1, 2009 to October 31, 2010	$11.81	0.09		2.56	(0.08)	0.00
November 1, 2008 to October 31, 2009	$8.81	0.10	[2]	2.90	0.00	0.00
November 1, 2007 to October 31, 2008	$18.18	0.06	[2]	(7.82)	(0.02)	(1.59)
November 1, 2006 to October 31, 2007	$16.34	(0.12)[2]		2.19	0.00	(0.23)
November 1, 2005 to October 31, 2006	$14.62	(0.01)		2.05	0.00	(0.32)

Please see footnotes on page 82

Financial Highlights	Wells Fargo Advantage Small and Mid Cap Stock Funds	79

Ending Net Asset Value Per Share	Ratio to Average Net Assets (Annualized)			Total Return[1]	Portfolio Turnover Rate	Net Assets at End of Period (000’s omitted)
	Net Investment Income (Loss)	Gross Expenses	Net Expenses

$34.42	1.02%	1.15%	1.10%	14.64%	7%	$469,892
$30.32	0.79%	1.28%	1.10%	7.82%	21%	$8,841

$34.49	0.83%	0.89%	0.89%	14.80%	7%	$1,173,667
$30.33	1.23%	0.94%	0.93%	28.53%	21%	$1,279,201
$23.80	1.24%	1.00%	0.95%	28.65%	27%	$843,753
$18.50	0.49%	0.99%	0.95%	(40.96)%	27%	$340,878
$36.77	0.13%	0.97%	0.94%	7.20%	48%	$8,707

$34.38	0.31%	1.38%	1.33%	14.55%	7%	$2,033,329
$30.18	0.80%	1.47%	1.35%	27.99%	21%	$1,968,601
$23.70	0.88%	1.55%	1.36%	28.11%	27%	$1,523,637
$18.50	(0.02)%	1.57%	1.36%	(41.20)%	27%	$1,461,833
$36.73	(0.37)%	1.61%	1.36%	21.95%	48%	$3,183,124
$32.98	(0.05)%	1.61%	1.36%	15.53%	33%	$2,571,031

$16.62	0.48%	1.39%	1.39%	16.90%	19%	$49,766
$14.33	0.77%	1.47%	1.40%	22.63%	41%	$41,491
$11.78	1.12%	1.57%	1.40%	34.17%	35%	$27,370
$8.78	0.83%	1.55%	1.40%	(46.09)%	43%	$12,859
$18.19	(0.50)%	1.50%	1.27%	6.44%	89%	$444

$16.40	(0.27)%	2.14%	2.14%	16.54%	19%	$14,858
$14.10	0.00%	2.22%	2.15%	21.62%	41%	$12,379
$11.62	0.40%	2.26%	2.11%	33.26%	35%	$9,052
$8.72	0.16%	2.30%	2.15%	(46.46)%	43%	$4,700
$18.15	(1.32)%	2.27%	2.10%	6.20%	89%	$45

$16.92	0.73%	1.23%	1.15%	17.11%	19%	$88,189
$14.60	1.00%	1.29%	1.15%	22.82%	41%	$71,246
$11.99	1.34%	1.39%	1.15%	34.42%	35%	$55,463
$8.92	0.86%	1.43%	1.15%	(45.89)%	43%	$35,489
$18.37	(0.30)%	1.37%	1.15%	13.24%	89%	$41,988
$16.45	0.08%	1.43%	1.15%	14.66%	56%	$75,172

$16.99	0.87%	0.97%	0.95%	17.22%	19%	$29,410
$14.67	1.22%	1.02%	0.95%	23.08%	41%	$19,005
$12.04	1.58%	1.12%	0.95%	34.83%	35%	$9,985
$8.93	1.07%	1.16%	0.95%	(45.83)%	43%	$6,679
$18.40	(0.18)%	1.10%	0.94%	13.42%	89%	$2,902
$16.45	0.53%	1.04%	0.89%	2.75%	56%	$10

$16.69	0.41%	1.46%	1.46%	16.88%	19%	$101,904
$14.38	0.67%	1.56%	1.48%	22.49%	41%	$99,424
$11.81	1.02%	1.67%	1.49%	34.05%	35%	$94,728
$8.81	0.44%	1.69%	1.49%	(46.14)%	43%	$75,324
$18.18	(0.68)%	1.73%	1.52%	12.83%	89%	$169,624
$16.34	(0.33)%	1.78%	1.57%	14.13%	56%	$150,180

80	Wells Fargo Advantage Small and Mid Cap Stock Funds	Financial Highlights

	Beginning Net Asset Value Per Share	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Distributions from Net Investment Income	Distributions from Net Realized Gains

Special Small Cap Value Fund[10]
Class A
November 1, 2010 to April 30, 2011 (Unaudited)	$19.78	(0.02)	3.70	0.00	0.00
August 1, 2010 to October 31, 2010[8]	$18.50	(0.01)	1.29	0.00	0.00
August 1, 2009 to July 31, 2010	$15.51	(0.02)	3.07	(0.01)	0.00
August 1, 2008 to July 31, 2009	$18.78	0.11	(3.19)	(0.19)	(0.00)[4]
August 1, 2007 to July 31, 2008	$27.25	0.15	(3.83)	(0.27)	(4.52)
August 1, 2006 to July 31, 2007	$28.55	0.30	3.43	(0.10)	(4.93)
August 1, 2005 to July 31, 2006	$30.03	0.07	1.95	(0.21)	(3.29)
Class B
November 1, 2010 to April 30, 2011 (Unaudited)	$18.87	(0.09)[2]	3.51	0.00	0.00
August 1, 2010 to October 31, 2010[8]	$17.68	(0.08)	1.27	0.00	0.00
August 1, 2009 to July 31, 2010	$14.88	(0.14)[2]	2.94	0.00	0.00
August 1, 2008 to July 31, 2009	$17.92	0.00 [2]	(3.02)	(0.02)	(0.00)[4]
August 1, 2007 to July 31, 2008	$26.17	0.00	(3.67)	(0.06)	(4.52)
August 1, 2006 to July 31, 2007	$27.69	0.08 [2]	3.33	0.00	(4.93)
August 1, 2005 to July 31, 2006	$29.25	(0.13)	1.86	0.00	(3.29)
Class C
November 1, 2010 to April 30, 2011 (Unaudited)	$18.94	(0.09)	3.52	0.00	0.00
August 1, 2010 to October 31, 2010[8]	$17.74	(0.07)	1.27	0.00	0.00
August 1, 2009 to July 31, 2010	$14.93	(0.18)	2.99	0.00	0.00
August 1, 2008 to July 31, 2009	$17.98	0.00 [3]	(3.03)	(0.02)	(0.00)[4]
August 1, 2007 to July 31, 2008	$26.24	0.00 [3]	(3.69)	(0.05)	(4.52)
August 1, 2006 to July 31, 2007	$27.75	0.09	3.33	0.00	(4.93)
August 1, 2005 to July 31, 2006	$29.30	(0.12)	1.86	0.00	(3.29)
Administrator Class
November 1, 2010 to April 30, 2011 (Unaudited)	$19.96	0.02 [2]	3.71	0.00	0.00
August 1, 2010 to October 31, 2010[8]	$18.65	0.01	1.30	0.00	0.00
August 1, 2009 to July 31, 2010	$15.63	0.04 [2]	3.04	(0.01)	0.00
August 1, 2008 to July 31, 2009	$18.95	0.16	(3.23)	(0.25)	(0.00)[4]
August 1, 2007 to July 31, 2008	$27.46	0.21	(3.87)	(0.33)	(4.52)
August 1, 2006 to July 31, 2007	$28.73	0.37	3.47	(0.18)	(4.93)
August 1, 2005 to July 31, 2006	$30.20	0.15	1.94	(0.27)	(3.29)
Institutional Class
November 1, 2010 to April 30, 2011 (Unaudited)	$19.96	0.02 [2]	3.73	0.00	0.00
August 1, 2010 to October 31, 2010[8]	$18.66	(0.02)[2]	1.32	0.00	0.00
July 30, 2010[3] to July 31, 2010	$18.66	0.00 [2]	0.00	0.00	0.00

Traditional Small Cap Growth Fund[9]
Class A
November 1, 2010 to April 30, 2011 (Unaudited)	$14.31	(0.08)[2]	4.18	0.00	0.00
October 1, 2010 to October 31, 2010[5]	$13.77	(0.02)[2]	0.56	0.00	0.00
October 1, 2009 to September 30, 2010	$12.24	(0.12)[2]	1.65	0.00	0.00
October 1, 2008 to September 30, 2009	$12.20	(0.04)[2]	0.10 [6]	0.00	(0.02)
October 1, 2007 to September 30, 2008	$18.70	(0.03)[2]	(3.61)	0.00	(2.84)
October 1, 2006 to September 30, 2007	$17.35	(0.12)[2]	3.63	0.00	(2.16)
October 1, 2005 to September 30, 2006	$19.03	(0.16)[2]	0.55	0.00	(2.07)
Class C
November 1, 2010 to April 30, 2011 (Unaudited)	$14.29	(0.13)	4.15	0.00	0.00
October 1, 2010 to October 31, 2010[5]	$13.66	(0.02)[2]	0.65	0.00	0.00
July 30, 2010[3] to September 30, 2010	$13.18	(0.04)[2]	0.52	0.00	0.00

Please see footnotes on page 82

Financial Highlights	Wells Fargo Advantage Small and Mid Cap Stock Funds	81

Distributions from Tax Basis Return of capital	Ending Net Asset Value Per Share	Ratio to Average Net Assets (Annualized)			Total Return[1]	Portfolio Turnover Rate	Net Assets at End of Period (000’s omitted)
		Net Investment Income (Loss)	Gross Expenses	Net Expenses

0.00	$23.46	(0.12)%	1.39%	1.34%	18.60%	19%	$507,750
0.00	$19.78	(0.19)%	1.46%	1.34%	6.92%	7%	$477,079
(0.05)[2]	$18.50	(0.07)%	1.43%	1.39%	19.72%	45%	$472,903
0.00	$15.51	0.69%	1.43%	1.33%	(16.17)%	43%	$442,973
0.00	$18.78	0.73%	1.36%	1.31%	(15.22)%	48%	$598,656
0.00	$27.25	1.07%	1.32%	1.31%	13.30%	45%	$959,305
0.00	$28.55	0.33%	1.34%	1.31%	7.82%	49%	$923,225

0.00	$22.29	(0.86)%	2.14%	2.09%	18.12%	19%	$32,249
0.00	$18.87	(0.93)%	2.21%	2.09%	6.73%	7%	$36,922
0.00	$17.68	(0.82)%	2.18%	2.15%	18.82%	45%	$36,654
0.00	$14.88	0.01%	2.17%	2.07%	(16.83)%	43%	$41,008
0.00	$17.92	(0.02)%	2.11%	2.06%	(15.80)%	48%	$91,409
0.00	$26.17	0.30%	2.07%	2.06%	12.46%	45%	$163,723
0.00	$27.69	(0.42)%	2.09%	2.06%	6.94%	49%	$179,710

0.00	$22.37	(0.87)%	2.14%	2.09%	18.11%	19%	$44,065
0.00	$18.94	(0.93)%	2.21%	2.09%	6.76%	7%	$40,850
0.00	$17.74	(0.80)%	2.18%	2.12%	18.82%	45%	$40,968
0.00	$14.93	(0.03)%	2.17%	2.07%	(16.79)%	43%	$38,744
0.00	$17.98	(0.02)%	2.11%	2.06%	(15.86)%	48%	$61,307
0.00	$26.24	0.31%	2.07%	2.06%	12.48%	45%	$131,213
0.00	$27.75	(0.42)%	2.09%	2.06%	6.97%	49%	$137,808

0.00	$23.69	0.14%	1.23%	1.09%	18.69%	19%	$319,378
0.00	$19.96	0.05%	1.30%	1.09%	7.02%	7%	$335,766
(0.05)[2]	$18.65	0.21%	1.17%	1.13%	20.02%	45%	$320,814
0.00	$15.63	0.95%	1.18%	1.08%	(15.96)%	43%	$525,865
0.00	$18.95	0.98%	1.11%	1.06%	(15.00)%	48%	$722,786
0.00	$27.46	1.32%	1.07%	1.06%	13.62%	45%	$1,067,452
0.00	$28.73	(0.58)%	1.09%	1.06%	8.05%	49%	$1,072,390

0.00	$23.71	0.14%	0.95%	0.93%	18.79%	19%	$29,590
0.00	$19.96	(0.38)%	1.10%	0.94%	7.02%	7%	$3,106
0.00	$18.66	0.00%	0.00%	0.00%	0.00%	45%	$10

0.00	$18.41	(0.93)%	1.42%	1.33%	28.65%	52%	$160,478
0.00	$14.31	(0.64)%	1.47%	1.33%	3.92%	9%	$136,332
0.00	$13.77	0.92%	1.39%	1.33%	12.50%	80%	$133,166
0.00	$12.24	(0.45)%	1.33%	1.33%	0.53%	118%	$48,067
(0.02)	$12.20	(0.24)%	1.27%	1.25%	(22.75)%	113%	$56,068
0.00	$18.70	(0.68)%	1.26%	1.25%	21.93%	98%	$90,563
0.00	$17.35	(0.88)%	1.26%	1.26%	2.55%	91%	$91,606

0.00	$18.31	(1.67)%	2.17%	2.08%	28.13%	52%	$117
0.00	$14.29	(1.31)%	2.25%	2.08%	3.93%	9%	$99
0.00	$13.66	(1.67)%	2.19%	2.08%	4.32%	80%	$10

82	Wells Fargo Advantage Small and Mid Cap Stock Funds	Financial Highlights

	Beginning Net Asset Value Per Share	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments		Distributions from Net Investment Income	Distributions from Net Realized Gains

Traditional Small Cap Growth Fund[9] (continued)
Administrator Class
November 1, 2010 to April 30, 2011 (Unaudited)	$14.99	(0.07)[2]	4.37		0.00	0.00
October 1, 2010 to October 31, 2010[5]	$14.43	(0.01)[2]	0.57		0.00	0.00
July 30, 2010[3] to September 30, 2010	$13.80	(0.02)[2]	0.65		0.00	0.00
Institutional Class
November 1, 2010 to April 30, 2011 (Unaudited)	$15.01	(0.05)[2]	4.37		0.00	0.00
October 1, 2010 to October 31, 2010[5]	$14.43	0.00 [2]	0.58		0.00	0.00
October 1, 2009 to September 30, 2010	$12.79	(0.10)[2]	1.74		(0.00)[4]	0.00
October 1, 2008 to September 30, 2009	$12.75	(0.02)[2]	0.10	[6]	(0.02)	(0.02)
October 1, 2007 to September 30, 2008	$19.37	0.01	(3.77)		0.00	(2.84)
October 1, 2006 to September 30, 2007	$17.86	(0.07)[2]	3.74		0.00	(2.16)
October 1, 2005 to September 30, 2006	$19.47	(0.11)[2]	0.57		0.00	(2.07)

1.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

2.	Calculated based upon average shares outstanding.

3.	Commencement of class operations.

4.	Amount shown is less than $0.005 per share.

5.	For the one month ended October 31, 2010. The Fund changed its fiscal year end from September 30 to October 31, effective October 31, 2010.

6.	The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of the portfolio.

7.	Effective June 20, 2008, Class Z was renamed Investor Class.

8.	For the three months ended October 31, 2010. The fund changed it’s fiscal year end from July 31 to October 31, effective October 31, 2010.

9.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Growth Fund, which became the accounting and performance survivor in this transaction. The information for the periods prior to July 19, 2010 are those of Evergreen Growth Fund.

10.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Special Values Fund and Evergreen Small Cap Value Fund. Evergreen Special Values Fund became the accounting and performance survivor in this transaction. The information for the periods prior to July 19, 2010 are those of Evergreen Special Values Fund.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Small and Mid Cap Stock Funds	83

Distributions from Tax Basis Return of capital	Ending Net Asset Value Per Share	Ratio to Average Net Assets (Annualized)			Total Return[1]	Portfolio Turnover Rate	Net Assets at End of Period (000’s omitted)
		Net Investment Income (Loss)	Gross Expenses	Net Expenses

0.00	$19.29	(0.81)%	1.23%	1.20%	28.69%	52%	$3,933
0.00	$14.99	(0.55)%	1.31%	1.20%	3.95%	9%	$11
0.00	$14.43	(0.77)%	1.37%	1.20%	4.49%	80%	$10

0.00	$19.33	(0.57)%	0.99%	0.98%	28.78%	52%	$109,371
0.00	$15.01	(0.29)%	1.04%	0.98%	4.02%	9%	$105,475
0.00	$14.43	(0.78)%	1.06%	1.05%	12.87%	80%	$102,499
0.00	$12.79	(0.20)%	1.08%	1.08%	0.74%	118%	$344,313
(0.02)	$12.75	0.02%	0.99%	0.99%	(22.56)%	113%	$395,954
0.00	$19.37	(0.39)%	0.96%	0.96%	22.23%	98%	$621,896
0.00	$17.86	(0.59)%	0.96%	0.96%	2.89%	91%	$692,450

84	Wells Fargo Advantage Small and Mid Cap Stock Funds	Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the following funds: Wells Fargo Advantage Intrinsic Small Cap Value Fund (“Intrinsic Small Cap Value Fund”), Wells Fargo Advantage Small Cap Growth Fund (“Small Cap Growth Fund”), Wells Fargo Advantage Small Cap Opportunities Fund (“Small Cap Opportunities Fund” ) , Wells Fargo Advantage Small Cap Value Fund (“Small Cap Value Fund”), Wells Fargo Advantage Small/Mid Cap Value Fund (“Small/Mid Cap Value Fund”), Wells Fargo Advantage Special Small Cap Value Fund (“Special Small Cap Value Fund”) and Wells Fargo Advantage Traditional Small Cap Growth Fund (“Traditional Small Cap Growth Fund”) (each, a “Fund”, collectively, the “Funds”). Each Fund is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Funds’ Fair Value Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Foreign currency translation

The accounting records of the Funds are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Small and Mid Cap Stock Funds	85

foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Funds may lend their securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. A Fund continues to receive interest or dividends on the securities loaned. A Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, a Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Funds lend their securities through an unaffiliated securities lending agent. Cash collateral received in connection with their securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statements of Operations.

In a securities lending transaction, the net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by a Fund fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the former securities lending agent of each Fund (except, Special Small Cap Value Fund and Traditional Small Cap Growth Fund), as the various participating Funds’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating Fund. In order to eliminate the fluctuation of the various Funds’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Funds recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all funds participating in securities lending (“side pocketing”) based on each Fund’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each Fund’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each such Fund’s percentage ownership of the joint account as of such date.

Futures contracts

Certain Funds may be subject to equity price risk in the normal course of pursuing its investment objectives. The Funds may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

86	Wells Fargo Advantage Small and Mid Cap Stock Funds	Notes to Financial Statements (Unaudited)

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options

Certain Funds may be subject to equity price risk in the normal course of pursuing its investment objectives. A Fund may write covered put or call options. When a Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options, which expire unexercised, are recognized as realized gains from investments on the expiration date. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

A Fund may also purchase call or put options. The premium is included in the Statements of Assets and Liabilities as an investment which is subsequently adjusted to the current market value of the option. Premiums paid for purchased options which expire are recognized as realized losses from investments on the expiration date. Premiums paid for purchased options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Options traded on an exchange are regulated and terms of the options are standardized. Options traded over the counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Small and Mid Cap Stock Funds	87

Each Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

At October 31, 2010, estimated net capital loss carryforwards, which were available to offset future net realized capital gains, were as follows:

	Expiration
	2016	2017	2018
Intrinsic Small Cap Value Fund	$15,661,688	$79,906,522	$7,594,268
Small Cap Opportunities Fund	0	32,303,454	0
Small Cap Value Fund	0	49,919,400	0
Small/Mid Cap Value Fund	165,370	26,417,452	0
Special Small Cap Value Fund	16,742,143	119,931,973	362,132
Traditional Small Cap Growth Fund	72,546,184	0	0

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Class allocations

The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Each Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

88	Wells Fargo Advantage Small and Mid Cap Stock Funds	Notes to Financial Statements (Unaudited)

As of April 30, 2011, the inputs used in valuing each Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Intrinsic Small Cap Value Fund

Equity securities
Common stocks	$135,041,677	$688,946	$0	$135,730,623

Short-term investments
Corporate bonds and notes	0	0	1,016,721	1,016,721
Investment companies	7,505,010	28,398,654	0	35,903,664
	$142,546,687	$29,087,600	$1,016,721	$172,651,008
Small Cap Growth Fund

Equity securities
Common stocks	$1,269,754,664	$0	$0	$1,269,754,664
Investment companies	67,796,616	0	0	67,796,616

Short-term investments
Corporate bonds and notes	0	0	4,969,046	4,969,046
Investment companies	35,472,049	248,728,380	0	284,200,429
	$1,373,023,329	$248,728,380	$4,969,046	$1,626,720,755
Small Cap Opportunities Fund

Equity securities
Common stocks	$707,543,093	$0	$0	$707,543,093
Investment companies	24,105,867	0	0	24,105,867

Short-term investments
Corporate bonds and notes	0	0	3,049,551	3,049,551
Investment companies	92,799,933	160,472,968	0	253,272,901
	$824,448,893	$160,472,968	$3,049,551	$987,971,412
Small Cap Value Fund

Equity securities
Common stocks	$4,190,553,045	$0	$20,455,659	$4,211,008,704
Investment companies	60,797,436	0	0	60,797,436
Warrants	0	220,830	0	220,830

Short-term investments
Investment companies	317,489,043	0	0	317,489,043
	$4,568,839,524	$220,830	$20,455,659	$4,589,516,013
Small/Mid Cap Value Fund

Equity securities
Common stocks	$279,492,659	$0	$0	$279,492,659
Investment companies	3,325,118	0	0	3,325,118
Warrants	0	525,537	690,815	1,216,352

Short-term investments
Investment companies	94,766	0	0	94,766
	$282,912,543	$525,537	$690,815	$284,128,895

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Small and Mid Cap Stock Funds	89

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Special Small Cap Value Fund

Equity securities
Common stocks	$902,175,948	$1,348,096	$0	$903,524,044
Warrants	0	58,320	0	58,320

Convertible debenture	0	742,305	0	742,305

Short-term investments
Corporate bonds and notes	0	0	4,105,758	4,105,758
Investment companies	24,792,600	158,135,459	0	182,928,059
	$926,968,548	$160,284,180	$4,105,758	$1,091,358,486
Traditional Small Cap Growth Fund

Equity securities
Common stocks	$268,323,448	$0	$0	$268,323,448

Short-term investments
Investment companies	7,148,532	67,744,654	0	74,893,186
	$275,471,980	$67,744,654	$0	$343,216,634

Further details on the major security types listed above can be found in the each Fund’s Portfolio of Investments.

As of April 30, 2011, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Written options	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Small Cap Value Fund	$0	$(2,564,136)	$0	$(2,564,136)

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended April 30, 2011, the Funds did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Intrinsic Small Cap Value Fund	Small Cap Growth Fund	Small Cap Opportunities Fund	Special Small Cap Value Fund
Corporate bonds and notes
Balance as of October 31, 2010	$1,099,067	$5,371,500	$3,296,542	$4,207,936
Accrued discounts (premiums)	0	0	0	0
Realized gains (losses)	0	0	0	93,473
Change in unrealized gains (losses)	153,860	751,963	461,487	562,765
Purchases	0	0	0	0
Sales	(236,206)	(1,154,417)	(708,478)	(758,417)
Transfers into Level 3	0	0	0	0
Transfers out of Level 3	0	0	0	0
Transfers in from acquisition	0	0	0	0
Balance as of April 30, 2011	$1,016,721	$4,969,046	$3,049,551	$4,105,758
Change in unrealized gains (losses) relating to securities still held at April 30, 2011	$40,878	$199,782	$122,608	$207,862

90	Wells Fargo Advantage Small and Mid Cap Stock Funds	Notes to Financial Statements (Unaudited)

	Small Cap Value Fund	Small/Mid Cap Value Fund
	Common stocks	Warrants
Balance as of October 31, 2010	$15,403,700	$0
Accrued discounts (premiums)	0	0
Realized gains (losses)	603,758	0
Change in unrealized gains (losses)	3,152,708	690,815
Purchases	3,141,132	0
Sales	(1,845,639)	0
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Transfers in from acquisition	0	0
Balance as of April 30, 2011	$20,455,659	$690,815
Change in unrealized gains (losses) relating to securities still held at April 30, 2011	$3,000,636	$690,815

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fees

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-advisers, who are responsible for day-to-day portfolio management of the Funds.

Pursuant to the contract, Funds Management is paid an annual advisory fee which is calculated based on the average daily net assets of each Fund as follows:

	Advisory Fee		Effective rate for six months ended April 30, 2011
	starting at	declining to
Intrinsic Small Cap Value Fund	0.80%	0.70%	0.80%
Small Cap Growth Fund	0.80	0.70	0.78
Small Cap Opportunities Fund	0.80	0.70	0.79
Small Cap Value Fund	0.80	0.70	0.74
Small/Mid Cap Value Fund	0.75	0.60	0.75
Special Small Cap Value Fund	0.80	0.70	0.79
Traditional Small Cap Growth Fund	0.80	0.70	0.80

Funds Management may retain the services of certain sub-advisers to provide daily portfolio management to the Funds. Funds Management has engaged Wells Capital Management (an affiliate of Funds Management), Metropolitan West Capital Management, LLC (“MWCM”) (a majority-owned subsidiary of Wells Fargo) and Schroder Investment Management North America Inc. (“Schroder”) as investment sub-advisers.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Small and Mid Cap Stock Funds	91

The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. The sub-advisers are each paid an annual sub-advisory fee which is calculated based on the average daily net assets of each Fund as follows:

	Sub-adviser	Sub-advisory Fee
		starting at	declining to
Intrinsic Small Cap Value Fund	MWCM	0.55%	0.40%
Small Cap Growth Fund	Wells Capital Management	0.55	0.40
Small Cap Opportunities Fund	Schroder	0.50	0.45
Small Cap Value Fund	Wells Capital Management	0.55	0.40
Small/Mid Cap Value Fund	Wells Capital Management	0.45	0.35
Special Small Cap Value Fund	Wells Capital Management	0.55	0.40
Traditional Small Cap Growth Fund	Wells Capital Management	0.55	0.40

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from each Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of each Fund increase and a class level administration fee which is calculated based on the average daily net assets of each Fund as follows:

Class Level Administration Fee
Class A, Class B, Class C	0.26%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.33

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Funds. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter of each Fund, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

For the six months ended April 30, 2011, Wells Fargo Funds Distributor, LLC received the following amounts in front-end sales charges and contingent deferred sales charges.

	Front-end sales charges Class A	Contingent deferred sales charges
		Class A	Class B	Class C
Intrinsic Small Cap Value Fund	$31	$0	NA	$168
Small Cap Growth Fund	975	0	$886	0
Small Cap Value Fund	37,838	1,479	143	3,193
Small/Mid Cap Value Fund	1,705	0	NA	281
Special Small Cap Value Fund	3,524	390	5,216	495
Traditional Small Cap Growth Fund	2,629	132	NA	0

92	Wells Fargo Advantage Small and Mid Cap Stock Funds	Notes to Financial Statements (Unaudited)

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Administrator Class and Investor Class of each applicable Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (securities with maturities of one year or less at purchase date), for the six months ended April 30, 2011 were as follows:

	Purchases at Cost	Sales Proceeds
Intrinsic Small Cap Value Fund	$34,397,217	$81,112,220
Small Cap Growth Fund	899,531,460	923,393,553
Small Cap Opportunities Fund	317,331,285	309,162,905
Small Cap Value Fund	673,024,096	265,178,871
Small/Mid Cap Value Fund	57,265,808	50,404,874
Special Small Cap Value Fund	164,046,975	246,067,227
Traditional Small Cap Growth Fund	131,373,090	163,216,966

6. INVESTMENTS IN AFFILIATES

An affiliate company is a company in which a Fund has ownership of at least 5% of the outstanding voting shares. A summary of the transactions with affiliates for the six months ended April 30, 2011 was as follows:

	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Income from Affiliated Securities	Value, End of Period
Small Cap Value Fund
ACCO Brand Corporation	$18,924,248	$1,532,032	$2,701,030	$0	$28,198,811
Argo Group International Holdings Limited	63,323,126	6,130,030	7,544,510	425,628	56,585,115
Armour Residential Incorporated	4,879,375	145,191	2,796,284	330,511	2,434,722
Capstead Mortgage Corporation	52,108,260	2,521,384	6,629,985	3,428,782	56,168,052
Cavco Industries Incorporated	11,014,715	1,944,184	1,655,908	0	16,732,800
China GrenTech Corporation Limited ADR	4,899,655	2,235,995	687,956	0	6,423,600
Cincinnati Bell Incorporated	23,207,380	4,491,122	2,827,096	0	30,457,934
Covenant Transport Incorporated Class A	9,044,592	1,976,390	1,336,636	0	12,592,800
Cray Incorporated	23,235,290	4,138,155	2,901,012	0	27,254,304
Crexus Investment Corporation	6,012,545	43,674,263	727,958	219,705	49,064,114
Cross Country Healthcare Incorporated	18,158,750	816,396	2,287,733	0	17,289,342
dELiA*s Incorporated	3,141,499	244,393	348,571	0	3,297,156
Global Industries Limited	44,527,416	115,740	5,438,688	0	68,237,116
Hill International Incorporated	13,768,143	680,980	1,744,707	0	12,238,164
Intermec Incorporated	40,180,850	4,858,065	4,574,704	0	40,454,372
InterOil Corporation	297,909,654	39,928,741	34,016,631	0	272,182,560
Intertape Polymer Group Incorporated	8,509,139	116,689	981,267	0	11,714,389
MRV Communications Incorporated	19,046,352	572,820	2,688,304	0	20,481,039
Newpark Resources Incorporated	45,957,492	2,282,201	4,970,551	0	66,560,130
Orasure Technologies Incorporated	23,084,633	2,970,135	3,399,262	0	48,780,970
OSI Systems Incorporated	44,344,800	556,320	7,487,436	0	40,033,092
PHI Incorporated (non voting)	14,849,413	1,440,765	1,685,728	0	18,660,444
Skyline Corporation	11,364,842	1,323,360	1,696,191	225,216	12,524,907
Webco Industries Incorporated	6,461,000	0	933,156	0	9,818,270
Western Liberty Bancorp	6,399,617	0	570,582	0	3,042,046

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Small and Mid Cap Stock Funds	93

	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Income from Affiliated Securities	Value, End of Period
Small/Mid Cap Value Fund
Bakers Footwear Group Incorporated	$491,832	$2,220	$372	$0	$573,085
EnteroMedics Incorporated	0	1,173,150	37,676	0	1,442,375
Special Small Cap Value Fund
American Pacific Corporation	$2,424,453	$0	$0	$0	$2,484,863
Blyth Incorporated	14,023,023	3,108,945	4,716	34,953	20,669,004
Dixie Group Incorporated	2,518,774	18,763	0	0	3,003,021
Imation Corporation	21,938,581	246,774	1,227,885	0	22,217,307
Kadant Incorporated	16,925,864	364,448	3,368,723	0	23,264,880
Kenneth Cole Productions Incorporated Class A	8,607,570	291,443	0	0	8,908,627
Neenah Paper Incorporated	11,995,012	197,758	638,723	78,143	17,827,246
Stewart Information Services Corporation	10,430,675	0	0	48,201	9,775,143

7. DERIVATIVE TRANSACTIONS

During the six months ended April 30, 2011, the Small Cap Value Fund and Small/Mid Cap Value Fund entered into written options for hedging purposes, in order to reduce market exposure.

During the six months ended April 30, 2011, Small Cap Value Fund had written option activities as follows:

	Number of Contracts	Premiums Received
Options outstanding at October 31, 2010	6,100	$1,244,421
Options written	46,380	11,155,273
Options expired	(1,200)	(173,797)
Options terminated in closing purchase transactions	(41,383)	(9,824,454)
Options exercised	(433)	(85,538)
Options outstanding at April 30, 2011	9,464	$2,315,905

Open call options written at April 30, 2011 were as follow for Small Cap Value Fund:

Expiration Date	Issuer Name	Number of Contracts	Call/ Put	Strike Price	Market Value	Premiums Received
May 2011	Agnico-Eagle Mines Limited	50	Call	$70.00	$8,600	$7,350
May 2011	Alaska Air Group Incorporated	150	Call	60.00	93,000	44,999
May 2011	Amedisys Incorporated	150	Call	32.00	31,050	33,623
May 2011	Amedisys Incorporated	100	Call	35.00	5,300	11,100
May 2011	Applied Industrial Technologies Incorporated	100	Call	35.00	6,500	10,700
May 2011	Calgon Carbon Corporation	100	Call	15.00	21,000	10,700
May 2011	Chicago Bridge & Iron Company	50	Call	40.00	7,250	8,100
May 2011	Chicago Bridge & Iron Company	100	Call	41.00	9,300	19,919
May 2011	Chicago Bridge & Iron Company	100	Call	42.00	6,000	15,900
May 2011	Coherent Incorporated	250	Call	55.00	205,000	58,160
May 2011	Coherent Incorporated	100	Call	60.00	50,000	17,827
May 2011	Community Health Systems Incorporated	100	Call	35.00	1,000	14,816
May 2011	Foot Locker Incorporated	200	Call	20.00	35,000	16,800
May 2011	Gen-Probe Incorporated	190	Call	65.00	304,000	90,878
May 2011	Global Industries Limited	400	Call	10.00	14,000	19,628
May 2011	Helmerich & Payne Incorporated	100	Call	65.00	25,000	47,699
May 2011	Helmerich & Payne Incorporated	150	Call	67.50	21,000	46,049
May 2011	Itron Incorporated	100	Call	50.00	43,000	41,699
May 2011	Itron Incorporated	100	Call	55.00	8,700	15,700

94	Wells Fargo Advantage Small and Mid Cap Stock Funds	Notes to Financial Statements (Unaudited)

Expiration Date	Issuer Name	Number of Contracts	Call/ Put	Strike Price	Market Value	Premiums Received
May 2011	Newfield Exploration Company	100	Call	$70.00	$24,500	$37,311
May 2011	Oceaneering International Incorporated	250	Call	85.00	105,000	107,997
May 2011	Oceaneering International Incorporated	250	Call	90.00	38,750	51,749
May 2011	Pride International Incorporated	100	Call	45.00	4,500	8,400
May 2011	Randgold Resources Limited ADR	200	Call	90.00	27,000	47,599
May 2011	United States Steel Corporation	100	Call	55.00	1,800	30,499
May 2011	United States Steel Corporation	200	Call	60.00	1,400	39,199
June 2011	Agnico-Eagle Mines Limited	50	Call	70.00	15,000	11,700
June 2011	Alaska Air Group Incorporated	50	Call	65.00	18,500	8,450
June 2011	Carpenter Technology Corporation	77	Call	40.00	86,086	24,794
June 2011	Carpenter Technology Corporation	150	Call	45.00	96,150	30,424
June 2011	Community Health Systems Incorporated	100	Call	30.00	23,000	29,699
June 2011	Community Health Systems Incorporated	400	Call	31.00	75,200	98,798
June 2011	Community Health Systems Incorporated	200	Call	32.00	28,000	44,399
June 2011	Community Health Systems Incorporated	100	Call	35.00	4,000	19,822
June 2011	Community Health Systems Incorporated	50	Call	40.00	500	12,950
June 2011	Hologic Incorporated	200	Call	23.00	13,000	19,088
June 2011	InterOil Corporation	200	Call	60.00	110,000	94,398
June 2011	InterOil Corporation	250	Call	65.00	69,750	81,748
June 2011	Key Energy Services Incorporated	300	Call	17.50	39,000	19,500
June 2011	Omnicare Incorporated	100	Call	31.00	15,000	10,700
June 2011	Randgold Resources Limited ADR	850	Call	90.00	216,750	234,717
June 2011	Randgold Resources Limited ADR	100	Call	95.00	13,000	17,700
June 2011	Steris Corporation	297	Call	30.00	118,800	120,875
July 2011	Calgon Carbon Corporation	150	Call	17.50	14,250	10,350
July 2011	Chicago Bridge & Iron Company	100	Call	40.00	29,500	25,227
July 2011	Chicago Bridge & Iron Company	150	Call	42.00	28,500	29,699
July 2011	Chicago Bridge & Iron Company	200	Call	45.00	15,000	23,000
July 2011	Orasure Technologies Incorporated	200	Call	7.50	29,000	18,300
July 2011	Royal Gold Incorporated	100	Call	55.00	69,000	22,200
September 2011	Randgold Resources Limited ADR	200	Call	90.00	98,000	130,397
September 2011	Randgold Resources Limited ADR	250	Call	95.00	80,000	105,312
September 2011	Randgold Resources Limited ADR	700	Call	100.00	143,500	182,758
September 2011	Randgold Resources Limited ADR	150	Call	105.00	18,000	34,499

Small Cap Value Fund had average premiums received on written options in the amount of $1,164,411 during the six months ended April 30, 2011.

During the six months ended April 30, 2011, Small/Mid Cap Value Fund had written option activities as follows:

	Number of Contracts	Premiums Received (Paid)
Options outstanding at October 31, 2010	0	$0
Options written	250	79,848
Options expired	0	0
Options terminated in closing purchase transactions	(250)	(79,848)
Options exercised	0	0
Options outstanding at April 30, 2011	0	$0

As of April 30, 2011, Small/Mid Cap Value Fund did not have any open written options but had average premiums received on written options in the amount of $11,136 during the six months ended April 30, 2011.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Small and Mid Cap Stock Funds	95

The fair value, realized gains or losses and change in unrealized gains or losses on derivative instruments are reflected in the appropriate financial statements.

8. ACQUISITIONS

Effective at the close of business on July 16, 2010, Special Small Cap Value Fund acquired the net assets of Evergreen Small Cap Value Fund and Evergreen Special Values Fund. The purpose of the transactions was to combine three funds with similar investment objectives and strategies. The acquisitions were accomplished by a tax-free exchange of all of the shares of Evergreen Small Cap Value Fund and Evergreen Special Values Fund. Shareholders holding Class A, Class B, Class C and Class I shares of Evergreen Small Cap Value Fund and Evergreen Special Values Fund received Class A, Class B, Class C and Administrator Class shares, respectively, of Special Small Cap Value Fund in the reorganizations. Class R shares of Evergreen Special Values Fund received Class A shares of Special Small Cap Value Fund. Special Small Cap Value Fund was newly created to receive the assets of Evergreen Small Cap Value Fund and Evergreen Special Values Fund. Evergreen Special Values Fund became the accounting and performance survivor in the reorganizations. The investment portfolio of Evergreen Small Cap Value Fund and Evergreen Special Values Fund with fair values of $35,452,361 and $798,049,201, respectively, and identified costs of $30,733,820 and $971,212,867, respectively, at July 16, 2010, were the principal assets acquired by Special Small Cap Value Fund. For financial reporting purposes, assets received and shares issued by Special Small Cap Value Fund were recorded at fair value; however, the cost basis of the investments received from Evergreen Small Cap Value Fund and Evergreen Special Values Fund were carried forward to align ongoing reporting of Special Small Cap Value Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The value of net assets acquired, unrealized appreciation acquired, exchange ratio and number of shares issued were as follows:

Acquired Fund	Value of Net Assets Acquired	Unrealized Gains/Losses	Exchange Ratio	Number of Shares Issued
Evergreen Small Cap Value Fund	$35,385,583	$4,718,541	0.56	520,841	Class A
			0.56	167,510	Class B
			0.56	183,875	Class C
			0.59	1,139,052	Administrator Class
Evergreen Special Values Fund	799,508,182	$(173,163,666)	1.00	25,184,391	Class A*
			1.00	1,927,434	Class B
			1.00	2,145,954	Class C
			1.00	16,097,853	Administrator Class

*	Amount includes 241,431 shares of Class A issued for Class R shares.

The aggregate net assets of the Special Small Cap Value Fund immediately after the acquisitions were $834,893,765.

Assuming the acquisitions had been completed August 1, 2009, the beginning of the annual reporting period for Special Small Cap Value Fund, the pro forma results of operations for the year ended July 31, 2010 would have been:

Net investment income	$254,306
Net realized and unrealized gains on investments	$187,069,382
Net increase in net assets resulting from operations	$187,323,688

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Evergreen Small Cap Value Fund that have been included in Special Small Cap Value Fund’s Statement of Operations since July 19, 2010.

9. BANK BORROWINGS

The Trust (excluding the money market funds) and Wells Fargo Variable Trust are parties to a $125,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to each Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, under the credit agreement, the Funds pay an annual commitment fee equal to 0.125% of the unused balance, which is allocated pro rata.

96	Wells Fargo Advantage Small and Mid Cap Stock Funds	Notes to Financial Statements (Unaudited)

For the six months ended April 30, 2011, there were no borrowings by the Funds under the agreement.

10. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

11. REORGANIZATION

At a regular meeting of the Board of Trustees held on May 18-19, 2011, the Trustees approved the reorganization of Small Cap Growth Fund into Wells Fargo Advantage Emerging Growth Fund. Under the reorganization, Wells Fargo Advantage Emerging Growth Fund will acquire the assets and assume the liabilities of Small Cap Growth Fund in exchange for shares of Wells Fargo Advantage Emerging Growth Fund.

A Special Meeting of Shareholders of Small Cap Growth Fund will be held in August 2011 to consider and vote on the reorganization. In July 2011, materials for this meeting will be mailed to shareholders of record on May 26, 2011.

Other Information (Unaudited)	Wells Fargo Advantage Small and Mid Cap Stock Funds	97

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Funds are publicly available on the Funds’ Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Funds’ Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, each Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

98	Wells Fargo Advantage Small and Mid Cap Stock Funds	Other Information (Unaudited)

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Wells Fargo Funds Trust (the “Trust”) and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 152 funds comprising the Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Chairman, President and CEO of Crystal Geyser. Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction), Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 45 portfolios as of 12/31/10); Director, Diversapack Co. (packaging company); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Co-Director of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor and Chair of the Department of Insurance and Risk Management, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Other Information (Unaudited)	Wells Fargo Advantage Small and Mid Cap Stock Funds	99

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Currently serves on the Investment Company Institute’s Board of Governors and Executive Committee as well the In dependent Director’s Counsel Board of Governors and Executive Committee. Former Chairman of the Independent Directors Counsel. Trustee of the Evergreen Funds from 1984 to 2010. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010.	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2008	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010. Vice President and Assistant Vice President of Evergreen Investment Services, Inc. from 1999 to 2006.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009 . Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Assistant Vice President, Evergreen Investment Services, Inc. from 2000 to 2004 and the head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

100	Wells Fargo Advantage Small and Mid Cap Stock Funds	Other Information (Unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Intrinsic Small Cap Value Fund, Small Cap Growth Fund, Small Cap Opportunities Fund, Small Cap Value Fund, Small/Mid Cap Value Fund, Special Small Cap Value Fund and Traditional Small Cap Growth Fund

Each year, as required by Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), determines whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in person meeting held on March 24-25, 2011 (the “Meeting”), the Board reviewed and re-approved: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for each of the Intrinsic Small Cap Value Fund, Small Cap Growth Fund, Small Cap Opportunities Fund, Small Cap Value Fund, Small/Mid Cap Value Fund, Special Small Cap Value Fund and Traditional Small Cap Growth Fund (collectively, the “Funds”); (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (“Wells Capital Management”) for each of the Small Cap Growth Fund, Small Cap Value Fund, Small/Mid Cap Value Fund, Special Small Cap Value Fund and Traditional Small Cap Growth Fund; (iii) an investment sub-advisory agreement with Metropolitan West Capital Management LLC (“MetWest”) for the Intrinsic Small Cap Value Fund; and (iv) an investment sub-advisory agreement with Schroder Investment Management North America Inc. (“Schroder”) for the Small Cap Opportunities Fund. The investment advisory agreements with Funds Management and the investment sub-advisory agreements with Wells Capital Management, MetWest and Schroder (the “Sub-Advisers”) are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Advisers and continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Funds by Funds Management and the Sub-Advisers under the Advisory Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees’ independent legal counsel on their behalf. The Board received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Funds.

The Board evaluated the ability of Funds Management and the Sub-Advisers, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Advisers. In addition, the Board took into account the administrative services provided to the Funds by Funds Management and its affiliates.

The Board’s decision to approve the continuation of the Advisory Agreements was based on a comprehensive evaluation of all of the information provided to it. In approving the continuation of the Advisory Agreements, the Board did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Board evaluated information provided to it both in terms of the Funds generally and with respect to each Fund specifically as it considered appropriate. Although the Board considered the continuation of the Advisory Agreements for each of the Funds as part of the larger process of considering the continuation of the Advisory Agreements for all of the Funds, its decision to continue the Advisory Agreements for each of the Funds was ultimately made on a fund-by-fund basis.

In considering these matters, the Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Advisers

Other Information (Unaudited)	Wells Fargo Advantage Small and Mid Cap Stock Funds	101

about various topics, including Funds Management’s oversight of service providers. The above factors, together with those referenced below, are some of the most important, but not necessarily all, factors considered by the Board in concluding that it was satisfied with the nature, extent and quality of the investment advisory services provided to each Fund by Funds Management and the respective Sub-Adviser.

Fund performance and expenses

The Board considered the performance results for each of the Funds over various time periods ended December 31, 2010. The Board also considered these results in comparison to the median performance of a universe of relevant funds (the “Universe”) that were determined by Lipper Inc. (“Lipper”) to be similar to the Funds, and in comparison to each Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the Universe.

The Board noted that the performance of each of the Funds was higher than the median performance of the Universe for the 3-year, 5-year and 10-year periods under review, except for the Intrinsic Small Cap Value Fund and the Special Small Cap Value Fund. The Board also noted that the performance of the Special Small Cap Value Fund was in range of or higher than the median performance of the Universe for the 5-year and 10-year periods under review. The Board noted that the Intrinsic Small Cap Value Fund’s performance was lower than the median performance of the Universe for all periods under review. The Board also noted that the performance of the Small Cap Opportunities Fund, the Intrinsic Small Cap Value Fund, the Small Cap Value Fund and the Small/Mid Cap Value Fund warranted further discussion. As part of its further review, the Board received an analysis of, and discussed factors contributing to, the underperformance of each of these Funds relative to the Universe. The Board received a report that showed (i) that the Small Cap Opportunities Fund’s performance is consistent with expectations, given the bias towards a higher-quality investment process; (ii) that the Intrinsic Small Cap Value Fund recently outperformed its benchmark; (iii) that the Small Cap Value Fund’s investment performance was being appropriately monitored; and (iv) that the Small/Mid Cap Value Fund’s performance for the most recent period was much improved and the Small/Mid Cap Value Fund is ranked in the top six percent of its peers over the one-year period. The Board was satisfied that Funds Management and the Sub-Advisers were taking appropriate actions with respect to each of the Fund’s investment performance and requested continued reports on the performance of each of the Funds.

The Board received and considered information regarding each Fund’s contractual advisory fee and net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any), transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 fees, service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of an expense Universe and a narrower expense group of mutual funds (each, an “Expense Group”) that was determined by Lipper to be similar to each Fund. The Board received a description of the methodology used by Lipper to select the mutual funds in a Fund’s Expense Group. The Board noted that, except for the Intrinsic Small Cap Value Fund (Class A), the net operating expense ratios of each of the Funds were in range of or lower than each Fund’s respective Expense Group’s median net operating expense ratio.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense structure of the Funds supported the re-approval of the Advisory Agreements for the Funds.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Funds to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Funds’ administration fee rates. The Board took into account the separate administrative and other services covered by the administration fee rates. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Advisers for investment sub-advisory services (the “Sub-Advisory Agreement Rates”). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the “Net Advisory Rates”).

The Board received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of other funds in each Fund’s Expense Group median. The Board noted that the Advisory Agreement Rates for the Intrinsic Small Cap Value Fund, the Small Cap Opportunities Fund and the Small/Mid Cap Value Fund were in range of

102	Wells Fargo Advantage Small and Mid Cap Stock Funds	Other Information (Unaudited)

the median rate of each Fund’s Expense Group, except for Class A of the Intrinsic Small Cap Value Fund and the Small/Mid Cap Value Fund, which were higher than the median rate of each Fund’s Expense Group. The Board noted that the Advisory Agreement Rates for the Small Cap Growth Fund, the Small Cap Value Fund, the Special Small Cap Value Fund and the Traditional Small Cap Growth Fund were in range of or not appreciably higher than the median rate of each Fund’s Expense Group, except for each Fund’s Class A and the Administrator Class of the Small Cap Growth Fund and Small Cap Value Fund, which were higher than the median rate of the Fund’s Expense Group. The Board noted that the Net Advisory Rates for each of the Funds were in range of or not appreciably higher than the median rates of each Fund’s respective Expense Group, except for Class A of each of the Funds and the Small Cap Growth Fund’s Administrator Class, which were higher than the median rate of each Fund’s respective Expense Group. The Board further noted that Funds Management had agreed to continue and, in certain instances, reduce contractual fee cap arrangements for the Funds designed to lower the Funds’ expenses.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Advisers to other types of clients. In this regard, the Board received information about differences between the services, and the compliance, reporting, and other legal burdens and risks of providing investment advice to mutual funds and those associated with providing advice to non-mutual fund clients such as collective funds or institutional separate accounts. In each case, the Board determined that the Advisory Agreement Rates for the Funds, both with and without administration fee rates and before and after waivers, were acceptable in light of the Funds’ Expense Group information, the net expense ratio commitments, the services covered by the Advisory Agreements and other information provided.

The Board also reviewed and considered the Sub-Advisory Agreement Rates and concluded that the Sub-Advisory Agreement Rates were acceptable in light of the services covered by the Sub-Advisory Agreement and other information provided.

Profitability

The Board received and considered a profitability analysis of Funds Management, as well as an analysis of the profitability to the collective Wells Fargo businesses that provide services to the Funds. It considered that the information provided to it was necessarily estimated, and that the profitability information provided to it, especially on a fund-by-fund basis, did not necessarily provide a precise tool for evaluating the appropriateness of each Fund’s Advisory Agreement Rates in isolation. It noted that the levels of profitability of the Funds to Funds Management varied widely, depending on, among other things, the size and type of fund. The Board concluded that the profitability to Funds Management of the services provided to any of the Funds, individually or in the aggregate, was not unreasonable.

The Board did not consider separate profitability information with respect to Wells Capital Management and MetWest, because, as affiliates of Funds Management, their profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management. The Board did not consider separate profitability information with respect to Schroder, which is not affiliated with Funds Management. The Board considered that the sub-advisory fees paid to Schroder had been negotiated by Funds Management on an arm’s-length basis and that their profitability from their relationship with the Small Cap Opportunities Fund, was not a material factor in determining whether to renew the agreements.

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in each Fund’s advisory fee structure, which operate generally to reduce the effective Advisory Agreement Rates of the Funds (as a percentage of Fund assets) as the Funds grow in size. It considered that, as a fund shrinks in size, breakpoints conversely result in increasing fee levels. The Board noted that it would continue to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward sharing economies of scale with the Funds. However, the Board acknowledged the inherent limitations of any analysis of an investment adviser’s economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board’s understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Other Information (Unaudited)	Wells Fargo Advantage Small and Mid Cap Stock Funds	103

Other benefits to Funds Management and the Sub-Advisers

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates and the Sub-Advisers as a result of their relationship with the Funds. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and the Sub-Advisers with the Funds and benefits potentially derived from an increase in Funds Management’s and each Sub-Adviser’s business as a result of their relationship with the Funds (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates or the Sub-Adviser and their affiliates).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Funds and receives certain compensation for those services. The Board noted that the Funds pay sub-transfer agency fees to various financial institutions, including affiliates of Funds Management that hold fund shares in omnibus accounts. It also considered that these entities may receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through them.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized and any benefits that may be realized by using an affiliated broker.

Other factors and broader review

The Board also considered the markets for distribution of the Funds’ shares, including the multiple channels through which the Funds’ shares are offered and sold. The Board noted that the Funds are part of one of the few fund families that have both direct-to-fund and intermediary distribution channels. As discussed above, the Board reviews detailed materials received from Funds Management and each Sub-Adviser annually as part of the re-approval process under Section 15 of the 1940 Act and also reviews and assesses information about the quality of the services that the Funds receive throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, portfolio reviews and performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Funds was in the best interest of the Funds and their shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

104	Wells Fargo Advantage Small and Mid Cap Stock Funds	List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG	— Association of Bay Area Governments
ACB	— Agricultural Credit Bank
ADR	— American Depositary Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
ARM	— Adjustable Rate Mortgages
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BART	— Bay Area Rapid Transit
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAD	— Canadian Dollar
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CDSC	— Contingent Deferred Sales Charge
CGIC	— Capital Guaranty Insurance Company
CGY	— Capital Guaranty Corporation
CHF	— Swiss Franc
CIFG	— CDC (Caisse des Dépôts et Consignations) IX IS Financial Guarantee
COP	— Certificate of Participation
CP	— Commercial Paper
CR	— Custody Receipts
CTF	— Common Trust Fund
DEM	— Deutsche Mark
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDFA	— Economic Development Finance Authority
ETET	— Eagle Tax-Exempt Trust
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHAG	— Federal Housing Agency
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FRF	— French Franc
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depositary Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUD	— Housing & Urban Development
HUF	— Hungarian Forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MFMR	— Multi-Family Mortgage Revenue
MMD	— Municipal Market Data
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NLG	— Netherlands Guilder
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PSFG	— Public School Fund Guaranty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SLMA	— Student Loan Marketing Association
SPDR	— Standard & Poor’s Depositary Receipts
STIT	— Short-Term Investment Trust
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
USD	— Unified School District
XLCA	— XL Capital Assurance
ZAR	— South African Rand

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More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Funds’ Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds Individual Investors: 1- 800-222-8222

Retail Investment Professionals: 1- 888-877-9275 Institutional Investment Professionals: 1- 866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Funds’ Web site at www.wellsfargo.com/advantagefunds. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2011 Wells Fargo Funds Management, LLC. All rights reserved.	www.wellsfargo.com/advantagefunds	202912 06-11 SMCFLD/SAR122 04-11

Semi-Annual Report

April 30, 2011

WELLS FARGO ADVANTAGE INCOME FUNDS

■	Wells Fargo Advantage International Bond Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery

The views expressed are as of April 30, 2011, and are those of the Fund managers. Any reference to a specific security in this report is not a recommendation to purchase or sell any specific security or adopt any investment strategy. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Advantage International Bond Fund.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM ).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus for Wells Fargo Advantage Funds containing this and other information, visit wellsfargo.com/advantagefunds. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

The “Dow Jones Target Date Indexes” are a product of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC (“CME”). “Dow Jones” and “Dow Jones Target Date Indexes” are service marks of Dow Jones Trademark Holdings, LLC, and have been licensed for use for certain purposes by CME and sublicensed for use by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME or Barclays Capital or any of their respective affiliates, and neither Dow Jones, CME nor Barclays Capital nor any of their respective affiliates makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy, and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, CME, BARCLAYS CAPITAL, OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, IN DIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 120 mutual funds across a wide range of asset classes, representing over $241 billion in assets under management, as of April 30, 2011.

Equity Funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Equity Value Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
Capital Growth Fund	Growth Fund	Small Cap Growth Fund
Classic Value Fund	Growth Opportunities Fund	Small Cap Opportunities Fund
Common Stock Fund	Health Care Fund	Small Cap Value Fund
Core Equity Fund	Index Fund	Small Company Growth Fund
Disciplined Global Equity Fund	International Equity Fund	Small Company Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small/Mid Cap Core Fund
Disciplined Value Fund	Intrinsic Small Cap Value Fund	Small/Mid Cap Value Fund
Discovery Fund†	Intrinsic Value Fund	Social Sustainability Fund†
Diversified Equity Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified International Fund	Large Cap Core Fund	Special Small Cap Value Fund
Diversified Small Cap Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Growth Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Emerging Markets Equity Fund	Mid Cap Growth Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Asset Allocation Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Conservative Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†
Money Market Funds
100% Treasury Money Market Fund	Minnesota Money Market Fund	New Jersey Municipal Money Market Fund
California Municipal Money Market Fund	Money Market Fund	New York Municipal Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Pennsylvania Municipal Money Market Fund
Government Money Market Fund	Municipal Money Market Fund	Prime Investment Money Market Fund
Heritage Money Market Fund†	National Tax-Free Money Market Fund	Treasury Plus Money Market Fund
Variable Trust Funds[1]
VT Core Equity Fund	VT Intrinsic Value Fund	VT Small Cap Value Fund
VT Discovery Fund†	VT Omega Growth Fund	VT Total Return Bond Fund
VT Index Asset Allocation Fund	VT Opportunity Fund†
VT International Equity Fund	VT Small Cap Growth Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage Social Sustainability FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM , Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM , Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM , Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage International Bond Fund	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

The ongoing recovery of global growth continued to face significant challenges, as sovereign debt problems around the world spurred additional calls for fiscal austerity and a renewed focus on deficit reduction

Dear Valued Shareholder,

We are pleased to provide you with this semi-annual report for the Wells Fargo Advantage International Bond Fund, which covers the six-month period that ended April 30, 2011. Wells Fargo Advantage Funds provides many different mutual funds, giving you the flexibility to invest in a family of funds that covers nearly every asset class and investment style. We are pleased to have you as an investor in our Wells Fargo Advantage International Bond Fund and welcome the opportunity to provide you with solutions to all of your investment needs.

Global fixed-income securities declined and then rallied on continued monetary accommodation.

Global fixed-income markets experienced mixed performance during the period. The ongoing recovery of global growth continued to face significant challenges, as sovereign debt problems around the world spurred additional calls for fiscal austerity and a renewed focus on deficit reduction, which curtailed some of the postcrisis optimism and resulted in a decline in global bond markets in the first couple months of the period. Inflation continued to be mostly subdued around the world, allowing those governments that were concentrating on reducing their deficits to keep an extreme accommodation in monetary policy. In fact, the United States announced a second round of quantitative easing (QE2) early in the period, citing continued low inflation and low growth expectations. The announcement resulted in mixed results for global bond prices. Debt securities around the globe had previously appreciated in value on early indications that more quantitative easing was possible, but after the announcement was made official, global bond markets declined, likely due to the projections that this would be the U.S. Federal Reserve (Fed) final monetary easing program.

In the months following, global fixed-income markets once again modestly rallied, led by higher-yielding securities, particularly in the investment-grade and high-yield corporate debt sectors. This rally in higher-yielding securities appeared to be motivated in part by the lack of income-returning investment opportunities—a consequence of extraordinarily low interest rates, low inflation conditions, and restrained expectations for economic growth in the largest economies. The QE2 program in the U.S. not only drove rates lower, but also created further scarcity in income-producing securities, thus driving investors to other sectors of the global fixed-income markets, particularly the higher-yielding segments.

We believe it is likely that monetary accommodation will continue across many of the largest economic sovereignties around the globe in the near term. However, whether or not these influences will continue to produce rallies in fixed-income securities is open for debate. At some stage, yields will have to move higher, and we continue to manage our strategies with such future considerations in mind. Yet, at the same time, we do not intend to restrict ourselves from participating in the opportunities to add higher levels of yield for our investors. The recent period produced compelling performance from global fixed-income securities, and while we believe it is not likely that the same conditions will repeat themselves in the upcoming period, we remain optimistic about the opportunities to invest for attractive levels of yield.

Letter to Shareholders	Wells Fargo Advantage International Bond Fund	3

Bonds and currencies of smaller economies continued to demonstrate strength.

Global bond market yields continued to shift higher during the final months of the period but not to the same magnitude as in the earlier months. This was partially offset by strong performance from the corporate bond sectors later in the period. However, sovereign debt concerns regarding the eurozone and the U.S. continued to weigh on bond valuations across the global markets. In the U.S., the growth outlook improved, but the deficit outlook continued to deteriorate while inflation expectations began to increase. An exit strategy for the U.S. central bank’s highly accommodative monetary policy is unclear and appears requisite to sustainable economic growth in the near term.

In Europe, conditions were similar but were also more complex. In the core euro region, the growth outlook improved, courtesy of trade economies. Deficit reduction began in earnest during the first quarter, while inflation expectations appeared stable. However, in the eurozone periphery, growth continued to languish in recession, due in part to deficit reduction measures. These types of issues (low growth, highly accommodative monetary policy) continue to be most prevalent among the largest economies, while the smaller economies, in our view, will likely see monetary tightening and better prospects for growth.

Throughout the period, we were positioned for underperformance from the largest economies and a devaluing of the U.S. dollar. We continue to anticipate similar conditions throughout 2011 despite the volatility in the first quarter, which saw the Japanese yen sharply depreciate and the euro rise to the position of global strength. The case for a structurally weaker U.S. dollar is well known, and the same case can be made for the British sterling. However, the euro is only marginally better. We believe that the structural bear market in the U.S. is likely to re-emerge later in 2011 but not until we have a framework for the settlement of sovereign debt problems in peripheral Europe.

Meanwhile, we should expect increased, coordinated intervention in an effort to ensure a stable currency background following the earthquake and tsunami in Japan. Therefore, with markets trading on the latest news, we believe that it is unwise to take significant positions in any of the three major currencies and that only a weak sterling outlook should be allowed for. Longer term, we believe the currencies of the smaller, more dynamic economies with trade surpluses, healthier growth, and higher interest rates should appreciate. We particularly like the smaller, more dynamic Asian and South American economies. While concerns about the health of the largest economies continue, we believe several opportunities for investor value in the smaller economies of the global fixed-income markets continue to develop.

In our opinion, diligent and earnest assessment of the fundamental risks in individual fixed-income securities will be a key factor in determining which investment strategies perform well and which do not. We believe it is important to have the right caretakers in charge of investors’ assets during times of uncertainty and opportunity. At Wells Fargo Advantage Funds, we intend to continue measuring relative-value opportunities in the international fixed-income markets. As evidenced by the performance of international fixed-income assets during the recent six-month period, heightened risks often accompany opportunities.

We believe it is likely that monetary accommodation will continue across many of the largest economic sovereignties around the globe for at least the next couple of quarters.

4	Wells Fargo Advantage International Bond Fund	Letter to Shareholders

Short-term volatility shouldn’t derail long-term investment goals.

While periods of volatility can present challenges, experience has taught us that maintaining a long-term investment strategy based on individual goals and risk tolerance can be an effective way to plan for the future. As a whole, Wells Fargo Advantage Funds represents investments across a broad range of asset classes and investment styles with more than 120 mutual funds, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, it may help reduce them and provide you with one way of managing risk.

Thank you for choosing Wells Fargo Advantage Funds. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222, 24 hours a day, 7 days a week. You may also visit our website at www.wellsfargo.com/advantagefunds.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Performance Highlights	Wells Fargo Advantage International Bond Fund	5

Wells Fargo Advantage International Bond Fund

INVESTMENT OBJECTIVE

The Fund seeks total return, consisting of income and capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

First International Advisors, LLC

PORTFOLIO MANAGERS

Michael Lee

Tony Norris

Alex Perrin

Peter Wilson

FUND INCEPTION

December 15, 1993

COUNTRY ALLOCATION[1] (AS OF APRIL 30, 2011)

TEN LARGEST HOLDINGS[2] (AS OF APRIL 30, 2011)
Sweden 4.50%, 08/12/2015	4.71%
Spain 4.85%, 10/31/2020	3.70%
Australia Series 25CI 3.14%, 09/20/2025	2.92%
Canada 2.50%, 09/01/2013	2.89%
Czech Republic 5.00%, 04/11/2019	2.87%
Mexico 8.50%, 11/18/2038	2.75%
Eurohypo AG 3.75%, 03/24/2014	2.71%
Dexia Kommunalbank AG 3.50%, 06/05/2014	2.68%
Poland 5.50%, 04/25/2015	2.65%
Nykredit 4.00%, 10/01/2041	2.48%

1.	Country allocation is subject to change and is calculated based on the total investments of the Fund, excluding cash and cash equivalents.

2.	The ten largest holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the dates specified.

6	Wells Fargo Advantage International Bond Fund	Performance Highlights

Wells Fargo Advantage International Bond Fund (continued)

AVERAGE ANNUAL TOTAL RETURN3 (%) (AS OF APRIL 30, 2011)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[4]
	Inception Date	6-Months*	1-Year	5-Year	10-Year	6-Months*	1-Year	5-Year	10-Year	Gross	Net[5]
Class A (ESIYX)	09/30/2003	(2.85)	7.45	7.34	9.04	1.76	12.51	8.34	9.55	1.11%	1.03%
Class B (ESIUX)**	09/30/2003	(3.56)	6.66	7.23	9.01	1.36	11.66	7.53	9.01	1.86%	1.78%
Class C (ESIVX)	09/30/2003	0.36	10.69	7.55	8.76	1.36	11.69	7.55	8.76	1.86%	1.78%
Administrator Class (ESIDX)	07/30/2010					1.83	12.67	8.50	9.72	1.05%	0.85%
Institutional Class (ESICX)	12/15/1993					1.86	12.77	8.62	9.84	0.78%	0.73%
BofA Merrill Lynch Global Broad Market Ex. U.S. Index[6]						2.64	14.02	7.84	8.87

*	Returns for periods of less than one year are not annualized.

**	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Fund’s Web site – www.wellsfargo.com/advantagefunds.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to active trading risk, high yield securities risk, mortgage- and asset-backed securities risk, and regional risk. Consult the Fund’s prospectus for additional information on these and other risks.

3.	Historical performance shown for Classes A, B, C and Administrator Class shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect the higher expenses applicable to Classes A, B, C and Administrator Class shares. Historical performance shown for all classes of the Fund prior to July 12, 2010 is based on the performance of the Fund’s predecessor, Evergreen International Bond Fund.

4.	Reflects the expense ratios as stated in the most recent prospectuses.

5.	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. Without this cap, the Fund’s returns would have been lower.

6.	The BofA Merrill Lynch Global Broad Market Ex. U.S. Index tracks the performance of investment grade debt publicly issued in the major domestic and eurobond markets, including sovereign, quasi-government, corporate, securitized and collateralized securities and excludes all securities denominated in US dollars. You cannot invest directly in an index.

Fund Expenses	Wells Fargo Advantage International Bond Fund	7

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is in tended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from November 1, 2010 to April 30, 2011.

Actual Expenses

The “Actual” line of the table below provides in formation about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetic al Example for Comparison Purposes

The “Hypothetical” line of the table below provides in formation about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11-01-2010	Ending Account Value 04-30-2011	Expenses Paid During the Period[1]	Net Annual Expense Ratio
Class A
Actual	$1,000.00	$1,017.62	$5.10	1.02%
Hypothetical	$1,000.00	$1,019.74	$5.11	1.02%
Class B
Actual	$1,000.00	$1,013.63	$8.84	1.77%
Hypothetical	$1,000.00	$1,016.02	$8.85	1.77%
Class C
Actual	$1,000.00	$1,013.61	$8.84	1.77%
Hypothetical	$1,000.00	$1,016.02	$8.85	1.77%
Administrator Class
Actual	$1,000.00	$1,018.26	$4.25	0.85%
Hypothetical	$1,000.00	$1,020.58	$4.26	0.85%
Institutional Class
Actual	$1,000.00	$1,018.58	$3.50	0.70%
Hypothetical	$1,000.00	$1,021.32	$3.51	0.70%

1.	Expenses paid is equal to each class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period divided by 365 (to reflect the one-half year period).

8	Wells Fargo Advantage International Bond Fund	Portfolio of Investments—April 30, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Corporate Bonds and Notes: 0.77%

United States: 0.77%
Anheuser-Busch In Bev Worldwide Incorporated (Consumer Staples, Beverages)	6.88%	11/15/2019	$9,525,000	$11,479,949
ARAMARK Corporation (Industrials, Commercial Services & Supplies)	8.50	02/01/2015	1,850,000	1,930,938
TNK-BP Finance SA (Financials, Diversified Financial Services)††(i)	6.25	02/02/2015	200,000	214,880

Total Corporate Bonds and Notes (Cost $11,473,081)				13,625,767

Foreign Corporate Bonds@: 35.99%

Australia: 0.65%
General Electric Capital Australia Funding (Financials, Diversified Financial Services, AUD)	6.00	03/15/2019	1,405,000	1,437,684
International Bank for Reconstruction & Development (Financials, Commercial Banks, AUD)	5.75	10/01/2020	4,000,000	4,248,964
Telstra Corporation Limited (Telecommunication Services, Diversified Telecommunication Services, EUR)	4.25	03/23/2020	4,000,000	5,914,997

				11,601,645

Brazil: 0.01%
Banco Do Brasil (Financials, Commercial Banks, EUR)††	4.50	01/20/2016	150,000	220,129

Canada: 0.18%
Bombardier Incorporated (Industrials, Aerospace & Defense, EUR)	7.25	11/15/2016	2,035,000	3,149,777

Cayman Islands: 0.01%
Voto-Votorantim Limited (Financials, Diversified Financial Services, EUR)	5.25	04/28/2017	150,000	221,506

Denmark: 4.54%
Nykredit (Financials, Diversified Financial Services, DKK)	4.00	10/01/2041	235,061,129	43,183,163
Realkredit Denmark (Financials, Thrifts & Mortgage Finance, DKK)	4.00	10/01/2041	205,184,269	37,623,161

				80,806,324

France: 1.37%
Casino Guichard Perrach (Consumer Staples, Food & Staples Retailing, EUR)	4.38	02/08/2017	5,000,000	7,463,915
France Telecom (Telecommunication Services, Diversified Telecommunication Services, EUR)	4.75	02/21/2017	3,500,000	5,477,338
Veolia Environnement SA (Utilities, Multi-Utilities, EUR)	4.00	02/12/2016	2,500,000	3,772,212
Veolia Environnement SA (Utilities, Multi-Utilities, EUR)	4.38	01/16/2017	5,000,000	7,607,565

				24,321,030

Germany: 10.83%
Bayerische Landesbank (Financials, Commercial Banks, EUR)%%	1.88	06/30/2014	15,000,000	21,677,040
Dexia Kommunalbank AG (Financials, Commercial Banks, EUR)	3.50	06/05/2014	31,080,000	46,811,755
Eurohypo AG (Financials, Commercial Banks, EUR)	3.75	03/24/2014	31,080,000	47,142,234
KfW Bankengruppe (Financials, Commercial Banks, AUD)	6.25	12/04/2019	7,700,000	8,392,997
Kreditanstalt fur Wiederaufbau (Financials, Commercial Banks, EUR)	3.88	01/21/2019	4,750,000	7,216,099
Kreditanstalt fur Wiederaufbau (Financials, Commercial Banks, EUR)	4.38	07/04/2018	13,250,000	20,807,405
Landwirtschaftliche Rentenbank (Financials, Commercial Banks, AUD)	5.75	01/21/2015	13,912,000	15,179,263
LB Baden-Wuerttemberg (Financials, Commercial Banks, EUR)%%	1.75	01/17/2014	15,000,000	21,758,088

Portfolio of Investments—April 30, 2011 (Unaudited)	Wells Fargo Advantage International Bond Fund	9

Security Name	Interest Rate	Maturity Date	Principal	Value

Germany (continued)
UPC Holdings BV (Consumer Discretionary, Media, EUR)	9.63%	12/01/2019	2,400,000	$3,883,576

				192,868,457

Ireland: 0.57%
Ardagh Glass Finance plc (Financials, Consumer Finance, EUR)	8.75	02/01/2020	3,100,000	4,763,749
Smurfit Kappa Acquisitions (Materials, Paper & Forest Products, EUR)	7.75	11/15/2019	800,000	1,244,166
Smurfit Kappa Funding plc (Materials, Paper & Forest Products, EUR)	7.25	11/15/2017	2,650,000	4,082,050

				10,089,965

Liberia: 0.07%
Royal Caribbean Cruises Limited (Consumer Discretionary, Hotels, Restaurants & Leisure, EUR)	5.63	01/27/2014	900,000	1,333,035

Luxembourg: 4.59%
European Investment Bank (Financials, Commercial Banks, EUR)	3.13	03/03/2017	12,350,000	18,177,238
European Investment Bank (Financials, Commercial Banks, EUR)	4.25	10/15/2014	4,640,000	7,234,245
European Investment Bank (Financials, Commercial Banks, EUR)	4.75	10/15/2017	10,000,000	16,002,272
European Investment Bank (Financials, Commercial Banks, NZD)	6.50	09/10/2014	11,189,000	9,591,018
European Investment Bank (Financials, Commercial Banks, AUD)	6.50	08/07/2019	20,400,000	22,540,743
European Investment Bank (Financials, Commercial Banks, ZAR)	9.00	12/21/2018	14,450,000	2,244,658
European Investment Bank (Financials, Commercial Banks, TRY)	9.63	04/01/2015	1,050,000	720,986
European Investment Bank (Financials, Commercial Banks, TRY)	10.00	09/10/2013	1,200,000	823,905
Fiat Industrial Finance SpA (Financials, Diversified Financial Services, EUR)%%	6.25	03/09/2018	3,000,000	4,449,227

				81,784,292

Netherlands: 3.14%
Bank Nederlandse Gemeenten (Financials, Commercial Banks, EUR)	2.63	09/01/2020	12,250,000	16,447,980
Heidelberg Cement AG (Materials, Construction Materials, EUR)	8.50	10/31/2019	1,730,000	2,889,094
New World Resources NV (Materials, Metals & Mining, EUR)	7.38	05/15/2015	2,765,000	4,208,003
Owens-Illinois European Group BV (Materials, Containers & Packaging, EUR)	6.88	03/31/2017	2,296,000	3,477,237
Rabobank Nederland (Financials, Commercial Banks, EUR)	4.13	01/14/2020	5,000,000	7,283,697
Rabobank Nederland (Financials, Commercial Banks, EUR)	4.25	01/16/2017	5,541,000	8,390,169
Rabobank Nederland (Financials, Commercial Banks, NZD)	5.25	08/05/2014	6,000,000	4,926,764
Rabobank Nederland (Financials, Commercial Banks, NZD)	6.25	07/10/2014	4,361,000	3,698,619
Rabobank Nederland (Financials, Commercial Banks, TRY)	9.50	01/22/2014	1,000,000	683,958
Ziggo Bond Company BV (Consumer Discretionary, Media, EUR)††(i)	8.00	05/15/2018	2,500,000	3,892,648

				55,898,169

South Africa: 0.15%
Foodcorp Limited (Consumer Discretionary, Food & Staples Retailing, EUR)††	8.75	03/01/2018	100,000	146,264
Savcio Holdings Limited (Industrials, Machinery, EUR)	8.00	02/15/2013	1,701,000	2,506,839

				2,653,103

Spain: 0.27%
Inaer Aviation Finance Limited (Financials, Diversified Financial Services, EUR)††	9.50	08/01/2017	3,200,000	4,810,776

Switzerland: 1.29%
Eurofima (Financials, Commercial Banks, AUD)	6.25	12/28/2018	21,000,000	22,932,944

10	Wells Fargo Advantage International Bond Fund	Portfolio of Investments—April 30, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

United Kingdom: 5.88%
Bakkavor Finance 2 plc (Consumer Discretionary, Food Products, GBP)††	8.25%	02/15/2018	3,360,000	$5,303,576
British American Tobacco plc (Consumer Staples, Tobacco, EUR)	5.88	03/12/2015	8,175,000	13,117,856
Exova (Industrials, Professional Services, GBP)††	10.50	10/15/2018	1,900,000	3,328,489
Ford Credit Europe Bank plc (Financials, Commercial Banks, EUR)	7.13	01/15/2013	1,750,000	2,738,461
Ford Credit Europe Bank plc (Financials, Commercial Banks, EUR)	9.38	01/17/2014	800,000	1,333,035
GlaxoSmithKline plc (Health Care, Pharmaceuticals, EUR)	5.63	12/13/2017	8,000,000	13,202,878
Imperial Tobacco Group plc (Consumer Staples, Tobacco, EUR)	7.25	09/15/2014	1,450,000	2,394,102
Imperial Tobacco Group plc (Consumer Staples, Tobacco, EUR)	8.38	02/17/2016	5,000,000	8,782,717
Infinis plc (Utilities, Independent Power Producers & Energy Traders, GBP)	9.13	12/15/2014	2,172,000	3,791,260
ISS Financing plc (Financials, Consumer Finance, EUR)	11.00	06/15/2014	2,250,000	3,632,521
JTI UK Finance plc (Financials, Consumer Finance, EUR)	4.50	04/02/2014	2,780,000	4,309,568
Kerling plc (Materials, Chemicals, EUR)	10.63	02/01/2017	3,150,000	5,143,849
Marks & Spencer Group plc (Consumer Discretionary, Multiline Retail, GBP)	6.13	12/02/2019	4,000,000	7,019,932
Nationwide Building Society, FRN (Financials, Thrifts & Mortgage Finance, EUR)±	3.75	01/20/2015	4,000,000	5,804,005
R&R Ice Cream plc (Consumer Staples, Food & Staples Retailing, EUR)††(i)	8.38	11/15/2017	2,950,000	4,314,776
Tesco plc (Consumer Staples, Food & Staples Retailing, EUR)	5.88	09/12/2016	5,350,000	8,793,980
Virgin Media Finance plc (Financials, Consumer Finance, GBP)	8.88	10/15/2019	1,213,000	2,289,532
Vodafone Group (Telecommunication Services, Wireless Telecommunication Services, EUR)	6.88	12/04/2013	3,440,000	5,592,597
William Hill plc (Consumer Discretionary, Hotels, Restaurants & Leisure, GBP)	7.13	11/11/2016	2,250,000	3,908,619

				104,801,753

United States: 2.44%
General Electric Capital Corporation (Financial Services, Aerospace & Defense, NZD)	7.63	12/10/2014	10,200,000	8,908,970
Iron Mountain Incorporated (Industrials, Commercial Services & Supplies, EUR)	6.75	10/15/2018	4,020,000	5,835,139
Owens-Brockway Glass Containers Incorporated (Materials, Containers & Packaging, EUR)	6.75	12/01/2014	376,000	569,443
Pfizer Incorporated (Health Care, Pharmaceuticals, EUR)	4.75	06/03/2016	6,600,000	10,337,922
Procter & Gamble Company (Consumer Staples, Household Products, EUR)	4.50	05/12/2014	9,000,000	13,943,574
Rockwood Specialties Group Incorporated (Materials, Chemicals, EUR)	7.63	11/15/2014	2,600,000	3,928,010

				43,523,058

Total Foreign Corporate Bonds (Cost $580,485,222)				641,015,963

Foreign Government Bonds and Notes@: 55.30%
Australia Series 124 (AUD)	5.75	05/15/2021	25,000,000	28,052,198
Australia Series 19 (AUD)	6.00	04/01/2019	13,950,000	15,574,074
Australia Series 25CI (AUD)	3.14	09/20/2025	41,985,000	50,825,115
Brazil (BRL)	10.25	01/10/2028	4,520,000	3,072,807
Brazil (BRL)	12.50	01/05/2016	16,300,000	12,049,898
Brazil (BRL)	12.50	01/05/2022	34,700,000	26,710,971
Caisse d’Amortissement de la Dette Sociale (EUR)	3.38	04/25/2021	8,175,000	11,717,543
Caisse d’Amortissement de la Dette Sociale (EUR)	4.13	04/25/2017	10,735,000	16,584,998
Canada (CAD)	2.50	09/01/2013	47,000,000	50,370,449
Canada (NZD)	6.25	06/16/2015	18,150,000	15,413,029
Canada Series 23 (CAD)††	4.10	12/15/2018	29,700,000	33,054,375
Czech Republic (CZK)	5.00	04/11/2019	756,600,000	49,998,792
France (EUR)	3.50	04/25/2020	19,000,000	28,178,437
France Obligations Assimilables du Tresor (EUR)	3.75	04/25/2017	10,400,000	15,961,585
French Treasury Note (EUR)	2.00	07/12/2015	10,400,000	14,967,259

Portfolio of Investments—April 30, 2011 (Unaudited)	Wells Fargo Advantage International Bond Fund	11

Security Name	Interest Rate	Maturity Date	Principal	Value

Foreign Government Bonds and Notes@ (continued)
Germany (EUR)	1.75%	10/09/2015	8,250,000	$11,853,515
Germany (EUR)	2.25	04/11/2014	27,800,000	41,425,500
Germany (EUR)	4.25	07/04/2017	13,280,000	21,231,446
Hungary (HUF)	5.50	02/12/2016	7,257,000,000	38,628,656
Hungary (HUF)	6.75	02/24/2017	2,652,500,000	14,798,520
Indonesia (IDR)	10.00	07/15/2017	13,050,000,000	1,737,259
Korea (KRW)	5.25	09/10/2015	11,400,000,000	11,156,660
Korea (KRW)	5.25	03/10/2027	33,590,000,000	33,530,289
Malaysia (MYR)	3.50	05/31/2027	4,350,000	1,318,317
Mexico (MXN)	8.50	11/18/2038	530,400,000	47,935,089
Mexico (MXN)	10.00	12/05/2024	27,720,000	2,917,033
Morocco (EUR)	5.38	06/27/2017	245,000	360,378
New Zealand (NZD)	6.00	12/15/2017	46,290,000	39,408,864
Norway (NOK)	3.75	05/25/2021	180,000,000	34,464,648
Norway (NOK)	4.25	05/19/2017	100,790,000	20,155,118
Norway (NOK)	5.00	05/15/2015	104,100,000	21,335,599
Philippines (EUR)	6.25	03/15/2016	750,000	1,195,621
Poland (PLN)	5.50	04/25/2015	123,195,000	46,182,881
Portuguese OTs (EUR)	6.40	02/15/2016	14,450,000	17,469,332
Republic of Peru (PEN)	8.20	08/12/2026	1,600,000	600,432
Slovenia (EUR)	4.38	02/06/2019	12,575,000	18,621,365
South Africa (ZAR)	6.75	03/31/2021	222,905,000	30,136,654
Spain (EUR)	4.85	10/31/2020	44,950,000	64,340,688
Sweden (SEK)	4.50	08/12/2015	466,600,000	82,038,882
Turkey (EUR)	5.50	02/16/2017	620,000	952,750
United Kingdom (GBP)	4.75	03/07/2020	4,500,000	8,293,788

Total Foreign Government Bonds and Notes (Cost $893,429,089)				984,620,814

Yankee Corporate Bonds and Notes: 5.21%

Bermuda: 0.29%
Qtel International Finance Limited (Telecommunication Services, Diversified Telecommunication Services)	4.75	02/16/2021	$5,550,000	5,251,688

Brazil: 0.24%
Banco Votorantim (Financials, Commercial Banks)††	5.25	02/11/2016	4,070,000	4,110,700
BM&F Bovespa SA (Financials, Diversified Financial Services)	5.50	07/16/2020	200,000	206,290

				4,316,990

Cayman Islands: 0.92%
International Petroleum Investment Company (Energy, Oil, Gas & Consumable Fuels)††	5.00	11/15/2020	5,700,000	5,678,625
Petroplus Finance Limited (Financials, Consumer Finance)	5.75	01/20/2020	10,185,000	10,581,920

				16,260,545

Ireland: 0.19%
VimpelCom Limited (Telecommunication Services, Diversified Telecommunication Services)††	7.75	02/02/2021	3,000,000	3,165,000
VimpelCom Limited (Telecommunication Services, Diversified Telecommunication Services)	9.13	04/30/2018	120,000	137,550

				3,302,550

12	Wells Fargo Advantage International Bond Fund	Portfolio of Investments—April 30, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Kazakhstan: 0.03%
Eurasian Development Bank (Financials, Commercial Banks)††(i)	7.38%	09/29/2014	$300,000	$330,000
Kazatomprom (Materials, Metals & Mining)††	6.25	05/20/2015	200,000	212,500

				542,500

Netherlands: 0.79%
Deutsche Telekom (Telecommunication Services, Diversified Telecommunication Services)	4.88	07/08/2014	10,000,000	10,895,170
Mubadala Development Company-Global Medium Term Note (Energy, Oil, Gas & Consumable Fuels)††	5.50	04/20/2021	3,200,000	3,227,510

				14,122,680

Panama: 0.60%
Banco De Credito Del Peru (Financials, Commercial Banks)††	4.75	03/16/2016	10,940,000	10,611,800

South Africa: 0.32%
Eskom Holdings Limited (Utilities, Electric Utilities)††	5.75	01/26/2021	225,000	229,500
Sable International Finance Limited (Telecommunication Services, Diversified Telecommunication Services)	7.75	02/15/2017	2,795,000	2,920,775
Transnet Limited (Industrials, Transportation Infrastructure)††	4.50	02/10/2016	2,500,000	2,559,620

				5,709,895

United Kingdom: 1.83%
BP Capital Markets plc (Financials, Capital Markets)	5.25	11/07/2013	7,500,000	8,130,818
Lloyds TSB Bank plc (Financials, Commercial Banks)	6.38	01/21/2021	7,700,000	8,250,712
Marks & Spencer Group plc (Consumer Discretionary, Multiline Retail)	6.25	12/01/2017	2,500,000	2,687,693
Royal Bank of Scotland plc (Financials, Commercial Banks)	6.13	01/11/2021	7,700,000	8,153,584
Tesco plc (Consumer Staples, Food & Staples Retailing)	5.50	11/15/2017	3,250,000	3,669,851
Virgin Media Finance plc (Financials, Consumer Finance)	9.13	08/15/2016	1,591,000	1,688,449

				32,581,107

Total Yankee Corporate Bonds and Notes (Cost $88,827,436)				92,699,755

Yankee Government Bonds: 0.47%
Bahamas††	6.95	11/20/2029	400,000	417,895
Brazil	7.13	01/20/2037	1,850,000	2,220,000
Colombia	7.38	03/18/2019	850,000	1,032,750
Colombia	8.13	05/21/2024	775,000	998,975
Croatia††	6.63	07/14/2020	500,000	524,750
Dominican Republic	7.50	05/06/2021	250,000	261,750
Indonesia	7.75	01/17/2038	250,000	305,000
Peru	8.38	05/03/2016	196,000	235,102
Republic of Panama	5.20	01/30/2020	600,000	639,000
Republic of Peru	7.13	03/30/2019	165,000	191,400
Republic of Philippines	5.50	03/30/2026	625,000	622,656
Russia, Step Bond	7.50	03/31/2030	346,000	403,308
Sri Lanka††	7.40	01/22/2015	215,000	234,887
Vietnam††(i)	6.75	01/29/2020	300,000	313,500

Total Yankee Government Bonds (Cost $7,675,828)				8,400,973

Portfolio of Investments—April 30, 2011 (Unaudited)	Wells Fargo Advantage International Bond Fund	13

Security Name	Yield	Shares	Value

Short-Term Investments: 3.86%

Investment Companies: 3.86%
Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)(o)	0.09%	68,737,877	$68,737,877

Total Short-Term Investments (Cost $68,737,877)			68,737,877

Total Investments in Securities
(Cost $1,650,628,533)*	101.60%	1,809,101,149
Other Assets and Liabilities, Net	(1.60)	(28,509,797)

Total Net Assets	100.00%	$1,780,591,352

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

±	Variable rate investments.

@	Foreign bond principal is denominated in local currency.

(i)	Illiquid security

(l)	Investment in an affiliate.

%%	Securities issued on a when-issued (TBA) and/or delayed delivery basis.

(u)	Rate shown is the 7-day annualized yield at period end.

(o)	All or a portion of this security has been segregated for when-issued and/or delayed delivery securities.

*	Cost for federal income tax purposes is $1,650,840,841 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$162,099,573
Gross unrealized depreciation	(3,839,265)

Net unrealized appreciation	$158,260,308

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage International Bond Fund	Statement of Assets and Liabilities—April 30, 2011 (Unaudited)

Assets
Investments
In unaffiliated securities, at value	$1,740,363,272
In affiliated securities, at value	68,737,877

Total investments, at value (see cost below)	1,809,101,149
Foreign currency, at value (see cost below)	10,168,008
Receivable for investments sold	1,143,726
Receivable for Fund shares sold	8,465,624
Receivable for interest	29,884,962
Unrealized gains on forward foreign currency contracts	12,941,492
Prepaid expenses and other assets	188,038

Total assets	1,871,892,999

Liabilities
Payable for investments purchased	49,350,426
Payable for Fund shares redeemed	2,307,300
Unrealized losses on forward foreign currency contracts	38,192,099
Advisory fee payable	777,176
Distribution fees payable	21,806
Due to other related parties	215,509
Accrued expenses and other liabilities	437,331

Total liabilities	91,301,647

Total net assets	$1,780,591,352

NET ASSETS CONSIST OF
Paid-in capital	$1,656,426,512
Undistributed net investment income	5,743,997
Accumulated net realized losses on investments	(16,517,355)
Net unrealized gains on investments	134,938,198

Total net assets	$1,780,591,352

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$275,627,042
Shares outstanding – Class A	22,872,039
Net asset value per share – Class A	$12.05
Maximum offering price per share – Class A2	$12.62
Net assets – Class B	$8,762,938
Shares outstanding – Class B	725,983
Net asset value per share – Class B	$12.07
Net assets – Class C	$24,917,168
Shares outstanding – Class C	2,073,159
Net asset value per share – Class C	$12.02
Net assets – Administrator Class	$27,526,873
Shares outstanding – Administrator Class	2,286,249
Net asset value per share – Administrator Class	$12.04
Net assets – Institutional Class	$1,443,757,331
Shares outstanding – Institutional Class	119,881,969
Net asset value per share – Institutional Class	$12.04

Total investments, at cost	$1,650,628,533

Foreign currency, at cost	$9,786,746

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of Operations—Six Months Ended April 30, 2011 (Unaudited)	Wells Fargo Advantage International Bond Fund	15

Investment income
Interest*	$35,972,107
Income from affiliated securities	32,149

Total investment income	36,004,256

Expenses
Advisory fee	4,190,929
Administration fees
Fund level	400,394
Class A	197,110
Class B	7,154
Class C	21,328
Administrator Class	8,781
Institutional Class	520,811
Shareholder servicing fees
Class A	306,278
Class B	11,179
Class C	33,326
Administrator Class	19,868
Distribution fees
Class B	33,536
Class C	99,977
Custody and accounting fees	190,931
Professional fees	22,837
Registration fees	52,966
Shareholder report expenses	65,371
Trustees’ fees and expenses	5,984
Other fees and expenses	1,198

Total expenses	6,189,958
Less: Fee waivers and/or expense reimbursements	(12,062)

Net expenses	6,177,896

Net investment income	29,826,360

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	(24,210,819)
Forward foreign currency contract transactions	9,091,696

Net realized losses on investments	(15,119,123)

Net change in unrealized gains (losses) on:
Unaffiliated securities	49,638,252
Forward foreign currency contract transactions	(27,216,458)

Net change in unrealized gains (losses) on investments	22,421,794

Net realized and unrealized gains (losses) on investments	7,302,671

Net increase in net assets resulting from operations	$37,129,031

* Net of foreign withholding taxes of	$325

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage International Bond Fund	Statements of Changes in Net Assets

	Six Months Ended April 30, 2011 (Unaudited)		Year Ended October 31, 2010[1]

Operations
Net investment income		$29,826,360			$50,118,820
Net realized gains (losses) on investments		(15,119,123)			33,374,365
Net change in unrealized gains (losses) on investments		22,421,794			45,467,242

Net increase in net assets resulting from operations		37,129,031			128,960,427

Distributions to shareholders from
Net investment income
Class A		(6,192,594)			(10,297,645)
Class B		(192,566)			(225,571)
Class C		(574,938)			(769,834)
Administrator Class		(486,444)			(27,636)[2]
Institutional Class		(35,012,642)			(39,498,213)[3]
Class IS		NA			(120,983)[4]
Net realized gains
Class A		(1,598,161)			0
Class B		(60,416)			0
Class C		(191,188)			0
Administrator Class		(105,788)			0 [2]
Institutional Class		(8,219,774)			0 [3]

Total distributions to shareholders		(52,634,511)			(50,939,882)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	6,530,881	75,663,877	21,018,393		239,477,394
Class B	23,328	271,371	97,238		1,112,583
Class C	103,866	1,199,593	750,802		8,632,783
Administrator Class	2,184,902	25,370,418	403,036	[2]	4,724,608 [2]
Institutional Class	25,700,156	297,469,992	44,463,194	[3]	514,090,908 [3]
Class IS	NA	NA	3,748	[4]	42,407 [4]

		399,975,251			768,080,683

Reinvestment of distributions
Class A	611,732	6,951,471	786,024		8,838,701
Class B	16,103	183,619	14,397		162,008
Class C	41,391	469,806	40,113		451,225
Administrator Class	21,638	246,657	55	[2]	656 [2]
Institutional Class	1,846,555	20,968,154	1,813,472	[3]	20,557,478 [3]
Class IS	NA	NA	6,808	[4]	76,222 [4]

		28,819,707			30,086,290

Payment for shares redeemed
Class A	(5,126,265)	(59,027,318)	(22,240,525)		(254,648,040)
Class B	(134,441)	(1,558,719)	(297,508)		(3,385,236)
Class C	(610,673)	(7,015,923)	(1,147,740)		(12,953,242)
Administrator Class	(318,068)	(3,647,084)	(5,314)[2]		(63,377)[2]
Institutional Class	(12,010,704)	(138,666,173)	(27,964,429)[3]		(316,984,637)[3]
Class IS	NA	NA	(437,013)[4]		(4,854,537)[4]

		(209,915,217)			(592,889,069)

Net increase in net assets resulting from capital share transactions		218,879,741			205,277,904

Total increase in net assets		203,374,261			283,298,449

Please see footnotes on page 17

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage International Bond Fund	17

	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010[1]

Net assets
Beginning of period	$1,577,217,091	$1,293,918,642

End of period	$1,780,591,352	$1,577,217,091

Undistributed net investment income	$5,743,997	$18,376,821

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen International Bond Fund, which became the accounting and performance survivor in the transaction. The information for the period prior to July 12, 2010 is that of Evergreen International Bond Fund.

2.	Class commenced operations on July 30, 2010.

3.	Class I shares of the predecessor fund became Institutional Class shares on July 12, 2010.

4.	Class IS shares of the predecessor fund became Class A shares on July 12, 2010.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage International Bond Fund[1]	Financial Highlights

	Beginning Net Asset Value Per Share	Net Investment Income		Net Realized and Unrealized Gains (Losses) on Investments	Distributions from Net Investment Income	Distributions from Net Realized Gains
Class A
November 1, 2010 to April 30, 2011 (Unaudited)	$12.23	0.20	[3]	(0.01)	(0.29)	(0.08)
November 1, 2009 to October 31, 2010	$11.59	0.40		0.65	(0.41)	0.00
November 1, 2008 to October 31, 2009	$10.36	0.39	[3]	2.20	(1.36)	0.00
November 1, 2007 to October 31, 2008	$11.57	0.47	[3]	(0.92)	(0.76)	0.00
November 1, 2006 to October 31, 2007	$10.54	0.43	[3]	0.71	(0.11)	0.00
November 1, 2005 to October 31, 2006	$10.74	0.39		(0.17)	0.00	(0.02)
Class B
November 1, 2010 to April 30, 2011 (Unaudited)	$12.25	0.16		(0.01)	(0.25)	(0.08)
November 1, 2009 to October 31, 2010	$11.54	0.29		0.67	(0.25)	0.00
November 1, 2008 to October 31, 2009	$10.37	0.30	[3]	2.21	(1.34)	0.00
November 1, 2007 to October 31, 2008	$11.58	0.38	[3]	(0.91)	(0.68)	0.00
November 1, 2006 to October 31, 2007	$10.56	0.35	[3]	0.70	(0.03)	0.00
November 1, 2005 to October 31, 2006	$10.75	0.31	[3]	(0.16)	0.00	(0.02)
Class C
November 1, 2010 to April 30, 2011 (Unaudited)	$12.20	0.16	[3]	(0.01)	(0.25)	(0.08)
November 1, 2009 to October 31, 2010	$11.51	0.33		0.64	(0.28)	0.00
November 1, 2008 to October 31, 2009	$10.35	0.30	[3]	2.20	(1.34)	0.00
November 1, 2007 to October 31, 2008	$11.56	0.38	[3]	(0.91)	(0.68)	0.00
November 1, 2006 to October 31, 2007	$10.53	0.35	[3]	0.71	(0.03)	0.00
November 1, 2005 to October 31, 2006	$10.73	0.31	[3]	(0.17)	0.00	(0.02)
Administrator Class
November 1, 2010 to April 30, 2011 (Unaudited)	$12.23	0.21	[3]	(0.01)	(0.31)	(0.08)
July 30, 2010[4] to October 31, 2010	$11.39	0.11		0.82	(0.09)	0.00
Institutional Class[5]
November 1, 2010 to April 30, 2011 (Unaudited)	$12.23	0.21		(0.01)	(0.31)	(0.08)
November 1, 2009 to October 31, 2010	$11.59	0.44		0.65	(0.45)	0.00
November 1, 2008 to October 31, 2009	$10.35	0.43		2.18	(1.37)	0.00
November 1, 2007 to October 31, 2008	$11.56	0.50		(0.92)	(0.79)	0.00
November 1, 2006 to October 31, 2007	$10.54	0.47		0.69	(0.14)	0.00
November 1, 2005 to October 31, 2006	$10.73	0.42	[3]	(0.16)	0.00	(0.02)

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen International Bond Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 are those of Evergreen International Bond Fund.

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

3.	Calculated based upon average shares outstanding.

4.	Class commenced operations on July 30, 2010.

5.	Class I shares of the predecessor fund became Institutional Class shares on July 12, 2010.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage International Bond Fund[1]	19

Distributions from Tax Basis Return of Capital	Ending Net Asset Value Per Share	Ratio to Average Net Assets (Annualized)				Portfolio Turnover Rate	Net Assets at End of Period (000’s omitted)
		Net Investment Income	Gross Expenses	Net Expenses	Total Return[2]

0.00	$12.05	3.47%	1.02%	1.02%	1.76%	43%	$275,627
0.00	$12.23	3.53%	1.10%	1.08%	9.35%	89%	$255,134
0.00	$11.59	3.65%	1.05%	1.05%	26.34%	118%	$246,719
0.00	$10.36	4.05%	1.01%	0.99%	(4.07)%	87%	$66,649
0.00	$11.57	4.01%	1.05%	1.00%	10.90%	106%	$49,993
(0.40)	$10.54	3.70%	1.11%	1.09%	2.06%	196%	$90,166

0.00	$12.07	2.71%	1.78%	1.77%	1.36%	43%	$8,763
0.00	$12.25	2.77%	1.85%	1.82%	8.55%	89%	$10,060
0.00	$11.54	2.86%	1.79%	1.79%	25.44%	118%	$11,615
0.00	$10.37	3.30%	1.74%	1.74%	(4.74)%	87%	$10,345
0.00	$11.58	3.28%	1.74%	1.74%	10.08%	106%	$7,747
(0.32)	$10.56	2.96%	1.81%	1.81%	1.32%	196%	$9,157

0.00	$12.02	2.69%	1.78%	1.77%	1.36%	43%	$24,917
0.00	$12.20	2.77%	1.85%	1.82%	8.61%	89%	$30,974
0.00	$11.51	2.87%	1.79%	1.79%	25.47%	118%	$33,330
0.00	$10.35	3.31%	1.74%	1.74%	(4.85)%	87%	$18,044
0.00	$11.56	3.27%	1.74%	1.74%	10.09%	106%	$19,983
(0.32)	$10.53	2.96%	1.81%	1.81%	1.31%	196%	$26,057

0.00	$12.04	3.70%	0.94%	0.85%	1.83%	43%	$27,527
0.00	$12.23	3.63%	1.05%	0.85%	8.21%	89%	$4,866

0.00	$12.04	3.80%	0.70%	0.70%	1.86%	43%	$1,443,757
0.00	$12.23	3.79%	0.82%	0.80%	9.73%	89%	$1,276,184
0.00	$11.59	3.86%	0.79%	0.79%	26.71%	118%	$997,308
0.00	$10.35	4.31%	0.73%	0.73%	(3.88)%	87%	$902,304
0.00	$11.56	4.31%	0.74%	0.74%	11.14%	106%	$1,032,304
(0.43)	$10.54	3.98%	0.81%	0.81%	2.45%	196%	$943,309

20	Wells Fargo Advantage International Bond Fund	Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage International Bond Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Trust’s Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Forward foreign currency contracts

The Fund may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage International Bond Fund	21

recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains or losses on the contracts. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

22	Wells Fargo Advantage International Bond Fund	Notes to Financial Statements (Unaudited)

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Corporate bonds and notes	$0	$13,625,767	$0	$13,625,767

Foreign corporate bonds	0	641,015,963	0	641,015,963

Foreign government bonds and notes	0	984,620,814	0	984,620,814

Yankee corporate bonds and notes	0	92,699,755	0	92,699,755

Yankee government bonds	0	8,400,973	0	8,400,973

Short-term investments
Investment companies	68,737,877	0	0	68,737,877
	$68,737,877	$1,740,363,272	$0	$1,809,101,149

Further details on the major security types listed above can be found in the Fund’s Portfolio of Investments.

As of April 30, 2011, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Forward foreign currency contracts	$0	$(25,250,607)	$0	$(25,250,607)

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended April 30, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Corporate bonds and notes
Balance as of October 31, 2010	$3,044,467
Accrued discounts (premiums)	0
Realized gains (losses)	0
Change in unrealized gains (losses)	284,022
Purchases	0
Sales	0
Transfers into Level 3	0
Transfers out of Level 3	(3,328,489)
Balance as of April 30, 2011	$0
Change in unrealized gains (losses) relating to securities still held at April 30, 2011	$0

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage International Bond Fund	23

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is paid an annual advisory fee starting at 0.55% and declining to 0.45% as the average daily net assets of the Fund increase. For the six months ended April 30, 2011, the advisory fee was equivalent to an annual rate of 0.52% of the Fund’s average daily net assets.

Funds Management may retain the services of certain sub-advisers to provide daily portfolio management to the Fund. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by the Fund to the adviser. First International Advisors, LLC, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo, is the sub-adviser to the Fund and is paid a fee by the adviser at an annual rate starting at 0.35% and declining to 0.20% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of the Fund as follows:

Class Level Administration Fee
Class A, Class B, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

For the six months ended April 30, 2011, Wells Fargo Funds Distributor, LLC received $9,050 from the sale of Class A shares and $77, $3,657 and $320 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. Government obligations and short-term securities (securities with maturities of one year or less at purchase date), for the six months ended April 30, 2011 were $836,805,820 and $692,444,603, respectively.

6. DERIVATIVE TRANSACTIONS

During the six months ended April 30, 2011, the Fund entered into forward foreign currency contracts for hedging purposes.

24	Wells Fargo Advantage International Bond Fund	Notes to Financial Statements (Unaudited)

At April 30, 2011, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to buy:

Exchange Date	Counterparty	Contracts to Receive		U.S. Value at April 30, 2011	In Exchange for U.S. $	Net Unrealized Gains (Losses)
05/09/2011	State Street Bank	7,865,000,000	JPY	$96,962,331	$96,384,804	$577,527
05/09/2011	State Street Bank	1,234,000,000	JPY	15,213,162	14,911,125	302,037
05/09/2011	State Street Bank	1,710,000,000	JPY	21,081,448	20,917,431	164,017
05/09/2011	State Street Bank	1,126,000,000	JPY	13,881,702	13,724,761	156,941
05/18/2011	State Street Bank	260,000,000	HUF	1,455,623	1,412,000	43,623
05/24/2011	State Street Bank	9,121,740,000	HUF	51,028,421	49,497,737	1,530,684
06/01/2011	State Street Bank	70,610,000	EUR	104,500,778	98,183,911	6,316,867

Exchange Date	Counterparty	Contracts to Receive		U.S. Value at April 30, 2011	In Exchange For		U.S. Value at April 30, 2011	Net Unrealized Gains (Losses)
05/02/2011	State Street Bank	12,562,637,200	JPY	$154,874,403	151,600,000	CAD	$160,228,294	$(5,353,891)
05/02/2011	State Street Bank	709,553,385	JPY	8,747,499	8,550,000	CAD	9,036,622	(289,123)
05/02/2011	State Street Bank	63,800,000	CAD	67,431,168	5,387,016,800	JPY	66,412,091	1,019,077
05/02/2011	State Street Bank	16,800,000	CAD	17,756,170	1,429,092,000	JPY	17,618,098	138,072
05/18/2011	State Street Bank	3,564,053,900	JPY	43,940,507	124,300,000	PLN	46,761,488	(2,820,981)
05/25/2011	State Street Bank	5,841,252,500	JPY	72,017,757	71,300,000	AUD	77,935,582	(5,917,825)
05/25/2011	State Street Bank	6,902,000,000	JPY	85,095,887	85,000,000	AUD	92,910,582	(7,814,695)
05/25/2011	State Street Bank	31,400,000	AUD	34,322,262	2,759,416,300	JPY	34,021,295	300,967
06/01/2011	State Street Bank	4,525,000,000	JPY	55,791,111	34,438,145	GBP	57,503,584	(1,712,473)
06/01/2011	State Street Bank	2,764,469,400	JPY	34,084,601	23,100,000	EUR	34,187,339	(102,738)
06/01/2011	State Street Bank	8,441,096	GBP	14,094,641	1,126,000,000	JPY	13,883,048	211,593
06/01/2011	State Street Bank	5,625,000	GBP	9,392,424	6,426,074	EUR	9,510,406	(117,982)
06/01/2011	State Street Bank	5,415,243	EUR	8,014,404	610,000,000	JPY	7,521,012	493,392
06/21/2011	State Street Bank	41,250,000	GBP	68,859,595	5,526,386,250	JPY	68,144,628	714,967
07/13/2011	State Street Bank	6,371,761,500	JPY	78,578,532	96,850,000	NZD	78,002,099	576,433
07/13/2011	State Street Bank	415,615,208	JPY	5,125,495	6,320,000	NZD	5,090,070	35,425
08/02/2011	State Street Bank	6,830,958,500	JPY	84,252,134	79,550,000	CAD	83,892,264	359,870

Forward foreign currency contracts to sell:

Exchange Date	Counterparty	Contracts to Deliver		U.S. Value at April 30, 2011	In Exchange for U.S. $	Net Unrealized Gains (Losses)
05/18/2011	State Street Bank	260,000,000	HUF	$1,455,623	$1,283,951	$(171,672)
05/18/2011	State Street Bank	3,800,000	PLN	1,429,555	1,304,117	(125,438)
05/18/2011	State Street Bank	418,500,000	DKK	83,092,059	78,084,185	(5,007,874)
05/24/2011	State Street Bank	2,103,440,000	HUF	11,766,968	10,474,256	(1,292,712)
05/24/2011	State Street Bank	4,669,400,000	HUF	26,121,344	23,198,529	(2,922,815)
05/24/2011	State Street Bank	2,348,900,000	HUF	13,140,109	11,888,349	(1,251,760)
05/24/2011	State Street Bank	14,890,000	ZAR	2,261,824	2,036,796	(225,028)
05/24/2011	State Street Bank	123,385,000	ZAR	18,742,457	17,066,879	(1,675,578)
05/24/2011	State Street Bank	78,070,000	ZAR	11,859,007	11,108,740	(750,267)
05/24/2011	State Street Bank	1,155,000	EUR	1,709,742	1,641,844	(67,898)
06/01/2011	State Street Bank	30,116,359	EUR	44,571,349	44,000,000	(571,349)

The Fund had average market values of $695,044,880 and $131,968,515 in forward foreign currency contracts to buy and forward foreign currency contracts to sell, respectively, during the six months ended April 30, 2011.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage International Bond Fund	25

The fair value, realized gains or losses and change in unrealized gains or losses on derivative instruments are reflected in the appropriate financial statements.

7. BANK BORROWINGS

The Trust (excluding the money market funds) and Wells Fargo Variable Trust are parties to a $125,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, under the credit agreement, the Fund pays an annual commitment fee equal to 0.125% of the unused balance, which is allocated pro rata.

For the six months ended April 30, 2011, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

26	Wells Fargo Advantage International Bond Fund	Other Information (Unaudited)

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

Other Information (Unaudited)	Wells Fargo Advantage International Bond Fund	27

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Wells Fargo Funds Trust (the “Trust”) and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 152 funds comprising the Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Chairman, President and CEO of Crystal Geyser. Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction), Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 45 portfolios as of 12/31/10); Director, Diversapack Co. (packaging company); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Co-Director of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor and Chair of the Department of Insurance and Risk Management, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

28	Wells Fargo Advantage International Bond Fund	Other Information (Unaudited)

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Currently serves on the Investment Company Institute’s Board of Governors and Executive Committee as well the In dependent Director’s Counsel Board of Governors and Executive Committee. Former Chairman of the Independent Directors Counsel. Trustee of the Evergreen Funds from 1984 to 2010. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010.	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010. Vice President and Assistant Vice President of Evergreen Investment Services, Inc. from 1999 to 2006.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009 . Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Assistant Vice President, Evergreen Investment Services, Inc. from 2000 to 2004 and the head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Fund’s Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Fund’s Web site at www.wellsfargo.com/advantagefunds.

Other Information (Unaudited)	Wells Fargo Advantage International Bond Fund	29

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Each year, as required by Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), determines whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in person meeting held on March 24-25, 2011 (the “Meeting”), the Board reviewed and re-approved: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for the International Bond Fund (the “Fund”) and (ii) an investment sub-advisory agreement with First International Advisors, LLC (“FIA”) for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with FIA are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and FIA and continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and FIA under the Advisory Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees’ independent legal counsel on their behalf. The Board received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and FIA, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and FIA. In addition, the Board took into account the administrative services provided to the Fund by Funds Management and its affiliates.

The Board’s decision to approve the continuation of the Advisory Agreements was based on a comprehensive evaluation of all of the information provided to it. In approving the continuation of the Advisory Agreements, the Board did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Board evaluated information provided to it both in terms of the funds generally and with respect to the Fund, specifically as it considered appropriate. Although the Board considered the continuation of the Advisory Agreements for the Fund as part of the larger process of considering the continuation of the advisory agreements for all of the funds, its decision to continue the Advisory Agreements for the Fund was ultimately made on a fund-by-fund basis.

In considering these matters, the Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and FIA about various topics, including Funds Management’s oversight of service providers. The above factors, together with those referenced below, are some of the most important, but not necessarily all, factors considered by the Board in concluding that it was satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by Funds Management and FIA.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2010. The Board also considered these results in comparison to the median performance of a universe of relevant funds (the “Universe”) that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund, and in comparison to the Fund’s

30	Wells Fargo Advantage International Bond Fund	Other Information (Unaudited)

benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the Universe.

The Board noted that the performance of the Fund was higher than the median performance of the Universe for the periods under review.

The Board received and considered information regarding the Fund’s contractual advisory fee and net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any), transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 fees, service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of an expense Universe and a narrower expense group of mutual funds (each, an “Expense Group”) that was determined by Lipper to be similar to the Fund. The Board received a description of the methodology used by Lipper to select the mutual funds in the Fund’s Expense Group. The Board noted that the net operating expense ratio of the Fund was in range of or lower than the Fund’s Expense Group’s median net operating expense ratio.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements for the Fund.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rate that is payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rate”), both on a stand-alone basis and on a combined basis with the Fund’s administration fee rate. The Board took into account the separate administrative and other services covered by the administration fee rate. The Board also reviewed and considered the contractual investment sub-advisory fee rate that is payable by Funds Management to FIA for investment sub-advisory services (the “Sub-Advisory Agreement Rate”). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rate and considered the Advisory Agreement Rate after taking the waivers/caps into account (the “Net Advisory Rate”).

The Board received and considered information comparing the Advisory Agreement Rate and Net Advisory Rate with those of other funds in the Fund’s Expense Group median. The Board noted that the Advisory Agreement Rate and Net Advisory Rate for the Fund were in range of the median rates for the Fund’s Expense Group. The Board further noted that Funds Management had agreed to continue contractual fee cap arrangements for the Fund designed to lower the Fund’s expenses.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and FIA to other types of clients. In this regard, the Board received information about differences between the services, and the compliance, reporting, and other legal burdens and risks of providing investment advice to mutual funds and those associated with providing advice to non-mutual fund clients such as collective funds or institutional separate accounts.

The Board determined that the Advisory Agreement Rate for the Fund, both with and without an administration fee rate and before and after waivers, were acceptable in light of the Fund’s Expense Group information, the net expense ratio commitments, the services covered by the Advisory Agreements and other information provided. The Board also reviewed and considered the Sub-Advisory Agreement Rate and concluded that the Sub-Advisory Agreement Rate was acceptable in light of the services covered by the Sub-Advisory Agreement and other information provided.

Profitability

The Board received and considered a profitability analysis of Funds Management, as well as an analysis of the profitability to the collective Wells Fargo businesses that provide services to the Fund. It considered that the information provided to it was necessarily estimated, and that the profitability information provided to it, especially on a fund-by-fund basis, did not necessarily provide a precise tool for evaluating the appropriateness of the Fund’s Advisory Agreement Rates in isolation. It noted that the levels of profitability of the Fund to Funds Management varied widely, depending on, among other things, the size and type of fund. The Board concluded that the profitability to Funds Management of the services provided to the Fund, individually or in the aggregate, was not unreasonable.

Other Information (Unaudited)	Wells Fargo Advantage International Bond Fund	31

The Board did not consider separate profitability information with respect to FIA, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in the Fund’s advisory fee structure, which operate generally to reduce the effective Advisory Agreement Rate of the Fund (as a percentage of Fund assets) as the Fund grows in size. It considered that, as a fund shrinks in size, breakpoints conversely result in increasing fee levels. The Board noted that it would continue to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward sharing economies of scale with the Fund. However, the Board acknowledged the inherent limitations of any analysis of an investment adviser’s economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board’s understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Other benefits to Funds Management and FIA

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including FIA, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and FIA with the Fund and benefits potentially derived from an increase in Funds Management’s and FIA’s business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including FIA).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Fund and receives certain compensation for those services. The Board noted that the Fund pays sub-transfer agency fees to various financial institutions, including affiliates of Funds Management that hold fund shares in omnibus accounts. It also considered that these entities may receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through them.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized and any benefits that may be realized by using an affiliated broker.

Other factors and broader review

The Board also considered the markets for distribution of the Fund’s shares, including the multiple channels through which the Fund’s shares are offered and sold. The Board noted that the Fund is part of one of the few fund families that have both direct-to-fund and intermediary distribution channels. As discussed above, the Board reviews detailed materials received from Funds Management and FIA annually as part of the re-approval process under Section 15 of the 1940 Act and also reviews and assesses information about the quality of the services that the Fund receives throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, portfolio reviews and performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

32	Wells Fargo Advantage International Bond Fund	List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG	— Association of Bay Area Governments
ACB	— Agricultural Credit Bank
ADR	— American Depositary Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
ARM	— Adjustable Rate Mortgages
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BART	— Bay Area Rapid Transit
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAD	— Canadian Dollar
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CDSC	— Contingent Deferred Sales Charge
CGIC	— Capital Guaranty Insurance Company
CGY	— Capital Guaranty Corporation
CHF	— Swiss Franc
CIFG	— CDC (Caisse des Dépôts et Consignations) IX IS Financial Guarantee
COP	— Certificate of Participation
CP	— Commercial Paper
CR	— Custody Receipts
CTF	— Common Trust Fund
DEM	— Deutsche Mark
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDFA	— Economic Development Finance Authority
ETET	— Eagle Tax-Exempt Trust
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHAG	— Federal Housing Agency
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FRF	— French Franc
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depositary Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUD	— Housing & Urban Development
HUF	— Hungarian Forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MFMR	— Multi-Family Mortgage Revenue
MMD	— Municipal Market Data
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NLG	— Netherlands Guilder
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PSFG	— Public School Fund Guaranty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SLMA	— Student Loan Marketing Association
SPDR	— Standard & Poor’s Depositary Receipts
STIT	— Short-Term Investment Trust
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
USD	— Unified School District
XLCA	— XL Capital Assurance
ZAR	— South African Rand

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More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Funds’ Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds Individual Investors: 1- 800-222-8222

Retail Investment Professionals: 1- 888-877-9275 Institutional Investment Professionals: 1- 866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at www.wellsfargo.com/advantagefunds. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2011 Wells Fargo Funds Management, LLC. All rights reserved.	www.wellsfargo.com/advantagefunds	202913 06-11 SIF2/SAR157 04-11

ITEM 2. CODE OF ETHICS

Not required in this filing

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Governance Committee (the “Committee”) of the Board of Trustees of the registrant (the “Trust”) has adopted procedures by which a shareholder of any series of the Trust may submit properly a nominee recommendation for the Committee’s consideration.

The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Trust, to the attention of the Trust’s Secretary, at the address of the principal executive offices of the Trust.

The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five (45) calendar days nor more than seventy-five (75) calendar days prior to the date of the Committee meeting at which the nominee would be considered.

The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the “candidate”); (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the Securities and Exchange Commission (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Trust (as defined in the Investment Company Act of 1940, as amended) and, if not an “interested person,” information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder’s name as it appears on the Trust’s books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Committee may require the candidate to interview in person and furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Not required in this filing.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ KARLA M. RABUSCH
Karla M. Rabusch
President

Date: June 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

By:	/s/ KARLA M. RABUSCH
Karla M. Rabusch
President

Date: June 28, 2011

By:	/s/ KASEY L. PHILLIPS
Kasey L. Phillips
Treasurer

Date: June 28, 2011